UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

         Investment Company Act file number 811-08821
                                            ---------

                              RYDEX VARIABLE TRUST
                              ---------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850
                            -------------------------

               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                              Rydex Variable Trust
                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850
                            -------------------------
                     (Name and address of agent for service)

    Registrant's telephone number, including area code: 301-296-5100
                                                        ------------

               Date of fiscal year end: DECEMBER 31, 2007
                                        -----------------

              Date of reporting period: SEPTEMBER 30, 2007
                                        ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 64.3%

FINANCIALS 12.0%
   Citigroup, Inc.                                       20,570   $     960,002
   Bank of America Corp.                                 18,140         911,898
   J.P. Morgan Chase & Co.                               18,480         846,754
   American International
     Group, Inc.                                         10,130         685,294
   Wells Fargo & Co.                                     19,100         680,342
   Wachovia Corp.+                                       11,370         570,206
   Morgan Stanley+                                        6,810         429,030
   Prudential Financial, Inc.                             3,540         345,433
   Travelers Cos, Inc.                                    5,510         277,373
   Goldman Sachs Group, Inc.                              1,251         271,142
   Bank of New York Mellon
     Corp.                                                6,070         267,930
   Hartford Financial Services
     Group, Inc.                                          2,870         265,619
   SunTrust Banks, Inc.                                   3,200         242,144
   Capital One Financial Corp.                            3,570         237,155
   Loews Corp.                                            4,790         231,597
   Allstate Corp.                                         3,980         227,616
   PNC Financial Services
     Group, Inc.+                                         3,270         222,687
   Franklin Resources, Inc.+                              1,730         220,575
   Lincoln National Corp.                                 3,340         220,340
   ACE Ltd.                                               3,630         219,869
   Regions Financial Corp.+                               7,230         213,140
   American Express Co.                                   3,530         209,576
   Genworth Financial, Inc. --
     Class A                                              6,780         208,349
   Bear Stearns Cos., Inc.+                               1,590         195,268
   Merrill Lynch & Co., Inc.+                             2,410         171,785
   Legg Mason, Inc.                                       2,010         169,423
   Fannie Mae                                             2,700         164,187
   XL Capital Ltd.+                                       2,050         162,360
   M&T Bank Corp.                                         1,540         159,313
   Assurant, Inc.                                         2,970         158,895
   American Capital Strategies,
     Ltd.+                                                3,630         155,110
   ProLogis+                                              2,310         153,269
   Torchmark Corp.                                        2,410         150,191
   SAFECO Corp.+                                          2,240         137,133
   Janus Capital Group, Inc.+                             4,760         134,613
   U.S. Bancorp+                                          4,040         131,421
   E*Trade Financial Corp.*+                              9,130         119,238
   MetLife, Inc.+                                         1,480         103,200
   Ambac Financial Group, Inc.+                           1,640         103,172
   MGIC Investment Corp.+                                 2,870          92,730
   Zions Bancorporation                                   1,270          87,211

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Freddie Mac                                            1,140   $      67,271
   Lehman Brothers Holdings,
     Inc.+                                                  480          29,630
   Washington Mutual, Inc.                                  830          29,307
   Discover Financial Services*                           1,040          21,632
   AFLAC, Inc.                                              130           7,415
TOTAL FINANCIALS                                                     11,667,845
                                                                  -------------

INFORMATION TECHNOLOGY 9.8%
   Cisco Systems, Inc.*                                  31,910       1,056,540
   Microsoft Corp.                                       34,220       1,008,121
   International Business
     Machines Corp.                                       7,390         870,542
   Hewlett-Packard Co.                                   14,680         730,917
   Intel Corp.                                           21,870         565,558
   Oracle Corp.*                                         23,910         517,652
   Apple, Inc.*                                           3,100         475,974
   Google, Inc. -- Class A*                                 780         442,471
   EMC Corp*                                             16,450         342,160
   eBay, Inc.*+                                           8,490         331,280
   Applied Materials, Inc.                               11,840         245,088
   Xerox Corp.*                                          11,760         203,919
   Qualcomm, Inc.                                         4,650         196,509
   Computer Sciences Corp.*                               3,190         178,321
   Tyco Electronics Ltd.                                  4,980         176,441
   BMC Software, Inc.*                                    5,440         169,891
   Fiserv, Inc.*                                          3,330         169,364
   Electronic Data Systems
     Corp.                                                7,710         168,386
   Dell, Inc.*                                            6,080         167,808
   KLA-Tencor Corp.+                                      2,890         161,204
   Avaya, Inc.*                                           9,440         160,102
   LSI Logic Corp.*                                      19,910         147,732
   Convergys Corp.*                                       8,320         144,435
   Novellus Systems, Inc.*                                5,180         141,207
   Fidelity National Information
     Services, Inc.                                       3,150         139,766
   Tellabs, Inc.*                                        13,850         131,852
   Compuware Corp.*                                      15,280         122,546
   Teradyne, Inc.*                                        8,640         119,232
   Texas Instruments, Inc.                                3,040         111,234
   Motorola, Inc.                                         3,670          68,005
   Corning, Inc.                                          2,260          55,709
   Yahoo!, Inc.*+                                           630          16,909
   Automatic Data Processing,
     Inc.                                                    70           3,215
TOTAL INFORMATION TECHNOLOGY                                          9,540,090
                                                                  -------------

INDUSTRIALS 8.0%
   General Electric Co.                                  44,530       1,843,542
   Caterpillar, Inc.                                      4,490         352,151


--------------------------------------------------------------------------------

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Honeywell International, Inc.                          5,570   $     331,248
   Lockheed Martin Corp.                                  2,920         316,791
   Emerson Electric Co.                                   5,750         306,015
   General Dynamics Corp.                                 3,490         294,800
   Raytheon Co.+                                          4,220         269,320
   Union Pacific Corp.                                    2,270         256,646
   United Parcel Service, Inc. --
     Class B+                                             3,410         256,091
   Burlington Northern Santa Fe
     Corp.+                                               3,110         252,439
   Northrop Grumman Corp.                                 3,190         248,820
   Illinois Tool Works, Inc.                              4,110         245,120
   Boeing Co.                                             2,290         240,427
   United Technologies Corp.                              2,960         238,221
   Norfolk Southern Corp.                                 4,260         221,136
   Danaher Corp.+                                         2,560         211,738
   Eaton Corp.                                            2,060         204,022
   Parker Hannifin Corp.                                  1,820         203,531
   CSX Corp.+                                             4,630         197,840
   L-3 Communications
     Holdings, Inc.                                       1,790         182,831
   3M Co.                                                 1,950         182,481
   Dover Corp.                                            3,370         171,701
   Cooper Industries Ltd. --
     Class A+                                             3,250         166,042
   W.W. Grainger, Inc.                                    1,740         158,671
   Cintas Corp.                                           3,790         140,609
   Cummins, Inc.                                            940         120,217
   Allied Waste Industries,
     Inc.*+                                               7,990         101,872
   Precision Castparts Corp.                                310          45,874
   FedEx Corp.                                              340          35,615
   Deere & Co.+                                              50           7,421
TOTAL INDUSTRIALS                                                     7,803,232
                                                                  -------------

ENERGY 7.7%
   Exxon Mobil Corp.+                                    27,180       2,515,781
   Chevron Corp.                                         11,450       1,071,491
   ConocoPhillips                                         9,080         796,951
   Schlumberger Ltd.+                                     4,250         446,250
   Occidental Petroleum Corp.                             6,040         387,043
   Marathon Oil Corp.                                     5,600         319,312
   Valero Energy Corp.                                    4,510         302,982
   Devon Energy Corp.                                     3,630         302,016
   Transocean, Inc.*+                                     2,520         284,886
   National-Oilwell Varco, Inc.*                          1,900         274,550
   Noble Corp.                                            3,780         185,409
   XTO Energy, Inc.                                       2,630         162,639
   ENSCO International, Inc.+                             2,830         158,763
   BJ Services Co.                                        5,940         157,707
   Rowan Cos., Inc.+                                      3,620         132,420

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Halliburton Co.+                                         570   $      21,888
   Apache Corp.                                              80           7,205
TOTAL ENERGY                                                          7,527,293
                                                                  -------------

HEALTH CARE 7.6%
   Pfizer, Inc.                                          35,150         858,714
   Johnson & Johnson, Inc.                               11,480         754,236
   UnitedHealth Group, Inc.                               8,750         423,762
   Merck & Co., Inc.                                      7,740         400,081
   Amgen, Inc.*+                                          6,930         392,030
   Schering-Plough Corp.                                 11,280         356,786
   WellPoint, Inc.*                                       4,380         345,670
   Baxter International, Inc.                             5,290         297,721
   Abbott Laboratories                                    4,990         267,564
   Aetna, Inc.                                            4,910         266,466
   Biogen Idec, Inc.*                                     3,390         224,859
   CIGNA Corp.                                            3,980         212,094
   Zimmer Holdings, Inc.*                                 2,600         210,574
   Humana, Inc.*                                          2,820         197,062
   Coventry Health Care, Inc.*                            3,050         189,740
   Medtronic, Inc.+                                       3,080         173,743
   Wyeth                                                  3,850         171,517
   Laboratory Corporation of
     America Holdings*+                                   2,140         167,412
   Waters Corp.*                                          2,450         163,954
   AmerisourceBergen Corp.                                3,410         154,575
   Mylan Laboratories, Inc.+                              9,660         154,174
   PerkinElmer, Inc.                                      5,000         146,050
   Watson Pharmaceuticals,
     Inc.*                                                4,500         145,800
   Eli Lilly & Co.                                        2,520         143,464
   Bristol-Myers Squibb Co.                               4,940         142,371
   Thermo Fisher Scientific,
     Inc.*                                                2,150         124,098
   King Pharmaceuticals, Inc.*+                           9,700         113,684
   Medco Health Solutions, Inc.*                          1,220         110,276
   Gilead Sciences, Inc.*                                 1,130          46,183
   Covidien Ltd.*                                            70           2,905
TOTAL HEALTH CARE                                                     7,357,565
                                                                  -------------

CONSUMER DISCRETIONARY 6.6%
   Walt Disney Co.+                                      12,960         445,694
   Time Warner, Inc.                                     24,060         441,741
   News Corp. -- Class A                                 16,540         363,714
   Comcast Corp. -- Class A*+                            11,820         285,808
   Viacom, Inc. -- Class B*                               6,360         247,849
   Nike, Inc. -- Class B                                  3,960         232,294
   CBS Corp.+                                             7,250         228,375
   DIRECTV Group, Inc.*                                   9,050         219,734
   Starwood Hotels & Resorts
     Worldwide, Inc.                                      3,090         187,717


--------------------------------------------------------------------------------

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Macy's, Inc.                                           5,680   $     183,578
   J.C. Penney Co., Inc.+                                 2,870         181,872
   McDonald's Corp.                                       3,160         172,125
   IAC/ InterActiveCorp*                                  5,600         166,152
   Genuine Parts Co.                                      3,240         162,000
   Home Depot, Inc.+                                      4,990         161,876
   Big Lots, Inc.*                                        5,290         157,854
   Gannett Co., Inc.                                      3,600         157,320
   Sherwin-Williams Co.+                                  2,310         151,790
   Harley-Davidson, Inc.+                                 3,220         148,796
   Meredith Corp.                                         2,540         145,542
   TJX Cos., Inc.                                         4,910         142,734
   Stanley Works+                                         2,500         140,325
   Snap-On, Inc.                                          2,820         139,703
   Family Dollar Stores, Inc.                             5,150         136,784
   Office Depot, Inc.*                                    6,630         136,711
   Black & Decker Corp.+                                  1,630         135,779
   OfficeMax, Inc.                                        3,830         131,254
   Target Corp.                                           2,050         130,318
   Leggett & Platt, Inc.+                                 6,540         125,306
   Dillard's, Inc. -- Class A+                            5,580         121,811
   Kohl's Corp.*                                          2,020         115,807
   Hasbro, Inc.+                                          3,520          98,138
   Centex Corp.+                                          3,630          96,449
   Darden Restaurants, Inc.                               2,280          95,441
   Lowe's Cos., Inc.                                      2,650          74,253
   KB HOME+                                               2,330          58,390
   RadioShack Corp.+                                      1,560          32,230
   Brunswick Corp.+                                       1,030          23,546
   Mattel, Inc.                                             630          14,780
   Clear Channel
     Communications, Inc.                                   150           5,616
   Carnival Corp.+                                          110           5,327
TOTAL CONSUMER DISCRETIONARY                                          6,402,533
                                                                  -------------

CONSUMER STAPLES 5.6%
   Procter & Gamble Co.                                  13,510         950,293
   Altria Group, Inc.                                    11,520         800,986
   Wal-Mart Stores, Inc.                                 12,240         534,276
   PepsiCo, Inc.                                          5,790         424,175
   Coca-Cola Co.                                          7,210         414,359
   CVS Corp.                                              9,110         361,029
   Kroger Co.                                             8,080         230,442
   Kimberly-Clark Corp.                                   3,200         224,832
   General Mills, Inc.                                    3,750         217,537
   H.J. Heinz Co.                                         4,320         199,584
   Safeway, Inc.                                          5,930         196,342
   Molson Coors Brewing Co.
     -- Class B                                           1,670         166,449
   Pepsi Bottling Group, Inc.+                            4,090         152,025
   Clorox Co.                                             2,490         151,865

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Kraft Foods, Inc.                                      3,810   $     131,483
   Walgreen Co.                                           2,090          98,732
   Kellogg Co.                                              970          54,320
   Anheuser-Busch Cos., Inc.                              1,030          51,490
   Colgate-Palmolive Co.                                    580          41,366
   Costco Wholesale Corp.                                   160           9,819
TOTAL CONSUMER STAPLES                                                5,411,404
                                                                  -------------

TELECOMMUNICATION SERVICES 2.6%
   AT&T, Inc.                                            31,760       1,343,766
   Verizon Communications,
     Inc.                                                16,320         722,650
   CenturyTel, Inc.                                       3,370         155,761
   Citizens Communications
     Co.+                                                10,300         147,496
   Sprint Nextel Corp.+                                   7,130         135,470
TOTAL TELECOMMUNICATION SERVICES                                      2,505,143
                                                                  -------------

UTILITIES 2.3%
   FPL Group, Inc.+                                       3,830         233,170
   Duke Energy Corp.                                     11,980         223,906
   Edison International                                   3,770         209,046
   PG&E Corp.                                             4,340         207,452
   Sempra Energy                                          3,440         199,933
   Constellation Energy Group,
     Inc.                                                 2,250         193,028
   Consolidated Edison, Inc.                              3,740         173,162
   DTE Energy Co.+                                        3,280         158,883
   Nicor, Inc.+                                           3,330         142,857
   CenterPoint Energy, Inc.+                              8,860         142,026
   TECO Energy, Inc.+                                     8,330         136,862
   Exelon Corp.                                           1,550         116,808
   Dominion Resources, Inc.                                 310          26,133
   TXU Corp.                                                270          18,487
   Southern Co.+                                            300          10,884
TOTAL UTILITIES                                                       2,192,637
                                                                  -------------

MATERIALS 2.1%
   Freeport-McMoRan Copper &
     Gold, Inc. -- Class B                                3,160         331,453
   Dow Chemical Co.                                       7,240         311,754
   Alcoa, Inc.                                            7,460         291,835
   United States Steel Corp.                              1,960         207,642
   Ashland, Inc.+                                         2,600         156,546
   Sealed Air Corp.+                                      5,590         142,880
   Pactiv Corp.*                                          4,840         138,714
   Temple-Inland, Inc.+                                   2,550         134,207
   Bemis Co.                                              4,490         130,704
   E.I. du Pont de Nemours and
     Co.                                                  1,850          91,686
   Allegheny Technologies, Inc.                             740          81,363


--------------------------------------------------------------------------------

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Monsanto Co.+                                            820   $      70,307
TOTAL MATERIALS                                                       2,089,091
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $51,554,858)                                                62,496,833
                                                                  -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
33.6%
Collateralized by U.S. Treasury
Obligations

Mizuho Financial Group, Inc.
   issued 09/28/07 at 3.96% due
   10/01/07                                         $ 7,610,385       7,610,385
Credit Suisse Group issued
   09/28/07 at 3.95% due
   10/01/07++                                         3,616,579       3,616,579
Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90% due
   10/01/07++                                         6,236,516       6,236,516
UBS, Inc. issued 09/28/07 at
   3.89% due 10/01/07                                 7,610,385       7,610,385
Morgan Stanley issued 09/28/07
   at 3.80% due 10/01/07                              7,610,385       7,610,385
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $32,684,250)                                                32,684,250
                                                                  -------------

SECURITIES LENDING COLLATERAL 7.2%
Investment in Securities Lending Short
Term
   Investment Portfolio held by
     U.S. Bank                                        6,954,955       6,954,955
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,954,955)                                                     6,954,955
                                                                  -------------

TOTAL INVESTMENTS 105.1%
   (Cost $91,194,063)                                             $ 102,136,038
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (5.1)%                                                $  (4,927,022)
                                                                  -------------
NET ASSETS - 100.0%                                               $  97,209,016

                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2007 S&P 500 Index
Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $28,380,713)                                   369   $     731,128
                                                                  -------------

                                                          UNITS
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
December 2007 S&P 500 Index
Swap, Terminating 12/28/07**

   (Notional Market Value
   $36,453,888)                                          23,877   $     607,164
December 2007 S&P 500 Index
Swap, Terminating 12/14/07**
   (Notional Market Value
   $18,250,472)                                          11,954         467,316
                                                                  -------------

(TOTAL NOTIONAL MARKET VALUE
   $54,704,360)                                                   $   1,074,480
                                                                  -------------

*     Non-Income Producing Security.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2007

++ All or a portion of this security is pledged as equity index swap collateral at September 30, 2007


--------------------------------------------------------------------------------

VARIABLE ANNUITY INVERSE S&P 500 STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 13.0%
Federal Farm Credit Bank*
   4.54% due 11/02/07                              $  2,000,000   $   1,991,929
                                                                  -------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,991,929)                                                  1,991,929
                                                                  -------------

                                                      CONTRACTS
                                                   ------------
OPTIONS PURCHASED
CALLS
Call Options on:
   December 2007 S&P 500
   Index Futures Contracts                                   50              --
                                                                  -------------

TOTAL OPTIONS PURCHASED
   (Cost $2,078)                                                             --
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                   ------------
REPURCHASE AGREEMENTS
87.7%
Collateralized by U.S. Treasury
   Obligations
Mizuho Financial Group, Inc.
   issued 09/28/07 at 3.96% due
   10/01/07                                           3,437,725       3,437,725
Credit Suisse Group issued
   09/28/07 at 3.95% due
   10/01/07+                                          1,056,129       1,056,129
Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90% due
   10/01/07+                                          2,030,320       2,030,320
UBS, Inc. issued 09/28/07 at
   3.89% due 10/01/07                                 3,437,725       3,437,725
Morgan Stanley issued
   09/28/07 at 3.80% due
   10/01/07                                           3,437,725       3,437,725
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $13,399,624)                                                13,399,624
                                                                  -------------

TOTAL INVESTMENTS 100.7%
   (Cost $15,393,631)                                             $  15,391,553
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (0.7)%                                                $    (106,000)
                                                                  -------------
NET ASSETS - 100.0%                                               $  15,285,553
                                                                  =============

                                                                     UNREALIZED
                                                      CONTRACTS     GAIN (LOSS)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2007 S&P 500 Index
Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $7,614,338)                                     99   $    (125,148)
                                                                  -------------
                                                          UNITS
                                                   ------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
December 2007 S&P 500 Index
Swap, Terminating 12/14/07**
(Notional Market Value $5,517)                               (4)  $       6,796

December 2007 S&P 500 Index
Swap, Terminating 12/28/07**
   (Notional Market Value
   $7,615,482)                                           (4,988)  $    (150,139)
                                                                  -------------

(TOTAL NOTIONAL MARKET VALUE $7,620,999)                          $    (143,343)
                                                                  -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

+ All or a portion of this security is pledged as equity index swap collateral at September 30, 2007


--------------------------------------------------------------------------------

VARIABLE ANNUITY OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 45.7%

INFORMATION TECHNOLOGY 29.4%
   Apple, Inc.*                                          35,220   $   5,407,679
   Microsoft Corp.                                       99,400       2,928,324
   Qualcomm, Inc.                                        55,850       2,360,221
   Cisco Systems, Inc.*                                  68,690       2,274,326
   Google, Inc. -- Class A*                               3,730       2,115,917
   Research In Motion Ltd.*                              15,960       1,572,858
   Oracle Corp.*                                         63,320       1,370,878
   eBay, Inc.*                                           34,590       1,349,702
   Intel Corp.                                           37,130         960,182
   Applied Materials, Inc.                               45,830         948,681
   Lam Research Corp.*+                                  14,710         783,454
   Fiserv, Inc.*                                         14,790         752,219
   Check Point Software
     Technologies Ltd.*+                                 28,460         716,623
   CheckFree Corp.*+                                     14,960         696,238
   Dell, Inc.*                                           23,750         655,500
   KLA-Tencor Corp.+                                     10,610         591,826
   Nvidia Corp.*                                         16,260         589,262
   Adobe Systems, Inc.*                                  13,260         578,931
   Symantec Corp.*+                                      25,150         487,407
   Juniper Networks, Inc.*                               10,970         401,612
   Flextronics International
     Ltd.*+                                              35,320         394,878
   Broadcom Corp. -- Class
     A*+                                                 10,700         389,908
   Intuit, Inc.*                                         12,720         385,416
   Autodesk, Inc.*                                        6,730         336,298
   Network Appliance, Inc.*+                             11,910         320,498
   Xilinx, Inc.+                                         11,750         307,145
   Altera Corp.                                          12,720         306,298
   Cadence Design Systems,
     Inc.*+                                              13,740         304,891
   Cognizant Technology
     Solutions Corp. -- Class
     A*                                                   3,500         279,195
   SanDisk Corp.*                                         4,710         259,521
   Logitech International SA*+                            7,280         215,124
   VeriSign, Inc.*+                                       5,870         198,054
   Yahoo!, Inc.*+                                         6,970         187,075
   Citrix Systems, Inc.*                                  4,510         181,843
   Sun Microsystems, Inc*                                30,010         168,356
   Infosys Technologies Ltd. --
     SP ADR                                               3,090         149,525
   Telefonaktiebolaget LM
     Ericsson -- SP ADR+                                  3,730         148,454
   BEA Systems, Inc.*                                    10,380         143,971
   CDW Corp.*                                             1,490         129,928

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Tellabs, Inc.*                                        12,860   $     122,427
   Activision, Inc.*                                      3,680          79,451
   Paychex, Inc.                                          1,230          50,430
   Akamai Technologies, Inc.*+                            1,100          31,603
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                         32,632,129

CONSUMER DISCRETIONARY 6.9%
   Comcast Corp. -- Class A*+                            50,780       1,227,861
   Starbucks Corp.*+                                     27,510         720,762
   Garmin Ltd.+                                           5,810         693,714
   Amazon.com, Inc.*+                                     6,920         644,598
   Wynn Resorts Ltd.                                      4,090         644,420
   Sears Holdings Corp.*+                                 4,400         559,680
   Staples, Inc.                                         20,410         438,611
   Expedia, Inc.                                         12,850         409,658
   IAC/ InterActiveCorp*+                                11,050         327,854
   Apollo Group, Inc. -- Class
     A*                                                   5,350         321,803
   Virgin Media, Inc.                                    11,630         282,260
   Bed Bath & Beyond, Inc.+                               7,710         263,065
   EchoStar Communications
     Corp.*                                               5,240         245,284
   Liberty Global, Inc. -- Class
     A*                                                   5,770         236,685
   Liberty Media Corp -
     Interactive*                                         9,810         188,450
   Ross Stores, Inc.+                                     6,750         173,070
   Sirius Satellite Radio, Inc.*+                        43,290         151,082
   Discovery Holding Co. --
     Class A*                                             4,950         142,808
   Lamar Advertising Co. --
     Class A                                                790          38,686
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          7,710,351

HEALTH CARE 5.5%
   Gilead Sciences, Inc.*                                27,190       1,111,255
   Amgen, Inc.*+                                         15,970         903,423
   Biogen Idec, Inc.*                                    12,990         861,627
   Teva Pharmaceutical
     Industries Ltd. -- SP
     ADR+                                                17,810         792,011
   Celgene Corp.*+                                       10,550         752,321
   Genzyme Corp.*                                         7,030         435,579
   Express Scripts, Inc.*                                 7,150         399,113
   Cephalon, Inc.*+                                       3,490         254,979
   Intuitive Surgical, Inc.*+                             1,080         248,400
   Patterson Cos., Inc.*+                                 4,130         159,459
   DENTSPLY International,
     Inc.                                                 3,450         143,658


--------------------------------------------------------------------------------

VARIABLE ANNUITY OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Sepracor, Inc.*+                                       2,930   $      80,575
                                                                  -------------
TOTAL HEALTH CARE                                                     6,142,400

INDUSTRIALS 2.2%
   Paccar, Inc.                                           8,078         688,649
   Expeditors International
     Washington, Inc.+                                    6,130         289,949
   Foster Wheeler Ltd.*                                   2,160         283,565
   CH Robinson Worldwide,
     Inc.+                                                4,810         261,135
   Cintas Corp.+                                          5,590         207,389
   Fastenal Co.+                                          4,190         190,268
   Joy Global, Inc.                                       3,010         153,089
   UAL Corp.*+                                            3,170         147,500
   Ryanair Holdings PLC -- SP
     ADR*                                                 3,430         142,379
   Monster Worldwide, Inc.*+                              3,880         132,153
                                                                  -------------
TOTAL INDUSTRIALS                                                     2,496,076

TELECOMMUNICATION SERVICES 0.8%
   NII Holdings, Inc. -- Class
     B*                                                   4,950         406,642
   Millicom International
     Cellular SA*+                                        2,900         243,310
   Level 3 Communications,
     Inc.*+                                              43,880         204,042
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        853,994

CONSUMER STAPLES 0.6%
   Costco Wholesale Corp.+                                7,120         436,955
   Whole Foods Market, Inc.+                              4,090         200,246
                                                                  -------------
TOTAL CONSUMER STAPLES                                                  637,201

MATERIALS 0.2%
   Sigma-Aldrich Corp.                                    3,680         179,363
                                                                  -------------
TOTAL MATERIALS                                                         179,363

ENERGY 0.1%
   Patterson-UTI Energy, Inc.+                            4,510         101,791
                                                                  -------------
TOTAL ENERGY                                                            101,791

TOTAL COMMON STOCKS
   (Cost $25,516,746)                                                50,753,305
                                                                  -------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
49.7%
Collateralized by U.S. Treasury
   Obligations
Mizuho Financial Group, Inc.
   issued 09/28/07 at 3.96%
   due 10/01/07 $                                    14,810,779   $  14,810,779
Credit Suisse Group issued
   09/28/07 at 3.95% due
   10/01/07++                                         2,063,662       2,063,662
Lehman Brothers Holdings,
   Inc. issued 09/28/07 at 3.90%
   due 10/01/07++                                     8,745,769       8,745,769
UBS, Inc. issued 09/28/07 at
   3.89% due 10/01/07                                14,810,779      14,810,779
Morgan Stanley issued
   09/28/07 at 3.80% due
   10/01/07                                          14,810,780      14,810,780
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $55,241,769)                                                55,241,769
                                                                  -------------
SECURITIES LENDING COLLATERAL 8.3%
Investment in Securities Lending Short
Term
   Investment Portfolio held by
   U.S. Bank                                          9,236,104       9,236,104
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,236,104)                                                     9,236,104
                                                                  -------------
TOTAL INVESTMENTS 103.7%
   (Cost $89,994,619)                                               115,231,178
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (3.7)%                                                   (4,095,277)
                                                                  -------------
NET ASSETS - 100.0%                                                 111,135,901

                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
                                                    ----------------------------
FUTURES CONTRACTS PURCHASED
December 2007 Nasdaq 100
Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $38,038,500)                                   900       1,570,268
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                          UNITS            GAIN
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
December 2007 Nasdaq 100 Index
Swap, Terminating 12/28/2007**
   (Notional Market Value
   $21,620,162)                                          10,339   $     990,355
December 2007 Nasdaq 100 Index
Swap, Terminating 12/14/2007**
   (Notional Market Value
   $710,294)                                                340          17,402
                                                                  -------------

(TOTAL NOTIONAL MARKET VALUE $22,330,456)                         $   1,007,757
                                                                  -------------

*     Non-Income Producing Security.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2007.

++ All or a portion of this security is pledged as equity index swap collateral at September 30, 2007.

      ADR - American Depository Receipt


--------------------------------------------------------------------------------

VARIABLE ANNUITY INVERSE OTC STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 53.9%
Fannie Mae*
   4.55% due 10 /05/07                             $  3,000,000   $   2,998,483
Federal Home Loan Bank*
   4.50% due 10/03/07                                 5,000,000       4,998,750
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $7,997,233)                                                  7,997,233
                                                                  -------------

                                                      CONTRACTS
--------------------------------------------------------------------------------
OPTIONS PURCHASED 0.0%
Call Options on:
   December 2007 Nasdaq 100
   Index Futures Contracts
     Expiring December 2007
     with strike price of 2800                              100              --
                                                                  -------------
TOTAL OPTIONS PURCHASED
   (Cost $3,405)                                                             --
                                                                  -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
41.8%
Collateralized by U.S. Treasury
Obligations
   Mizuho Financial Group, Inc.
     issued 09/28/07 at 3.96%
     due 10/01/07                                     1,259,144       1,259,144
   Credit Suisse Group issued
     09/28/07 at 3.95% due
     10/01/07+                                        1,305,498       1,305,498
   Lehman Brothers Holdings,
     Inc. issued 09/28/07 at
     3.90% due 10/01/07+                              1,125,443       1,125,443
   UBS, Inc. issued 09/28/07 at
     3.89% due 10/01/07                               1,259,145       1,259,145
   Morgan Stanley issued
     09/28/07 at 3.80% due
     10/01/07                                         1,259,145       1,259,145
TOTAL REPURCHASE AGREEMENTS
   (Cost $6,208,375)                                                  6,208,375
                                                                  -------------
TOTAL INVESTMENTS 95.7%
   (Cost $14,209,013)                                             $  14,205,608
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 4.3%                                             $     630,984
                                                                  -------------
NET ASSETS - 100.0%                                               $  14,836,592

                                                                     UNREALIZED
                                                      CONTRACTS            LOSS
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2007 Nasdaq 100
Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $5,705,775)                                    135   $    (110,708)
                                                                  -------------

                                                          UNITS
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
December 2007 Nasdaq 100
Index Swap, Terminating
12/14/07**
   (Notional Market Value
   $5,589,565)                                            2,673   $     (75,194)
December 2007 Nasdaq 100
Index Swap, Terminating
12/28/07**
   (Notional Market Value
   $3,520,384)                                            1,683         (52,626)
(TOTAL NOTIONAL MARKET VALUE $9,109,950)                          $    (127,820)
                                                                  -------------


* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

+ All or a portion of this security is pledged as equity index swap collateral at September 30, 2007.


--------------------------------------------------------------------------------

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 75.6%

FINANCIALS 15.0%
   Citigroup, Inc.                                        9,950   $     464,366
   Bank of America Corp.                                  8,880         446,398
   American International
     Group, Inc.                                          5,130         347,044
   J.P. Morgan Chase & Co.                                6,770         310,201
   Wells Fargo & Co.                                      6,690         238,298
   Wachovia Corp.+                                        3,810         191,071
   Goldman Sachs Group, Inc.                                810         175,559
   American Express Co.+                                  2,370         140,707
   Morgan Stanley+                                        2,110         132,930
   Merrill Lynch & Co., Inc.                              1,720         122,602
   Fannie Mae                                             1,950         118,579
   U.S. Bancorp+                                          3,450         112,228
   MetLife, Inc.+                                         1,490         103,898
   Bank of New York Mellon
     Corp.                                                2,282         100,727
   Prudential Financial, Inc.                               920          89,774
   Freddie Mac                                            1,300          76,713
   Allstate Corp.                                         1,170          66,912
   Travelers Cos, Inc.                                    1,310          65,945
   Lehman Brothers Holdings,
     Inc.+                                                1,060          65,434
   CME Group, Inc.                                          110          64,608
   Washington Mutual, Inc.+                               1,750          61,792
   Hartford Financial Services
     Group, Inc.+                                           640          59,232
   AFLAC, Inc.                                              980          55,899
   Capital One Financial Corp.                              840          55,801
   State Street Corp.+                                      780          53,165
   SunTrust Banks, Inc.                                     700          52,969
   PNC Financial Services
     Group, Inc.+                                           680          46,308
   Simon Property Group, Inc.+                              450          45,000
   BB&T Corp.                                             1,100          44,429
   Loews Corp.                                              890          43,031
   Chubb Corp.+                                             790          42,376
   Regions Financial Corp.+                               1,410          41,567
   SLM Corp.                                                830          41,226
   Charles Schwab Corp.                                   1,900          41,040
   Franklin Resources, Inc.+                                320          40,800
   ACE Ltd.                                                 660          39,976
   Fifth Third Bancorp+                                   1,070          36,252
   Lincoln National Corp.                                   540          35,624
   ProLogis+                                                510          33,838
   Principal Financial Group,
     Inc.                                                   530          33,438

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   National City Corp.+                                   1,270   $      31,864
   Ameriprise Financial, Inc.+                              470          29,662
   Vornado Realty Trust+                                    270          29,524
   T. Rowe Price Group, Inc.+                               530          29,516
   XL Capital Ltd.                                          360          28,512
   Bear Stearns Cos., Inc.                                  230          28,246
   Progressive Corp.+                                     1,450          28,145
   Marsh & McLennan Cos.,
     Inc.                                                 1,080          27,540
   Genworth Financial, Inc. --
     Class A                                                890          27,350
   Archstone-Smith Trust                                    450          27,063
   Aon Corp.                                                590          26,438
   General Growth Properties,
     Inc.                                                   490          26,274
   KeyCorp+                                                 780          25,217
   Northern Trust Corp.+                                    380          25,183
   Boston Properties, Inc.+                                 240          24,936
   Marshall & Ilsley Corp.                                  534          23,373
   Host Hotels & Resorts, Inc.+                           1,040          23,338
   Equity Residential+                                      550          23,298
   Legg Mason, Inc.                                         270          22,758
   KIMCO Realty Corp.                                       500          22,605
   Moody's Corp.+                                           440          22,176
   Countrywide Financial Corp.                            1,150          21,862
   IntercontinentalExchange,
     Inc.*                                                  140          21,266
   Discover Financial Services*                             950          19,760
   Public Storage, Inc.+                                    250          19,663
   AvalonBay Communities,
     Inc.+                                                  160          18,890
   Synovus Financial Corp.                                  650          18,233
   UnumProvident Corp.+                                     720          17,618
   Hudson City Bancorp, Inc.                              1,060          16,303
   American Capital Strategies,
     Ltd.+                                                  380          16,237
   Leucadia National Corp.                                  330          15,913
   Comerica, Inc.+                                          310          15,897
   Plum Creek Timber Co., Inc.
     (REIT)+                                                350          15,666
   M&T Bank Corp.+                                          150          15,518
   CIT Group, Inc.                                          380          15,276
   MBIA, Inc.+                                              250          15,263
   Zions Bancorporation                                     220          15,107
   Commerce Bancorp, Inc.                                   380          14,736
   Cincinnati Financial Corp.                               340          14,725
   Developers Diversified Realty
     Corp.                                                  250          13,968
   SAFECO Corp.+                                            210          12,856
   Ambac Financial Group, Inc.+                             200          12,582
   Huntington Bancshares, Inc.+                             730          12,395
   Sovereign Bancorp, Inc.                                  720          12,269


--------------------------------------------------------------------------------

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Torchmark Corp.                                          190   $      11,841
   E*Trade Financial Corp.*+                                850          11,101
   CB Richard Ellis Group, Inc.
     -- Class A*+                                           390          10,858
   Assurant, Inc.                                           190          10,165
   Janus Capital Group, Inc.+                               320           9,050
   Apartment Investment &
     Management Co. -- Class
     A+                                                     188           8,484
   Federated Investors, Inc. --
     Class B+                                               180           7,146
   First Horizon National Corp.+                            250           6,665
   MGIC Investment Corp.                                    160           5,170
TOTAL FINANCIALS                                                      5,343,258
                                                                  -------------

INFORMATION TECHNOLOGY 12.2%
   Microsoft Corp.                                       16,130         475,190
   Cisco Systems, Inc.*                                  12,180         403,280
   International Business
     Machines Corp.+                                      2,720         320,416
   Intel Corp.                                           11,680         302,045
   Apple, Inc.*                                           1,740         267,159
   Google, Inc. -- Class A*                                 460         260,944
   Hewlett-Packard Co.                                    5,160         256,916
   Oracle Corp.*                                          7,880         170,602
   Qualcomm, Inc.                                         3,350         141,571
   Dell, Inc.*                                            4,540         125,304
   Texas Instruments, Inc.                                2,860         104,647
   eBay, Inc.*+                                           2,280          88,965
   EMC Corp*                                              4,200          87,360
   Motorola, Inc.                                         4,630          85,794
   Corning, Inc.                                          3,154          77,746
   Yahoo!, Inc.*+                                         2,690          72,199
   Applied Materials, Inc.                                2,760          57,132
   Adobe Systems, Inc.*                                   1,180          51,519
   Automatic Data Processing,
     Inc.                                                 1,060          48,686
   Nvidia Corp.*                                          1,100          39,864
   Sun Microsystems, Inc.*                                7,080          39,719
   Juniper Networks, Inc.*+                               1,030          37,708
   Tyco Electronics Ltd.                                    986          34,934
   Symantec Corp.*+                                       1,800          34,884
   Electronic Arts, Inc.*                                   620          34,714
   Broadcom Corp. -- Class
     A*+                                                    940          34,253
   Western Union Co.                                      1,550          32,503
   Xerox Corp.*                                           1,870          32,426
   Agilent Technologies, Inc.*                              770          28,397
   Paychex, Inc.+                                           680          27,880
   MEMC Electronic Materials,
     Inc.*                                                  450          26,487

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   SanDisk Corp.*+                                          460   $      25,346
   Cognizant Technology
     Solutions Corp. -- Class
     A*                                                     290          23,133
   Autodesk, Inc.*                                          460          22,986
   Analog Devices, Inc.+                                    620          22,419
   Electronic Data Systems
     Corp.                                                1,020          22,277
   KLA-Tencor Corp.+                                        390          21,754
   Intuit, Inc.*                                            680          20,604
   CA, Inc.+                                                780          20,062
   Computer Sciences Corp.*                                 350          19,565
   Network Appliance, Inc.*+                                710          19,106
   NCR Corp.*+                                              360          17,928
   Altera Corp.                                             710          17,097
   Fiserv, Inc.*                                            330          16,784
   Micron Technology, Inc.*+                              1,510          16,761
   VeriSign, Inc.*+                                         490          16,533
   Microchip Technology, Inc.                               430          15,618
   Avaya, Inc.*                                             910          15,434
   Xilinx, Inc.+                                            590          15,423
   Linear Technology Corp.+                                 440          15,396
   Fidelity National Information
     Services, Inc.                                         340          15,086
   Advanced Micro Devices,
     Inc.*+                                               1,100          14,520
   Citrix Systems, Inc.*+                                   360          14,515
   National Semiconductor
     Corp.+                                                 480          13,018
   BMC Software, Inc.*                                      400          12,492
   LSI Logic Corp.*                                       1,430          10,611
   Affiliated Computer Services,
     Inc. -- Class A*                                       200          10,048
   Jabil Circuit, Inc.                                      420           9,593
   Akamai Technologies, Inc.*+                              330           9,481
   Tellabs, Inc.*                                           880           8,378
   Lexmark International, Inc.*+                            190           7,891
   Molex, Inc.                                              290           7,810
   Solectron Corp.*                                       1,830           7,137
   Novellus Systems, Inc.*                                  250           6,815
   Ciena Corp.*                                             170           6,474
   JDS Uniphase Corp.*                                      420           6,283
   Novell, Inc.*                                            700           5,348
   Teradyne, Inc.*                                          380           5,244
   Compuware Corp.*                                         610           4,892
   Convergys Corp.*                                         270           4,687
   Unisys Corp.*                                            700           4,634
   Tektronix, Inc.                                          150           4,161
   QLogic Corp.*+                                           290           3,900
TOTAL INFORMATION TECHNOLOGY                                          4,358,488
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
ENERGY 8.8%
   Exxon Mobil Corp.+                                    11,100   $   1,027,416
   Chevron Corp.+                                         4,260         398,651
   ConocoPhillips                                         3,260         286,130
   Schlumberger Ltd.                                      2,380         249,900
   Occidental Petroleum Corp.                             1,660         106,373
   Marathon Oil Corp.                                     1,360          77,547
   Valero Energy Corp.                                    1,110          74,570
   Devon Energy Corp.                                       890          74,048
   Halliburton Co.+                                       1,780          68,352
   Transocean, Inc.*+                                       580          65,569
   Apache Corp.                                             660          59,440
   Baker Hughes, Inc.+                                      640          57,837
   National-Oilwell Varco, Inc.*                            360          52,020
   Anadarko Petroleum Corp.                                 930          49,987
   XTO Energy, Inc.                                         770          47,617
   Weatherford International
     Ltd.*                                                  670          45,011
   Williams Cos., Inc.                                    1,200          40,872
   Hess Corp.                                               550          36,591
   EOG Resources, Inc.+                                     490          35,442
   Spectra Energy Corp.+                                  1,260          30,845
   Chesapeake Energy Corp.+                                 820          28,913
   Smith International, Inc.                                400          28,560
   Murphy Oil Corp.                                         380          26,558
   Noble Corp.                                              540          26,487
   Peabody Energy Corp.+                                    530          25,371
   El Paso Corp.+                                         1,400          23,758
   Nabors Industries Ltd.*                                  560          17,231
   Sunoco, Inc.+                                            240          16,987
   ENSCO International, Inc.+                               300          16,830
   Consol Energy, Inc.                                      360          16,776
   BJ Services Co.                                          580          15,399
   Tesoro Corp.                                             270          12,425
   Rowan Cos., Inc.+                                        220           8,048
TOTAL ENERGY                                                          3,147,561
                                                                  -------------

HEALTH CARE 8.8%
   PHARMACEUTICALS 4.6%
   Johnson & Johnson, Inc.                                5,790         380,403
   Pfizer, Inc.                                          13,860         338,600
   Merck & Co., Inc.                                      4,350         224,851
   Abbott Laboratories                                    3,090         165,686
   Wyeth                                                  2,690         119,840
   Bristol-Myers Squibb Co.                               3,960         114,127
   Eli Lilly & Co.                                        1,970         112,152
   Schering-Plough Corp.                                  3,240         102,481
   Allergan, Inc.                                           620          39,971
   Forest Laboratories, Inc.*                               630          23,493
   Barr Pharmaceuticals, Inc.*                              210          11,951
   Mylan Laboratories, Inc.+                                500           7,980

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Watson Pharmaceuticals,
     Inc.*                                                  210   $       6,804
   King Pharmaceuticals, Inc.*+                             490           5,743
                                                                  -------------

TOTAL PHARMACEUTICALS                                                 1,654,082
                                                                  -------------

   HEALTH CARE PROVIDERS & SERVICES 1.7%
   UnitedHealth Group, Inc.                               2,650         128,340
   WellPoint, Inc.*                                       1,210          95,493
   Aetna, Inc.                                            1,020          55,355
   Medco Health Solutions,
     Inc.*                                                  540          48,811
   Cardinal Health, Inc.                                    730          45,647
   McKesson Corp.                                           590          34,686
   CIGNA Corp.                                              570          30,375
   Express Scripts, Inc.*                                   520          29,026
   Humana, Inc.*                                            340          23,759
   Coventry Health Care, Inc.*                              310          19,285
   Laboratory Corporation of
     America Holdings*+                                     230          17,993
   Quest Diagnostics, Inc.+                                 310          17,909
   AmerisourceBergen Corp.                                  360          16,319
   IMS Health, Inc.                                         390          11,950
   Patterson Cos., Inc.*+                                   280          10,811
   Manor Care, Inc.                                         150           9,660
   Tenet Healthcare Corp.*+                                 950           3,192
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  598,611
                                                                  -------------

   HEALTH CARE EQUIPMENT & SUPPLIES 1.5%
   Medtronic, Inc.+                                       2,270         128,051
   Baxter International, Inc.                             1,290          72,601
   Thermo Fisher Scientific,
     Inc.*                                                  850          49,062
   Covidien Ltd.*                                           986          40,919
   Becton, Dickinson & Co.+                                 490          40,204
   Zimmer Holdings, Inc.*                                   470          38,065
   Boston Scientific Corp.*                               2,670          37,246
   Stryker Corp.+                                           470          32,317
   St. Jude Medical, Inc.*+                                 680          29,968
   C.R. Bard, Inc.+                                         210          18,520
   Waters Corp.*                                            200          13,384
   Hospira, Inc.*                                           310          12,850
   Varian Medical Systems,
     Inc.*+                                                 250          10,473
   Millipore Corp.*+                                        110           8,338
   Bausch & Lomb, Inc.                                      110           7,040


--------------------------------------------------------------------------------

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   PerkinElmer, Inc.                                        240   $       7,010
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  546,048
                                                                  -------------
   BIOTECHNOLOGY 1.0%
   Amgen, Inc.*+                                          2,170         122,757
   Gilead Sciences, Inc.*                                 1,850          75,609
   Celgene Corp.*+                                          770          54,909
   Biogen Idec, Inc.*                                       580          38,471
   Genzyme Corp.*                                           530          32,839
   Applera Corp. - Applied
     Biosystems Group                                       370          12,817
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                     337,402
                                                                  -------------

TOTAL HEALTH CARE                                                     3,136,143
                                                                  -------------

INDUSTRIALS 8.7%
   General Electric Co.                                  20,500         848,700
   Boeing Co.                                             1,570         164,834
   United Technologies Corp.                              1,980         159,350
   United Parcel Service, Inc. --
     Class B                                              2,100         157,710
   3M Co.+                                                1,430         133,819
   Caterpillar, Inc.+                                     1,280         100,390
   Honeywell International,
     Inc.+                                                1,500          89,205
   Emerson Electric Co.                                   1,580          84,088
   Lockheed Martin Corp.                                    690          74,858
   General Dynamics Corp.                                   810          68,421
   Deere & Co.+                                             440          65,305
   FedEx Corp.                                              620          64,945
   Union Pacific Corp.                                      530          59,922
   Raytheon Co.+                                            870          55,523
   Northrop Grumman Corp.                                   690          53,820
   Illinois Tool Works, Inc.                                840          50,098
   Burlington Northern Santa Fe
     Corp.+                                                 600          48,702
   Tyco International Ltd.+                                 986          43,719
   Paccar, Inc.                                             500          42,625
   Precision Castparts Corp.                                280          41,434
   Norfolk Southern Corp.+                                  790          41,009
   Danaher Corp.                                            490          40,528
   Waste Management, Inc.                                 1,040          39,250
   CSX Corp.+                                               880          37,602
   Textron, Inc.                                            500          31,105
   Ingersoll-Rand Co. -- Class
     A                                                      570          31,048
   Eaton Corp.                                              290          28,722
   Cummins, Inc.                                            210          26,857

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Fluor Corp.                                              180   $      25,916
   Parker Hannifin Corp.                                    230          25,721
   L-3 Communications Holdings,
     Inc.                                                   250          25,535
   ITT Industries, Inc.                                     360          24,455
   Rockwell Collins, Inc.                                   330          24,103
   Southwest Airlines Co.+                                1,490          22,052
   Rockwell Automation, Inc.                                310          21,548
   Dover Corp.                                              410          20,889
   Pitney Bowes, Inc.                                       440          19,985
   CH Robinson Worldwide,
     Inc.+                                                  350          19,002
   Cooper Industries Ltd. --
     Class A+                                               370          18,903
   Terex Corp.*                                             200          17,804
   Goodrich Corp.                                           250          17,058
   Masco Corp.                                              730          16,914
   RR Donnelley & Sons Co.                                  440          16,086
   American Standard Cos., Inc.                             360          12,823
   W.W. Grainger, Inc.                                      140          12,767
   Avery Dennison Corp.                                     210          11,974
   Equifax, Inc.                                            290          11,055
   Cintas Corp.+                                            270          10,017
   Robert Half International,
     Inc.+                                                  330           9,854
   Pall Corp.                                               250           9,725
   Monster Worldwide, Inc.*+                                260           8,856
   Allied Waste Industries,
     Inc.*+                                                 580           7,395
   Ryder System, Inc.+                                      120           5,880
   TOTAL INDUSTRIALS                                                  3,099,906
                                                                  -------------

CONSUMER STAPLES 7.2%
   Procter & Gamble Co.                                   6,240         438,922
   Altria Group, Inc.                                     4,214         292,999
   PepsiCo, Inc.                                          3,230         236,630
   Coca-Cola Co.                                          3,980         228,731
   Wal-Mart Stores, Inc.                                  4,800         209,520
   CVS Corp.                                              2,960         117,305
   Kraft Foods, Inc.                                      3,150         108,706
   Walgreen Co.                                           1,990          94,008
   Anheuser-Busch Cos., Inc.                              1,500          74,985
   Colgate-Palmolive Co.                                  1,020          72,746
   Kimberly-Clark Corp.                                     850          59,721
   Costco Wholesale Corp.                                   880          54,006
   Sysco Corp.                                            1,220          43,420
   Archer-Daniels-Midland Co.                             1,290          42,673
   Kroger Co.                                             1,420          40,498
   General Mills, Inc.                                      660          38,287
   Avon Products, Inc.                                      870          32,651
   Kellogg Co.                                              530          29,680


--------------------------------------------------------------------------------

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   H.J. Heinz Co.                                           640   $      29,568
   Safeway, Inc.                                            880          29,137
   WM Wrigley Jr Co.                                        430          27,619
   ConAgra Foods, Inc.                                      980          25,607
   Sara Lee Corp.                                         1,450          24,200
   Reynolds American, Inc.+                                 340          21,621
   Clorox Co.                                               280          17,077
   Campbell Soup Co.                                        450          16,650
   SUPERVALU, Inc.                                          420          16,384
   UST, Inc.+                                               320          15,872
   Hershey Co.+                                             340          15,779
   Molson Coors Brewing Co.
     -- Class B                                             140          13,954
   Coca-Cola Enterprises, Inc.+                             570          13,805
   Whole Foods Market, Inc.+                                280          13,709
   Brown-Forman Corp. --
     Class B                                                170          12,735
   Pepsi Bottling Group, Inc.+                              280          10,408
   Tyson Foods, Inc. -- Class A                             550           9,817
   Estee Lauder Cos., Inc. --
     Class A+                                               230           9,766
   Constellation Brands, Inc. --
     Class A*+                                              390           9,442
   McCormick & Co., Inc.                                    260           9,352
   Dean Foods Co.                                           260           6,651
TOTAL CONSUMER STAPLES                                                2,564,641
                                                                  -------------

CONSUMER DISCRETIONARY 7.0%
   Comcast Corp. -- Class A*+                             6,180         149,432
   Time Warner, Inc.                                      7,460         136,966
   Walt Disney Co.+                                       3,880         133,433
   McDonald's Corp.                                       2,380         129,639
   Home Depot, Inc.+                                      3,380         109,647
   Target Corp.+                                          1,690         107,433
   News Corp. -- Class A                                  4,630         101,814
   Lowe's Cos., Inc.                                      2,960          82,939
   Amazon.com, Inc.*+                                       610          56,821
   Viacom, Inc. -- Class B*                               1,370          53,389
   Johnson Controls, Inc.                                   400          47,244
   Nike, Inc. -- Class B                                    770          45,168
   CBS Corp.+                                             1,370          43,155
   Carnival Corp.                                           870          42,134
   General Motors Corp.+                                  1,130          41,471
   Starbucks Corp.*+                                      1,490          39,038
   Clear Channel
     Communications, Inc.                                 1,000          37,440
   DIRECTV Group, Inc.*                                   1,520          36,906
   Best Buy Co., Inc.+                                      800          36,816
   Kohl's Corp.*                                            640          36,691
   Hilton Hotels Corp.+                                     780          36,262
   Ford Motor Co.*+                                       4,200          35,658

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Coach, Inc.*                                             750   $      35,452
   Yum! Brands, Inc.                                      1,040          35,183
   McGraw-Hill Cos., Inc.+                                  680          34,619
   Harrah's Entertainment, Inc.                             370          32,164
   Omnicom Group, Inc.+                                     660          31,739
   Staples, Inc.                                          1,430          30,731
   International Game
     Technology, Inc.+                                      670          28,877
   Macy's, Inc.                                             870          28,118
   J.C. Penney Co., Inc.+                                   440          27,883
   Marriott International, Inc.--
     Class A                                                640          27,821
   TJX Cos., Inc.                                           890          25,872
   Starwood Hotels & Resorts
     Worldwide, Inc.                                        420          25,515
   Fortune Brands, Inc.+                                    310          25,262
   Harley-Davidson, Inc.+                                   500          23,105
   Gannett Co., Inc.                                        470          20,539
   Sears Holdings Corp.*+                                   150          19,080
   Nordstrom, Inc.+                                         400          18,756
   Mattel, Inc.                                             790          18,533
   Bed Bath & Beyond, Inc.*+                                540          18,425
   The Gap, Inc.                                            990          18,256
   Genuine Parts Co.                                        340          17,000
   Apollo Group, Inc. -- Class
     A*                                                     280          16,842
   Newell Rubbermaid, Inc.                                  550          15,851
   Eastman Kodak Co.+                                       570          15,253
   Limited Brands, Inc.+                                    640          14,650
   VF Corp.                                                 180          14,535
   Sherwin-Williams Co.+                                    220          14,456
   Whirlpool Corp.+                                         160          14,256
   Tiffany & Co.                                            270          14,134
   H&R Block, Inc.+                                         650          13,767
   Abercrombie & Fitch Co. --
     Class A                                                170          13,719
   Goodyear Tire & Rubber
     Co.*+                                                  420          12,772
   Wyndham Worldwide Corp.                                  360          11,794
   Darden Restaurants, Inc.                                 280          11,721
   Office Depot, Inc.*                                      550          11,341
   IAC/ InterActiveCorp*                                    380          11,275
   Harman International
     Industries, Inc.+                                      130          11,248
   Black & Decker Corp.+                                    130          10,829
   AutoZone, Inc.*+                                          90          10,453
   Interpublic Group of Cos.,
     Inc.*+                                                 940           9,757
   Polo Ralph Lauren Corp.                                  120           9,330
   Stanley Works                                            160           8,981
   Hasbro, Inc.+                                            320           8,922


--------------------------------------------------------------------------------

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Dow Jones & Co., Inc.+                                   130   $       7,761
   Family Dollar Stores, Inc.                               290           7,702
   EW Scripps Co. -- Class A                                180           7,560
   D.R. Horton, Inc.+                                       550           7,045
   Liz Claiborne, Inc.+                                     200           6,866
   Leggett & Platt, Inc.+                                   350           6,706
   Centex Corp.+                                            240           6,377
   Lennar Corp. -- Class A                                  280           6,342
   Big Lots, Inc.*+                                         200           5,968
   Snap-On, Inc.                                            120           5,945
   Wendy's International, Inc.                              170           5,935
   RadioShack Corp.+                                        280           5,785
   New York Times Co. --
     Class A+                                               290           5,730
   Pulte Homes, Inc.+                                       420           5,716
   AutoNation, Inc.*+                                       300           5,316
   OfficeMax, Inc.                                          150           5,141
   Meredith Corp.                                            80           4,584
   Brunswick Corp.+                                         180           4,115
   Tribune Co.                                              150           4,098
   Jones Apparel Group, Inc.+                               190           4,015
   KB HOME+                                                 150           3,759
   Circuit City Stores, Inc.+                               340           2,689
   Dillard's, Inc. -- Class A+                              120           2,620
TOTAL CONSUMER DISCRETIONARY                                          2,486,087
                                                                  -------------

TELECOMMUNICATION SERVICES 2.8%
   AT&T, Inc.                                            12,200         516,182
   Verizon Communications,
     Inc.                                                 5,814         257,444
   Sprint Nextel Corp.+                                   5,690         108,110
   Alltel Corp.                                             700          48,776
   Qwest Communications
     International, Inc.*+                                3,200          29,312
   Embarq Corp.                                             310          17,236
   Windstream Corp.+                                        960          13,555
   CenturyTel, Inc.                                         220          10,168
   Citizens Communications
     Co.+                                                   680           9,738
TOTAL TELECOMMUNICATION SERVICES                                      1,010,521
                                                                  -------------

UTILITIES 2.6%
   Exelon Corp.                                           1,354         102,037
   TXU Corp.                                                920          62,992
   Southern Co.                                           1,510          54,783
   FPL Group, Inc.+                                         810          49,313
   Dominion Resources, Inc.                                 580          48,894
   Duke Energy Corp.+                                     2,520          47,099
   Public Service Enterprise
     Group, Inc.                                            510          44,875
   Entergy Corp.                                            390          42,233

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   FirstEnergy Corp.                                        610   $      38,637
   American Electric Power Co.,
     Inc.                                                   800          36,864
   Edison International                                     650          36,042
   PPL Corp.+                                               770          35,651
   PG&E Corp.                                               710          33,938
   Constellation Energy Group,
     Inc.                                                   360          30,884
   Sempra Energy                                            530          30,803
   AES Corp.*+                                            1,340          26,854
   Consolidated Edison, Inc.+                               540          25,002
   Progress Energy, Inc.+                                   520          24,362
   Ameren Corp.+                                            420          22,050
   Questar Corp.                                            350          18,385
   Xcel Energy, Inc.                                        840          18,094
   Allegheny Energy, Inc.*                                  330          17,246
   DTE Energy Co.+                                          340          16,470
   NiSource, Inc.+                                          550          10,527
   CenterPoint Energy, Inc.+                                640          10,259
   Dynegy Inc.*                                             990           9,148
   Pinnacle West Capital Corp.                              200           7,902
   CMS Energy Corp.                                         450           7,569
   Integrys Energy Group, Inc.                              147           7,531
   TECO Energy, Inc.+                                       420           6,901
   Nicor, Inc.+                                              90           3,861
TOTAL UTILITIES                                                         927,206
                                                                  -------------

MATERIALS 2.5%
   Monsanto Co.+                                          1,090          93,457
   E.I. du Pont de Nemours and
     Co.+                                                 1,840          91,190
   Dow Chemical Co.                                       1,900          81,814
   Freeport-McMoRan Copper
     & Gold, Inc. -- Class B                                760          79,716
   Alcoa, Inc.                                            1,770          69,242
   Praxair, Inc.                                            640          53,606
   Air Products & Chemicals,
     Inc.                                                   430          42,037
   Newmont Mining Corp.                                     900          40,257
   Nucor Corp.+                                             580          34,493
   Weyerhaeuser Co.                                         430          31,089
   International Paper Co.+                                 860          30,848
   United States Steel Corp.+                               240          25,426
   PPG Industries, Inc.+                                    330          24,932
   Allegheny Technologies, Inc.                             200          21,990
   Vulcan Materials Co.+                                    190          16,939
   Ecolab, Inc.+                                            350          16,520
   Rohm & Haas Co.+                                         270          15,031
   Sigma-Aldrich Corp.                                      260          12,672
   Eastman Chemical Co.+                                    170          11,344
   Temple-Inland, Inc.+                                     210          11,052


--------------------------------------------------------------------------------

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   MeadWestvaco Corp.                                       370   $      10,926
   Ball Corp.                                               200          10,750
   International Flavors &
     Fragrances, Inc.+                                      180           9,515
   Sealed Air Corp.+                                        320           8,179
   Pactiv Corp.*                                            260           7,452
   Ashland, Inc.+                                           110           6,623
   Bemis Co.                                                210           6,113
   Hercules, Inc.+                                          230           4,835
TOTAL MATERIALS                                                         868,048
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $20,855,799)                                                26,941,859
                                                                  -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
15.8%
Collateralized by U.S. Treasury
   Obligations
Mizuho Financial Group, Inc.
   issued 09/28/07 at 3.96% due
   10/01/07                                        $  1,277,609       1,277,609
Credit Suisse Group issued
   09/28/07 at 3.95% due
   10/01/07++                                           734,366         734,366
Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90% due
   10/01/07                                           1,076,221       1,076,221
UBS, Inc. issued 09/28/07 at
   3.89% due 10/01/07                                 1,277,608       1,277,608
Morgan Stanley issued
   09/28/07 at 3.80% due
   10/01/07                                           1,277,608       1,277,608
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $5,643,412)                                                   5,643,412
                                                                  -------------

SECURITIES LENDING COLLATERAL 10.8%
Investment in Securities Lending Short
Term
   Investment Portfolio held by
     U.S. Bank                                        3,837,807       3,837,807
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,837,807)                                                     3,837,807
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS 102.2%
   (Cost $30,337,018)                                             $  36,423,078
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (2.2)%                                                $    (780,013)
                                                                  -------------
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                               $  35,643,065

                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2007 S&P 500 Index
Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $34,533,713)                                   449   $     712,094
                                                                  -------------

                                                          UNITS
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
December 2007 S&P 500 Index
Swap, Terminating 12/28/07**
   (Notional Market Value
   $6,390,479)                                            4,186   $     154,470
December 2007 S&P 500 Index
Swap, Terminating 12/14/07**
   (Notional Market Value
   $3,518,382)                                            2,304   $      60,916

(TOTAL NOTIONAL MARKET VALUE $9,908,861)                          $     215,386
                                                                  -------------

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

++ All or a portion of this security is pledged as equity index swap collateral at September 30, 2007.


--------------------------------------------------------------------------------

VARIABLE ANNUITY OTC 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 74.6%

INFORMATION TECHNOLOGY 48.0%
   Apple, Inc.*                                          24,100   $   3,700,314
   Microsoft Corp.                                       64,120       1,888,975
   Qualcomm, Inc.                                        40,130       1,695,894
   Google, Inc. -- Class A*                               2,823       1,601,403
   Cisco Systems, Inc.*                                  43,103       1,427,140
   Research In Motion Ltd.*                              11,131       1,096,960
   Intel Corp.                                           40,635       1,050,821
   Oracle Corp.*                                         42,370         917,310
   eBay, Inc.*+                                          20,130         785,473
   Adobe Systems, Inc.*                                  11,455         500,125
   Dell, Inc.*                                           16,611         458,464
   Nvidia Corp.*                                         10,713         388,239
   Symantec Corp.*+                                      18,340         355,429
   Electronic Arts, Inc.*                                 6,245         349,658
   Yahoo!, Inc.*+                                        12,800         343,552
   Broadcom Corp. -- Class A*                             8,494         309,521
   Paychex, Inc.+                                         7,219         295,979
   Applied Materials, Inc.                               14,160         293,112
   Maxim Integrated Products,
     Inc.                                                 8,930         262,095
   KLA-Tencor Corp.+                                      4,649         259,321
   Intuit, Inc.*                                          8,428         255,368
   Juniper Networks, Inc.*+                               6,710         245,653
   Autodesk, Inc.*                                        4,760         237,857
   Altera Corp.                                           9,620         231,650
   SanDisk Corp.*+                                        4,150         228,665
   Cognizant Technology
     Solutions Corp. -- Class
     A*                                                   2,801         223,436
   Fiserv, Inc.*                                          4,100         208,526
   Linear Technology Corp.+                               5,900         206,441
   Xilinx, Inc.+                                          7,866         205,617
   Network Appliance, Inc.*+                              7,390         198,865
   Marvell Technology Group
     Ltd.*                                               11,196         183,279
   Sun Microsystems, Inc.*                               30,580         171,554
   Citrix Systems, Inc.*+                                 4,240         170,957
   VeriSign, Inc.*+                                       4,670         157,566
   Flextronics International
     Ltd.*+                                              13,137         146,872
   CDW Corp.*                                             1,638         142,834
   Lam Research Corp.*+                                   2,540         135,280
   Microchip Technology, Inc.                             3,610         131,115
   Cadence Design Systems,
     Inc.*+                                               5,780         128,258

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Telefonaktiebolaget LM
     Ericsson -- SP ADR+                                  2,820   $     112,236
   Check Point Software
     Technologies Ltd.*+                                  4,370         110,037
   Activision, Inc.*                                      5,070         109,461
   Infosys Technologies Ltd. --
     SP ADR                                               2,218         107,329
   Logitech International SA*+                            3,520         104,016
   BEA Systems, Inc.*+                                    7,220         100,141
   Akamai Technologies, Inc.*+                            3,148          90,442
   CheckFree Corp.*+                                      1,670          77,722
   Tellabs, Inc.*                                         4,980          47,410
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                         22,448,372

CONSUMER DISCRETIONARY 11.3%
   Comcast Corp. -- Class A*+                            28,850         697,593
   Starbucks Corp.*+                                     20,614         540,087
   Amazon.com, Inc.*+                                     5,454         508,040
   Garmin Ltd.+                                           3,990         476,406
   Sears Holdings Corp.*+                                 2,970         377,784
   Wynn Resorts Ltd.                                      2,380         374,993
   Bed Bath & Beyond, Inc.*+                              7,250         247,370
   Liberty Media Corp -
     Interactive*                                        11,540         221,684
   Apollo Group, Inc. -- Class
     A*                                                   3,478         209,202
   Staples, Inc.                                          9,530         204,800
   EchoStar Communications
     Corp.*                                               4,290         200,815
   IAC/ InterActiveCorp*+                                 5,960         176,833
   Expedia, Inc.*                                         5,460         174,065
   Virgin Media, Inc.                                     7,080         171,832
   Liberty Global, Inc. -- Class
     A*+                                                  3,870         158,747
   Discovery Holding Co. --
     Class A*                                             4,740         136,749
   Sirius Satellite Radio, Inc.*+                        31,460         109,795
   XM Satellite Radio Holdings,
     Inc.*                                                6,290          89,129
   Petsmart, Inc.+                                        2,650          84,535
   Lamar Advertising Co. --
     Class A                                              1,560          76,393
   Ross Stores, Inc.+                                     2,710          69,484
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          5,306,336

HEALTH CARE 9.1%
   Gilead Sciences, Inc.*                                18,130         740,973
   Amgen, Inc.*+                                         10,070         569,660
   Teva Pharmaceutical
     Industries Ltd. -- SP
     ADR+                                                12,150         540,311


--------------------------------------------------------------------------------

VARIABLE ANNUITY OTC 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Celgene Corp.*+                                        7,535   $     537,321
   Biogen Idec, Inc.*                                     6,220         412,573
   Genzyme Corp.*                                         6,560         406,458
   Express Scripts, Inc.*                                 4,570         255,097
   Intuitive Surgical, Inc.*+                               750         172,500
   Amylin Pharmaceuticals,
     Inc.*+                                               2,530         126,500
   DENTSPLY International,
     Inc.                                                 2,900         120,756
   Vertex Pharmaceuticals, Inc.*                          2,740         105,243
   Patterson Cos., Inc.*+                                 2,666         102,934
   Cephalon, Inc.*+                                       1,290          94,247
   Sepracor, Inc.*                                        2,070          56,925
                                                                  -------------
TOTAL HEALTH CARE                                                     4,241,498

INDUSTRIALS 3.7%
   Paccar, Inc.                                           5,540         472,285
   Expeditors International
     Washington, Inc.+                                    4,159         196,721
   Foster Wheeler Ltd.*                                   1,480         194,294
   CH Robinson Worldwide,
     Inc.+                                                3,386         183,826
   Cintas Corp.+                                          3,787         140,498
   Fastenal Co.                                           2,860         129,872
   Joy Global, Inc.                                       2,110         107,314
   UAL Corp.*+                                            2,160         100,505
   Ryanair Holdings PLC -- SP
     ADR*+                                                2,310          95,888
   Monster Worldwide, Inc.*+                              2,660          90,600
                                                                  -------------
TOTAL INDUSTRIALS                                                     1,711,803

TELECOMMUNICATION SERVICES 1.2%
   NII Holdings, Inc. -- Class
     B*+                                                  3,340         274,381
   Millicom International
     Cellular SA*+                                        1,937         162,514
   Level 3 Communications,
     Inc.*+                                              29,717         138,184
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        575,079

CONSUMER STAPLES 0.9%
   Costco Wholesale Corp.+                                4,580         281,074
   Whole Foods Market, Inc.+                              2,710         132,682
                                                                  -------------
TOTAL CONSUMER STAPLES                                                  413,756

MATERIALS 0.3%
   Sigma-Aldrich Corp.                                    2,490         121,363
                                                                  -------------
TOTAL MATERIALS                                                         121,363

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
ENERGY 0.1%
   Patterson-UTI Energy, Inc.                            3,145    $      70,983
                                                                  -------------
TOTAL ENERGY                                                             70,983

TOTAL COMMON STOCKS
   (Cost $25,666,419)                                                34,889,190
                                                                  -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
20.1%
Collateralized by U.S. Treasury
   Obligations

Mizuho Financial Group, Inc.
   issued 09/28/07 at 3.96%
   due 10/01/07                                   $     989,213         989,213
Credit Suisse Group
   issued 09/28/07 at 3.95%
   Due 10/01/07++                                     4,253,913       4,253,913
Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90%
   due 10/01/07++                                     2,180,686       2,180,686
UBS, Inc.
   issued 09/28/07 3.89%
   due 10/01/07                                         989,213         989,213
Morgan Stanley
   issued 09/28/07 at 3.80%
   due 10/01/07                                         989,213         989,213
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $9,402,238)                                                  9,402,238
                                                                  -------------

SECURITIES LENDING COLLATERAL 12.5%
Investment in Securities Lending Short
Term
   Investment Portfolio held by
     U.S. Bank                                        5,840,881       5,840,881
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,840,881)                                                     5,840,881

TOTAL INVESTMENTS 107.2%
   (Cost $40,909,538)                                             $  50,132,309
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (7.2)%                                                $  (3,352,117)
                                                                  -------------
NET ASSETS - 100.0%                                               $  46,780,192
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY OTC 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2007 Nasdaq 100
Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $2,240,045)                                     53   $       1,049
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
December 2007 Nasdaq 100
Index Swap, Maturing
12/28/07**
   (Notional Market Value
   $44,885,220)                                          21,465   $   2,000,832
December 2007 Nasdaq 100
Index Swap, Maturing
12/14/07**
   (Notional Market Value
   $11,517,464)                                           5,508         459,815
                                                                  -------------
(TOTAL NOTIONAL MARKET VALUE
   $56,402,684)                                                   $   2,460,647
                                                                  -------------

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

++ All or a portion of this security is pledged as equity index swap collateral at September 30, 2007


--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 27.4%

INDUSTRIALS 4.2%
   Jacobs Engineering Group,
     Inc.*+                                               1,140   $      86,161
   Roper Industries, Inc.+                                1,230          80,565
   SPX Corp.                                                750          69,420
   AMETEK, Inc.                                           1,510          65,262
   Lincoln Electric Holdings,
     Inc.                                                   820          63,640
   Teleflex, Inc.+                                          810          63,115
   Joy Global, Inc.                                       1,230          62,558
   Expeditors International
     Washington, Inc.                                     1,290          61,017
   Thomas & Betts Corp.*+                                 1,010          59,226
   Republic Services, Inc.                                1,810          59,205
   KBR Inc.*                                              1,480          57,380
   Manpower, Inc.+                                          890          57,271
   Dun & Bradstreet Corp.                                   580          57,194
   Crane Co.                                              1,180          56,605
   Copart, Inc.*                                          1,630          56,056
   Pentair, Inc.+                                         1,670          55,411
   Carlisle Cos., Inc.                                    1,130          54,918
   DRS Technologies, Inc.                                   970          53,466
   Con-way, Inc.                                          1,070          49,220
   AGCO Corp.*                                              950          48,231
   Herman Miller, Inc.                                    1,690          45,867
   Oshkosh Truck Corp.+                                     640          39,661
   Nordson Corp.                                            750          37,657
   Korn/Ferry International,
     Inc.*                                                1,770          29,223
   Quanta Services, Inc.*                                 1,020          26,979
   Fastenal Co.                                             590          26,792
   MSC Industrial Direct Co. --
     Class A                                                520          26,307
   Kennametal, Inc.                                         310          26,034
   United Rentals, Inc.*                                    790          25,414
   Stericycle, Inc.*                                        310          17,720
   IDEX Corp.                                               480          17,467
   Harsco Corp.                                             200          11,854
   Deluxe Corp.                                             260           9,578
   Alliant Techsystems, Inc.*                                80           8,744
   Trinity Industries, Inc.                                 230           8,634
   J.B. Hunt Transport Services,
     Inc.+                                                  300           7,890
   Flowserve Corp.                                          100           7,618
   Sequa Corp. -- Class A*                                   30           4,973
   Corporate Executive Board
     Co.                                                     50           3,712

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   GATX Corp.+                                               70   $       2,993
TOTAL INDUSTRIALS                                                     1,601,038
                                                                  -------------

FINANCIALS 4.1%
   AMB Property Corp.+                                    1,280          76,557
   Hospitality Properties Trust+                          1,590          64,634
   Associated Banc-Corp.                                  2,140          63,408
   Colonial BancGroup, Inc.+                              2,840          61,401
   SEI Investments Co.                                    2,160          58,925
   HCC Insurance Holdings,
     Inc.+                                                2,030          58,139
   Protective Life Corp.                                  1,330          56,445
   PMI Group, Inc.                                        1,680          54,936
   Wilmington Trust Corp.                                 1,390          54,071
   City National Corp.+                                     770          53,523
   Everest Re Group Ltd.                                    480          52,915
   Unitrin, Inc.                                          1,050          52,070
   Hanover Insurance Group,
     Inc.                                                 1,170          51,702
   W.R. Berkley Corp.                                     1,670          49,482
   First Niagara Financial
     Group, Inc.+                                         3,320          46,978
   AmeriCredit Corp.*+                                    2,560          45,005
   Duke Realty Corp.                                      1,300          43,953
   First Community Bancorp+                                 800          43,768
   Liberty Property Trust                                 1,080          43,427
   Nuveen Investments, Inc. --
     Class A                                                680          42,119
   Cathay General Bancorp+                                1,270          40,907
   Potlatch Corp.+                                          890          40,077
   Eaton Vance Corp.                                        950          37,962
   Horace Mann Educators
     Corp.                                                1,880          37,055
   Jones Lang LaSalle, Inc.                                 360          36,994
   Old Republic International
     Corp.                                                1,810          33,919
   Radian Group, Inc.+                                    1,143          26,609
   Regency Centers Corp.                                    340          26,095
   SVB Financial Group*+                                    540          25,574
   Cullen/Frost Bankers, Inc.+                              510          25,561
   Stancorp Financial Group,
     Inc.+                                                  500          24,755
   Nationwide Health Properties,
     Inc.+                                                  780          23,501
   First American Corp.+                                    620          22,704
   Macerich Co.                                             250          21,895
   New York Community
     Bancorp, Inc.+                                         750          14,288
   Commerce Group, Inc.                                     420          12,377
   American Financial Group,
     Inc.                                                   370          10,552


--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Fidelity National Financial,
     Inc. -- Class A+                                       590   $      10,313
   IndyMac Bancorp, Inc.+                                   320           7,555
   Highwoods Properties, Inc.                               150           5,501
   FirstMerit Corp.+                                         80           1,581
TOTAL FINANCIALS                                                      1,559,233
                                                                  -------------

INFORMATION TECHNOLOGY 4.0%
   Western Digital Corp.*                                 3,510          88,873
   Lam Research Corp.*                                    1,610          85,749
   Arrow Electronics, Inc.*                               1,850          78,662
   Harris Corp.                                           1,310          75,705
   Intersil Corp. -- Class A                              2,090          69,869
   CheckFree Corp.*+                                      1,420          66,087
   ADC Telecommunications,
     Inc.*                                                2,930          57,457
   Integrated Device
     Technology, Inc.*                                    3,710          57,431
   Avnet, Inc.*                                           1,420          56,601
   Vishay Intertechnology, Inc.*                          4,070          53,032
   Cadence Design Systems,
     Inc.*+                                               2,340          51,925
   Sybase, Inc.*+                                         2,110          48,804
   Fair Isaac Corp.+                                      1,320          47,665
   Global Payments, Inc.                                    940          41,567
   MPS Group, Inc.*+                                      3,410          38,022
   CSG Systems International,
     Inc.*                                                1,780          37,825
   Micrel, Inc.                                           3,500          37,800
   Broadridge Financial
     Solutions, Inc.+                                     1,990          37,711
   Synopsys, Inc.*                                        1,380          37,370
   Advent Software, Inc.*+                                  790          37,106
   CommScope, Inc.*                                         660          33,158
   Ceridian Corp.*                                          950          33,003
   DST Systems, Inc.*                                       320          27,459
   Amphenol Corp. -- Class A+                               680          27,037
   McAfee, Inc.*                                            710          24,758
   Polycom, Inc.*+                                          900          24,174
   F5 Networks, Inc.*                                       650          24,174
   Alliance Data Systems
     Corp.*+                                                310          24,006
   Macrovision Corp.*+                                      880          21,674
   Activision, Inc.*                                        960          20,726
   CDW Corp.*                                               230          20,056
   SRA International, Inc. --
     Class A*                                               710          19,937
   ValueClick, Inc.*+                                       870          19,540
   Fairchild Semiconductor
     International, Inc.*                                 1,040          19,427
   Atmel Corp.*                                           3,530          18,215

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   MoneyGram International,
     Inc.                                                   680   $      15,361
   Jack Henry & Associates, Inc.                            560          14,482
   RF Micro Devices, Inc.*                                1,780          11,979
   Cypress Semiconductor
     Corp.*+                                                290           8,471
   Imation Corp.                                            140           3,434
   Cree, Inc.*+                                              50           1,555
   Gartner, Inc. -- Class A*                                 50           1,223
TOTAL INFORMATION TECHNOLOGY                                          1,519,110
                                                                  -------------

CONSUMER DISCRETIONARY 3.8%
   American Eagle Outfitters,
     Inc.                                                 3,040          79,982
   GameStop Corp. -- Class A*                             1,220          68,747
   Mohawk Industries, Inc.*+                                810          65,853
   Dollar Tree Stores, Inc.*+                             1,480          59,999
   AnnTaylor Stores Corp.*                                1,580          50,039
   Barnes & Noble, Inc.                                   1,380          48,659
   BorgWarner, Inc.+                                        530          48,511
   American Greetings Corp. --
     Class A                                              1,790          47,256
   Advance Auto Parts, Inc.                               1,330          44,635
   Thor Industries, Inc.                                    960          43,190
   Belo Corp. -- Class A                                  2,480          43,053
   Regis Corp.                                            1,340          42,759
   Ross Stores, Inc.                                      1,640          42,050
   Phillips-Van Heusen Corp.+                               750          39,360
   Charming Shoppes, Inc.*+                               4,540          38,136
   Bob Evans Farms, Inc.                                  1,240          37,423
   International Speedway Corp.
     -- Class A                                             730          33,478
   NVR, Inc.*+                                               70          32,917
   ITT Educational Services,
     Inc.*                                                  270          32,856
   Collective Brands, Inc.*+                              1,440          31,766
   Ruby Tuesday, Inc.                                     1,720          31,545
   DeVry, Inc.                                              850          31,458
   Brinker International, Inc.                            1,040          28,538
   Sotheby's Holdings, Inc. --
     Class A+                                               590          28,196
   Foot Locker, Inc.                                      1,730          26,521
   CarMax, Inc.*+                                         1,200          24,396
   Hanesbrands, Inc.*                                       850          23,851
   Warnaco Group, Inc.*                                     570          22,270
   M.D.C. Holdings, Inc.                                    540          22,108
   Gentex Corp.+                                            990          21,226
   Callaway Golf Co.                                      1,320          21,133
   John Wiley & Sons, Inc. --
     Class A                                                470          21,117
   O'Reilly Automotive, Inc.*+                              610          20,380


--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Career Education Corp.*                                  720   $      20,153
   Aeropostale, Inc.*+                                    1,010          19,251
   Lee Enterprises, Inc.                                  1,220          18,995
   Tupperware Brands Corp.                                  510          16,060
   Petsmart, Inc.+                                          500          15,950
   CBRL Group, Inc.                                         360          14,688
   Toll Brothers, Inc.*+                                    710          14,193
   Lear Corp.*+                                             410          13,161
   Rent-A-Center, Inc.*+                                    670          12,147
   Strayer Education, Inc.+                                  60          10,118
   Ryland Group, Inc.+                                      400           8,572
   Washington Post Co. -- Class
     B                                                       10           8,028
   Saks, Inc.                                               450           7,717
   Blyth, Inc.                                              300           6,135
   Urban Outfitters, Inc.*+                                 280           6,104
   Scholastic Corp.*                                        140           4,880
   Dick's Sporting Goods, Inc.*+                             70           4,701
   Williams-Sonoma, Inc.+                                    40           1,305
   Coldwater Creek, Inc.*                                    60             652
TOTAL CONSUMER DISCRETIONARY                                          1,456,218
                                                                  -------------

HEALTH CARE 3.6%
   DENTSPLY International,
     Inc.                                                 2,160          89,942
   Health Net, Inc.*                                      1,560          84,318
   Henry Schein, Inc.*                                    1,260          76,658
   Cephalon, Inc.*+                                       1,020          74,521
   Intuitive Surgical, Inc.*                                320          73,600
   Invitrogen Corp.*+                                       813          66,446
   Edwards Lifesciences Corp.*                            1,130          55,720
   Community Health Systems,
     Inc.*+                                               1,680          52,819
   Endo Pharmaceuticals
     Holdings, Inc.*                                      1,650          51,166
   Varian, Inc.*                                            790          50,252
   Steris Corp.+                                          1,670          45,641
   Techne Corp.*                                            690          43,525
   LifePoint Hospitals, Inc.*                             1,450          43,515
   Cytyc Corp.*                                             900          42,885
   Sepracor, Inc.*                                        1,460          40,150
   Apria Healthcare Group,
     Inc.*+                                               1,430          37,194
   Perrigo Co.+                                           1,680          35,868
   WellCare Health Plans, Inc.*                             340          35,846
   Lincare Holdings, Inc.*                                  910          33,352
   Psychiatric Solutions, Inc.*+                            820          32,210
   VCA Antech, Inc.*                                        750          31,313
   Advanced Medical Optics,
     Inc.*                                                  970          29,672
   Covance, Inc.*+                                          380          29,602

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Vertex Pharmaceuticals, Inc.*                            750   $      28,808
   Charles River Laboratories
     International, Inc.*+                                  410          23,022
   PDL BioPharma, Inc.*                                     870          18,801
   Ventana Medical Systems,
     Inc.*                                                  210          18,041
   Kyphon, Inc.*                                            240          16,800
   Omnicare, Inc.                                           450          14,909
   Par Pharmaceutical Cos.,
     Inc.*                                                  760          14,106
   Hillenbrand Industries, Inc.                             220          12,104
   Millennium Pharmaceuticals,
     Inc.*+                                               1,080          10,962
   Valeant Pharmaceuticals
     International*+                                        620           9,598
   Beckman Coulter, Inc.                                    120           8,851
   Cerner Corp.*+                                           100           5,981
   Pharmaceutical Product
     Development, Inc.                                      130           4,607
   Gen-Probe, Inc.*                                          40           2,663
   Health Management
     Associates, Inc. -- Class
     A                                                      190           1,319
TOTAL HEALTH CARE                                                     1,346,787
                                                                  -------------

ENERGY 2.7%
   Noble Energy, Inc.                                     1,690         118,368
   Cameron International
     Corp.*+                                                970          89,521
   Pride International, Inc.*+                            2,270          82,968
   Grant Prideco, Inc.*+                                  1,500          81,780
   Patterson-UTI Energy, Inc.+                            2,750          62,067
   Tidewater, Inc.+                                         940          59,070
   FMC Technologies, Inc.*                                  930          53,624
   Southwestern Energy Co.*                               1,210          50,638
   Plains Exploration &
     Production Co.*+                                     1,130          49,969
   Frontier Oil Corp.+                                    1,200          49,968
   Exterran Holdings, Inc.*+                                550          44,187
   Pogo Producing Co.                                       770          40,895
   Overseas Shipholding Group,
     Inc.+                                                  530          40,720
   Arch Coal, Inc.+                                       1,070          36,102
   Denbury Resources, Inc.*                                 790          35,305
   Newfield Exploration Co.*                                520          25,043
   Helmerich & Payne, Inc.                                  740          24,294
   Superior Energy Services*                                650          23,036
   Pioneer Natural Resources
     Co.+                                                   350          15,743
   Forest Oil Corp.*+                                       300          12,912


--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Bill Barrett Corp.*+                                     170   $       6,700
TOTAL ENERGY                                                          1,002,910
                                                                  -------------

UTILITIES 2.0%
   Alliant Energy Corp.+                                  1,820          69,742
   Energy East Corp.                                      2,550          68,977
   Sierra Pacific Resources                               3,920          61,662
   AGL Resources, Inc.                                    1,490          59,034
   Puget Energy, Inc.                                     2,280          55,792
   Equitable Resources, Inc.                              1,060          54,982
   MDU Resources Group, Inc.                              1,760          48,998
   National Fuel Gas Co.+                                 1,010          47,278
   Westar Energy, Inc.                                    1,910          46,910
   WGL Holdings, Inc.                                     1,380          46,768
   Pepco Holdings, Inc.                                   1,670          45,224
   Aquila, Inc.*+                                        10,860          43,549
   Black Hills Corp.+                                     1,010          41,430
   Oneok, Inc.                                              800          37,920
   SCANA Corp.+                                             550          21,307
   Wisconsin Energy Corp.                                   330          14,860
   Northeast Utilities+                                     290           8,285
   Aqua America, Inc.+                                       30             680
   NSTAR                                                     10             348
TOTAL UTILITIES                                                         773,746
                                                                  -------------

MATERIALS 1.9%
   Lyondell Chemical Co.                                  1,760          81,576
   Lubrizol Corp.                                         1,130          73,518
   Carpenter Technology Corp.                               500          65,005
   Cytec Industries, Inc.                                   800          54,712
   Cabot Corp.                                            1,460          51,874
   Sonoco Products Co.                                    1,640          49,495
   Albemarle Corp.                                        1,070          47,294
   Reliance Steel & Aluminum
     Co.                                                    770          43,536
   Ferro Corp.                                            1,970          39,361
   Martin Marietta Materials,
     Inc.+                                                  290          38,729
   Cleveland-Cliffs, Inc.+                                  350          30,789
   Minerals Technologies, Inc.                              440          29,480
   Steel Dynamics, Inc.+                                    570          26,619
   FMC Corp.                                                500          26,010
   Olin Corp.                                             1,060          23,723
   Commercial Metals Co.                                    680          21,522
   Florida Rock Industries, Inc.                            130           8,124
   Sensient Technologies Corp.                              270           7,795
   Airgas, Inc.                                              70           3,614
TOTAL MATERIALS                                                         722,776
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES 0.8%
   Energizer Holdings, Inc.*                                600   $      66,510
   J.M. Smucker Co.+                                      1,060          56,625
   Hormel Foods Corp.                                     1,350          48,303
   NBTY, Inc.*                                            1,160          47,096
   Universal Corp.+                                         730          35,733
   Hansen Natural Corp.*                                    620          35,142
   Alberto-Culver Co.+                                      380           9,420
   Church & Dwight Co., Inc.+                               140           6,586
   PepsiAmericas, Inc.                                       80           2,595
   BJ's Wholesale Club, Inc.*                                50           1,658
TOTAL CONSUMER STAPLES                                                  309,668
                                                                  -------------

TELECOMMUNICATION SERVICES 0.3%
   Telephone & Data Systems,
     Inc.                                                 1,250          83,437
   Cincinnati Bell, Inc.*+                                2,290          11,313
TOTAL TELECOMMUNICATION SERVICES                                         94,750
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $9,536,556)                                                 10,386,236
                                                                  -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
68.0%
Collateralized by U.S.
   Treasury Obligations
   Mizuho Financial Group, Inc.
     issued 09/28/07 at 3.96%
     due 10/01/07                                  $  6,959,985       6,959,985
   Credit Suisse issued 09/28/07
     at 3.95% due 10/01/07  ++                          871,126         871,126
   Lehman Brothers Holdings,
     Inc. issued 09/28/07 at
     3.90% due 10/01/07                               4,087,225       4,087,225
   UBS Inc. issued 09/28/07 at
     3.89% due 10/01/07                               6,959,984       6,959,984
   Morgan Stanley issued
     09/28/07 at 3.80% due
     10/01/07                                         6,959,984       6,959,984
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $25,838,304)                                                25,838,304
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 5.7%
Investment in Securities Lending Short
Term
   Investment Portfolio held by
     U.S. Bank                                     $  2,167,696   $   2,167,696
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,167,696)                                                     2,167,696
                                                                  -------------

TOTAL INVESTMENTS 101.1%
   (Cost $37,542,555)                                             $  38,392,236
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (1.1)%                                                $    (403,217)
                                                                  -------------
NET ASSETS - 100.0%                                               $  37,989,019
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2007 S&P MidCap
400 Index Mini Futures
Contracts
   (Aggregate Market Value of
   Contracts $36,146,250)                                   405   $     945,687
                                                                  -------------

                                                          UNITS
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
November 2007 S&P MidCap
400 Index Swap, Terminating
11/20/2007**
   (Notional Market Value
   $10,640,662)                                          12,023   $     376,782
                                                                  -------------

(TOTAL NOTIONAL MARKET VALUE
   $10,640,662)                                                   $     376,782
                                                                  -------------

*     Non-Income Producing Security.

** Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2007.

++ All or a portion of this security is pledged as equity index swap collateral at September 30, 2007.


--------------------------------------------------------------------------------

VARIABLE ANNUITY INVERSE MID-CAP STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 18.2%
Farmer Mac*
   4.57% due 10/23/2007                            $    500,000   $     498,603
Federal Home Loan Bank*
   4.50% due 10/03/2007                                 500,000         499,875
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $998,478)                                                      998,478
                                                                  -------------
REPURCHASE AGREEMENTS
31.8%
Collateralized by U.S. Treasury
Obligations
   Mizuho Financial Group, Inc.
     issued 09/28/07 at 3.96%
     due 10/01/07                                       461,744         461,744
   Credit Suisse Group issued
     09/28/07 at 3.95% due
     10/01/07+                                           84,152          84,152
   Lehman Brothers Holdings,
     Inc. issued 09/28/07 at
     3.90% due 10/01/07                                 271,158         271,158
   UBS, Inc. issued 9/28/07
     at 3.89% due 10/01/07                              461,744         461,744
   Morgan Stanley issued
     09/28/07 at 3.80% due
     10/01/07                                           461,744         461,744
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,740,542)                                                  1,740,542
                                                                  -------------
TOTAL INVESTMENTS 50.0%
   (Cost $2,739,020)                                              $   2,739,020
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 50.0%                                            $   2,744,474
                                                                  -------------
NET ASSETS - 100.0%                                               $   5,483,494

                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2007 S&P MidCap
400 Index Mini Futures
Contracts
   (Aggregate Market Value of
   Contracts $2,856,000)                                     32   $         838
                                                                  -------------

                                                                     UNREALIZED
                                                          UNITS            LOSS
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
November 2007 S&P MidCap
400 Index Swap, Terminating
11/19/07**
   (Notional Market Value
   $2,623,299)                                            2,964   $     (11,314)
                                                                  -------------


* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

** Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.

+ All or a portion of this security is pledged as equity index swap collateral at September 30, 2007.


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 55.7%

FINANCIALS 10.8%
   Alexandria Real Estate
     Equities, Inc.+                                        120   $      11,551
   Realty Income Corp.+                                     400          11,180
   Nationwide Health Properties,
     Inc.+                                                  350          10,545
   Aspen Insurance Holdings
     Ltd.                                                   350           9,768
   Digital Realty Trust, Inc.+                              210           8,272
   Platinum Underwriters
     Holdings Ltd.+                                         230           8,271
   Apollo Investment Corp.+                                 390           8,112
   National Financial Partners
     Corp.                                                  150           7,947
   Montpelier Re Holdings Ltd.+                             440           7,788
   Senior Housing Properties
     Trust+                                                 330           7,280
   IPC Holdings Ltd.                                        250           7,212
   Assured Guaranty Ltd.                                    260           7,064
   ProAssurance Corp.*                                      130           7,003
   UCBH Holdings, Inc.+                                     400           6,992
   Delphi Financial Group, Inc.
     -- Class A+                                            170           6,871
   First Midwest Bancorp, Inc.                              200           6,832
   Potlatch Corp.                                           150           6,754
   LaSalle Hotel Properties                                 160           6,733
   Max Capital Group Ltd.+                                  240           6,730
   NewAlliance Bancshares, Inc.                             450           6,606
   South Financial Group, Inc.                              290           6,595
   Post Properties, Inc.                                    170           6,579
   Cathay General Bancorp+                                  200           6,442
   DiamondRock Hospitality
     Co.+                                                   370           6,442
   Phoenix Cos., Inc.                                       450           6,349
   National Retail Properties,
     Inc.+                                                  260           6,339
   Chittenden Corp.                                         180           6,329
   Zenith National Insurance
     Corp.+                                                 140           6,285
   BioMed Realty Trust, Inc.+                               260           6,266
   Commerce Group, Inc.                                     210           6,189
   SVB Financial Group*+                                    130           6,157
   FirstMerit Corp.                                         310           6,126
   First Niagara Financial
     Group, Inc.+                                           430           6,084
   Westamerica Bancorporation+                              120           5,977

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Strategic Hotels & Resorts,
     Inc.                                                   290   $       5,971
   Greater Bay Bancorp                                      200           5,520
   First Community Bancorp+                                 100           5,471
   Sterling Savings Bank+                                   200           5,382
   Trustmark Corp.+                                         190           5,328
   Lexington Realty Trust+                                  260           5,203
   GFI Group, Inc.*                                          60           5,167
   Entertainment Properties
     Trust                                                  100           5,080
   Pacific Capital Bancorp                                  190           4,997
   Mid-America Apartment
     Communities, Inc.                                      100           4,985
   Knight Capital Group, Inc. --
     Class A*+                                              410           4,904
   MB Financial Corp.                                       140           4,837
   Citizens Banking Corp.                                   300           4,833
   Umpqua Holding Corp.+                                    240           4,802
   Argo Group International
     Holdings Ltd.*+                                        110           4,786
   FelCor Lodging Trust, Inc.+                              240           4,783
   Glacier Bancorp, Inc.                                    210           4,729
   Cousins Properties, Inc.+                                160           4,698
   Alabama National
     Bancorporation                                          60           4,675
   Pennsylvania Real Estate
     Investment Trust+                                      120           4,673
   Prosperity Bancshares, Inc.                              140           4,642
   Downey Financial Corp.+                                   80           4,624
   RLI Corp.                                                 80           4,538
   Cash America International,
     Inc.+                                                  120           4,512
   Selective Insurance Group,
     Inc.                                                   210           4,469
   optionsXpress Holdings, Inc.                             170           4,444
   Ares Capital Corp.                                       270           4,393
   International Bancshares
     Corp.                                                  199           4,318
   Provident Financial Services,
     Inc.                                                   260           4,256
   Signature Bank*+                                         120           4,228
   First Charter Corp.                                      140           4,224
   Susquehanna Bancshares,
     Inc.+                                                  210           4,221
   Ashford Hospitality Trust,
     Inc.+                                                  420           4,221
   Omega Healthcare Investors,
     Inc.                                                   270           4,193
   American Financial Realty
     Trust                                                  520           4,186
   Odyssey Re Holdings Corp.                                110           4,082


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Provident Bankshares Corp.+                              130   $       4,073
   FNB Corp.+                                               240           3,970
   United Community Banks,
     Inc.+                                                  160           3,923
   Boston Private Financial
     Holdings, Inc.+                                        140           3,898
   Extra Space Storage, Inc.+                               250           3,847
   Wintrust Financial Corp.+                                 90           3,842
   Advanta Corp.                                            140           3,839
   Piper Jaffray Cos., Inc.*                                 70           3,752
   Equity Lifestyle Properties,
     Inc.+                                                   70           3,626
   Inland Real Estate Corp.+                                230           3,563
   Central Pacific Financial
     Corp.                                                  120           3,504
   Stifel Financial Corp.*+                                  60           3,470
   FirstFed Financial Corp.*+                                70           3,468
   MCG Capital Corp.                                        240           3,454
   Sterling Bancshares, Inc.+                               300           3,423
   Universal American Financial
     Corp.*                                                 150           3,421
   PS Business Parks, Inc.                                   60           3,411
   Horace Mann Educators Corp.                              170           3,351
   S&T Bancorp, Inc.                                        100           3,209
   Portfolio Recovery
     Associates, Inc.+                                       60           3,184
   First Bancorp Puerto Rico+                               330           3,135
   United Fire & Casualty Co.                                80           3,127
   Financial Federal Corp.+                                 110           3,081
   CVB Financial Corp.+                                     260           3,042
   National Penn Bancshares,
     Inc.+                                                  185           3,033
   Brookline Bancorp, Inc.                                  250           2,897
   N B T BANCORP INC                                        130           2,826
   Newcastle Investment Corp.+                              160           2,819
   Infinity Property & Casualty
     Corp.                                                   70           2,815
   Navigators Group, Inc.*+                                  50           2,712
   Medical Properties Trust Inc.                            200           2,664
   Redwood Trust, Inc.+                                      80           2,658
   Parkway Properties, Inc.                                  60           2,648
   Bank Mutual Corp.                                        220           2,594
   Cohen & Steers, Inc.                                      70           2,592
   MFA Mortgage Investments,
     Inc.+                                                  320           2,576
   Pico Holdings, Inc.*                                      60           2,493
   Hanmi Financial Corp.                                    160           2,478
   Chemical Financial Corp.                                 100           2,425
   NorthStar Realty Finance
     Corp.+                                                 240           2,383

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Community Bank System,
     Inc.                                                   120   $       2,342
   LandAmerica Financial
     Group, Inc.+                                            60           2,339
   Cedar Shopping Centers, Inc.                             170           2,315
   Anthracite Capital, Inc.+                                250           2,275
   Amcore Financial, Inc.                                    90           2,243
   Hilltop Holdings, Inc.*                                  190           2,231
   Ramco-Gershenson Properties
     Trust                                                   70           2,187
   LTC Properties, Inc.+                                     90           2,130
   IBERIABANK Corp.                                          40           2,106
   Saul Centers, Inc.                                        40           2,060
   RAIT Financial Trust+                                    250           2,058
   Security Capital Assurance
     Ltd.+                                                   90           2,056
   Bankunited Financial Corp.
     -- Class A+                                            130           2,020
   Banco Latinoamericano de
     Exportaciones SA                                       110           2,000
   WesBanco, Inc.                                            80           1,998
   Northwest Bancorp, Inc.                                   70           1,992
   World Acceptance Corp.*                                   60           1,985
   FBL Financial Group, Inc. --
     Class A                                                 50           1,975
   Texas Capital Bancshares,
     Inc.*                                                   90           1,957
   Corus Bankshares, Inc.+                                  150           1,953
   United America Indemnity
     Ltd. - Class A*                                         90           1,936
   Harleysville Group, Inc.                                  60           1,919
   Columbia Banking Systems,
     Inc.+                                                   60           1,909
   Anchor BanCorp Wisconsin,
     Inc.                                                    70           1,890
   Ezcorp, Inc. -- Class A*                                 140           1,883
   TierOne Corp.                                             70           1,853
   Deerfield Triarc Capital
     Corp.+                                                 200           1,810
   Sun Communities, Inc.                                     60           1,805
   MarketAxess Holdings,
     Inc.*+                                                 120           1,800
   Primus Guaranty Ltd.*                                    170           1,788
   Cascade Bancorp.+                                         80           1,781
   Capital Trust, Inc. -- Class A                            50           1,775
   Gramercy Capital Corp.                                    70           1,762
   Banner Corp.                                              50           1,720
   Sterling Financial Corp.                                 100           1,715
   Dollar Financial Corp.*                                   60           1,712
   Crystal River Capital, Inc.+                             100           1,681
   First Financial Bancorp+                                 130           1,661


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Flagstar Bancorp, Inc.+                                  170   $       1,654
   SWS Group, Inc.                                           90           1,592
   Asta Funding, Inc.+                                       40           1,533
   CompuCredit Corp.*+                                       70           1,520
   Kite Realty Group Trust                                   80           1,504
   BankAtlantic Bancorp, Inc.
     -- Class A+                                            170           1,474
   State Auto Financial Corp.                                50           1,463
   Green Bankshares, Inc.                                    40           1,458
   Western Alliance Bancorp,
     Inc.*+                                                  60           1,414
   PFF Bancorp, Inc.+                                        90           1,381
   First State Bancorporation                                70           1,375
   Ocwen Financial Corp.*+                                  140           1,320
   WSFS Financial Corp.                                      20           1,248
   JER Investors Trust, Inc.+                               100           1,245
   Capitol Bancorp, Ltd.+                                    50           1,242
   CoBiz Financial, Inc.                                     70           1,198
   Hercules Technology Growth
     Capital, Inc.+                                          90           1,194
   Prospect Capital Corp.+                                   70           1,191
   Thomas Weisel Partners
     Group, Inc.*                                            80           1,161
   NexCen Brands, Inc.*                                     160           1,075
   Midwest Banc Holdings,
     Inc.+                                                   70           1,034
   W Holding Co., Inc.+                                     450           1,008
   Anworth Mortgage Asset
     Corp.+                                                 180             970
   Arbor Realty Trust, Inc.                                  50             945
   U.S.B. Holding Co.+                                       40             929
   Franklin Bank Corp.*                                     100             920
   Resource Capital Corp.+                                   80             901
   Independent Bank Corp.                                    80             884
   Resource America, Inc. --
     Class A                                                 50             790
   Irwin Financial Corp.                                     70             771
   Triad Guaranty, Inc.*+                                    40             759
   Security Bank Corp.                                       60             751
TOTAL FINANCIALS                                                        657,797
                                                                  -------------
INFORMATION TECHNOLOGY 10.4%
   Flir Systems, Inc.*+                                     260          14,401
   ON Semiconductor Corp.*                                  970          12,183
   Itron, Inc.*+                                            120          11,168
   Equinix, Inc.*                                           120          10,643
   Micros Systems, Inc.*+                                   160          10,411
   Ansys, Inc.*+                                            300          10,251
   Foundry Networks, Inc.*                                  570          10,129
   Nuance Communications,
     Inc.*+                                                 520          10,041
   Anixter International, Inc.*+                            120           9,894

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Polycom, Inc.*+                                          360   $       9,670
   ValueClick, Inc.*+                                       390           8,759
   Andrew Corp.*                                            610           8,448
   Sybase, Inc.*+                                           360           8,327
   Jack Henry & Associates, Inc.                            310           8,017
   Formfactor, Inc.*                                        180           7,987
   Parametric Technology
     Corp.*                                                 450           7,839
   3Com Corp.*                                            1,550           7,657
   Digital River, Inc.*                                     160           7,160
   PMC - Sierra, Inc.*+                                     850           7,131
   Tessera Technologies, Inc.*+                             190           7,125
   Benchmark Electronics,
     Inc.*+                                                 290           6,922
   Palm, Inc.*+                                             410           6,671
   Atheros Communications,
     Inc.*                                                  220           6,593
   j2 Global Communications,
     Inc.*+                                                 200           6,546
   THQ, Inc.*                                               260           6,495
   Emulex Corp.*                                            330           6,326
   TIBCO Software, Inc.*+                                   830           6,134
   CACI International, Inc. --
     Class A*+                                              120           6,131
   Electronics for Imaging,
     Inc.*+                                                 220           5,909
   Avocent Corp.*                                           200           5,824
   Perot Systems Corp. -- Class
     A*+                                                    340           5,749
   Skyworks Solutions, Inc.*+                               630           5,695
   Wright Express Corp.*+                                   150           5,473
   DealerTrack Holdings, Inc.*+                             130           5,444
   Plantronics, Inc.+                                       190           5,424
   Cymer, Inc.*                                             140           5,375
   Euronet Worldwide, Inc.*+                                180           5,359
   Informatica Corp.*+                                      340           5,338
   Arris Group, Inc.*+                                      430           5,310
   ADTRAN, Inc.                                             230           5,297
   Lawson Software, Inc.*                                   520           5,205
   RF Micro Devices, Inc.*                                  770           5,182
   Macrovision Corp.*+                                      210           5,172
   Mentor Graphics Corp.*+                                  340           5,134
   Semtech Corp.*                                           250           5,120
   Blackboard, Inc.*+                                       110           5,042
   Insight Enterprises, Inc.*                               190           4,904
   Dycom Industries, Inc.*+                                 160           4,901
   Progress Software Corp.*                                 160           4,848
   Amkor Technology, Inc.*+                                 420           4,838
   Comtech
     Telecommunications
     Corp.*+                                                 90           4,814
   Synaptics, Inc.*                                         100           4,776


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Quest Software, Inc.*                                    270   $       4,633
   Entegris, Inc.*                                          530           4,600
   SRA International, Inc. --
     Class A*                                               160           4,493
   MPS Group, Inc.*+                                        400           4,460
   Concur Technologies, Inc.*+                              140           4,413
   FEI Co.*+                                                140           4,400
   Technitrol, Inc.                                         160           4,312
   Brooks Automation, Inc.*                                 300           4,272
   Rofin-Sinar Technologies,
     Inc.*                                                   60           4,213
   Checkpoint Systems, Inc.*+                               150           3,958
   Netgear, Inc.*                                           130           3,955
   Blue Coat Systems, Inc.*                                  50           3,938
   MAXIMUS, Inc.                                             90           3,922
   United Online, Inc.+                                     260           3,903
   ATMI, Inc.*                                              130           3,867
   Coherent, Inc.*                                          120           3,850
   Cabot Microelectronics
     Corp.*                                                  90           3,847
   MKS Instruments, Inc.*+                                  200           3,804
   InterDigital, Inc.*+                                     180           3,740
   Omniture, Inc.*                                          120           3,638
   CSG Systems International,
     Inc.*                                                  170           3,613
   Vasco Data Security
     International*+                                        100           3,531
   Trident Microsystems, Inc.*+                             220           3,496
   Standard Microsystems
     Corp.*                                                  90           3,458
   Imation Corp.                                            140           3,434
   Websense, Inc.*                                          170           3,354
   Ariba, Inc.*                                             310           3,342
   Advent Software, Inc.*+                                   70           3,288
   Littelfuse, Inc.*                                         90           3,212
   MicroStrategy, Inc. -- Class
     A*                                                      40           3,174
   Epicor Software Corp.*                                   230           3,167
   Ultimate Software Group,
     Inc.*                                                   90           3,141
   Manhattan Associates, Inc.*                              110           3,015
   Black Box Corp.                                           70           2,993
   Sycamore Networks, Inc.*                                 730           2,971
   Rogers Corp.*                                             70           2,883
   SPSS, Inc.*+                                              70           2,880
   Electro Scientific Industries,
     Inc.*                                                  120           2,875
   ViaSat, Inc.*                                             90           2,775
   Novatel Wireless, Inc.*                                  120           2,718
   RealNetworks, Inc.*                                      400           2,712
   Park Electrochemical Corp.                                80           2,686

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Cogent, Inc.*+                                           170   $       2,666
   Hittite Microwave Corp.*+                                 60           2,649
   Faro Technologies, Inc.*                                  60           2,649
   CMGI, Inc.*                                            1,940           2,638
   Quantum Corp.*                                           770           2,618
   Sirenza Microdevices, Inc.*                              150           2,594
   AMIS Holdings, Inc.*                                     260           2,525
   Mantech International Corp.
     -- Class A*                                             70           2,519
   KEMET Corp.*                                             330           2,426
   Micrel, Inc.                                             220           2,376
   The Knot, Inc.*                                          110           2,339
   Veeco Instruments, Inc.*                                 120           2,326
   SonicWALL, Inc.*                                         260           2,270
   LoopNet, Inc.*                                           110           2,259
   Mastec, Inc.*                                            160           2,251
   Cirrus Logic, Inc.*                                      350           2,240
   Vignette Corp.*                                          110           2,208
   C-COR, Inc.*                                             190           2,183
   SYKES Enterprises, Inc.*                                 130           2,159
   Advanced Energy Industries,
     Inc.*                                                  140           2,114
   Methode Electronics, Inc. --
     Class A                                                140           2,107
   JDA Software Group, Inc.*                                100           2,066
   Agilysys, Inc.                                           120           2,028
   Newport Corp.*+                                          130           1,980
   Kulicke & Soffa Industries,
     Inc.*                                                  230           1,950
   Smith Micro Software, Inc.*+                             120           1,927
   S1 Corp.*                                                210           1,901
   TTM Technologies, Inc.*                                  160           1,851
   Bankrate, Inc.*+                                          40           1,845
   Exar Corp.*                                              140           1,828
   Photronics, Inc.*                                        160           1,826
   CTS Corp.                                                140           1,806
   Extreme Networks, Inc.*                                  470           1,805
   Global Cash Access Holdings,
     Inc.*                                                  170           1,800
   Internet Capital Group, Inc.*                            150           1,800
   Adaptec, Inc.*                                           470           1,795
   Authorize.Net Holdings, Inc.*                            100           1,763
   DSP Group, Inc.*                                         110           1,741
   Mattson Technology, Inc.*                                200           1,730
   Cohu, Inc.                                                90           1,688
   Chordiant Software, Inc.*                                120           1,663
   Rudolph Technologies, Inc.*+                             120           1,660
   Stratasys, Inc.*+                                         60           1,654
   Ciber, Inc.*                                             210           1,640
   Immersion Corp.*                                         100           1,638
   Supertex, Inc.*                                           40           1,595


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Heartland Payment Systems,
     Inc.+                                                   60   $       1,542
   Art Technology Group, Inc.*                              510           1,540
   EPIQ Systems, Inc.*                                       80           1,506
   Smart Modular Technologies
     WWH, Inc.*                                             200           1,430
   SI International, Inc.*                                   50           1,429
   Rackable Systems, Inc.*+                                 110           1,427
   Ness Technologies, Inc.*                                 130           1,420
   Greenfield Online, Inc.*                                  80           1,220
   Intevac, Inc.*                                            80           1,216
   infoUSA, Inc. -- Class B                                 120           1,115
   Marchex, Inc.+                                           110           1,046
   Visual Sciences, Inc.*                                    70           1,011
   TheStreet.com, Inc.+                                      80             969
   Gevity HR, Inc.                                           90             923
   STEC, Inc.*                                              120             916
   Imergent, Inc.+                                           40             897
   LivePerson, Inc.*                                        140             862
   AsiaInfo Holdings, Inc.*                                  30             272
TOTAL INFORMATION TECHNOLOGY                                            631,965
                                                                  -------------

CONSUMER DISCRETIONARY 8.3%
   Chipotle Mexican Grill, Inc.*                            130          13,910
   Priceline.com, Inc.*+                                    150          13,312
   Sotheby's Holdings, Inc. --
     Class A+                                               260          12,425
   Tempur-Pedic International,
     Inc.+                                                  330          11,797
   Men's Wearhouse, Inc.                                    210          10,609
   Strayer Education, Inc.                                   60          10,118
   Lear Corp.*+                                             300           9,630
   Gaylord Entertainment Co.*                               160           8,515
   DeVry, Inc.                                              230           8,512
   Jack in the Box, Inc.*                                   120           7,781
   Tupperware Brands Corp.                                  240           7,558
   Vail Resorts, Inc.*                                      120           7,475
   Bally Technologies Inc.*                                 210           7,440
   Warnaco Group, Inc.*                                     180           7,033
   Gemstar-TV Guide
     International, Inc.*                                 1,000           6,960
   Fossil, Inc.*                                            170           6,351
   J. Crew Group, Inc.*                                     150           6,225
   Polaris Industries, Inc.+                                140           6,107
   Belo Corp. -- Class A                                    340           5,902
   Cooper Tire & Rubber Co.                                 240           5,856
   Wolverine World Wide, Inc.                               210           5,754
   Aeropostale, Inc.*+                                      300           5,718
   American Greetings Corp. --
     Class A                                                210           5,544
   Collective Brands, Inc.*                                 250           5,515

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Deckers Outdoor Corp.*                                    50   $       5,490
   Arbitron, Inc.                                           120           5,441
   Regis Corp.                                              170           5,425
   Under Armour, Inc.*+                                      90           5,384
   WMS Industries, Inc.*                                    160           5,296
   Matthews International Corp.
     -- Class A                                             120           5,256
   Rent-A-Center, Inc.*+                                    280           5,076
   Marvel Entertainment, Inc.*                              210           4,922
   Iconix Brand Group, Inc.*                                200           4,758
   Blue Nile, Inc.*+                                         50           4,706
   Callaway Golf Co.                                        290           4,643
   Carter's, Inc.*                                          230           4,588
   Rare Hospitality International,
     Inc.*                                                  120           4,573
   American Axle &
     Manufacturing Holdings,
     Inc.+                                                  180           4,545
   Scholastic Corp.*                                        130           4,532
   IHOP Corp.+                                               70           4,433
   Bright Horizons Family
     Solutions, Inc.*                                       100           4,284
   Gymboree Corp.*+                                         120           4,229
   Bob Evans Farms, Inc.                                    140           4,225
   Charter Communications, Inc.
     -- Class A*+                                         1,620           4,180
   Blockbuster, Inc. -- Class
     A*+                                                    770           4,135
   Charming Shoppes, Inc.*                                  490           4,116
   CBRL Group, Inc.                                         100           4,080
   Aaron Rents, Inc.                                        180           4,014
   Interactive Data Corp.                                   140           3,948
   CKE Restaurants, Inc.+                                   240           3,890
   Ruby Tuesday, Inc.                                       210           3,851
   Netflix, Inc.*+                                          180           3,730
   Cabela's, Inc. -- Class A*+                              150           3,548
   Jackson Hewitt Tax Service,
     Inc.+                                                  120           3,355
   Brown Shoe Co., Inc.                                     170           3,298
   Champion Enterprises, Inc.*+                             300           3,294
   Modine Manufacturing Co.                                 120           3,194
   Triarc Cos., Inc. -- Class B                             250           3,128
   Sally Beauty Holdings, Inc.*                             370           3,127
   Stewart Enterprises, Inc. --
     Class A                                                410           3,124
   Stage Stores, Inc.                                       170           3,099
   Dress Barn, Inc.*                                        180           3,062
   Steiner Leisure Ltd.*                                     70           3,038
   Group 1 Automotive, Inc.+                                 90           3,021
   Red Robin Gourmet Burgers,
     Inc.*                                                   70           3,003


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Citadel Broadcasting Corp.+                              720   $       2,995
   CEC Entertainment, Inc.*                                 110           2,956
   Jakks Pacific, Inc.*                                     110           2,938
   Sonic Automotive, Inc.                                   120           2,873
   Winnebago Industries, Inc.+                              120           2,866
   Aftermarket Technology
     Corp.*                                                  90           2,857
   Lee Enterprises, Inc.                                    180           2,803
   Columbia Sportswear Co.                                   50           2,766
   Sealy Corp.+                                             180           2,527
   Entercom Communications
     Corp.                                                  130           2,513
   Entravision Communications
     Corp. -- Class A*                                      270           2,489
   Morningstar, Inc.*                                        40           2,456
   Drew Industries, Inc.*+                                   60           2,441
   Jos. A. Bank Clothiers,
     Inc.*+                                                  70           2,339
   Helen of Troy Ltd.*+                                     120           2,317
   K-Swiss, Inc. -- Class A                                 100           2,291
   Sinclair Broadcast Group, Inc.
     -- Class A+                                            190           2,288
   Ambassadors Group, Inc.                                   60           2,286
   Buffalo Wild Wings, Inc.*                                 60           2,263
   Cato Corp. -- Class A                                    110           2,248
   PEP Boys-Manny Moe &
     Jack                                                   160           2,245
   RC2 Corp.*                                                80           2,215
   Media General, Inc.                                       80           2,201
   Oxford Industries, Inc.                                   60           2,167
   Jo-Ann Stores, Inc.*                                     100           2,110
   Shuffle Master, Inc.*+                                   140           2,093
   Blyth, Inc.                                              100           2,045
   Spartan Motors, Inc.+                                    120           2,020
   Asbury Automotive Group,
     Inc.+                                                  100           1,981
   Papa John's International,
     Inc.*                                                   80           1,955
   Furniture Brands
     International, Inc.+                                   190           1,927
   Movado Group, Inc.                                        60           1,915
   Buckle, Inc.                                              50           1,897
   Unifirst Corp.                                            50           1,873
   Speedway Motorsports, Inc.                                50           1,850
   CSK Auto Corp.*                                          170           1,811
   AFC Enterprises, Inc.*                                   120           1,806
   Journal Communications, Inc.
     -- Class A                                             180           1,706
   Kellwood Co.                                             100           1,705
   Cox Radio Inc. -- Class A*                               130           1,697
   Premier Exhibitions, Inc.*+                              110           1,659

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Universal Electronics, Inc.*                              50   $       1,625
   Valassis Communications,
     Inc.*+                                                 180           1,606
   Fred's, Inc.                                             150           1,580
   Exide Technologies*+                                     240           1,560
   Skechers U.S.A., Inc. --
     Class A*                                                70           1,547
   Monaco Coach Corp.                                       110           1,543
   Hayes Lemmerz International,
     Inc.*                                                  370           1,539
   Marcus Corp.                                              80           1,536
   DSW, Inc.*+                                               60           1,510
   Big 5 Sporting Goods Corp.                                80           1,496
   Denny's Corp.*                                           370           1,480
   Jamba, Inc.*+                                            210           1,476
   RCN Corp.*                                               120           1,476
   La-Z-Boy, Inc.+                                          200           1,476
   Charlotte Russe Holding,
     Inc.*                                                  100           1,464
   Lin TV Corp. -- Class A*                                 110           1,431
   Standard-Pacific Corp.+                                  260           1,427
   Meritage Homes Corp.*+                                   100           1,412
   Amerigon, Inc.*                                           80           1,385
   O'Charleys, Inc.                                          90           1,364
   Gray Television, Inc.                                    160           1,358
   Global Sources Ltd.*                                      60           1,330
   Steven Madden, Ltd.                                       70           1,327
   Building Material Holding
     Corp.+                                                 120           1,270
   Casual Male Retail Group,
     Inc.*                                                  140           1,254
   Beazer Homes USA, Inc.+                                  150           1,238
   World Wrestling
     Entertainment, Inc.                                     80           1,206
   Monarch Casino & Resort,
     Inc.*                                                   40           1,138
   McCormick & Schmick's
   Seafood Restaurants, Inc.*                                60           1,130
   Citi Trends, Inc.*+                                       50           1,088
   Westwood One, Inc.+                                      280             770
   Multimedia Games, Inc.*+                                  90             767
   MTR Gaming Group, Inc.*                                   70             667
   Bluegreen Corp.*                                          80             620
TOTAL CONSUMER DISCRETIONARY                                            502,574
                                                                  -------------

INDUSTRIALS 7.9%
   Bucyrus International, Inc. --
     Class A+                                               140          10,210
   Washington Group
     International, Inc.*                                   110           9,659
   Acuity Brands, Inc.+                                     170           8,582


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Waste Connections, Inc.*+                                270   $       8,575
   FTI Consulting, Inc.*+                                   170           8,553
   Curtiss-Wright Corp.                                     180           8,550
   Belden, Inc.                                             180           8,444
   Ceradyne, Inc.*+                                         110           8,331
   EMCOR Group, Inc.*                                       250           7,840
   Granite Construction, Inc.                               140           7,423
   Deluxe Corp.                                             200           7,368
   Watson Wyatt & Co.
     Holdings+                                              160           7,190
   Brady Corp. -- Class A                                   200           7,176
   Wabtec Corp.+                                            190           7,117
   Genlyte Group, Inc.*                                     110           7,069
   GrafTech International Ltd.*                             390           6,958
   Teledyne Technologies, Inc.*                             130           6,941
   Clarcor, Inc.                                            200           6,842
   Baldor Electric Co.+                                     170           6,791
   Herman Miller, Inc.                                      250           6,785
   IHS, Inc.*+                                              120           6,779
   Moog, Inc. -- Class A*                                   150           6,591
   JetBlue Airways Corp.*+                                  710           6,546
   SkyWest, Inc.                                            260           6,544
   Nordson Corp.                                            130           6,527
   Actuant Corp. -- Class A+                                100           6,497
   Geo Group, Inc.*                                         200           5,922
   Regal-Beloit Corp.+                                      120           5,747
   Barnes Group, Inc.                                       180           5,746
   Esterline Technologies
     Corp.*+                                                100           5,705
   Perini Corp.*                                            100           5,593
   Mueller Water Products, Inc. -
     Class A+                                               450           5,575
   United Stationers, Inc.*                                 100           5,552
   IKON Office Solutions, Inc.                              430           5,525
   Hexcel Corp.*+                                           240           5,450
   Mueller Industries, Inc.                                 140           5,060
   Heico Corp.+                                             100           4,936
   Applied Industrial
     Technologies, Inc.                                     160           4,933
   Triumph Group, Inc.                                       60           4,903
   Tetra Tech, Inc.*+                                       230           4,858
   Astec Industries, Inc.*                                   80           4,596
   AAR Corp.*                                               150           4,551
   HUB Group, Inc. -- Class
     A*+                                                    150           4,504
   Simpson Manufacturing Co.,
     Inc.+                                                  140           4,459
   Watsco, Inc.                                              90           4,179
   Eagle Bulk Shipping, Inc.+                               160           4,118
   Interface, Inc. -- Class A+                              220           3,971

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Horizon Lines, Inc. -- Class
     A+                                                     130   $       3,969
   EDO Corp.                                                 70           3,921
   Teletech Holdings, Inc.*                                 160           3,826
   Watts Industries, Inc. -- Class
     A+                                                     120           3,684
   Goodman Global, Inc.*                                    150           3,582
   Knoll, Inc.                                              200           3,548
   AirTran Holdings, Inc.*                                  360           3,542
   A.O. Smith Corp.                                          80           3,510
   ABM Industries, Inc.                                     170           3,397
   Labor Ready, Inc.*                                       180           3,332
   Heartland Express, Inc.+                                 230           3,284
   Administaff, Inc.                                         90           3,267
   EnPro Industries, Inc.*                                   80           3,248
   Healthcare Services Group+                               160           3,243
   G & K Services, Inc. -- Class
     A                                                       80           3,216
   Korn/Ferry International,
     Inc.*                                                  190           3,137
   II-VI, Inc.*                                              90           3,108
   Werner Enterprises, Inc.                                 180           3,087
   Kenexa Corp. -- Class A*                                 100           3,078
   RBC Bearings, Inc.*                                       80           3,068
   NCI Building Systems, Inc.*+                              70           3,025
   Republic Airways Holdings,
     Inc.*                                                  140           2,964
   Arkansas Best Corp.+                                      90           2,939
   Rollins, Inc.+                                           110           2,936
   Tennant Co.                                               60           2,922
   Federal Signal Corp.                                     190           2,918
   Viad Corp.                                                80           2,880
   Robbins & Myers, Inc.                                     50           2,864
   Apogee Enterprises, Inc.                                 110           2,853
   Layne Christensen Co.*                                    50           2,774
   School Specialty, Inc.*                                   80           2,770
   Circor International, Inc.                                60           2,725
   Pacer International, Inc.                                140           2,667
   Old Dominion Freight Line,
     Inc.*+                                                 110           2,637
   Superior Essex, Inc.*                                     70           2,610
   Cascade Corp.                                             40           2,607
   Atlas Air Worldwide
     Holdings Co., Inc.*                                     50           2,581
   Heidrick & Struggles
     International, Inc.*                                    70           2,551
   Cubic Corp.                                               60           2,530
   Consolidated Graphics, Inc.*                              40           2,512
   Raven Industries, Inc.+                                   60           2,403
   DynCorp International, Inc. -
     Class A*                                               100           2,311


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Interline Brands, Inc.*                                  100   $       2,299
   Navigant Consulting, Inc.*                               180           2,279
   Encore Wire Corp.+                                        90           2,262
   Ennis Inc.                                               100           2,204
   Tredegar Corp.                                           120           2,070
   NACCO Industries, Inc. --
     Class A                                                 20           2,070
   American Reprographics Co.*                              110           2,059
   Rush Enterprises, Inc. - Class
     A*                                                      80           2,028
   M&F Worldwide Corp.*                                      40           2,008
   CRA International, Inc.*+                                 40           1,928
   American Science &
     Engineering, Inc.+                                      30           1,880
   Gibraltar Industries, Inc.                               100           1,850
   Bowne & Co., Inc.                                        110           1,833
   TransDigm Group, Inc.*                                    40           1,828
   Spherion Corp.*                                          220           1,817
   Griffon Corp.*                                           120           1,812
   Universal Forest Products,
     Inc.                                                    60           1,794
   Kelly Services, Inc.                                      90           1,783
   Lindsay Manufacturing Co.                                 40           1,751
   Columbus McKinnon Corp.
     -- Class A*                                             70           1,742
   Blount International, Inc.*                              150           1,704
   Greenbrier Cos., Inc.+                                    60           1,603
   Kforce, Inc.*                                            120           1,543
   Freightcar America, Inc.                                  40           1,528
   TAL International Group, Inc.                             60           1,504
   EnerSys*                                                  80           1,422
   Wabash National Corp.+                                   120           1,355
   Houston Wire & Cable Co.+                                 70           1,268
   Insteel Industries, Inc.                                  70           1,074
   Celadon Group, Inc.*                                      90           1,059
TOTAL INDUSTRIALS                                                       483,154
                                                                  -------------

HEALTH CARE 7.7%
   Hologic, Inc.*+                                          210          12,810
   Illumina, Inc.*                                          210          10,895
   Inverness Medical
     Innovations, Inc.*+                                    180           9,958
   Immucor, Inc.*                                           270           9,652
   BioMarin Pharmaceuticals,
     Inc.*                                                  380           9,462
   Alexion Pharmaceuticals,
     Inc.*                                                  140           9,121
   Myriad Genetics, Inc.*                                   170           8,865
   MGI Pharma, Inc.*+                                       310           8,612
   Onyx Pharmaceuticals, Inc.*+                             190           8,269
   Psychiatric Solutions, Inc.*+                            210           8,249

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   OSI Pharmaceuticals, Inc.*+                              230   $       7,818
   Varian, Inc.*                                            120           7,633
   Alkermes, Inc.*+                                         400           7,360
   AMERIGROUP Corp.*                                        210           7,241
   Steris Corp.+                                            260           7,106
   Medarex, Inc.*+                                          500           7,080
   Healthways, Inc.*+                                       130           7,016
   Affymetrix, Inc.*+                                       270           6,850
   Medicis Pharmaceutical Corp.
     -- Class A+                                            217           6,621
   Perrigo Co.+                                             300           6,405
   Bio-Rad Laboratories, Inc. --
     Class A*                                                70           6,335
   ArthroCare Corp.*                                        110           6,148
   Owens & Minor, Inc.+                                     160           6,094
   Magellan Health Services,
     Inc.*                                                  150           6,087
   Allscripts Healthcare
     Solutions, Inc.*+                                      220           5,947
   Valeant Pharmaceuticals
     International*+                                        380           5,882
   Align Technology, Inc.*+                                 230           5,826
   Chemed Corp.                                              90           5,594
   Dionex Corp.*                                             70           5,562
   United Therapeutics Corp.*+                               80           5,323
   West Pharmaceutical
     Services, Inc.                                         120           4,999
   PSS World Medical, Inc.*                                 260           4,974
   Haemonetics Corp.*                                       100           4,942
   LifeCell Corp.*+                                         130           4,884
   Meridian Bioscience, Inc.                                160           4,851
   Cepheid, Inc.*+                                          210           4,788
   American Medical Systems
     Holdings, Inc.*+                                       280           4,746
   PolyMedica Corp.                                          90           4,727
   NuVasive, Inc.*                                          130           4,671
   Cubist Pharmaceuticals,
     Inc.*+                                                 220           4,649
   Pharmion Corp.*+                                         100           4,614
   Parexel International Corp.*                             110           4,540
   Regeneron Pharmaceuticals,
     Inc.*                                                  250           4,450
   Apria Healthcare Group, Inc.*                            170           4,422
   Applera Corp. - Celera
     Group*+                                                310           4,359
   Thoratec Corp.*+                                         210           4,345
   Eclipsys Corp.*                                          180           4,198
   Exelixis, Inc.*+                                         380           4,024
   KV Pharmaceutical Co.*+                                  140           4,004
   Alnylam Pharmaceuticals,
     Inc.*+                                                 120           3,932


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Amedisys, Inc.*+                                         100   $       3,842
   XenoPort, Inc.*                                           80           3,764
   Wright Medical Group, Inc.*                              140           3,755
   Medicines Co.*                                           210           3,740
   Omnicell, Inc.*                                          130           3,710
   Centene Corp.*                                           170           3,657
   Alpharma, Inc. -- Class A+                               170           3,631
   Healthspring, Inc.*                                      180           3,510
   Martek Biosciences Corp.*+                               120           3,484
   Integra LifeSciences Holdings
     Corp.*+                                                 70           3,401
   Sciele Pharma, Inc.*+                                    130           3,383
   HealthExtras, Inc.*                                      120           3,340
   Phase Forward, Inc.*                                     160           3,202
   Analogic Corp.                                            50           3,188
   Nektar Therapeutics*+                                    360           3,179
   Conmed Corp.*                                            110           3,079
   Savient Pharmaceuticals,
     Inc.*                                                  210           3,055
   The Trizetto Group, Inc.*+                               170           2,977
   AmSurg Corp.*                                            120           2,768
   Par Pharmaceutical Cos.,
     Inc.*                                                  140           2,598
   Dendreon Corp.*+                                         330           2,538
   Sirona Dental Systems, Inc.*+                             70           2,497
   Viropharma, Inc.*                                        280           2,492
   SurModics, Inc.*                                          50           2,450
   AMN Healthcare Services,
     Inc.*                                                  130           2,435
   Salix Pharmaceuticals Ltd.*+                             190           2,360
   Symmetry Medical, Inc.*                                  140           2,338
   Bruker BioSciences Corp.*                                260           2,288
   Halozyme Therapeutics,
     Inc.*+                                                 260           2,259
   Quidel Corp.*                                            110           2,152
   Kindred Healthcare, Inc.*                                120           2,149
   SonoSite, Inc.*+                                          70           2,136
   Greatbatch, Inc.*+                                        80           2,127
   Geron Corp.*+                                            290           2,123
   InterMune, Inc.*+                                        110           2,104
   Cross Country Healthcare,
     Inc.*                                                  120           2,096
   Matria Healthcare, Inc.*                                  80           2,093
   Vital Signs, Inc.                                         40           2,086
   Res-Care, Inc.*                                           90           2,056
   PharmaNet Development
     Group, Inc.*                                            70           2,032
   Palomar Medical
     Technologies, Inc.*                                     70           1,994
   HMS Holdings Corp.*                                       80           1,969
   ICU Medical, Inc.*+                                       50           1,937

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Gentiva Health Services,
     Inc.*                                                  100   $       1,921
   Cypress Bioscience, Inc.*+                               140           1,917
   FoxHollow Technologies,
     Inc.*                                                   70           1,848
   Air Methods Corp. -- SP
     ADR*                                                    40           1,848
   Zoll Medical Corp.*                                       70           1,814
   Molina Healthcare, Inc.*                                  50           1,813
   OraSure Technologies, Inc.*                              180           1,809
   Seattle Genetics, Inc.*+                                 160           1,798
   Omrix Biopharmaceuticals,
     Inc.*+                                                  50           1,765
   eResearch Technology, Inc.*                              150           1,708
   Datascope Corp.                                           50           1,691
   Kendle International, Inc.*+                              40           1,661
   Noven Pharmaceuticals, Inc.*                             100           1,593
   Angiodynamics, Inc.*                                      80           1,508
   Neurocrine Biosciences,
     Inc.*+                                                 150           1,500
   Volcano Corp.*                                            90           1,480
   Vanda Pharmaceuticals,
     Inc.*+                                                 100           1,391
   Ariad Pharmaceuticals, Inc.*+                            270           1,250
   CytRx Corp.*+                                            350           1,211
   Nabi Biopharmaceuticals*                                 240             974
TOTAL HEALTH CARE                                                       467,414
                                                                  -------------

ENERGY 3.4%
   Exterran Holdings, Inc.*+                                227          18,237
   PetroHawk Energy Corp.*                                  670          11,001
   Oil States International,
     Inc.*+                                                 190           9,177
   W-H Energy Services, Inc.*                               120           8,850
   Hercules Offshore*+                                      330           8,616
   Atwood Oceanics, Inc.*+                                  100           7,656
   Whiting Petroleum Corp.*                                 160           7,112
   Mariner Energy, Inc.*+                                   340           7,041
   Penn Virginia Corp.                                      150           6,597
   Alpha Natural Resources,
     Inc.*                                                  260           6,040
   Comstock Resources, Inc.*+                               170           5,243
   Swift Energy Co.*                                        120           4,910
   Grey Wolf, Inc.*                                         730           4,782
   Bill Barrett Corp.*+                                     120           4,729
   Atlas America, Inc.                                       90           4,647
   World Fuel Services Corp.                                110           4,489
   Stone Energy Corp.*                                      110           4,401
   GulfMark Offshore, Inc.*                                  90           4,379
   Nordic American Tanker
     Shipping+                                              110           4,316
   EXCO Resources, Inc.*                                    240           3,970


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Rosetta Resources, Inc.*+                                200   $       3,668
   NATCO Group, Inc.*+                                       70           3,623
   USEC, Inc.*+                                             350           3,588
   Parker Drilling Co.*+                                    440           3,573
   Basic Energy Services, Inc.*+                            160           3,363
   Lufkin Industries, Inc.                                   60           3,301
   Complete Production
     Services, Inc.*                                        160           3,277
   Ship Finance International
     Ltd.+                                                  120           3,152
   Golar LNG Ltd.+                                          130           2,902
   Pioneer Drilling Co.*                                    200           2,436
   Dawson Geophysical Co.*                                   30           2,325
   International Coal Group,
     Inc.*+                                                 500           2,220
   Petroleum Development
     Corp.*+                                                 50           2,218
   Matrix Service Co.*                                      100           2,095
   Uranium Resources, Inc.*                                 210           1,972
   Allis-Chalmers Energy,
     Inc.*+                                                 100           1,894
   Knightsbridge Tankers Ltd.+                               70           1,883
   Newpark Resources, Inc.*                                 350           1,876
   Contango Oil & Gas Co.*                                   50           1,810
   Harvest Natural Resources,
     Inc.*                                                  150           1,791
   Alon USA Energy, Inc.+                                    50           1,689
   Gulfport Energy Corp.*                                    70           1,656
   Energy Partners Ltd.*                                    110           1,615
   GMX Resources, Inc.*+                                     50           1,609
   Pacific Ethanol, Inc.*+                                  140           1,347
   Bois d'Arc Energy, Inc.*                                  70           1,342
   VeraSun Energy Corp.*+                                   120           1,320
   Aventine Renewable Energy
     Holdings, Inc.*                                        120           1,268
   Double Hull Tankers, Inc.+                                80           1,191
   Callon Petroleum Co.*                                     80           1,114
   Delek US Holdings, Inc.                                   40           1,003
TOTAL ENERGY                                                            204,314
                                                                  -------------

MATERIALS 3.1%
   CF Industries Holdings, Inc.                             220          16,700
   Terra Industries, Inc.*+                                 370          11,566
   AptarGroup, Inc.+                                        270          10,225
   Hercules, Inc.+                                          460           9,669
   Greif, Inc. -- Class A+                                  130           7,889
   Texas Industries, Inc.+                                  100           7,850
   RTI International Metals,
     Inc.*                                                   90           7,133
   H.B. Fuller Co.+                                         240           7,123
   Quanex Corp.+                                            140           6,577

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Olin Corp.                                               290   $       6,490
   Worthington Industries, Inc.+                            270           6,361
   Schnitzer Steel Industries,
     Inc. -- Class A+                                        80           5,863
   Sensient Technologies Corp.                              190           5,485
   Metal Management, Inc.                                   100           5,420
   Silgan Holdings, Inc.                                     90           4,838
   Minerals Technologies, Inc.                               70           4,690
   Brush Engineered Materials,
     Inc.*                                                   90           4,670
   Rockwood Holdings, Inc.*                                 130           4,658
   Kaiser Aluminum Corp.                                     60           4,234
   Arch Chemicals, Inc.+                                     90           4,219
   Hecla Mining Co.*+                                       470           4,207
   Rock-Tenn Co. -- Class A                                 140           4,046
   Haynes International, Inc.*                               40           3,415
   Ferro Corp.                                              170           3,397
   Amcol International Corp.+                               100           3,309
   NewMarket Corp.                                           60           2,963
   PolyOne Corp.*                                           370           2,764
   Glatfelter                                               170           2,523
   Headwaters, Inc.*+                                       160           2,381
   Buckeye Technologies, Inc.*                              150           2,271
   Calgon Carbon Corp.*+                                    160           2,234
   Innospec, Inc.                                            90           2,050
   Spartech Corp.                                           120           2,047
   Neenah Paper, Inc.                                        60           1,985
   A. Schulman, Inc.                                        100           1,973
   Wausau Paper Corp.                                       170           1,896
   Stillwater Mining Co.*                                   160           1,646
   Olympic Steel, Inc.                                       30             815
TOTAL MATERIALS                                                         187,582
                                                                  -------------

UTILITIES 1.7%
   Westar Energy, Inc.                                      350           8,596
   ITC Holdings Corp.                                       160           7,928
   Nicor, Inc.+                                             180           7,722
   PNM Resources, Inc.+                                     300           6,984
   WGL Holdings, Inc.                                       190           6,439
   Cleco Corp.+                                             240           6,065
   Aquila, Inc.*+                                         1,490           5,975
   Black Hills Corp.+                                       140           5,743
   New Jersey Resources Corp.+                              100           4,959
   Northwest Natural Gas Co.+                               100           4,570
   Southwest Gas Corp.                                      160           4,526
   Allete, Inc.+                                            100           4,476
   Avista Corp.                                             210           4,274
   South Jersey Industries, Inc.                            120           4,176
   El Paso Electric Co.*                                    180           4,163
   NorthWestern Corp.                                       140           3,804
   Portland General Electric Co.                            120           3,336


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Mge Energy, Inc.                                          80   $       2,675
   Laclede Group, Inc.                                       80           2,582
   Consolidated Water Co., Inc.+                             50           1,501
   Central Vermont Public
     Service Corp.                                           30           1,096
TOTAL UTILITIES                                                         101,590
                                                                  -------------

CONSUMER STAPLES 1.6%
   Central European Distribution
     Corp.*+                                                140           6,707
   Flowers Foods, Inc.                                      300           6,540
   Ralcorp Holdings, Inc.*                                  100           5,582
   Casey's General Stores, Inc.                             200           5,540
   Universal Corp.                                          110           5,384
   Ruddick Corp.                                            160           5,366
   Pilgrim's Pride Corp.                                    150           5,210
   Hain Celestial Group, Inc.*+                             150           4,820
   Chattem, Inc.*+                                           60           4,231
   Performance Food Group
     Co.*                                                   140           4,218
   Tootsie Roll Industries, Inc.+                           140           3,714
   TreeHouse Foods, Inc.*                                   120           3,246
   Darling International, Inc.*                             320           3,165
   Fresh Del Monte Produce,
     Inc.                                                   110           3,163
   Andersons, Inc.+                                          60           2,881
   Vector Group Ltd.                                        126           2,824
   Sanderson Farms, Inc.+                                    60           2,500
   Alliance One International,
     Inc.*                                                  380           2,485
   Elizabeth Arden, Inc.*                                    90           2,426
   American Oriental
     Bioengineering, Inc.
     PLC*+                                                  210           2,342
   Pantry, Inc.*+                                            90           2,307
   Great Atlantic & Pacific Tea
     Co.*+                                                   70           2,132
   WD-40 Co.                                                 60           2,048
   Spartan Stores, Inc.                                      90           2,028
   Nash Finch Co.+                                           50           1,992
   J&J Snack Foods Corp.                                     50           1,741
   Boston Beer Co., Inc. --
     Class A*                                                30           1,460
   Ingles Markets, Inc. -- Class
     A                                                       40           1,146
TOTAL CONSUMER STAPLES                                                   97,198
                                                                  -------------

TELECOMMUNICATION SERVICES 0.8%
   Time Warner Telecom, Inc.
     -- Class A*+                                           570          12,523

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Cogent Communications
     Group, Inc.*+                                          210   $       4,902
   Cincinnati Bell, Inc.*+                                  980           4,841
   Golden Telecom, Inc.+                                     60           4,830
   Premiere Global Services,
     Inc.*                                                  280           3,542
   NTELOS Holdings Corp.                                    110           3,241
   Fairpoint Communications,
     Inc.+                                                  140           2,640
   General Communication, Inc.
     -- Class A*                                            210           2,549
   iPCS, Inc. -- Class A                                     70           2,407
   Iowa Telecommunications
     Services, Inc.+                                        120           2,382
   Alaska Communications
     Systems Group, Inc.                                    160           2,312
   IDT Corp. -- Class B+                                    190           1,590
   Syniverse Holdings, Inc.*                                100           1,590
   USA Mobility, Inc.*                                       90           1,518
   Centennial Communications
     Corp.*                                                  90             911
TOTAL TELECOMMUNICATION SERVICES                                         51,778
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $3,163,857)                                                  3,385,366
                                                                  -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
41.6%
Collateralized by U.S. Treasury
Obligations

   Mizuho Financial Group, Inc.
     issued 09/28/07 at 3.96%
     due 10/01/07                                     $ 597,500         597,500
   Credit Suisse Group issued
     09/28/07 at 3.95% due
     10/01/07 ++                                        389,377         389,377
   Lehman Brothers Holdings,
     Inc. issued 09/28/07 at
     3.90% due 10/01/07                                 350,880         350,880
   UBS Inc, issued 9/28/07 at
     3.89% due 10/01/07                                 597,500         597,500


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------

   Morgan Stanley issued
     09/28/07 at 3.80% due
     10/01/07                                         $ 597,500   $     597,500
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $2,532,757)                                                  2,532,757
                                                                  -------------

SECURITIES LENDING COLLATERAL 16.2%
Investment in Securities Lending Short
Term
   Investment Portfolio Held by
   U.S. Bank                                            987,235         987,235
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
   (Cost $987,235)                                                      987,235
                                                                  =============

TOTAL INVESTMENTS 113.5%
   (Cost $6,683,849)                                              $   6,905,358
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (13.5)%                                               $    (823,355)
                                                                  -------------
NET ASSETS - 100.0%                                               $   6,082,003

                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2007 Russell 2000(R)
Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $4,047,500)                                     50   $      70,352
                                                                  -------------

                                                          UNITS
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
November 2007 Russell 2000(R)
Index Swap, Terminating
11/19/2007 **
   (Notional Market Value
   $4,445,903)                                            5,520   $      52,880
December 2007 Russell 2000(R)
Index Swap, Terminating
12/28/2007 **
   (Notional Market Value
   $326,909)                                                406         798,535
(TOTAL NOTIONAL MARKET VALUE $4,772,812)                          $     851,415
                                                                  -------------

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007.

      ADR - American Depository Receipt.

++ All or a portion of this security is pledged as equity index swap collateral at September 30, 2007.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 22.7%

FINANCIALS 4.4%
   Alexandria Real Estate
     Equities, Inc.+                                        190   $      18,289
   Realty Income Corp.+                                     630          17,608
   Nationwide Health Properties,
     Inc.+                                                  550          16,571
   Aspen Insurance Holdings
     Ltd.                                                   550          15,350
   Digital Realty Trust, Inc.                               340          13,393
   Platinum Underwriters
     Holdings Ltd.+                                         370          13,305
   Apollo Investment Corp.+                                 620          12,896
   Montpelier Re Holdings Ltd.+                             700          12,390
   National Financial Partners
     Corp.                                                  230          12,185
   IPC Holdings Ltd.                                        400          11,540
   Senior Housing Properties
     Trust+                                                 520          11,471
   Assured Guaranty Ltd.                                    420          11,411
   ProAssurance Corp.*                                      210          11,313
   UCBH Holdings, Inc.+                                     630          11,012
   Delphi Financial Group, Inc.
     -- Class A+                                            270          10,913
   First Midwest Bancorp, Inc.+                             310          10,590
   LaSalle Hotel Properties                                 250          10,520
   South Financial Group, Inc.                              460          10,460
   Post Properties, Inc.                                    270          10,449
   NewAlliance Bancshares, Inc.                             710          10,423
   Max Capital Group Ltd.+                                  370          10,375
     Potlatch Corp.+                                        230          10,357
   Zenith National Insurance
     Corp.+                                                 230          10,325
   DiamondRock Hospitality
     Co.+                                                   590          10,272
   Chittenden Corp.                                         290          10,196
   Phoenix Cos., Inc.                                       710          10,018
   National Retail Properties,
     Inc.+                                                  410           9,996
   Cathay General Bancorp+                                  310           9,985
   BioMed Realty Trust, Inc.+                               410           9,881
   FirstMerit Corp.+                                        500           9,880
   Commerce Group, Inc.                                     330           9,725
   Strategic Hotels & Resorts,
     Inc.                                                   470           9,677
   First Niagara Financial
     Group, Inc.+                                           670           9,480
   SVB Financial Group*+                                    200           9,472

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Westamerica Bancorporation+                              180   $       8,966
   Greater Bay Bancorp                                      320           8,832
   First Community Bancorp+                                 160           8,754
   GFI Group, Inc.*+                                        100           8,612
   Sterling Savings Bank+                                   320           8,611
   Trustmark Corp.+                                         300           8,412
   Lexington Realty Trust+                                  420           8,404
   Entertainment Properties
     Trust                                                  160           8,128
   Mid-America Apartment
     Communities, Inc.                                      160           7,976
   Alabama National
     Bancorporation                                         100           7,792
   Knight Capital Group, Inc. --
     Class A*+                                              650           7,774
   FelCor Lodging Trust, Inc.+                              390           7,773
   Pacific Capital Bancorp                                  290           7,627
   Umpqua Holding Corp.+                                    380           7,604
   MB Financial Corp.                                       220           7,601
   Citizens Banking Corp.                                   470           7,572
   Downey Financial Corp.+                                  130           7,514
   Pennsylvania Real Estate
     Investment Trust+                                      190           7,399
   Argo Group International
     Holdings Ltd.*+                                        170           7,397
   RLI Corp.+                                               130           7,374
   Cousins Properties, Inc.+                                250           7,340
   Glacier Bancorp, Inc.                                    325           7,319
   Prosperity Bancshares, Inc.                              220           7,295
   Selective Insurance Group,
     Inc.+                                                  340           7,235
   optionsXpress Holdings, Inc.                             270           7,058
   Ares Capital Corp.                                       430           6,996
   International Bancshares
     Corp.                                                  320           6,944
   Cash America International,
     Inc.+                                                  180           6,768
   First Charter Corp.                                      220           6,637
   Susquehanna Bancshares,
     Inc.+                                                  330           6,633
   Ashford Hospitality Trust,
     Inc.+                                                  660           6,633
   American Financial Realty
     Trust                                                  820           6,601
   Provident Financial Services,
     Inc.                                                   400           6,548
   Omega Healthcare Investors,
     Inc.                                                   420           6,523
   United Community Banks,
     Inc.+                                                  260           6,375
   Signature Bank*+                                         180           6,341


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Odyssey Re Holdings Corp.                                170   $       6,309
   Advanta Corp.                                            230           6,307
   FNB Corp.+                                               380           6,285
   Equity Lifestyle Properties,
     Inc.+                                                  120           6,216
   Extra Space Storage, Inc.+                               400           6,156
   Boston Private Financial
     Holdings, Inc.+                                        220           6,125
   Provident Bankshares Corp.+                              195           6,109
   Wintrust Financial Corp.                                 140           5,977
   Piper Jaffray Cos., Inc.*                                110           5,896
   Inland Real Estate Corp.+                                360           5,576
   Central Pacific Financial
     Corp.+                                                 190           5,548
   MCG Capital Corp.+                                       380           5,468
   Sterling Bancshares, Inc.+                               470           5,363
   Horace Mann Educators Corp.                              270           5,322
   Portfolio Recovery
     Associates, Inc.+                                      100           5,307
   Universal American Financial
     Corp.*                                                 230           5,246
   Stifel Financial Corp.*+                                  90           5,206
   FirstFed Financial Corp.*+                               105           5,203
   S&T Bancorp, Inc.                                        160           5,134
   PS Business Parks, Inc.                                   90           5,116
   United Fire & Casualty Co.                               130           5,082
   First Bancorp Puerto Rico+                               520           4,940
   CVB Financial Corp.+                                     420           4,914
   National Penn Bancshares,
     Inc.+                                                  299           4,887
   Financial Federal Corp.+                                 170           4,762
   N B T BANCORP INC                                        210           4,565
   Brookline Bancorp, Inc.+                                 390           4,520
   Infinity Property & Casualty
     Corp.                                                  110           4,424
   Newcastle Investment Corp.+                              250           4,405
   Navigators Group, Inc.*+                                  80           4,340
   Redwood Trust, Inc.+                                     130           4,319
   Medical Properties Trust Inc.                            310           4,129
   MFA Mortgage Investments,
     Inc.+                                                  510           4,105
   Bank Mutual Corp.                                        340           4,009
   Parkway Properties, Inc.                                  90           3,973
   LandAmerica Financial
     Group, Inc.+                                           100           3,898
   Chemical Financial Corp.                                 160           3,880
   Hanmi Financial Corp.                                    250           3,872
   NorthStar Realty Finance
     Corp.+                                                 380           3,773
   Ramco-Gershenson Properties
     Trust                                                  120           3,749

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Pico Holdings, Inc.*                                      90   $       3,739
   Cohen & Steers, Inc.                                     100           3,703
   IBERIABANK Corp.+                                         70           3,685
   Cedar Shopping Centers, Inc.                             270           3,677
   Anthracite Capital, Inc.+                                400           3,640
   Saul Centers, Inc.                                        70           3,605
   Community Bank System,
     Inc.                                                   180           3,514
   Amcore Financial, Inc.                                   140           3,489
   Hilltop Holdings, Inc.*                                  290           3,405
   LTC Properties, Inc.+                                    140           3,314
   World Acceptance Corp.*                                  100           3,308
   WesBanco, Inc.                                           130           3,247
   Anchor BanCorp Wisconsin,
     Inc.                                                   120           3,240
   RAIT Financial Trust+                                    390           3,210
   Security Capital Assurance
     Ltd.+                                                  140           3,198
   Columbia Banking Systems,
     Inc.+                                                  100           3,182
   FBL Financial Group, Inc. --
     Class A                                                 80           3,159
   Bankunited Financial Corp.
     -- Class A+                                            200           3,108
   Ezcorp, Inc. -- Class A*                                 230           3,094
   Banco Latinoamericano de
   Exportaciones SA                                         170           3,091
   Texas Capital Bancshares,
     Inc.*                                                  140           3,044
   United America Indemnity
     Ltd. - Class A*                                        140           3,011
   Corus Bankshares, Inc.+                                  230           2,995
   TierOne Corp.                                            110           2,912
   Deerfield Triarc Capital
     Corp.+                                                 320           2,896
   Cascade Bancorp.+                                        130           2,894
   Harleysville Group, Inc.                                  90           2,878
   MarketAxess Holdings,
     Inc.*+                                                 190           2,850
   Northwest Bancorp, Inc.                                  100           2,846
   Primus Guaranty Ltd.*                                    270           2,840
   Capital Trust, Inc. -- Class
     A+                                                      80           2,840
   Gramercy Capital Corp.                                   110           2,769
   Banner Corp.                                              80           2,751
   Sterling Financial Corp.                                 160           2,744
   Sun Communities, Inc.                                     90           2,707
   Crystal River Capital, Inc.+                             160           2,690
   First Financial Bancorp+                                 210           2,684
   Flagstar Bancorp, Inc.+                                  270           2,627
   CompuCredit Corp.*+                                      120           2,605


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Dollar Financial Corp.*                                   90   $       2,568
   Green Bankshares, Inc.                                    70           2,552
   WSFS Financial Corp.                                      40           2,496
   SWS Group, Inc.                                          140           2,477
   Kite Realty Group Trust                                  130           2,444
   Western Alliance Bancorp,
     Inc.*+                                                 100           2,357
   First State Bancorporation                               120           2,357
   BankAtlantic Bancorp, Inc.
     -- Class A+                                            270           2,341
   State Auto Financial Corp.                                80           2,340
   Asta Funding, Inc.+                                       60           2,299
   PFF Bancorp, Inc.+                                       140           2,148
   Anworth Mortgage Asset
     Corp.+                                                 389           2,097
   Ocwen Financial Corp.*+                                  220           2,075
   Prospect Capital Corp.+                                  120           2,042
   JER Investors Trust, Inc.+                               160           1,992
   Capitol Bancorp, Ltd.+                                    80           1,986
   Thomas Weisel Partners
     Group, Inc.*                                           130           1,886
   Hercules Technology Growth
   Capital, Inc.+                                           140           1,858
   Midwest Banc Holdings,
     Inc.+                                                  120           1,772
   NexCen Brands, Inc.*                                     260           1,747
   CoBiz Financial, Inc.                                    100           1,712
   U.S.B. Holding Co.+                                       70           1,626
   W Holding Co., Inc.+                                     720           1,613
   Arbor Realty Trust, Inc.                                  80           1,511
   Franklin Bank Corp.*                                     160           1,472
   Resource Capital Corp.+                                  130           1,464
   Independent Bank Corp.                                   130           1,437
   Triad Guaranty, Inc.*+                                    70           1,328
   Irwin Financial Corp.                                    120           1,322
   Resource America, Inc. --
     Class A                                                 80           1,263
   Security Bank Corp.                                       90           1,127
TOTAL FINANCIALS                                                      1,042,411
                                                                  -------------

INFORMATION TECHNOLOGY 4.2%
   Flir Systems, Inc.*+                                     410          22,710
   ON Semiconductor Corp.*+                               1,530          19,217
   Itron, Inc.*+                                            185          17,218
   Equinix, Inc.*                                           185          16,408
   Micros Systems, Inc.*+                                   250          16,267
   Ansys, Inc.*+                                            475          16,231
   Foundry Networks, Inc.*+                                 910          16,171
   Nuance Communications,
     Inc.*+                                                 820          15,834
   Anixter International, Inc.*+                            190          15,665
   Polycom, Inc.*+                                          570          15,310

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   ValueClick, Inc.*+                                       620   $      13,925
   Andrew Corp.*                                            970          13,434
   Sybase, Inc.*+                                           580          13,415
   Formfactor, Inc.*                                        290          12,867
   Jack Henry & Associates, Inc.                            490          12,671
   Parametric Technology
     Corp.*                                                 720          12,542
   3Com Corp.*                                            2,450          12,103
   Digital River, Inc.*                                     260          11,635
   Tessera Technologies, Inc.*+                             300          11,250
   PMC - Sierra, Inc.*+                                   1,340          11,243
   Benchmark Electronics,
     Inc.*+                                                 460          10,980
   Palm, Inc.*+                                             650          10,575
   THQ, Inc.*                                               415          10,367
   Atheros Communications,
     Inc.*                                                  345          10,340
   Emulex Corp.*                                            530          10,160
   j2 Global Communications,
     Inc.*+                                                 310          10,146
   CACI International, Inc. --
     Class A*+                                              190           9,707
   TIBCO Software, Inc.*+                                 1,310           9,681
   Electronics for Imaging,
     Inc.*+                                                 360           9,670
   Perot Systems Corp. -- Class
     A*                                                     540           9,131
   Skyworks Solutions, Inc.*+                             1,000           9,040
   Avocent Corp.*                                           310           9,027
   Wright Express Corp.*+                                   240           8,758
   Euronet Worldwide, Inc.*+                                290           8,633
   Arris Group, Inc.*+                                      690           8,521
   ADTRAN, Inc.                                             370           8,521
   Informatica Corp.*+                                      540           8,478
   Cymer, Inc.*                                             220           8,446
   DealerTrack Holdings, Inc.*+                             200           8,376
   Plantronics, Inc.+                                       290           8,279
   RF Micro Devices, Inc.*                                1,230           8,278
   Lawson Software, Inc.*                                   820           8,208
   Macrovision Corp.*                                       330           8,128
   Mentor Graphics Corp.*+                                  530           8,003
   Semtech Corp.*                                           390           7,987
   Progress Software Corp.*                                 260           7,878
   Blackboard, Inc.*                                        170           7,793
   Dycom Industries, Inc.*                                  250           7,657
   Synaptics, Inc.*+                                        160           7,642
   Amkor Technology, Inc.*+                                 660           7,603
   Comtech
     Telecommunications
     Corp.*+                                                140           7,489
   Insight Enterprises, Inc.*                               290           7,485
   Quest Software, Inc.*                                    430           7,379


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Entegris, Inc.*                                          840   $       7,291
   Concur Technologies, Inc.*+                              230           7,250
   MPS Group, Inc.*+                                        640           7,136
   SRA International, Inc. --
     Class A*                                               250           7,020
   FEI Co.*+                                                220           6,915
   Brooks Automation, Inc.*                                 480           6,835
   Technitrol, Inc.                                         250           6,737
   Netgear, Inc.*                                           210           6,388
   Checkpoint Systems, Inc.*+                               240           6,334
   Rofin-Sinar Technologies,
     Inc.*                                                   90           6,319
   Blue Coat Systems, Inc.*                                  80           6,301
   ATMI, Inc.*                                              210           6,247
   United Online, Inc.+                                     410           6,154
   Coherent, Inc.*                                          190           6,095
   Omniture, Inc.*                                          200           6,064
   InterDigital, Inc.*+                                     290           6,026
   Cabot Microelectronics
     Corp.*                                                 140           5,985
   MKS Instruments, Inc.*+                                  310           5,896
   CSG Systems International,
     Inc.*                                                  270           5,738
   MAXIMUS, Inc.                                            130           5,665
   Vasco Data Security
     International*+                                        160           5,650
   Trident Microsystems, Inc.*                              350           5,562
   Imation Corp.                                            220           5,397
   Standard Microsystems
     Corp.*                                                 140           5,379
   Websense, Inc.*                                          270           5,327
   Ariba, Inc.*                                             490           5,282
   Epicor Software Corp.*                                   370           5,095
   Littelfuse, Inc.*                                        140           4,997
   Ultimate Software Group,
     Inc.*                                                  140           4,886
   MicroStrategy, Inc. -- Class
     A*                                                      60           4,760
   Sycamore Networks, Inc.*                               1,160           4,721
   Advent Software, Inc.*+                                  100           4,697
   Manhattan Associates, Inc.*                              170           4,660
   SPSS, Inc.*+                                             110           4,525
   Hittite Microwave Corp.*                                 100           4,415
   Heartland Payment Systems,
     Inc.+                                                  170           4,369
   Park Electrochemical Corp.                               130           4,365
   RealNetworks, Inc.*                                      640           4,339
   Sirenza Microdevices, Inc.*                              250           4,323
   Mantech International Corp.
     -- Class A*                                            120           4,318
   ViaSat, Inc.*                                            140           4,316

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Electro Scientific Industries,
     Inc.*                                                  180   $       4,313
   Novatel Wireless, Inc.*                                  190           4,304
   Black Box Corp.+                                         100           4,276
   CMGI, Inc.*                                            3,080           4,189
   Quantum Corp.*                                         1,230           4,182
   Rogers Corp.*                                            100           4,119
   Cogent, Inc.*+                                           260           4,077
   Faro Technologies, Inc.*                                  90           3,974
   AMIS Holdings, Inc.*                                     408           3,962
   KEMET Corp.*                                             530           3,896
   Veeco Instruments, Inc.*                                 200           3,876
   Micrel, Inc.                                             350           3,780
   Mastec, Inc.*                                            260           3,658
   The Knot, Inc.*                                          170           3,614
   C-COR, Inc.*                                             310           3,562
   Cirrus Logic, Inc.*                                      550           3,520
   SonicWALL, Inc.*                                         400           3,492
   LoopNet, Inc.*                                           170           3,492
   SYKES Enterprises, Inc.*                                 210           3,488
   Vignette Corp.*                                          170           3,412
   Advanced Energy Industries,
     Inc.*                                                  220           3,322
   Methode Electronics, Inc. --
     Class A                                                220           3,311
   JDA Software Group, Inc.*                                160           3,306
   Agilysys, Inc.                                           190           3,211
   Newport Corp.*+                                          210           3,198
   S1 Corp.*                                                340           3,077
   Kulicke & Soffa Industries,
     Inc.*                                                  360           3,053
   Smith Micro Software, Inc.*+                             190           3,051
   TTM Technologies, Inc.*                                  260           3,008
   Photronics, Inc.*                                        260           2,967
   Exar Corp.*                                              220           2,873
   Global Cash Access Holdings,
     Inc.*                                                  270           2,859
   Extreme Networks, Inc.*                                  740           2,842
   CTS Corp.+                                               220           2,838
   Adaptec, Inc.*                                           740           2,827
   Authorize.Net Holdings, Inc.*                            160           2,821
   Supertex, Inc.*                                           70           2,792
   Chordiant Software, Inc.*                                200           2,772
   Mattson Technology, Inc.*                                320           2,768
   Bankrate, Inc.*+                                          60           2,767
   Internet Capital Group, Inc.*                            230           2,760
   Stratasys, Inc.*+                                        100           2,756
   DSP Group, Inc.*                                         170           2,691
   Ciber, Inc.*                                             340           2,655
   Cohu, Inc.                                               140           2,625
   Immersion Corp.*                                         160           2,621


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Rudolph Technologies, Inc.*+                             180   $       2,489
   Art Technology Group, Inc.*                              810           2,446
   Ness Technologies, Inc.*                                 210           2,293
   SI International, Inc.*                                   80           2,286
   EPIQ Systems, Inc.*                                      120           2,258
   Smart Modular Technologies
     WWH, Inc.*                                             310           2,217
   Rackable Systems, Inc.*+                                 170           2,205
   Greenfield Online, Inc.*                                 130           1,983
   Intevac, Inc.*                                           130           1,976
   infoUSA, Inc. -- Class B                                 200           1,858
   Visual Sciences, Inc.*+                                  120           1,733
   Marchex, Inc.+                                           170           1,617
   TheStreet.com, Inc.+                                     130           1,574
   Imergent, Inc.+                                           70           1,570
   STEC, Inc.*                                              200           1,526
   Gevity HR, Inc.                                          140           1,435
   LivePerson, Inc.*                                        220           1,355
   AsiaInfo Holdings, Inc.*                                  50             453
TOTAL INFORMATION TECHNOLOGY                                          1,000,492
                                                                  -------------

CONSUMER DISCRETIONARY 3.4%
   Chipotle Mexican Grill, Inc.*                            200          21,400
   Priceline.com, Inc.*+                                    230          20,412
   Sotheby's Holdings, Inc. --
     Class A+                                               415          19,833
   Tempur-Pedic International,
     Inc.+                                                  520          18,590
   Men's Wearhouse, Inc.+                                   340          17,177
   Strayer Education, Inc.+                                  90          15,177
   Lear Corp.*+                                             470          15,087
   Gaylord Entertainment Co.*                               260          13,837
   DeVry, Inc.                                              370          13,694
   Jack in the Box, Inc.*                                   200          12,968
   Tupperware Brands Corp.                                  380          11,966
   Vail Resorts, Inc.*+                                     190          11,835
   Bally Technologies Inc.*                                 330          11,692
   Warnaco Group, Inc.*                                     290          11,330
   Gemstar-TV Guide
     International, Inc.*                                 1,575          10,962
   Fossil, Inc.*                                            270          10,087
   J. Crew Group, Inc.*+                                    235           9,752
   Polaris Industries, Inc.+                                220           9,596
   Wolverine World Wide, Inc.+                              340           9,316
   Cooper Tire & Rubber Co.                                 380           9,272
   Belo Corp. -- Class A                                    530           9,201
   American Greetings Corp. --
     Class A                                                340           8,976
   Aeropostale, Inc.*+                                      465           8,863
   Collective Brands, Inc.*+                                400           8,824
   Regis Corp.                                              270           8,616

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Arbitron, Inc.                                           190   $       8,615
   Under Armour, Inc.*+                                     140           8,375
   Matthews International Corp.
     -- Class A                                             190           8,322
   WMS Industries, Inc.*                                    250           8,275
   Rent-A-Center, Inc.*+                                    440           7,977
   Marvel Entertainment, Inc.*+                             340           7,970
   Deckers Outdoor Corp.*                                    70           7,686
   Iconix Brand Group, Inc.*                                320           7,613
   Carter's, Inc.*                                          370           7,381
   Callaway Golf Co.                                        460           7,365
   Scholastic Corp.*                                        210           7,321
   American Axle &
     Manufacturing Holdings,
     Inc.+                                                  280           7,070
   IHOP Corp.+                                              110           6,966
   Rare Hospitality International,
     Inc.*                                                  180           6,860
   Bright Horizons Family
     Solutions, Inc.*                                       160           6,854
   Gymboree Corp.*                                          190           6,696
   Bob Evans Farms, Inc.                                    220           6,640
   Charter Communications, Inc.
     -- Class A*+                                         2,570           6,631
   Blue Nile, Inc.*+                                         70           6,588
   Blockbuster, Inc. -- Class
     A*+                                                  1,210           6,498
   Charming Shoppes, Inc.*+                                 770           6,468
   Aaron Rents, Inc.                                        290           6,467
   CKE Restaurants, Inc.+                                   390           6,322
   Ruby Tuesday, Inc.                                       340           6,236
   Interactive Data Corp.                                   220           6,204
   CBRL Group, Inc.                                         150           6,120
   Netflix, Inc.*+                                          290           6,009
   Cabela's, Inc. -- Class A*+                              230           5,439
   Modine Manufacturing Co.                                 200           5,324
   Champion Enterprises, Inc.*+                             480           5,270
   Brown Shoe Co., Inc.                                     270           5,238
   Jackson Hewitt Tax Service,
     Inc.+                                                  180           5,033
   Sally Beauty Holdings, Inc.*+                            590           4,985
   Dress Barn, Inc.*                                        290           4,933
   Stage Stores, Inc.                                       270           4,922
   Triarc Cos., Inc. -- Class B                             390           4,879
   Stewart Enterprises, Inc. --
     Class A                                                640           4,877
   Winnebago Industries, Inc.+                              200           4,776
   Citadel Broadcasting Corp.+                            1,140           4,742
   Group 1 Automotive, Inc.+                                140           4,700
   CEC Entertainment, Inc.*                                 170           4,568
   Jakks Pacific, Inc.*                                     170           4,541


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Aftermarket Technology
     Corp.*                                                 140   $       4,444
   Columbia Sportswear Co.                                   80           4,425
   Lee Enterprises, Inc.                                    280           4,360
   Steiner Leisure Ltd.*                                    100           4,340
   Sonic Automotive, Inc.                                   180           4,309
   Morningstar, Inc.*                                        70           4,298
   Red Robin Gourmet Burgers,
     Inc.*+                                                 100           4,290
   Drew Industries, Inc.*                                   100           4,068
   Entercom Communications
     Corp.+                                                 210           4,059
   Entravision Communications
     Corp. -- Class A*                                      420           3,872
   Sealy Corp.+                                             275           3,861
   Sinclair Broadcast Group, Inc.
     -- Class A+                                            310           3,732
   Cato Corp. -- Class A+                                   180           3,679
   Jos. A. Bank Clothiers,
     Inc.*+                                                 110           3,676
   Helen of Troy Ltd.*                                      190           3,669
   RC2 Corp.*                                               130           3,600
   Media General, Inc.                                      130           3,576
   PEP Boys-Manny Moe &
     Jack                                                   250           3,507
   K-Swiss, Inc. -- Class A                                 150           3,436
   Ambassadors Group, Inc.                                   90           3,429
   Buffalo Wild Wings, Inc.*                                 90           3,395
   Jo-Ann Stores, Inc.*                                     160           3,376
   Spartan Motors, Inc.+                                    200           3,366
   Speedway Motorsports, Inc.                                90           3,330
   Shuffle Master, Inc.*+                                   220           3,289
   Blyth, Inc.                                              160           3,272
   Oxford Industries, Inc.                                   90           3,251
   Movado Group, Inc.                                       100           3,192
   Papa John's International,
     Inc.*                                                  130           3,177
   Furniture Brands
   International, Inc.+                                     300           3,042
   Buckle, Inc.                                              80           3,035
   Unifirst Corp.                                            80           2,997
   Asbury Automotive Group,
     Inc.+                                                  150           2,971
   CSK Auto Corp.*                                          270           2,876
   Journal Communications, Inc.
     -- Class A                                             290           2,749
   Cox Radio Inc. -- Class A*                               210           2,741
   Kellwood Co.                                             160           2,728
   AFC Enterprises, Inc.*                                   180           2,709
   Skechers U.S.A., Inc. --
     Class A*                                               120           2,652

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Universal Electronics, Inc.*                              80   $       2,600
   Valassis Communications,
     Inc.*+                                                 290           2,587
   Premier Exhibitions, Inc.*+                              170           2,564
   Fred's, Inc.+                                            240           2,527
   Monaco Coach Corp.                                       180           2,525
   DSW, Inc.*+                                              100           2,517
   Marcus Corp.                                             130           2,496
   Exide Technologies*+                                     380           2,470
   Hayes Lemmerz International,
     Inc.*                                                  590           2,454
   Big 5 Sporting Goods Corp.                               130           2,431
   Denny's Corp.*                                           590           2,360
   Charlotte Russe Holding,
     Inc.*                                                  160           2,342
   Jamba, Inc.*+                                            330           2,320
   La-Z-Boy, Inc.+                                          310           2,288
   Steven Madden, Ltd.                                      120           2,274
   Meritage Homes Corp.*+                                   160           2,259
   Amerigon, Inc.*                                          130           2,250
   RCN Corp.*                                               180           2,214
   Lin TV Corp. -- Class A*                                 170           2,212
   Gray Television, Inc.                                    260           2,207
   Standard-Pacific Corp.+                                  400           2,196
   O'Charleys, Inc.                                         140           2,122
   Global Sources Ltd.*                                      90           1,995
   Monarch Casino & Resort,
     Inc.*                                                   70           1,992
   Casual Male Retail Group,
     Inc.*                                                  220           1,971
   World Wrestling
     Entertainment, Inc.                                    130           1,960
   Building Material Holding
     Corp.+                                                 180           1,904
   Beazer Homes USA, Inc.+                                  230           1,898
   Citi Trends, Inc.*+                                       80           1,741
   McCormick & Schmick's
     Seafood Restaurants, Inc.*                              90           1,695
   Westwood One, Inc.                                       440           1,210
   Multimedia Games, Inc.*+                                 140           1,193
   MTR Gaming Group, Inc.*                                  120           1,144
   Bluegreen Corp.*                                         130           1,008
TOTAL CONSUMER DISCRETIONARY                                            792,923
                                                                  -------------

INDUSTRIALS 3.2%
   Bucyrus International, Inc. --
     Class A+                                               230          16,774
   Washington Group
     International, Inc.*                                   170          14,928
   Waste Connections, Inc.*+                                430          13,657
   Belden, Inc.                                             285          13,369


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Acuity Brands, Inc.+                                     260   $      13,125
   FTI Consulting, Inc.*+                                   260          13,081
   Curtiss-Wright Corp.                                     275          13,062
   Ceradyne, Inc.*                                          170          12,876
   EMCOR Group, Inc.*                                       395          12,387
   Deluxe Corp.                                             320          11,789
   Watson Wyatt & Co.
     Holdings+                                              260          11,684
   Wabtec Corp.+                                            310          11,613
   Teledyne Technologies, Inc.*                             210          11,212
   Brady Corp. -- Class A+                                  310          11,123
   GrafTech International Ltd.*                             620          11,061
   Baldor Electric Co.+                                     275          10,986
   Clarcor, Inc.                                            320          10,947
   Genlyte Group, Inc.*                                     170          10,924
   Granite Construction, Inc.                               205          10,869
   IHS, Inc.*                                               190          10,733
   Herman Miller, Inc.                                      390          10,585
   Moog, Inc. -- Class A*                                   240          10,546
   Nordson Corp.                                            210          10,544
   Actuant Corp. -- Class A+                                160          10,395
   JetBlue Airways Corp.*+                                1,120          10,326
   SkyWest, Inc.+                                           410          10,320
   Regal-Beloit Corp.+                                      200           9,578
   Geo Group, Inc.*                                         310           9,179
   Perini Corp.*                                            160           8,949
   Barnes Group, Inc.+                                      280           8,938
   Mueller Water Products, Inc. -
     Class A+                                               720           8,921
   United Stationers, Inc.*+                                160           8,883
   IKON Office Solutions, Inc.                              680           8,738
   Hexcel Corp.*+                                           380           8,630
   Esterline Technologies
     Corp.*+                                                150           8,557
   Applied Industrial
     Technologies, Inc.+                                    260           8,016
   Mueller Industries, Inc.                                 220           7,951
   Heico Corp.+                                             160           7,898
   Tetra Tech, Inc.*+                                       360           7,603
   Astec Industries, Inc.*                                  130           7,468
   Triumph Group, Inc.                                       90           7,354
   HUB Group, Inc. -- Class
     A*+                                                    240           7,207
   Simpson Manufacturing Co.,
     Inc.+                                                  220           7,007
   AAR Corp.*+                                              230           6,978
   Eagle Bulk Shipping, Inc.+                               260           6,692
   Watsco, Inc.                                             140           6,500
   Watts Industries, Inc. -- Class
     A+                                                     200           6,140
   Interface, Inc. -- Class A+                              340           6,137

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Horizon Lines, Inc. -- Class
     A+                                                     200   $       6,106
   Teletech Holdings, Inc.*                                 250           5,977
   A.O. Smith Corp.                                         130           5,704
   AirTran Holdings, Inc.*+                                 570           5,609
   EDO Corp.                                                100           5,601
   Knoll, Inc.                                              310           5,499
   ABM Industries, Inc.                                     270           5,395
   Goodman Global, Inc.*                                    225           5,373
   Labor Ready, Inc.*                                       290           5,368
   G & K Services, Inc. -- Class
     A                                                      130           5,226
   NCI Building Systems, Inc.*+                             120           5,185
   Heartland Express, Inc.+                                 360           5,141
   Administaff, Inc.                                        140           5,082
   RBC Bearings, Inc.*                                      130           4,986
   Werner Enterprises, Inc.                                 290           4,974
   Healthcare Services Group+                               245           4,966
   Korn/Ferry International,
     Inc.*                                                  300           4,953
   Kenexa Corp. -- Class A*                                 160           4,925
   EnPro Industries, Inc.*                                  120           4,872
   Tennant Co.                                              100           4,870
   Republic Airways Holdings,
     Inc.*                                                  230           4,869
   II-VI, Inc.*                                             140           4,834
   Rollins, Inc.+                                           180           4,804
   Apogee Enterprises, Inc.                                 180           4,669
   Federal Signal Corp.                                     300           4,608
   Robbins & Myers, Inc.                                     80           4,583
   Arkansas Best Corp.+                                     140           4,572
   Cascade Corp.                                             70           4,562
   Circor International, Inc.                               100           4,541
   School Specialty, Inc.*                                  130           4,502
   Superior Essex, Inc.*                                    120           4,474
   Viad Corp.                                               120           4,320
   Old Dominion Freight Line,
     Inc.*+                                                 180           4,315
   Pacer International, Inc.                                220           4,191
   Heidrick & Struggles
     International, Inc.*                                   110           4,010
   Layne Christensen Co.*                                    70           3,884
   Cubic Corp.                                               90           3,795
   Consolidated Graphics, Inc.*                              60           3,767
   DynCorp International, Inc. -
     Class A*                                               160           3,698
   Interline Brands, Inc.*                                  160           3,678
   Navigant Consulting, Inc.*                               290           3,671
   Atlas Air Worldwide
     Holdings Co., Inc.*                                     70           3,614
   Raven Industries, Inc.+                                   90           3,605


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Encore Wire Corp.+                                       140   $       3,518
   M&F Worldwide Corp.*                                      70           3,513
   Tredegar Corp.                                           200           3,450
   CRA International, Inc.*+                                 70           3,373
   American Reprographics Co.*                              180           3,370
   Ennis Inc.                                               150           3,306
   Rush Enterprises, Inc. - Class
     A*                                                     130           3,296
   American Science &
   Engineering, Inc.+                                        50           3,133
   NACCO Industries, Inc. --
   Class A                                                   30           3,104
   Lindsay Manufacturing Co.                                 70           3,065
   Universal Forest Products,
     Inc.                                                   100           2,990
   Gibraltar Industries, Inc.                               160           2,960
   Spherion Corp.*                                          350           2,891
   Bowne & Co., Inc.                                        170           2,832
   Kelly Services, Inc.                                     140           2,773
   TransDigm Group, Inc.*                                    60           2,743
   Columbus McKinnon Corp.
     -- Class A*                                            110           2,738
   Griffon Corp.*                                           180           2,718
   Freightcar America, Inc.                                  70           2,674
   Blount International, Inc.*                              230           2,613
   Kforce, Inc.*                                            200           2,572
   Greenbrier Cos., Inc.+                                    90           2,404
   EnerSys*                                                 130           2,310
   TAL International Group, Inc.                             90           2,256
   Wabash National Corp.+                                   180           2,032
   Houston Wire & Cable Co.+                                100           1,811
   Celadon Group, Inc.*+                                    140           1,648
   Insteel Industries, Inc.                                 100           1,535
TOTAL INDUSTRIALS                                                       763,246
                                                                  -------------

HEALTH CARE 3.1%
   Hologic, Inc.*+                                          330          20,130
   Illumina, Inc.*                                          330          17,120
   Inverness Medical
     Innovations, Inc.*                                     290          16,043
   Immucor, Inc.*+                                          430          15,372
   Alexion Pharmaceuticals,
     Inc.*                                                  230          14,984
   BioMarin Pharmaceuticals,
     Inc.*                                                  600          14,940
   Myriad Genetics, Inc.*+                                  270          14,080
   MGI Pharma, Inc.*+                                       500          13,890
   Psychiatric Solutions, Inc.*+                            340          13,355
   Onyx Pharmaceuticals, Inc.*                              300          13,056
   OSI Pharmaceuticals, Inc.*                               360          12,236
   Alkermes, Inc.*+                                         625          11,500

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Varian, Inc.*                                            180   $      11,450
   AMERIGROUP Corp.*+                                       330          11,378
   Healthways, Inc.*+                                       210          11,334
   Steris Corp.+                                            410          11,205
   Medarex, Inc.*+                                          790          11,186
   Affymetrix, Inc.*                                        430          10,909
   Bio-Rad Laboratories, Inc. --
     Class A*                                               120          10,860
   Perrigo Co.+                                             480          10,248
   Medicis Pharmaceutical Corp.
     -- Class A+                                            335          10,221
   Owens & Minor, Inc.+                                     260           9,903
   Magellan Health Services,
     Inc.*                                                  240           9,739
   ArthroCare Corp.*+                                       170           9,501
   Valeant Pharmaceuticals
     International*+                                        605           9,365
   Align Technology, Inc.*+                                 365           9,245
   Allscripts Healthcare
     Solutions, Inc.*+                                      335           9,055
   Chemed Corp.+                                            145           9,013
   Dionex Corp.*                                            110           8,741
   United Therapeutics Corp.*+                              130           8,650
   West Pharmaceutical
     Services, Inc.                                         200           8,332
   PSS World Medical, Inc.*                                 420           8,035
   Haemonetics Corp.*                                       160           7,907
   Cepheid, Inc.*+                                          340           7,752
   American Medical Systems
     Holdings, Inc.*+                                       450           7,627
   NuVasive, Inc.*                                          210           7,545
   LifeCell Corp.*+                                         200           7,514
   Meridian Bioscience, Inc.                                245           7,428
   Pharmion Corp.*+                                         160           7,382
   PolyMedica Corp.                                         140           7,353
   Cubist Pharmaceuticals,
     Inc.*+                                                 340           7,184
   Apria Healthcare Group,
     Inc.*+                                                 270           7,023
   Parexel International Corp.*                             170           7,016
   Regeneron Pharmaceuticals,
     Inc.*                                                  390           6,942
   Applera Corp. - Celera
     Group*+                                                490           6,889
   Thoratec Corp.*                                          330           6,828
   Eclipsys Corp.*                                          290           6,763
   Alnylam Pharmaceuticals,
     Inc.*+                                                 200           6,554
   Exelixis, Inc.*                                          610           6,460
   KV Pharmaceutical Co.*+                                  220           6,292
   XenoPort, Inc.*                                          130           6,116


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Omnicell, Inc.*                                          210   $       5,993
   Wright Medical Group, Inc.*                              220           5,900
   Medicines Co.*                                           330           5,877
   Centene Corp.*                                           270           5,808
   Alpharma, Inc. -- Class A+                               270           5,767
   Amedisys, Inc.*+                                         150           5,763
   Healthspring, Inc.*                                      290           5,655
   Martek Biosciences Corp.*+                               190           5,516
   Sciele Pharma, Inc.*+                                    210           5,464
   HealthExtras, Inc.*                                      195           5,427
   Integra LifeSciences Holdings
     Corp.*+                                                110           5,344
   Analogic Corp.                                            80           5,101
   Conmed Corp.*                                            180           5,038
   Nektar Therapeutics*+                                    570           5,033
   Phase Forward, Inc.*                                     250           5,003
   Savient Pharmaceuticals,
     Inc.*                                                  330           4,802
   The Trizetto Group, Inc.*                                270           4,728
   AmSurg Corp.*                                            180           4,153
   Par Pharmaceutical Cos.,
     Inc.*                                                  220           4,083
   Dendreon Corp.*+                                         520           3,999
   AMN Healthcare Services,
     Inc.*                                                  210           3,933
   SurModics, Inc.*+                                         80           3,921
   Viropharma, Inc.*                                        435           3,872
   Symmetry Medical, Inc.*                                  220           3,674
   Vital Signs, Inc.                                         70           3,650
   Salix Pharmaceuticals Ltd.*+                             290           3,602
   Sirona Dental Systems, Inc.*+                            100           3,567
   Quidel Corp.*                                            180           3,521
   Bruker BioSciences Corp.*                                400           3,520
   Cross Country Healthcare,
     Inc.*                                                  200           3,494
   PharmaNet Development
     Group, Inc.*+                                          120           3,484
   Halozyme Therapeutics,
     Inc.*+                                                 400           3,476
   Greatbatch, Inc.*+                                       130           3,457
   Kindred Healthcare, Inc.*                                190           3,403
   Matria Healthcare, Inc.*                                 130           3,401
   Geron Corp.*+                                            460           3,367
   InterMune, Inc.*+                                        170           3,252
   Air Methods Corp. -- SP
     ADR*                                                    70           3,234
   HMS Holdings Corp.*                                      130           3,199
   Res-Care, Inc.*                                          140           3,198
   FoxHollow Technologies,
     Inc.*                                                  120           3,168
   Zoll Medical Corp.*                                      120           3,110

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   ICU Medical, Inc.*+                                       80   $       3,100
   Gentiva Health Services,
     Inc.*                                                  160           3,074
   SonoSite, Inc.*+                                         100           3,052
   Cypress Bioscience, Inc.*+                               220           3,012
   Seattle Genetics, Inc.*+                                 260           2,922
   OraSure Technologies, Inc.*                              290           2,915
   Kendle International, Inc.*+                              70           2,907
   Molina Healthcare, Inc.*                                  80           2,902
   Palomar Medical
     Technologies, Inc.*                                    100           2,849
   Omrix Biopharmaceuticals,
     Inc.*+                                                  80           2,825
   Datascope Corp.                                           80           2,705
   eResearch Technology, Inc.*                              230           2,620
   Noven Pharmaceuticals, Inc.*                             160           2,549
   Angiodynamics, Inc.*                                     130           2,451
   Volcano Corp.*                                           140           2,302
   Neurocrine Biosciences,
     Inc.*+                                                 230           2,300
   Vanda Pharmaceuticals,
     Inc.*+                                                 160           2,226
   Ariad Pharmaceuticals, Inc.*+                            430           1,991
   CytRx Corp.*+                                            550           1,903
   Nabi Biopharmaceuticals*                                 380           1,543
TOTAL HEALTH CARE                                                       742,756
                                                                  -------------

ENERGY 1.4%
   Exterran Holdings, Inc.*+                                361          29,003
   PetroHawk Energy Corp.*                                1,070          17,569
   Oil States International,
     Inc.*+                                                 300          14,490
   Hercules Offshore*+                                      520          13,577
   W-H Energy Services, Inc.*                               180          13,275
   Atwood Oceanics, Inc.*+                                  155          11,867
   Whiting Petroleum Corp.*                                 260          11,557
   Mariner Energy, Inc.*+                                   540          11,183
   Penn Virginia Corp.                                      230          10,115
   Alpha Natural Resources,
     Inc.*                                                  400           9,292
   Comstock Resources, Inc.*+                               270           8,327
   Grey Wolf, Inc.*                                       1,160           7,598
   Swift Energy Co.*                                        180           7,366
   Bill Barrett Corp.*+                                     186           7,330
   Atlas America, Inc.                                      135           6,970
   World Fuel Services Corp.                                170           6,938
   GulfMark Offshore, Inc.*                                 140           6,812
   Stone Energy Corp.*                                      170           6,802
   Nordic American Tanker
     Shipping+                                              170           6,671
   EXCO Resources, Inc.*                                    380           6,285
   Rosetta Resources, Inc.*+                                310           5,685


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Parker Drilling Co.*+                                    700   $       5,684
   USEC, Inc.*+                                             550           5,637
   Complete Production
     Services, Inc.*                                        260           5,325
   Basic Energy Services, Inc.*+                            250           5,255
   Ship Finance International
     Ltd.+                                                  200           5,254
   NATCO Group, Inc. -- Class
     A*+                                                    100           5,175
   Lufkin Industries, Inc.                                   90           4,952
   Golar LNG Ltd.+                                          210           4,687
   Pioneer Drilling Co.*                                    310           3,776
   Matrix Service Co.*                                      170           3,561
   International Coal Group,
     Inc.*+                                                 800           3,552
   Petroleum Development
     Corp.*                                                  80           3,548
   Dawson Geophysical Co.*                                   40           3,100
   Uranium Resources, Inc.*                                 330           3,099
   Allis-Chalmers Energy,
     Inc.*+                                                 160           3,030
   Newpark Resources, Inc.*                                 560           3,002
   Contango Oil & Gas Co.*                                   80           2,896
   Harvest Natural Resources,
     Inc.*                                                  240           2,866
   Gulfport Energy Corp.*                                   120           2,839
   Alon USA Energy, Inc.+                                    80           2,702
   Knightsbridge Tankers Ltd.+                              100           2,690
   Energy Partners Ltd.*                                    170           2,496
   GMX Resources, Inc.*+                                     70           2,252
   VeraSun Energy Corp.*+                                   200           2,200
   Pacific Ethanol, Inc.*+                                  220           2,116
   Double Hull Tankers, Inc.                                130           1,936
   Bois d'Arc Energy, Inc.*                                 100           1,917
   Aventine Renewable Energy
     Holdings, Inc.*                                        180           1,903
   Callon Petroleum Co.*                                    130           1,810
   Delek US Holdings, Inc.                                   70           1,756
TOTAL ENERGY                                                            319,728
                                                                  -------------

MATERIALS 1.3%
   CF Industries Holdings, Inc.                             350          26,568
   Terra Industries, Inc.*+                                 575          17,975
   AptarGroup, Inc.+                                        425          16,095
   Hercules, Inc.+                                          730          15,345
   Texas Industries, Inc.+                                  164          12,874
   Greif, Inc. -- Class A+                                  210          12,743
   H.B. Fuller Co.+                                         380          11,278
   Quanex Corp.+                                            230          10,805
   RTI International Metals,
     Inc.*                                                  135          10,700
   Olin Corp.                                               460          10,295

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Worthington Industries, Inc.+                            430   $      10,131
   Schnitzer Steel Industries,
     Inc. -- Class A+                                       130           9,528
   Metal Management, Inc.                                   160           8,672
   Sensient Technologies Corp.                              290           8,372
   Silgan Holdings, Inc.                                    150           8,063
   Minerals Technologies, Inc.                              120           8,040
   Rockwood Holdings, Inc.*+                                210           7,524
   Brush Engineered Materials,
     Inc.*                                                  140           7,265
   Hecla Mining Co.*+                                       750           6,713
   Arch Chemicals, Inc.+                                    140           6,563
   Rock-Tenn Co. -- Class A                                 220           6,358
   Kaiser Aluminum Corp.                                     90           6,351
   Ferro Corp.                                              270           5,395
   Amcol International Corp.+                               160           5,294
   Haynes International, Inc.*                               60           5,122
   NewMarket Corp.                                           90           4,444
   PolyOne Corp.*                                           590           4,407
   Glatfelter                                               270           4,007
   Headwaters, Inc.*+                                       250           3,720
   Buckeye Technologies, Inc.*                              240           3,634
   Calgon Carbon Corp.*+                                    250           3,490
   Spartech Corp.                                           190           3,241
   Innospec, Inc.                                           140           3,189
   A. Schulman, Inc.                                        160           3,157
   Wausau Paper Corp.                                       270           3,011
   Neenah Paper, Inc.                                        90           2,978
   Stillwater Mining Co.*                                   260           2,675
   Olympic Steel, Inc.+                                      50           1,358
TOTAL MATERIALS                                                         297,380
                                                                  -------------

UTILITIES 0.7%
   Westar Energy, Inc.+                                     550          13,508
   ITC Holdings Corp.                                       260          12,883
   Nicor, Inc.+                                             280          12,012
   PNM Resources, Inc.+                                     470          10,942
   WGL Holdings, Inc.                                       300          10,167
   Aquila, Inc.*+                                         2,360           9,464
   Black Hills Corp.+                                       230           9,435
   Cleco Corp.+                                             370           9,350
   New Jersey Resources Corp.+                              170           8,430
   Southwest Gas Corp.                                      260           7,355
   Northwest Natural Gas Co.+                               160           7,312
   Allete, Inc.+                                            160           7,162
   Avista Corp.                                             330           6,715
   South Jersey Industries, Inc.                            190           6,612
   El Paso Electric Co.*                                    285           6,592
   NorthWestern Corp.                                       220           5,977
   Portland General Electric Co.                            180           5,004
   Mge Energy, Inc.                                         130           4,347


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Laclede Group, Inc.                                      130   $       4,208
   Consolidated Water Co., Inc.+                             80           2,402
   Central Vermont Public
     Service Corp.                                           50           1,827

TOTAL UTILITIES                                                         161,704
                                                                  -------------

CONSUMER STAPLES 0.7%
   Central European Distribution
     Corp.*+                                                220          10,540
   Flowers Foods, Inc.                                      470          10,246
   Ralcorp Holdings, Inc.*                                  160           8,931
   Casey's General Stores, Inc.                             310           8,587
   Ruddick Corp.+                                           250           8,385
   Pilgrim's Pride Corp.                                    240           8,335
   Universal Corp.+                                         170           8,321
   Hain Celestial Group, Inc.*+                             240           7,711
   Chattem, Inc.*+                                          100           7,052
   Performance Food Group
     Co.*                                                   220           6,629
   Tootsie Roll Industries, Inc.+                           220           5,837
   TreeHouse Foods, Inc.*                                   190           5,140
   Darling International, Inc.*+                            500           4,945
   Fresh Del Monte Produce,
     Inc.                                                   170           4,888
   Andersons, Inc.+                                          90           4,322
   Vector Group Ltd.                                        189           4,235
   Sanderson Farms, Inc.+                                   100           4,167
   Elizabeth Arden, Inc.*                                   150           4,044
   Alliance One International,
     Inc.*                                                  600           3,924
   American Oriental
   Bioengineering, Inc.
     PLC*+                                                  330           3,680
   Great Atlantic & Pacific Tea
     Co.*                                                   120           3,655
   Pantry, Inc.*+                                           140           3,588
   WD-40 Co.                                                100           3,414
   Nash Finch Co.+                                           80           3,186
   Spartan Stores, Inc.                                     130           2,929
   J&J Snack Foods Corp.                                     80           2,786
   Ingles Markets, Inc. -- Class
     A                                                       70           2,006
   Boston Beer Co., Inc. --
     Class A*                                                40           1,946
TOTAL CONSUMER STAPLES                                                  153,429
                                                                  -------------

TELECOMMUNICATION SERVICES 0.3%
   Time Warner Telecom, Inc.
     -- Class A*                                            910          19,993
   Golden Telecom, Inc.+                                    100           8,049

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Cogent Communications
     Group, Inc.*+                                          330   $       7,702
   Cincinnati Bell, Inc.*+                                1,550           7,657
   Premiere Global Services,
     Inc.*                                                  440           5,566
   NTELOS Holdings Corp.                                    170           5,008
   Fairpoint Communications,
     Inc.+                                                  220           4,149
   General Communication, Inc.
     -- Class A*                                            330           4,006
   Iowa Telecommunications
     Services, Inc.+                                        190           3,772
   Alaska Communications
     Systems Group, Inc.                                    260           3,757
   iPCS, Inc. -- Class A                                    100           3,439
   Syniverse Holdings, Inc.*                                160           2,544
   IDT Corp. -- Class B+                                    300           2,511
   USA Mobility, Inc.*                                      140           2,362
   Centennial Communications
     Corp.*                                                 140           1,417
TOTAL TELECOMMUNICATION SERVICES                                         81,932
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $4,560,639)                                                  5,356,001
                                                                  -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
86.3%
Collateralized by U.S. Treasury
Obligations
Mizuho Financial Group, Inc.
   issued 09/28/07 at 3.96% due
   10/01/07                                        $  5,038,824   $   5,038,824
Credit Suisse Group issued
   09/28/07 at 3.95% due
   10/01/07++                                         2,314,691       2,314,691
Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90% due
   10/01/07                                           2,959,031       2,959,031
UBS, Inc. issued 09/28/07 at
   3.89% due 10/01/07                                 5,038,824       5,038,824
Morgan Stanley issued
09/28/07
   at 3.80% due 10/01/07                              5,038,824       5,038,824
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $20,390,194)                                                20,390,194
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 7.3%
Investment in Securities Lending Short
Term
   Investment Portfolio held by
   U.S. Bank                                       $  1,714,993   $   1,714,993
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,714,993)                                                     1,714,993
                                                                  -------------

TOTAL INVESTMENTS 116.3%
   (Cost $26,665,826)                                                27,461,188
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (16.3)%                                                  (3,841,100)
                                                                  -------------
NET ASSETS - 100.0%                                                  23,620,088

                                                                     UNREALIZED
                                                      CONTRACTS      GAIN(LOSS)
                                                   -----------------------------
FUTURES CONTRACTS PURCHASED
December 2007 Russell 2000
Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $10,361,600)                                   128   $      43,945
                                                                  -------------

                                                         SHARES
                                                   ------------
EQUITY INDEX SWAP AGREEMENTS
November 2007 Russell 2000(R)
Index Swap, Terminating
11/19/07**
   (Notional Market Value
   $18,313,510)                                           3,973   $     551,095
December 2007 Russell 2000(R)
Index Swap, Terminating
12/28/07**
   (Notional Market Value
   $1,433,794)                                            1,780          (6,947)
                                                                  -------------
(TOTAL NOTIONAL MARKET VALUE
   $19,747,304)                                                   $     544,148
                                                                  -------------

*     Non-Income Producing Security.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2007.

++ All or a portion of this security is pledged as equity index swap collateral at September 30, 2007.


--------------------------------------------------------------------------------

VARIABLE ANNUITY INVERSE RUSSELL 2000(R) STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 6.6%
Federal Farm Credit Bank*
   4.54% due 11/02/07                              $  1,000,000   $     995,965
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $995,965)                                                      995,965
                                                                  -------------
REPURCHASE AGREEMENTS
70.3%
Collateralized by U.S. Treasury
Obligations

   Mizuho Financial Group, Inc.
     issued 09/28/07 at 3.96%
     due 10/01/07                                     2,760,268       2,760,268
   Credit Suisse Group
     issued 09/28/07 at 3.95%
     due 10/01/07+                                      690,720         690,720
   Lehman Brothers Holdings, Inc.
     issued 09/28/07 at 3.90%
     due 10/01/07                                     1,620,957       1,620,957
   UBS, Inc. issued 09/28/07 at
     3.89% due 10/01/07                               2,760,268       2,760,268
   Morgan Stanley issued 09/28/07
     at 3.80% due 10/01/07                            2,760,268       2,760,268
TOTAL REPURCHASE AGREEMENTS
   (Cost $10,592,479)                                                10,592,479
                                                                  -------------
TOTAL INVESTMENTS 76.9%
   (Cost $11,588,444)                                             $  11,588,444
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 23.1%                                            $   3,472,139
                                                                  -------------
NET ASSETS - 100.0%                                               $  15,060,583
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2007 Russell 2000
   Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $3,804,650)                                     47   $      62,627

                                                                     UNREALIZED
                                                          UNITS            GAIN
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
November 2007 Russell 2000
   Index Swap, Terminating
   11/19/07**
   (Notional Market Value
   $6,496,102)                                            8,065   $      68,221

December Russell 2000(R) Index
   Swap, Terminating 12/28/07**
   (Notional Market Value
   $4,810,387)                                            5,972          34,013
                                                                  -------------
(TOTAL NOTIONAL MARKET VALUE $11,306,489)                         $     102,234
                                                                  -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.

+ All or a portion of this security is pledged as equity index swap collateral at September 30, 2007


--------------------------------------------------------------------------------

VARIABLE ANNUITY GOVERNMENT LONG BOND 1.2X STATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES
18.2%
Fannie Mae*
   4.48% due 10/03/07                              $  2,000,000   $   1,999,502
   4.55% due 10/05/07                                   500,000         499,747
Federal Farm Credit Bank*
   4.58% due 10/02/07                                 1,000,000         999,873
Federal Home Loan Bank*
   4.50% due 10/03/07                                   500,000         499,875
Freddie Mac*
   4.57% due 10/24/07                                 3,000,000       2,991,241
                                                                  -------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $6,990,238)                                                  6,990,238
                                                                  -------------

U.S. TREASURY OBLIGATIONS
34.7%
United States Treasury Bond
   5.00% due 05/15/37                                12,938,000      13,279,644
                                                                  -------------

TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $12,889,575)                                                13,279,644
                                                                  -------------

REPURCHASE AGREEMENTS
43.9%
Collateralized by U.S. Treasury
Obligations
   Mizuho Financial Group, Inc.
   issued 09/28/07 at 3.96% due
   10/01/07                                           4,689,893       4,689,893
   Lehman Brothers Holdings,
   Inc. issued 09/28/07 at 3.90%
   due 10/01/07                                       2,754,123       2,754,123
   UBS, Inc. issued 09/28/07 at
   3.89% due 10/01/07                                 4,689,893       4,689,893
   Morgan Stanley issued
   09/28/07 at 3.80% due
   10/01/07                                           4,689,893       4,689,893
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $16,823,802)                                                16,823,802
                                                                  -------------

TOTAL INVESTMENTS 96.8%
   (Cost $36,703,615)                                             $  37,093,684
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 3.2%                                             $   1,224,667
                                                                  -------------

NET ASSETS - 100.0%                                               $  38,318,351

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2007 U.S. Treasury
Bond Futures Contracts
   (Aggregate Market Value of
   Contracts $50,884,094)                                   457   $     310,024

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.


--------------------------------------------------------------------------------

VARIABLE ANNUITY INVERSE GOVERNMENT LONG BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
                                                   -----------------------------
FEDERAL AGENCY DISCOUNT NOTES
12.0%
Federal Farm Credit Bank*
   4.54% due 11/02/07                              $  2,000,000   $   1,991,929
                                                                  -------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,991,929)                                                  1,991,929
                                                                  -------------

                                                      CONTRACTS
                                                   ------------
OPTIONS PURCHASED
0.0%
Call Options on:
   December 2007 U.S.
   Treasury Bond Index Futures
   Contracts
     Expiring December 2007
     with strike price of 124++                             100              --
                                                                  -------------

TOTAL OPTIONS PURCHASED
   (Cost $1,763)                                                             --
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                   ------------
REPURCHASE AGREEMENTS
105.9%
Collateralized by U.S. Treasury
Obligations

Mizuho Financial Group, Inc.
   issued 09/28/07 at 3.96% due
   10/01/07+                                          4,174,466       4,174,466
Lehman Brothers Holdings,
   Inc. issued 09/28/07 at 3.90%
   due 10/01/07+                                      2,451,440       2,451,440
UBS, Inc. issued 09/28/07 at
   3.89% due 10/01/07+                                4,174,467       4,174,467
Morgan Stanley issued
   09/28/07 at 3.80% due
   10/01/07+                                          4,174,467       4,174,467

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
                                                   -----------------------------
Individual Repurchase
   Agreement
Lehman Brothers, Inc. at 3.90%
   due 10/01/07 (Secured by
   U.S. Treasury Bonds, at a rate
   of 5.00% and maturing
   05/15/37 as collateral, with a
   Market Value of $2,610,628)
   and a Maturity Value of
   $2,630,854                                      $  2,630,000   $   2,630,000

TOTAL REPURCHASE AGREEMENTS
   (Cost $17,604,840)                                                17,604,840
TOTAL LONG SECURITIES 117.8%
   (Cost $19,598,532)                                                19,596,769
                                                                  -------------

U.S. TREASURY OBLIGATIONS SOLD
SHORT
(15.1)%
U.S. Treasury Bond at
   5.00% due 05/15/37                                 2,437,000      (2,501,352)
TOTAL U.S. TREASURY
   OBLIGATIONS SOLD SHORT
   (Proceeds $2,499,953)                                             (2,501,352)
TOTAL SHORT SALES
   (Proceeds $2,499,953)                                             (2,501,352)
                                                                  -------------

TOTAL INVESTMENTS 102.8%
   (Cost $17,098,579)                                             $  17,095,417
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (2.8)%                                                $    (467,087)
                                                                  -------------
NET ASSETS - 100.0%                                               $  16,628,330

                                                                     UNREALIZED
                                                      CONTRACTS            LOSS
                                                   -----------------------------
FUTURES CONTRACTS SOLD SHORT
December 2007 U.S. Treasury
Bond Futures Contracts
   (Aggregate Market Value of
   Contracts $21,934,719)                                   197   $     (34,776)
                                                                  -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

+ All or a portion of this security is pledged as collateral at September 30, 2007.

++    Security is fair valued.


--------------------------------------------------------------------------------

VARIABLE ANNUITY EUROPE 1.25X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 52.5%

FINANCIALS 16.4%
   HSBC Holdings PLC -- SP
     ADR+                                                32,730   $   3,030,798
   Banco Santander Central
     Hispano SA -- SP ADR                                86,000       1,660,660
   UBS AG                                                31,170       1,659,802
   ABN AMRO Holding NV --
     SP ADR                                              26,320       1,381,800
   Deutsche Bank AG-- SP
     ADR+                                                10,040       1,289,036
   Lloyds TSB Group PLC --
     SP ADR+                                             27,770       1,234,654
   Allianz AG - SP ADR+                                  52,230       1,215,392
   Credit Suisse Group -- SP
     ADR+                                                18,130       1,202,563
   Barclays PLC -- SP ADR+                               24,240       1,178,549
   ING Groep N.V. -- SP ADR                              25,960       1,150,288
   Banco Bilbao Vizcaya
     Argentaria SA -- SP
     ADR+                                                45,820       1,066,690
   AXA -- SP ADR+                                        20,810         928,334
                                                                  -------------
TOTAL FINANCIALS                                                     16,998,566

ENERGY 8.3%
   BP PLC -- SP ADR                                      36,470       2,529,194
   Total SA -- SP ADR                                    29,930       2,425,228
   Royal Dutch Shell PLC -- SP
     ADR+                                                24,700       2,029,846
   ENI-Ente Nazionale
     Idrocarburi -- SP ADR+                              21,530       1,588,053
                                                                  -------------
TOTAL ENERGY                                                          8,572,321

HEALTH CARE 8.2%
   GlaxoSmithKline PLC -- SP
     ADR+                                                45,160       2,402,512
   Novartis AG -- SP ADR                                 38,510       2,116,509
   Sanofi-Aventis -- SP ADR                              36,480       1,547,482
   AstraZeneca PLC -- SP
     ADR                                                 24,510       1,227,216
   Alcon, Inc. -- SP ADR+                                 3,394         488,464
   Shire PLC -- SP ADR+                                   6,240         461,635
   Teva Pharmaceutical
     Industries Ltd. -- SP
     ADR+                                                 6,210         276,159
                                                                  -------------
TOTAL HEALTH CARE                                                     8,519,977

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 7.4%
   Vodafone Group PLC -- SP
     ADR                                                 64,450   $   2,339,535
   Telefonica SA -- SP ADR                               23,450       1,964,641
   BT Group PLC -- SP ADR                                18,910       1,188,115
   Deutsche Telekom AG -- SP
     ADR+                                                48,100         944,203
   France Telecom SA -- SP
     ADR                                                 20,540         686,858
   Telecom Italia -- SP ADR                              18,250         552,427
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                      7,675,779

MATERIALS 2.9%
   Anglo American PLC -- SP
     ADR                                                 34,150       1,142,318
   Rio Tinto PLC -- SP ADR+                               2,773         952,248
   BHP Billiton Ltd. -- SP
     ADR+                                                11,910         936,126
                                                                  -------------
TOTAL MATERIALS                                                       3,030,692

INFORMATION TECHNOLOGY 2.8%
   Nokia OYJ -- SP ADR                                   44,120       1,673,472
   Telefonaktiebolaget LM
     Ericsson -- SP ADR+                                 16,833         669,953
   SAP AG -- SP ADR+                                     10,260         601,954
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          2,945,379

CONSUMER STAPLES 2.8%
   Diageo PLC -- SP ADR                                  14,150       1,241,379
   Unilever N.V.                                         36,970       1,140,525
   Cadbury Schweppes PLC --
     SP ADR                                              11,490         534,515
                                                                  -------------
TOTAL CONSUMER STAPLES                                                2,916,419

CONSUMER DISCRETIONARY 2.2%
   DaimlerChrysler AG-- SP
     ADR+                                                13,730       1,375,746
   Koninklijke Philips
     Electronics N.V.-- SP
     ADR                                                 12,970         582,872
   Luxottica Group -- SP ADR                              9,713         329,271
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          2,287,889

INDUSTRIALS 1.5%
   Siemens AG -- SP ADR                                   9,400       1,290,150


--------------------------------------------------------------------------------

VARIABLE ANNUITY EUROPE 1.25X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 52.5%

FINANCIALS 16.4%
   HSBC Holdings PLC -- SP
     ADR+                                                32,730   $   3,030,798
   Banco Santander Central
     Hispano SA -- SP ADR                                86,000       1,660,660
   UBS AG                                                31,170       1,659,802
   ABN AMRO Holding NV --
     SP ADR                                              26,320       1,381,800
   Deutsche Bank AG-- SP
     ADR+                                                10,040       1,289,036
   Lloyds TSB Group PLC --
     SP ADR+                                             27,770       1,234,654
   Allianz AG - SP ADR+                                  52,230       1,215,392
   Credit Suisse Group -- SP
     ADR+                                                18,130       1,202,563
   Barclays PLC -- SP ADR+                               24,240       1,178,549
   ING Groep N.V. -- SP ADR                              25,960       1,150,288
   Banco Bilbao Vizcaya
     Argentaria SA -- SP
     ADR+                                                45,820       1,066,690
   AXA -- SP ADR+                                        20,810         928,334
                                                                  -------------
TOTAL FINANCIALS                                                     16,998,566

ENERGY 8.3%
   BP PLC -- SP ADR                                      36,470       2,529,194
   Total SA -- SP ADR                                    29,930       2,425,228
   Royal Dutch Shell PLC -- SP
     ADR+                                                24,700       2,029,846
   ENI-Ente Nazionale
     Idrocarburi -- SP ADR+                              21,530       1,588,053
                                                                  -------------
TOTAL ENERGY                                                          8,572,321

HEALTH CARE 8.2%
   GlaxoSmithKline PLC -- SP
     ADR+                                                45,160       2,402,512
   Novartis AG -- SP ADR                                 38,510       2,116,509
   Sanofi-Aventis -- SP ADR                              36,480       1,547,482
   AstraZeneca PLC -- SP
     ADR                                                 24,510       1,227,216
   Alcon, Inc. -- SP ADR+                                 3,394         488,464
   Shire PLC -- SP ADR+                                   6,240         461,635
   Teva Pharmaceutical
     Industries Ltd. -- SP
     ADR+                                                 6,210         276,159
                                                                  -------------
TOTAL HEALTH CARE                                                     8,519,977

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 7.4%
   Vodafone Group PLC -- SP
     ADR                                                 64,450   $   2,339,535
   Telefonica SA -- SP ADR                               23,450       1,964,641
   BT Group PLC -- SP ADR                                18,910       1,188,115
   Deutsche Telekom AG -- SP
     ADR+                                                48,100         944,203
   France Telecom SA -- SP
     ADR                                                 20,540         686,858
   Telecom Italia -- SP ADR                              18,250         552,427
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                      7,675,779

MATERIALS 2.9%
   Anglo American PLC -- SP
     ADR                                                 34,150       1,142,318
   Rio Tinto PLC -- SP ADR+                               2,773         952,248
   BHP Billiton Ltd. -- SP
     ADR+                                                11,910         936,126
                                                                  -------------
TOTAL MATERIALS                                                       3,030,692

INFORMATION TECHNOLOGY 2.8%
   Nokia OYJ -- SP ADR                                   44,120       1,673,472
   Telefonaktiebolaget LM
     Ericsson -- SP ADR+                                 16,833         669,953
   SAP AG -- SP ADR+                                     10,260         601,954
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          2,945,379

CONSUMER STAPLES 2.8%
   Diageo PLC -- SP ADR                                  14,150       1,241,379
   Unilever N.V.                                         36,970       1,140,525
   Cadbury Schweppes PLC --
     SP ADR                                              11,490         534,515
                                                                  -------------
TOTAL CONSUMER STAPLES                                                2,916,419

CONSUMER DISCRETIONARY 2.2%
   DaimlerChrysler AG-- SP
     ADR+                                                13,730       1,375,746
   Koninklijke Philips
     Electronics N.V.-- SP
     ADR                                                 12,970         582,872
   Luxottica Group -- SP ADR                              9,713         329,271
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          2,287,889

INDUSTRIALS 1.5%
   Siemens AG -- SP ADR                                   9,400       1,290,150


--------------------------------------------------------------------------------

VARIABLE ANNUITY EUROPE 1.25X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Ryanair Holdings PLC -- SP
     ADR*+                                                7,210   $     299,287
--------------------------------------------------------------------------------
TOTAL INDUSTRIALS                                                     1,589,437

TOTAL COMMON STOCKS
   (Cost $46,365,896)                                                54,536,459
                                                                  -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
46.5%
Collateralized by U.S. Treasury
Obligations
   Mizuho Financial Group, Inc.
     issued 09/28/07 at 3.96%
     due 10/01/07                                 $  10,397,288      10,397,288
   Credit Suisse Group issued
     09/28/07 at 3.95% due
     10/01/07++                                       3,224,094       3,224,094
   Lehman Brothers Holdings,
     Inc. issued 09/28/07 at
     3.90% due 10/01/07++                            13,914,835      13,914,835
   UBS, Inc issued 09/28/07 at
     3.89% due 10/01/07                              10,397,287      10,397,287
   Morgan Stanley issued
     09/28/07 at 3.80% due
     10/01/07                                        10,397,287      10,397,287
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $48,330,791)                                                48,330,791


--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 9.8%
Investment in Securities Lending Short
Term
   Investment Portfolio held by
     U.S. Bank                                       10,194,568      10,194,568
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,194,568)                                                   10,194,568

TOTAL INVESTMENTS 108.8%
   (Cost $104,891,255)                                            $ 113,061,818
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (8.8)%                                                $  (9,122,718)
                                                                  -------------
NET ASSETS - 100.0%                                               $ 103,939,100

                                                                     UNREALIZED
                                                          UNITS            GAIN
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
PURCHASED
December 2007 Dow Jones
STOXX 50 Index Swap,
Terminating 12/14/07**
   (Notional Market Value
   $54,144,831)                                           9,954   $   2,062,801
December 2007 Dow Jones
STOXX 50 Index Swap,
Terminating 12/29/07**
   (Notional Market Value
   $21,257,916)                                           3,909         899,790
                                                                  -------------

(TOTAL NOTIONAL MARKET VALUE
   $75,402,747)                                                   $   2,962,591
                                                                  -------------

*     Non-Income Producing Security.

** Price Return based on Dow Jones STOXX 50 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2007

++ All or a portion of this security is pledged as equity index swap collateral at September 30, 2007.

      ADR - American Depository Receipt.


--------------------------------------------------------------------------------

VARIABLE ANNUITY JAPAN 1.25X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 22.3%
Farmer Mac*
   4.57% due 10/23/07                              $  1,000,000   $     997,207
Federal Farm Credit Bank*
   4.58% due 10/02/07                                 1,000,000         999,873
Federal Home Loan Bank*
   4.50% due 10/03/07                                 1,000,000         999,750
Freddie Mac*
   4.57% due 10/24/07                                 2,000,000       1,994,160
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $4,990,990)                                                  4,990,990
                                                                  -------------
REPURCHASE AGREEMENTS
70.6%
Mizuho Financial Group, Inc.
   issued 09/28/07 at 3.96% due
   10/01/07                                           3,399,447       3,399,447
Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90% due
   10/01/07+                                          5,599,989       5,599,989
UBS, Inc. issued 09/28/07 at
   3.89% due 10/01/07                                 3,399,446       3,399,446
Morgan Stanley issued
   09/28/07 at 3.80% due
   10/01/07                                           3,399,446       3,399,446
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $15,798,328)                                                15,798,328
                                                                  -------------
TOTAL INVESTMENTS 92.9%
   (Cost $20,789,318)                                             $  20,789,318
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 7.1%                                             $   1,577,207
                                                                  -------------
NET ASSETS - 100.0%                                               $  22,366,525
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2007 Nikkei 225
Index Futures Contracts
   (Aggregate Market Value of
   Contracts $1,695,500)                                     29   $      26,072
December 2007 Yen Currency
Exchange Futures Contracts
   (Aggregate Market Value of
   Contracts $1,636,687)                                     21             770
--------------------------------------------------------------------------------
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$3,332,187)                                                              26,842
                                                                  -------------

                                                                     UNREALIZED
                                                          UNITS            GAIN
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS 114.6%
December 2007 Topix 100
Index Swap, Terminating
12/14/07**
   (Notional Market Value
   $25,640,526)                                       2,502,030   $   1,578,802
                                                                  -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on Topix 100 Index +/- financing at a variable rate.

+ All or a portion of this security is pledged as equity index swap collateral at September 30, 2007.


--------------------------------------------------------------------------------

VARIABLE ANNUITY DOW 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 72.7%

INDUSTRIALS 19.5%
   Boeing Co.                                            21,420   $   2,248,886
   3M Co.+                                               21,420       2,004,484
   United Technologies Corp.                             21,422       1,724,042
   Caterpillar, Inc.+                                    21,420       1,679,971
   Honeywell International,
     Inc.+                                               21,420       1,273,847
   General Electric Co.                                  21,420         886,788
                                                                  -------------
TOTAL INDUSTRIALS                                                     9,818,018

CONSUMER STAPLES 10.3%
   Procter & Gamble Co.                                  21,418       1,506,542
   Altria Group, Inc.                                    21,420       1,489,333
   Coca-Cola Co.                                         21,420       1,231,007
   Wal-Mart Stores, Inc.                                 21,420         934,983
                                                                  -------------
TOTAL CONSUMER STAPLES                                                5,161,865

INFORMATION TECHNOLOGY 9.5%
   International Business
     Machines Corp.                                      21,420       2,523,276
   Hewlett-Packard Co.                                   21,420       1,066,502
   Microsoft Corp.                                       21,420         631,033
   Intel Corp.                                           21,420         553,921
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          4,774,732

FINANCIALS 9.3%
   American International
     Group, Inc.                                         21,420       1,449,063
   American Express Co.+                                 21,420       1,271,705
   Citigroup, Inc.                                       21,423         999,811
   J.P. Morgan Chase & Co.                               21,419         981,419
                                                                  -------------
TOTAL FINANCIALS                                                      4,701,998

CONSUMER DISCRETIONARY 6.7%
   McDonald's Corp.                                      21,420       1,166,747
   General Motors Corp.+                                 21,420         786,114
   Walt Disney Co.+                                      21,420         736,634
   Home Depot, Inc.+                                     21,420         694,865
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          3,384,360

HEALTH CARE 6.0%
   Johnson & Johnson, Inc.                               21,420       1,407,294
   Merck & Co., Inc.                                     21,420       1,107,200
   Pfizer, Inc.                                          21,420         523,290
                                                                  -------------
TOTAL HEALTH CARE                                                     3,037,784

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
ENERGY 3.9%
   Exxon Mobil Corp.+                                    21,420   $   1,982,635
                                                                  -------------
TOTAL ENERGY                                                          1,982,635

MATERIALS 3.8%
   E.I. du Pont de Nemours and
     Co.                                                 21,420       1,061,575
   Alcoa, Inc.                                           21,420         837,951
                                                                  -------------
TOTAL MATERIALS                                                       1,899,526

TELECOMMUNICATION SERVICES 3.7%
   Verizon Communications,
     Inc.                                                21,416         948,301
   AT&T, Inc.                                            21,420         906,280
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                      1,854,581

TOTAL COMMON STOCKS
   (Cost $31,328,864)                                                36,615,499
                                                                  -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
14.9%
Collateralized by U.S. Treasury
   Obligations

   Mizuho Financial Group
     issued 9/28/07 at 3.96% due
     10/01/07                                    $    1,212,713       1,212,713
   Lehman Brothers Inc.
     issued 9/28/07 at 3.90% due
     10/01/07++                                       3,857,415       3,857,415
   UBS, Inc. issued 9/28/07 at
     3.89% due 10/01/07                               1,212,713       1,212,713
   Morgan Stanley Inc,
     at 3.80% due 10/01/07                            1,212,713       1,212,713
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,495,554)                                                  7,495,554
                                                                  -------------
SECURITIES LENDING COLLATERAL 10.2%
Investment in Securities Lending Short
Term
   Investment Portfolio Held by
     U.S. Bank                                        5,141,333       5,141,333
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $5,141,333)                                                  5,141,333
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY DOW 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

TOTAL INVESTMENTS 97.8%
   (Cost $43,965,751)                                             $  49,252,386
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 2.2%                                             $   1,121,513
                                                                  -------------
NET ASSETS - 100.0%                                               $  50,373,899

                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2007 Dow Jones
Industrial Average Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $30,338,770)                                   434   $     743,175
                                                                  -------------

                                                          UNITS
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
December 2007 Dow Jones
Industrial Average Index Swap,
Terminating 12/14/07*
   (Notional Market Value
   $33,959,524)                                           2,444   $     726,554
                                                                  -------------
(TOTAL NOTIONAL MARKET VALUE $33,959,524)                         $     726,554
                                                                  =============

* Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2007

++ All or a portion of this security is pledged as equity index swap collateral at September 30, 2007.


--------------------------------------------------------------------------------

VARIABLE ANNUITY INVERSE DOW 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES
33.5%
Farmer Mac*
   4.57% due 10/23/07                              $  1,000,000   $     997,207
Federal Farm Credit Bank*
   4.58% due 10/02/07                                 2,000,000       1,999,746
Federal Home Loan Bank*
   4.50% due 10/03/07                                 1,000,000         999,750
Freddie Mac*
   4.57% due 10/24/07                                 2,000,000       1,994,160
                                                                  -------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $5,990,863)                                                  5,990,863
                                                                  -------------

REPURCHASE AGREEMENTS
64.5%
   Mizuho Financial Group, Inc.
     issued 09/28/07 at 3.96% due
     10/01/2007                                       2,139,231       2,139,231
   Lehman Brothers Holdings, Inc.
     issued 09/28/07 at 3.90% due
     10/01/2007+                                      5,113,711       5,113,711
   UBS Inc., issued 9/28/2007 at
     3.89% due 10/01/2007                             2,139,231       2,139,231
   Morgan Stanley issued
     09/28/07 at 3.80% due
     10/01/2007                                       2,139,230       2,139,230
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $11,531,403)                                                11,531,403
                                                                  -------------

TOTAL INVESTMENTS 98.0%
   (Cost $17,522,266)                                             $  17,522,266
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 2.0%                                             $     351,976
                                                                  -------------
NET ASSETS - 100.0%                                               $  17,874,242

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                      CONTRACTS            LOSS
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2007 Dow Jones
Industrial Average Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $3,844,775)                                     55   $     (34,706)
                                                                  -------------


                                                          UNITS
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
December 2007 Dow Jones
Industrial Average Index Swap,
Terminating 12/14/07**
   (Notional Market Value
   $32,043,400)                                           2,306   $    (605,116)
                                                                  -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

** Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

+ All or a portion of this security is pledged as equity index swap collateral at September 30, 2007.


--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 100.0%

CONSUMER DISCRETIONARY 19.8%
   Libbey, Inc.+                                         15,919   $     278,901
   Superior Industries
     International, Inc.+                                 7,233         156,884
   Monaco Coach Corp.                                     8,684         121,837
   La-Z-Boy, Inc.+                                       15,221         112,331
   PEP Boys-Manny Moe &
     Jack                                                 7,907         110,935
   Sonic Automotive, Inc.                                 4,621         110,627
   Standard Motor Products, Inc.                         10,541          99,085
   Fred's, Inc.                                           9,336          98,308
   Bassett Furniture Industries,
     Inc.                                                 8,524          88,479
   Ashworth, Inc.*                                       14,184          87,232
   Jo-Ann Stores, Inc.*                                   4,069          85,856
   Coachmen Industries, Inc.                             12,362          82,825
   Arctic Cat, Inc.+                                      4,990          81,636
   Fleetwood Enterprises, Inc.*+                          9,068          77,531
   Haverty Furniture Cos., Inc.                           8,772          76,930
   Landry's Restaurants, Inc.                             2,720          71,971
   Building Material Holding
     Corp.+                                               6,192          65,511
   Group 1 Automotive, Inc.+                              1,780          59,755
   O'Charleys, Inc.                                       3,548          53,788
   Jakks Pacific, Inc.*                                   1,910          51,016
   Cost Plus, Inc.*+                                     12,512          50,298
   M/I Homes, Inc.                                        3,490          48,476
   National Presto Industries,
     Inc.                                                   879          46,587
   Audiovox Corp. -- Class A*                             4,435          45,636
   Kellwood Co.                                           2,429          41,415
   Champion Enterprises, Inc.*+                           3,460          37,991
   Marcus Corp.                                           1,969          37,805
   Skyline Corp.                                          1,120          33,690
   Stein Mart, Inc.                                       3,842          29,238
   Radio One, Inc.*                                       7,810          29,131
   Standard-Pacific Corp.+                                5,043          27,686
   Ethan Allen Interiors, Inc.+                             760          24,844
TOTAL CONSUMER DISCRETIONARY                                          2,424,235
                                                                  -------------

INDUSTRIALS 17.9%
   Spherion Corp.*                                       20,267         167,405
   C&D Technologies, Inc.*+                              33,433         166,496
   Standard Register Co.                                 12,517         159,091
   Kaman Corp. -- Class A                                 3,304         114,186
   Briggs & Stratton Corp.+                               4,381         110,314
   A.O. Smith Corp.                                       2,198          96,448

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Mesa Air Group, Inc.*                                 17,774   $      78,917
   CDI Corp.+                                             2,717          75,750
   United Stationers, Inc.*                               1,361          75,563
   Lydall, Inc.*                                          7,698          71,438
   Arkansas Best Corp.+                                   2,157          70,448
   Angelica Corp.                                         3,509          69,162
   SkyWest, Inc.                                          2,677          67,380
   Frontier Airlines Holdings,
     Inc.*+                                              10,517          65,100
   Gibraltar Industries, Inc.                             3,420          63,270
   ABM Industries, Inc.                                   3,037          60,679
   Standex International Corp.+                           2,908          60,138
   Apogee Enterprises, Inc.                               2,230          57,846
   Barnes Group, Inc.+                                    1,770          56,498
   Wabash National Corp.+                                 4,810          54,305
   Shaw Group, Inc.*                                        890          51,709
   Applied Signal Technology,
     Inc.                                                 3,765          50,903
   URS Corp.*                                               860          48,547
   Mueller Industries, Inc.                               1,324          47,849
   Albany International Corp. --
     Class A                                              1,260          47,237
   Universal Forest Products,
     Inc.                                                 1,560          46,644
   Lennox International, Inc.                             1,270          42,926
   Bowne & Co., Inc.                                      2,332          38,851
   Tredegar Corp.                                         2,166          37,364
   Volt Information Sciences,
     Inc.*                                                1,586          27,977
TOTAL INDUSTRIALS                                                     2,180,441
                                                                  -------------

FINANCIALS 15.6%
   Stewart Information Services
     Corp.                                                4,231         144,996
   LandAmerica Financial
     Group, Inc.+                                         2,814         109,690
   Flagstar Bancorp, Inc.+                               10,361         100,813
   First Bancorp Puerto Rico+                             9,635          91,532
   National Retail Properties,
     Inc.+                                                3,393          82,721
   Dime Community
     Bancshares+                                          4,889          73,188
   Lexington Realty Trust                                 3,348          66,993
   Parkway Properties, Inc.                               1,486          65,592
   Senior Housing Properties
     Trust+                                               2,914          64,283
   Brookline Bancorp, Inc.+                               5,437          63,015
   LTC Properties, Inc.+                                  2,583          61,140
   First Commonwealth
     Financial Corp.+                                     5,061          55,975
   SWS Group, Inc.                                        3,125          55,281


--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Colonial Properties Trust+                             1,470   $      50,421
   Presidential Life Corp.                                2,883          48,896
   Community Bank System,
     Inc.                                                 2,461          48,039
   Susquehanna Bancshares, Inc.                           2,215          44,522
   South Financial Group, Inc.                            1,906          43,342
   Provident Bankshares Corp.+                            1,330          41,669
   LaBranche & Co., Inc.*                                 8,502          39,789
   First Financial Bancorp+                               2,980          38,084
   TrustCo Bank Corp.                                     3,402          37,184
   Inland Real Estate Corp.+                              2,379          36,851
   Selective Insurance Group,
     Inc.                                                 1,720          36,602
   Entertainment Properties
     Trust                                                  720          36,576
   Sterling Bancorp                                       2,598          36,372
   Kite Realty Group Trust                                1,910          35,908
   Sovran Self Storage, Inc.                                770          35,297
   Whitney Holding Corp.                                  1,293          34,109
   Piper Jaffray Cos., Inc.*                                595          31,892
   Bank Mutual Corp.                                      2,559          30,171
   Fremont General Corp.+                                 6,368          24,835
   Mid-America Apartment
     Communities, Inc.                                      490          24,427
   SCPIE Holdings Inc.*                                   1,073          23,874
   Medical Properties Trust Inc.                          1,750          23,310
   Central Pacific Financial
     Corp.                                                  785          22,922
   Safety Insurance Group, Inc.                             630          22,642
   Irwin Financial Corp.                                  1,950          21,489
TOTAL FINANCIALS                                                      1,904,442
                                                                  -------------

MATERIALS 13.9%
   Ryerson, Inc.+                                         7,051         237,901
   Penford Corp.                                          4,776         180,055
   Quaker Chemical Corp.                                  5,599         131,689
   PolyOne Corp.*                                        14,961         111,759
   Arch Chemicals, Inc.+                                  2,382         111,668
   Chesapeake Corp.                                      12,768         108,017
   A. Schulman, Inc.                                      5,433         107,193
   Georgia Gulf Corp.+                                    7,097          98,648
   Schweitzer-Mauduit
     International, Inc.                                  3,860          89,938
   Rock-Tenn Co. -- Class A                               2,614          75,545
   Omnova Solutions, Inc.*                               12,655          73,146
   Quanex Corp.                                           1,331          62,530
   Buckeye Technologies, Inc.*                            3,535          53,520
   Caraustar Industries, Inc.*                            9,881          44,069
   Tronox, Inc.                                           4,809          43,425
   Wausau Paper Corp.                                     3,761          41,935
   Neenah Paper, Inc.                                     1,219          40,337

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   A.M. Castle & Co.                                      1,235   $      40,261
   Material Sciences Corp.*                               3,776          40,101
TOTAL MATERIALS                                                       1,691,737
                                                                  -------------

INFORMATION TECHNOLOGY 10.2%
   MIVA, Inc.*+                                          36,790         173,649
   Anixter International, Inc.*+                          1,612         132,910
   Agilysys, Inc.                                         7,659         129,437
   Insight Enterprises, Inc.*                             4,280         110,467
   Bell Microproducts, Inc.*+                            15,679          97,524
   United Online, Inc.+                                   5,831          87,523
   Ciber, Inc.*                                          10,664          83,286
   Methode Electronics, Inc. --
     Class A                                              5,367          80,773
   Brightpoint, Inc.*                                     5,297          79,508
   Startek, Inc.                                          7,594          76,927
   Park Electrochemical Corp.+                            1,740          58,429
   Adaptec, Inc.*                                        11,343          43,330
   Tollgrade Communications,
     Inc.*                                                4,125          41,745
   Photronics, Inc.*+                                     2,478          28,274
   CTS Corp.                                              2,190          28,251
TOTAL INFORMATION TECHNOLOGY                                          1,252,033
                                                                  -------------

UTILITIES 10.1%
   Central Vermont Public
     Service Corp.                                        6,281         229,508
   Atmos Energy Corp.+                                    3,993         113,082
   Cleco Corp.+                                           4,025         101,712
   Laclede Group, Inc.                                    3,108         100,326
   CH Energy Group, Inc.                                  1,956          93,497
   Avista Corp.                                           3,550          72,242
   Northwest Natural Gas Co.+                             1,496          68,367
   Unisource Energy Corp.                                 2,154          64,383
   New Jersey Resources Corp.+                            1,251          62,037
   UGI Corp.                                              2,380          61,832
   UIL Holding Corp.                                      1,915          60,323
   Allete, Inc.+                                          1,183          52,951
   Southwest Gas Corp.                                    1,868          52,846
   Piedmont Natural Gas Co.+                              2,104          52,789
   South Jersey Industries, Inc.                          1,331          46,319
TOTAL UTILITIES                                                       1,232,214
                                                                  -------------

CONSUMER STAPLES 6.7%
   Nash Finch Co.+                                        7,445         296,534
   Performance Food Group
     Co.*                                                 4,330         130,463
   Longs Drug Stores Corp.                                2,344         116,426
   Lance, Inc.                                            3,245          74,700
   Spartan Stores, Inc.                                   2,750          61,958


--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Casey's General Stores, Inc.                           2,040   $      56,508
   Alliance One International,
     Inc.*                                                8,531          55,793
   Spectrum Brands, Inc.*+                                5,376          31,181
TOTAL CONSUMER STAPLES                                                  823,563
                                                                  -------------

HEALTH CARE 5.8%
   Owens & Minor, Inc.                                    3,229         122,993
   Theragenics Corp.*                                    24,883         111,725
   RehabCare Group, Inc.*                                 6,289         110,623
   Datascope Corp.                                        2,325          78,608
   Invacare Corp.+                                        3,327          77,785
   Res-Care, Inc.*                                        2,430          55,501
   Medcath Corp.*+                                        2,000          54,920
   Alpharma, Inc. -- Class A+                             2,320          49,555
   Gentiva Health Services,
     Inc.*                                                2,227          42,781
TOTAL HEALTH CARE                                                       704,491
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $10,803,696)                                                12,213,156
                                                                  -------------
REPURCHASE AGREEMENTS
0.6%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90% due
   10/01/07                                        $     69,538          69,538
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $69,538)                                                        69,538
                                                                  -------------

SECURITIES LENDING COLLATERAL 23.0%
Investment in Securities Lending Short
Term
   Investment Portfolio held by
   U.S. Bank                                          2,814,748       2,814,748
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,814,748)                                                  2,814,748
                                                                  -------------

TOTAL INVESTMENTS 123.6%
   (Cost $13,687,982)                                             $  15,097,442
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (23.6)%                                               $  (2,885,213)
                                                                  -------------
NET ASSETS - 100.0%                                               $  12,212,229

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007


--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.5%

UTILITIES 22.2%
   Energy East Corp.                                     15,174   $     410,457
   Black Hills Corp.+                                     8,503         348,793
   Puget Energy, Inc.                                    12,818         313,657
   Pepco Holdings, Inc.                                  11,454         310,174
   WGL Holdings, Inc.                                     8,410         285,015
   Northeast Utilities+                                   9,737         278,186
   Oneok, Inc.                                            5,666         268,568
   SCANA Corp.                                            6,641         257,272
   Great Plains Energy, Inc.+                             8,266         238,144
   Vectren Corp.+                                         8,489         231,665
   AGL Resources, Inc.                                    5,497         217,791
   Westar Energy, Inc.                                    8,045         197,585
   Hawaiian Electric Industries,
     Inc.                                                 8,979         194,934
   National Fuel Gas Co.+                                 3,981         186,351
   OGE Energy Corp.+                                      5,422         179,468
   Alliant Energy Corp.+                                  4,217         161,595
   PNM Resources, Inc.+                                   5,861         136,444
   IDACORP, Inc.                                          4,101         134,267
   NSTAR                                                  3,492         121,557
   Wisconsin Energy Corp.                                 2,350         105,821
   DPL, Inc.+                                             3,532          92,750
   Sierra Pacific Resources                               5,328          83,809
TOTAL UTILITIES                                                       4,754,303
                                                                  -------------

FINANCIALS 16.7%
   First American Corp.+                                  7,159         262,163
   Unitrin, Inc.                                          4,471         221,717
   Old Republic International
     Corp.                                               11,121         208,407
   Potlatch Corp.+                                        4,582         206,327
   Mercury General Corp.                                  3,279         176,836
   Equity One, Inc.+                                      6,079         165,349
   First Niagara Financial
     Group, Inc.+                                        11,560         163,574
   Washington Federal, Inc.+                              6,181         162,313
   Horace Mann Educators Corp.                            7,567         149,146
   Hospitality Properties Trust+                          3,376         137,234
   Rayonier, Inc.+                                        2,811         135,040
   American Financial Group,
     Inc.                                                 4,602         131,249
   FirstMerit Corp.+                                      6,529         129,013
   Nationwide Health Properties,
     Inc.+                                                4,035         121,575
   Protective Life Corp.                                  2,841         120,572

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Fidelity National Financial,
     Inc. -- Class A+                                     6,790   $     118,689
   Liberty Property Trust                                 2,666         107,200
   Cousins Properties, Inc.+                              3,643         106,958
   Associated Banc-Corp.                                  3,582         106,135
   Mack-Cali Realty Corp.                                 2,577         105,915
   Highwoods Properties, Inc.+                            2,885         105,793
   Webster Financial Corp.                                1,929          81,249
   Duke Realty Corp.                                      2,270          76,749
   AmeriCredit Corp.*+                                    4,022          70,707
   Weingarten Realty Investors+                           1,697          70,358
   Colonial BancGroup, Inc.+                              3,213          69,465
   Astoria Financial Corp.+                               2,596          68,872
TOTAL FINANCIALS                                                      3,578,605
                                                                  -------------
MATERIALS 16.0%
   Lyondell Chemical Co.                                 15,978         740,580
   Olin Corp.+                                           19,271         431,285
   Worthington Industries, Inc.+                         13,699         322,749
   Ferro Corp.                                           13,275         265,235
   Packaging Corporation of
     America+                                             8,006         232,735
   Bowater, Inc.+                                        15,583         232,498
   Chemtura Corp.                                        22,318         198,407
   RPM International, Inc.+                               8,281         198,330
   Louisiana-Pacific Corp.                               10,927         185,431
   Lubrizol Corp.                                         2,786         181,257
   Sensient Technologies Corp.                            5,752         166,060
   Cytec Industries, Inc.                                 2,059         140,815
   Sonoco Products Co.                                    2,391          72,160
   Cabot Corp.                                            1,564          55,569
TOTAL MATERIALS                                                       3,423,111
                                                                  -------------

CONSUMER DISCRETIONARY 14.7%
   Lear Corp.*+                                          15,243         489,300
   Modine Manufacturing Co.                              13,675         364,029
   Furniture Brands
     International, Inc.+                                28,245         286,404
   Tupperware Brands Corp.                                8,768         276,104
   American Greetings Corp. --
     Class A                                              7,658         202,171
   ArvinMeritor, Inc.+                                   11,689         196,609
   Belo Corp. -- Class A                                 10,470         181,759
   Scholastic Corp.*                                      5,012         174,718
   BorgWarner, Inc.+                                      1,903         174,182
   Media General, Inc.                                    5,105         140,439
   Borders Group, Inc.+                                  10,408         138,739
   Bob Evans Farms, Inc.                                  3,981         120,147
   Saks, Inc.                                             6,635         113,790
   Callaway Golf Co.+                                     6,593         105,554
   Foot Locker, Inc.                                      6,319          96,870


--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Lee Enterprises, Inc.                                  5,521   $      85,962
TOTAL CONSUMER DISCRETIONARY                                          3,146,777
                                                                  -------------

INDUSTRIALS 12.4%
   Avis Budget Group, Inc.*                              23,637         541,051
   Timken Co.+                                            8,998         334,276
   Deluxe Corp.+                                          8,396         309,309
   YRC Worldwide, Inc.*+                                  9,796         267,627
   Kelly Services, Inc.+                                 10,006         198,219
   United Rentals, Inc.*                                  5,077         163,327
   Sequa Corp. -- Class A*                                  917         152,020
   Alexander & Baldwin, Inc.+                             2,703         135,501
   Werner Enterprises, Inc.+                              7,138         122,417
   Con-way, Inc.                                          2,276         104,696
   Kennametal, Inc.                                       1,241         104,219
   Manpower, Inc.+                                        1,324          85,199
   Pentair, Inc.+                                         2,349          77,940
   Alaska Air Group, Inc.*                                1,849          42,693
TOTAL INDUSTRIALS                                                     2,638,494
                                                                  -------------

INFORMATION TECHNOLOGY 7.6%
   Avnet, Inc.*                                          10,869         433,238
   Ingram Micro, Inc. -- Class
     A*                                                  12,523         245,576
   Arrow Electronics, Inc.*                               5,437         231,181
   Vishay Intertechnology, Inc.*                         15,752         205,249
   Tech Data Corp.*+                                      4,846         194,422
   Andrew Corp.*                                         11,133         154,192
   KEMET Corp.*                                          12,103          88,957
   Fairchild Semiconductor
     International, Inc.*                                 3,853          71,974
TOTAL INFORMATION TECHNOLOGY                                          1,624,789
                                                                  -------------

CONSUMER STAPLES 7.6%
   Universal Corp.+                                       7,483         366,293
   Smithfield Foods, Inc.*                                9,202         289,863
   Ruddick Corp.+                                         8,224         275,833
   PepsiAmericas, Inc.                                    6,718         217,932
   BJ's Wholesale Club, Inc.*                             5,596         185,563
   J.M. Smucker Co.+                                      2,703         144,394
   Lancaster Colony Corp.                                 3,648         139,244
TOTAL CONSUMER STAPLES                                                1,619,122
                                                                  -------------

ENERGY 1.8%
   Overseas Shipholding Group,
     Inc.+                                                3,033         233,026
   Forest Oil Corp.*+                                     3,382         145,561
TOTAL ENERGY                                                            378,587
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 0.5%
Telephone & Data Systems,
   Inc.                                                   1,481   $      98,857
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                         98,857
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $18,373,259)                                                21,262,645
                                                                  -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.5%
Collateralized by U.S. Treasury
   Obligations

Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90% due
   10/01/07                                          $  112,252         112,252
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $112,252)                                                      112,252
                                                                  -------------

SECURITIES LENDING COLLATERAL 27.1%
Investment in Securities Lending Short
Term
   Investment Portfolio held by
     U.S. Bank                                        5,790,139       5,790,139
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,790,139)                                                     5,790,139
                                                                  -------------

TOTAL INVESTMENTS 127.1%
   (Cost $24,275,650)                                             $  27,165,036
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (27.1)%                                               $  (5,789,236)
                                                                  -------------
NET ASSETS - 100.0%                                               $  21,375,800

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007.


--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.5%

FINANCIALS 21.1%
   Fannie Mae                                            10,084   $     613,208
   XL Capital Ltd.+                                       4,927         390,218
   UnumProvident Corp.+                                  14,545         355,916
   Washington Mutual, Inc.+                               7,411         261,682
   Cincinnati Financial Corp.                             6,021         260,770
   ACE Ltd.                                               4,284         259,482
   Travelers Cos, Inc.                                    4,897         246,515
   J.P. Morgan Chase & Co.                                4,914         225,160
   Allstate Corp.                                         3,799         217,265
   Wachovia Corp.+                                        4,127         206,969
   Hartford Financial Services
     Group, Inc.                                          2,227         206,109
   First Horizon National
     Corp.+                                               7,726         205,975
   National City Corp.+                                   8,011         200,996
   Regions Financial Corp.                                6,565         193,536
   Lincoln National Corp.                                 2,904         191,577
   Comerica, Inc.+                                        3,720         190,762
   Citigroup, Inc.                                        3,826         178,559
   Bank of America Corp.                                  3,532         177,554
   KeyCorp+                                               5,489         177,459
   Plum Creek Timber Co.,
     Inc. (REIT)                                          3,961         177,294
   Genworth Financial, Inc. --
     Class A                                              5,224         160,534
   BB&T Corp.                                             3,929         158,692
   SAFECO Corp.+                                          2,545         155,805
   PNC Financial Services
     Group, Inc.                                          2,223         151,386
   Chubb Corp.                                            2,682         143,862
   Huntington Bancshares,
     Inc.+                                                8,451         143,498
   CIT Group, Inc.                                        3,465         139,293
   Apartment Investment &
     Management Co. -- Class
     A+                                                   3,045         137,421
   Fifth Third Bancorp+                                   4,020         136,198
   SunTrust Banks, Inc.                                   1,701         128,715
   U.S. Bancorp                                           3,940         128,168
   Boston Properties, Inc.+                               1,150         119,485
   Wells Fargo & Co.                                      3,051         108,677
   Bear Stearns Cos., Inc.+                                 587          72,089
Total Financials                                                      6,820,829
                                                                  -------------

UTILITIES 19.6%
   Integrys Energy Group, Inc.                           10,358         530,640
   DTE Energy Co.+                                        8,447         409,173
   Progress Energy, Inc.+                                 7,498         351,281

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Xcel Energy, Inc.                                     15,343   $     330,488
   NiSource, Inc.+                                       16,420         314,279
   Consolidated Edison, Inc.                              6,734         311,784
   CenterPoint Energy, Inc.+                             18,639         298,783
   Pinnacle West Capital Corp.                            7,228         285,578
   Dynegy Inc.*                                          29,167         269,503
   Ameren Corp.                                           5,111         268,328
   Public Service Enterprise
     Group, Inc.                                          3,041         267,578
   Nicor, Inc.+                                           5,857         251,265
   CMS Energy Corp.                                      14,725         247,675
   TECO Energy, Inc.+                                    14,730         242,014
   American Electric Power
     Co., Inc.                                            5,220         240,538
   Duke Energy Corp.+                                    12,645         236,335
   Southern Co.+                                          6,299         228,528
   FirstEnergy Corp.                                      3,582         226,884
   Dominion Resources, Inc.                               2,492         210,076
   PG&E Corp.                                             3,913         187,041
   Sempra Energy                                          3,049         177,208
   PPL Corp.                                              3,287         152,188
   Entergy Corp.                                          1,352         146,408
   FPL Group, Inc.+                                       2,397         145,929
Total Utilities                                                       6,329,504
                                                                  -------------

CONSUMER DISCRETIONARY 15.9%
   Ford Motor Co.*+                                     100,801         855,801
   General Motors Corp.+                                 13,612         499,560
   CBS Corp.                                              9,592         302,148
   AutoNation, Inc.*+                                    16,886         299,220
   Whirlpool Corp.                                        3,174         282,803
   Johnson Controls, Inc.                                 2,357         278,385
   Dillard's, Inc. -- Class A+                           12,069         263,466
   Eastman Kodak Co.+                                     8,838         236,505
   Goodyear Tire & Rubber
     Co.*+                                                6,988         212,505
   Brunswick Corp.+                                       9,077         207,500
   Leggett & Platt, Inc.+                                 9,633         184,568
   Dow Jones & Co., Inc.+                                 3,050         182,085
   Genuine Parts Co.                                      3,040         152,000
   OfficeMax, Inc.                                        4,349         149,040
   Wyndham Worldwide Corp.                                4,400         144,144
   Tribune Co.                                            5,084         138,895
   New York Times Co. --
     Class A+                                             6,046         119,469
   Jones Apparel Group, Inc.+                             4,970         105,016
   Newell Rubbermaid, Inc.                                3,528         101,677
   Time Warner, Inc.                                      5,532         101,568
   Stanley Works+                                         1,800         101,034
   Gannett Co., Inc.                                      1,890          82,593
   Macy's, Inc.                                           2,399          77,536


--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Circuit City Stores, Inc.+                             7,127   $      56,375
Total Consumer Discretionary                                          5,133,893
                                                                  -------------

MATERIALS 9.7%
   Temple-Inland, Inc.+                                   6,495         341,832
   Dow Chemical Co.                                       6,521         280,794
   MeadWestvaco Corp.                                     9,355         276,253
   Weyerhaeuser Co.                                       3,773         272,788
   Eastman Chemical Co.+                                  4,062         271,057
   Ashland, Inc.+                                         4,339         261,251
   Alcoa, Inc.                                            6,288         245,987
   Freeport-McMoRan Copper
     & Gold, Inc. -- Class B                              2,204         231,178
   International Paper Co.+                               5,762         206,683
   PPG Industries, Inc.+                                  2,433         183,813
   United States Steel Corp.                              1,732         183,488
   Air Products & Chemicals,
     Inc.                                                 1,690         165,214
   Bemis Co.                                              3,473         101,099
   Rohm & Haas Co.                                        1,745          97,144
Total Materials                                                       3,118,581
                                                                  -------------

CONSUMER STAPLES 8.9%
   SUPERVALU, Inc.                                       12,597         491,409
   Tyson Foods, Inc. -- Class
     A                                                   22,654         404,374
   Molson Coors Brewing Co.
     -- Class B                                           3,598         358,613
   Kroger Co.                                            10,229         291,731
   Coca-Cola Enterprises, Inc.                           11,395         275,987
   Sara Lee Corp.                                        15,389         256,842
   Safeway, Inc.                                          5,823         192,800
   ConAgra Foods, Inc.                                    7,222         188,711
   Costco Wholesale Corp.                                 2,722         167,049
   Kraft Foods, Inc.                                      4,180         144,252
   Reynolds American, Inc.                                1,865         118,595
Total Consumer Staples                                                2,890,363
                                                                  -------------

TELECOMMUNICATION SERVICES 8.2%
   Embarq Corp.                                          11,208         623,165
   Verizon Communications,
     Inc.                                                 9,690         429,073
   Windstream Corp.+                                     26,529         374,590
   Citizens Communications
     Co.+                                                19,909         285,097
   Alltel Corp.                                           3,860         268,965
   AT&T, Inc.                                             6,249         264,395
   Sprint Nextel Corp.+                                  13,040         247,760
   CenturyTel, Inc.                                       3,101         143,328
Total Telecommunication Services                                      2,636,373
                                                                  -------------

INDUSTRIALS 6.9%
   Cummins, Inc.                                          3,290         420,758
   RR Donnelley & Sons Co.+                               7,427         271,531
   Ryder System, Inc.                                     5,414         265,286

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Northrop Grumman Corp.                                 3,286   $     256,308
   Paccar, Inc.                                           2,050         174,762
   Allied Waste Industries,
     Inc.*+                                              12,585         160,459
   Masco Corp.+                                           6,197         143,584
   Goodrich Corp.                                         2,090         142,601
   Raytheon Co.+                                          2,196         140,149
   Union Pacific Corp.                                    1,217         137,594
   Waste Management, Inc.                                 2,738         103,332
Total Industrials                                                     2,216,364
                                                                  -------------

HEALTH CARE 3.6%
   AmerisourceBergen Corp.                                7,420         336,349
   McKesson Corp.                                         5,144         302,416
   Medco Health Solutions,
     Inc.*                                                2,080         188,011
   Bristol-Myers Squibb Co.                               4,499         129,661
   Bausch & Lomb, Inc.                                    1,720         110,080
   Tenet Healthcare Corp.*+                              28,646          96,250
Total Health Care                                                     1,162,767
                                                                  -------------

ENERGY 3.0%
   ConocoPhillips                                         4,718         414,099
   Marathon Oil Corp.                                     4,868         277,573
   Hess Corp.                                             4,010         266,785
Total Energy                                                            958,457
                                                                  -------------

INFORMATION TECHNOLOGY 2.6%
   Solectron Corp.*                                     100,560         392,184
   Computer Sciences Corp.*                               3,568         199,451
   Unisys Corp.*                                         14,583          96,540
   Micron Technology, Inc.*+                              7,042          78,166
   Electronic Data Systems
     Corp.                                                3,326          72,640
Total Information Technology                                            838,981
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $26,542,272)                                                32,106,112
                                                                  -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.5%
Collateralized by U.S. Treasury
Obligations
   Lehman Brothers Holdings,
     Inc. issued 09/28/07 at
     3.90% due 10/01/07                            $    164,723   $     164,723
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $164,723)                                                      164,723
                                                                  -------------

SECURITIES LENDING COLLATERAL 21.1%
Investment in Securities Lending Short
Term
   Investment Portfolio held by
     U.S. Bank                                        6,820,939       6,820,939


--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                  --------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $6,820,939)                                                  6,820,939
                                                                  -------------
TOTAL INVESTMENTS 121.1%
   (Cost $33,527,934)                                             $  39,091,775
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (21.1)%                                               $  (6,819,139)
                                                                  -------------
NET ASSETS - 100.0%                                               $  32,272,635

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007


--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.4%

CONSUMER DISCRETIONARY 23.5%
   PetMed Express, Inc.*                                 21,115   $     295,821
   Coinstar, Inc.*+                                       9,015         290,013
   Pre-Paid Legal Services, Inc.*                         5,179         287,227
   Fossil, Inc.*+                                         6,945         259,465
   LKQ Corp.*+                                            6,570         228,702
   Drew Industries, Inc.*+                                5,312         216,092
   CROCS, Inc.*+                                          3,090         207,803
   Deckers Outdoor Corp.*                                 1,890         207,522
   Multimedia Games, Inc.*+                              24,043         204,846
   Stage Stores, Inc.                                    10,692         194,915
   Tractor Supply Co.*                                    4,213         194,177
   Monarch Casino & Resort,
     Inc.*                                                6,581         187,229
   Guitar Center, Inc.*+                                  3,055         181,162
   Sonic Corp.*                                           7,561         176,927
   Jos. A. Bank Clothiers,
     Inc.*+                                               5,147         172,013
   Panera Bread Co. -- Class
     A*+                                                  4,155         169,524
   P.F. Chang's China Bistro,
     Inc.*+                                               5,705         168,868
   K-Swiss, Inc. -- Class A                               7,180         164,494
   Bright Horizons Family
     Solutions, Inc.*+                                    3,570         152,939
   Pool Corp.+                                            5,772         144,185
   Christopher & Banks Corp.+                            11,892         144,131
   Shuffle Master, Inc.*+                                 9,264         138,497
   Winnebago Industries, Inc.+                            5,681         135,662
   Papa John's International,
     Inc.*                                                5,525         135,031
   Hibbett Sports Inc.*+                                  5,176         128,365
   Quiksilver, Inc.*                                      8,924         127,613
   Jack in the Box, Inc.*                                 1,968         127,605
   HOT Topic, Inc.*                                      16,387         122,247
   Nautilus, Inc.+                                       15,255         121,582
   CEC Entertainment, Inc.*                               3,830         102,912
   Gymboree Corp.*+                                       2,895         102,020
   Dress Barn, Inc.*                                      4,432          75,388
   Meritage Homes Corp.*+                                 5,248          74,102
   Tween Brands, Inc.*+                                   2,144          70,409
   Children's Place Retail Stores,
     Inc.*+                                               1,833          44,505
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          5,753,993

HEALTH CARE 23.0%
   Possis Medical, Inc.*                                 22,907         310,390

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Integra LifeSciences Holdings
     Corp.*+                                              6,357   $     308,823
   Healthways, Inc.*+                                     4,995         269,580
   SurModics, Inc.*+                                      5,318         260,635
   Sierra Health Services, Inc.*                          5,494         231,792
   Immucor, Inc.*+                                        6,416         229,372
   PharmaNet Development
     Group, Inc.*+                                        7,769         225,534
   Dionex Corp.*                                          2,697         214,304
   HealthExtras, Inc.*                                    7,673         213,540
   PolyMedica Corp.                                       4,055         212,969
   Sunrise Senior Living, Inc.*                           5,845         206,738
   AMN Healthcare Services,
     Inc.*                                               10,243         191,851
   Hologic, Inc.*+                                        3,113         189,893
   Bradley Pharmaceuticals,
     Inc.*                                               10,170         185,094
   Cooper Cos., Inc.                                      3,510         183,994
   Amedisys, Inc.*+                                       4,764         183,033
   Pediatrix Medical Group,
     Inc.*                                                2,698         176,503
   Idexx Laboratories, Inc.*                              1,572         172,275
   Respironics, Inc.*                                     3,563         171,131
   ArthroCare Corp.*+                                     2,872         160,516
   AmSurg Corp.*                                          6,937         160,037
   Mentor Corp.+                                          3,272         150,676
   Greatbatch, Inc.*+                                     5,590         148,638
   Sciele Pharma, Inc.*+                                  5,329         138,661
   American Medical Systems
     Holdings, Inc.*+                                     7,918         134,210
   Kensey Nash Corp.*+                                    5,112         133,474
   Merit Medical Systems,
     Inc.*+                                               9,111         118,261
   BioLase Technology, Inc.*+                            16,936         115,842
   Odyssey HealthCare, Inc.*                             11,367         109,237
   ICU Medical, Inc.*+                                    2,466          95,557
   Noven Pharmaceuticals, Inc.*                           2,855          45,480
                                                                  -------------
TOTAL HEALTH CARE                                                     5,648,040

INFORMATION TECHNOLOGY 22.2%
   Flir Systems, Inc.*+                                   8,675         480,497
   Bankrate, Inc.*+                                       7,328         337,967
   Itron, Inc.*+                                          3,610         335,983
   j2 Global Communications,
     Inc.*+                                              10,122         331,293
   EPIQ Systems, Inc.*                                   16,093         302,870
   Netgear, Inc.*                                         8,341         253,733
   Factset Research Systems,
     Inc.+                                                3,663         251,099
   Trimble Navigation Ltd.*                               6,345         248,788
   Ansys, Inc.*+                                          7,184         245,477


--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Synaptics, Inc.*                                       4,991   $     238,370
   AMIS Holdings, Inc.*                                  23,639         229,535
   Websense, Inc.*                                       11,485         226,599
   Comtech
     Telecommunications
     Corp.*+                                              3,974         212,569
   Blackbaud, Inc.                                        7,890         199,144
   Tyler Technologies, Inc.*+                            14,520         193,842
   Cabot Microelectronics
     Corp.*                                               3,887         166,169
   Scansource, Inc.*+                                     5,844         164,275
   Quality Systems, Inc.+                                 4,089         149,780
   Take-Two Interactive
     Software, Inc.*+                                     8,500         145,180
   CACI International, Inc. --
     Class A*+                                            2,816         143,870
   Mantech International Corp.
     -- Class A*                                          3,979         143,164
   Diodes, Inc.*                                          4,144         133,022
   Micros Systems, Inc.*+                                 1,750         113,873
   Manhattan Associates, Inc.*                            3,843         105,337
   Daktronics, Inc.+                                      3,647          99,271
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          5,451,707

ENERGY 9.6%
   W-H Energy Services, Inc.*                             3,710         273,613
   Stone Energy Corp.*                                    6,112         244,541
   St. Mary Land & Exploration
     Co.+                                                 6,261         223,330
   Hornbeck Offshore Services,
     Inc.*                                                5,983         219,576
   CARBO Ceramics, Inc.+                                  3,918         198,760
   Petroleum Development
     Corp.*+                                              4,310         191,149
   Helix Energy Solutions
     Group, Inc.*+                                        4,455         189,159
   Oceaneering International,
     Inc.*                                                2,483         188,211
   Penn Virginia Corp.                                    4,082         179,526
   Unit Corp.*                                            3,699         179,032
   Swift Energy Co.*+                                     3,374         138,064
   Cabot Oil & Gas Corp.                                  3,835         134,839
                                                                  -------------
TOTAL ENERGY                                                          2,359,800

FINANCIALS 9.3%
   optionsXpress Holdings, Inc.                          12,260         320,476
   Portfolio Recovery
     Associates, Inc.+                                    5,415         287,374
   Infinity Property & Casualty
     Corp.                                                5,813         233,799
   Rewards Network, Inc.*                                38,626         187,336

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Hilb Rogal & Hobbs Co.                                 3,579   $     155,078
   UCBH Holdings, Inc.+                                   7,438         130,016
   Philadelphia Consolidated
     Holding Corp.*                                       3,066         126,749
   Nara Bancorp, Inc.                                     7,802         121,867
   Wilshire Bancorp, Inc.                                10,902         119,595
   World Acceptance Corp.*                                3,536         116,971
   PrivateBancorp, Inc.+                                  3,333         116,122
   East-West Bancorp, Inc.                                2,674          96,157
   Investment Technology
     Group, Inc.*                                         2,217          95,287
   Cascade Bancorp.+                                      4,051          90,175
   Franklin Bank Corp.*                                   8,259          75,983
                                                                  -------------
TOTAL FINANCIALS                                                      2,272,985

INDUSTRIALS 8.3%
   Ceradyne, Inc.*+                                       3,906         295,840
   Curtiss-Wright Corp.                                   4,570         217,075
   Landstar System, Inc.+                                 4,283         179,757
   Toro Co.                                               2,915         171,489
   Waste Connections, Inc.*+                              5,391         171,218
   Simpson Manufacturing Co.,
     Inc.+                                                4,791         152,593
   Knight Transportation, Inc.+                           8,695         149,641
   ASV, Inc.*+                                            9,572         134,295
   Manitowoc Co., Inc.                                    2,870         127,084
   Heartland Express, Inc.+                               8,895         127,021
   Forward Air Corp.+                                     4,005         119,269
   Kirby Corp.*+                                          2,441         107,746
   Mobile Mini, Inc.*                                     3,460          83,594
                                                                  -------------
TOTAL INDUSTRIALS                                                     2,036,622

CONSUMER STAPLES 2.3%
   Sanderson Farms, Inc.+                                 6,260         260,854
   USANA Health Sciences,
     Inc.*+                                               4,636         202,825
   United Natural Foods, Inc.*+                           3,770         102,620
                                                                  -------------
TOTAL CONSUMER STAPLES                                                  566,299

MATERIALS 0.7%
   Headwaters, Inc.*+                                    11,771         175,152
                                                                  -------------
TOTAL MATERIALS                                                         175,152


--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 0.5%
   General Communication, Inc.
     -- Class A*                                         10,118   $     122,832
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        122,832

TOTAL COMMON STOCKS
   (Cost $21,262,395)                                                24,387,430
                                                                  -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.2%
Collateralized by U.S. Treasury
   Obligations
Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90% due
   10/01/07                                       $      58,447          58,447
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $58,447)                                                        58,447
                                                                  -------------

SECURITIES LENDING COLLATERAL 25.8%
Investment in Securities Lending Short
Term
   Investment Portfolio held by
   U.S. Bank                                          6,315,486       6,315,486
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,315,486)                                                     6,315,486
                                                                  -------------

TOTAL INVESTMENTS 125.4%
   (Cost $27,636,328)                                                30,761,363
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (25.4)%                                                  (6,238,004)
                                                                  -------------
NET ASSETS - 100.0%                                               $  24,523,359
                                                                  -------------

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007.


--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.1%

CONSUMER DISCRETIONARY 29.9%
   GameStop Corp. -- Class A*                            13,225   $     745,229
   ITT Educational Services,
     Inc.*                                                4,979         605,894
   Corinthian Colleges, Inc.*+                           35,077         558,075
   Strayer Education, Inc.+                               3,273         551,926
   Career Education Corp.*                               16,892         472,807
   Aeropostale, Inc.*+                                   22,949         437,408
   Thor Industries, Inc.+                                 8,075         363,294
   Dollar Tree Stores, Inc.*+                             8,748         354,644
   Dick's Sporting Goods, Inc.*+                          5,164         346,763
   Scientific Games Corp. --
     Class A*                                             9,118         342,837
   NVR, Inc.*+                                              682         320,710
   Petsmart, Inc.+                                        9,632         307,261
   Urban Outfitters, Inc.*                               13,785         300,513
   Matthews International Corp.
     -- Class A                                           6,740         295,212
   Chico's FAS, Inc.*                                    20,807         292,338
   Advance Auto Parts, Inc.                               8,708         292,240
   Applebee's International,
     Inc.+                                               11,740         292,091
   Williams-Sonoma, Inc.+                                 8,890         289,992
   John Wiley & Sons, Inc. --
     Class A                                              6,333         284,542
   Ross Stores, Inc.+                                    10,378         266,092
   99 Cents Only Stores*                                 24,688         253,546
   Cheesecake Factory, Inc.*+                            10,381         243,642
   Pacific Sunwear of California,
     Inc.*+                                              16,203         239,804
   O'Reilly Automotive, Inc.*+                            7,175         239,717
   Brinker International, Inc.                            8,315         228,164
   Toll Brothers, Inc.*+                                 10,837         216,632
   Catalina Marketing Corp.*                              6,538         211,766
   DeVry, Inc.                                            5,158         190,898
   American Eagle Outfitters,
     Inc.                                                 7,157         188,301
   International Speedway Corp.
     -- Class A                                           3,986         182,798
   Timberland Co. -- Class A*+                            9,393         178,091
   Entercom Communications
     Corp.+                                               8,648         167,166
   Ryland Group, Inc.+                                    7,110         152,367
   Ruby Tuesday, Inc.                                     8,134         149,177
   Hovnanian Enterprises, Inc.
     -- Class A*+                                        12,950         143,615

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Valassis Communications,
     Inc.*+                                              14,503   $     129,367
   Harte-Hanks, Inc.                                      5,871         115,541
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                         10,950,460

HEALTH CARE 19.8%
   Cytyc Corp.*                                          14,426         687,399
   Gen-Probe, Inc.*                                       9,028         601,084
   Endo Pharmaceuticals
     Holdings, Inc.*                                     13,990         433,830
   Par Pharmaceutical Cos.,
     Inc.*                                               22,308         414,036
   Ventana Medical Systems,
     Inc.*                                                4,190         359,963
   Community Health Systems,
     Inc.*+                                              11,369         357,441
   Invitrogen Corp.*+                                     4,234         346,045
   Cephalon, Inc.*+                                       4,731         345,647
   Apria Healthcare Group,
     Inc.*+                                              13,197         343,254
   Lincare Holdings, Inc.*                                8,946         327,871
   Techne Corp.*+                                         4,931         311,047
   DENTSPLY International,
     Inc.                                                 7,152         297,809
   ResMed, Inc.*                                          6,724         288,258
   Pharmaceutical Product
     Development, Inc.                                    7,789         276,042
   Cerner Corp.*+                                         4,476         267,710
   Henry Schein, Inc.*                                    4,379         266,418
   Universal Health Services,
     Inc. -- Class B                                      4,529         246,468
   Sepracor, Inc.*                                        8,477         233,118
   Medicis Pharmaceutical Corp.
     -- Class A+                                          6,674         203,624
   Health Management
     Associates, Inc. -- Class
     A                                                   28,734         199,414
   Affymetrix, Inc.*                                      6,350         161,100
   Covance, Inc.*+                                        2,056         160,162
   Edwards Lifesciences
     Corp.*+                                              2,664         131,362
                                                                  -------------
TOTAL HEALTH CARE                                                     7,259,102

INFORMATION TECHNOLOGY 13.9%
   DST Systems, Inc.*                                     6,352         545,065
   Western Digital Corp.*                                21,073         533,568
   Silicon Laboratories, Inc.*                           11,751         490,722
   Cree, Inc.*+                                          12,725         395,747
   CDW Corp.*                                             3,832         334,150
   Plantronics, Inc.+                                    11,500         328,325


--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Alliance Data Systems Corp.*+                          4,095      $  317,117
   McAfee, Inc.*                                          8,501         296,430
   Amphenol Corp. -- Class A+                             6,875         273,350
   Global Payments, Inc.                                  6,095         269,521
   SRA International, Inc. --
     Class A*                                             8,482         238,175
   Jack Henry & Associates, Inc.                          8,545         220,974
   Macrovision Corp.*+                                    8,852         218,025
   Fair Isaac Corp.+                                      4,725         170,620
   Zebra Technologies Corp. --
     Class A*+                                            4,544         165,811
   Activision, Inc.*+                                     7,012         151,389
   CSG Systems International,
     Inc.*                                                6,694         142,247
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          5,091,236

INDUSTRIALS 12.2%
   Alliant Techsystems, Inc.*+                            4,448         486,166
   Stericycle, Inc.*                                      6,420         366,967
   Expeditors International
     Washington, Inc.                                     6,862         324,573
   Jacobs Engineering Group,
     Inc.*+                                               4,206         317,890
   Rollins, Inc.+                                        11,622         310,191
   Mine Safety Appliances Co.                             5,763         271,495
   Corporate Executive Board
     Co.+                                                 3,594         266,819
   Copart, Inc.*                                          7,734         265,972
   Fastenal Co.+                                          5,844         265,376
   Donaldson Co., Inc.                                    6,210         259,330
   Oshkosh Truck Corp.+                                   3,928         243,418
   Graco, Inc.                                            5,677         222,027
   AMETEK, Inc.                                           4,468         193,107
   Roper Industries, Inc.+                                2,713         177,702
   ChoicePoint, Inc.*                                     4,626         175,418
   AirTran Holdings, Inc.*+                              16,035         157,784
   Dun & Bradstreet Corp.                                 1,563         154,127
                                                                  -------------
TOTAL INDUSTRIALS                                                     4,458,362

ENERGY 9.1%
   Frontier Oil Corp.+                                   12,520         521,333
   Denbury Resources, Inc.*                               9,924         443,503
   Pogo Producing Co.                                     8,094         429,872
   Pioneer Natural Resources
     Co.+                                                 8,441         379,676
   Newfield Exploration Co.*                              7,191         346,319
   FMC Technologies, Inc.*                                5,918         341,232
   Superior Energy Services*                              9,125         323,390
   Quicksilver Resources, Inc.*+                          4,716         221,888
   Patterson-UTI Energy, Inc.+                            8,584         193,741

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Southwestern Energy Co.*                               2,875   $     120,319
                                                                  -------------
TOTAL ENERGY                                                          3,321,273

FINANCIALS 6.2%
   Eaton Vance Corp.                                      8,975         358,641
   Brown & Brown, Inc.                                   12,900         339,270
   W.R. Berkley Corp.                                    11,283         334,315
   Nuveen Investments, Inc. --
     Class A                                              4,883         302,453
   Everest Re Group Ltd.                                  2,568         283,096
   SEI Investments Co.                                    8,731         238,182
   HCC Insurance Holdings,
     Inc.+                                                7,464         213,769
   Waddell & Reed Financial,
     Inc. -- Class A+                                     7,632         206,293
                                                                  -------------
TOTAL FINANCIALS                                                      2,276,019

CONSUMER STAPLES 4.4%
   Energizer Holdings, Inc.*                              5,270         584,180
   Hansen Natural Corp.*                                  9,434         534,719
   NBTY, Inc.*                                            6,804         276,242
   Church & Dwight Co., Inc.+                             4,750         223,440
                                                                  -------------
TOTAL CONSUMER STAPLES                                                1,618,581

MATERIALS 3.0%
   Steel Dynamics, Inc.                                   9,546         445,798
   Commercial Metals Co.                                 11,752         371,951
   Cleveland-Cliffs, Inc.+                                3,300         290,301
                                                                  -------------
TOTAL MATERIALS                                                       1,108,050

UTILITIES 0.6%
   Equitable Resources, Inc.                              3,810         197,625
                                                                  -------------
TOTAL UTILITIES                                                         197,625

TOTAL COMMON STOCKS
(Cost $31,442,588)                                                   36,280,708
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                      ---------
REPURCHASE AGREEMENTS
0.6%
Collateralized by U.S. Treasury
     Obligations
Lehman Brothers Holdings, Inc.
     issued 09/28/07 at 3.90% due
     10/01/07                                         $ 204,875         204,875
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
(Cost $204,875)                                                         204,875
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE         MARKET
                                                         AMOUNT          VALUE
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 20.9%
Investment in Securities Lending Short
Term
   Investment Portfolio Held by
   U.S. Bank                                        $ 7,639,550   $   7,639,550
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $7,639,550)                                                     7,639,550
                                                                  -------------

TOTAL INVESTMENTS 120.6%
(Cost $39,287,013)                                                $  44,125,133
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (20.6)%                                               $  (7,523,208)
                                                                  -------------
NET ASSETS - 100.0%                                               $  36,601,925

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007


--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.5%

HEALTH CARE 22.2%
   Express Scripts, Inc.*                                 9,556   $     533,416
   Hospira, Inc.*                                        11,149         462,126
   Coventry Health Care, Inc.*                            6,695         416,496
   Gilead Sciences, Inc.*                                 9,816         401,180
   Zimmer Holdings, Inc.*                                 4,239         343,317
   Stryker Corp.+                                         4,394         302,131
   Waters Corp.*                                          4,272         285,882
   UnitedHealth Group, Inc.                               5,531         267,866
   Quest Diagnostics, Inc.+                               4,613         266,493
   Forest Laboratories, Inc.*                             6,875         256,369
   Patterson Cos., Inc.*+                                 6,508         251,274
   St. Jude Medical, Inc.*                                5,641         248,599
   Barr Pharmaceuticals, Inc.*                            4,173         237,485
   Varian Medical Systems,
     Inc.*+                                               5,113         214,184
   IMS Health, Inc.                                       6,893         211,202
   Medtronic, Inc.+                                       3,674         207,250
   Cardinal Health, Inc.                                  3,211         200,784
   Celgene Corp.*+                                        2,466         175,850
   Amgen, Inc.*+                                          3,028         171,294
   Johnson & Johnson, Inc.                                2,562         168,323
   Humana, Inc.*                                          2,268         158,488
   C.R. Bard, Inc.+                                       1,782         157,155
   Becton, Dickinson & Co.+                               1,859         152,531
   Boston Scientific Corp.*                              10,593         147,772
   Mylan Laboratories, Inc.+                              8,874         141,629
   Baxter International, Inc.                             2,332         131,245
   Genzyme Corp.*                                         1,940         120,202
   Wyeth                                                  2,693         119,973
   Laboratory Corporation of
     America Holdings*+                                   1,501         117,423
   Allergan, Inc.                                         1,730         111,533
   Millipore Corp.*+                                      1,402         106,272
   Applera Corp. - Applied
     Biosystems Group                                     2,382          82,513
TOTAL HEALTH CARE                                                     7,168,257
                                                                  -------------

CONSUMER DISCRETIONARY 20.3%
   Amazon.com, Inc.*+                                     9,539         888,558
   Apollo Group, Inc. -- Class
     A*                                                   8,201         493,290
   Coach, Inc.*                                           8,515         402,504
   Abercrombie & Fitch Co. --
     Class A                                              3,428         276,640
   AutoZone, Inc.*+                                       2,330         270,606
   International Game
     Technology, Inc.+                                    6,202         267,306

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   TJX Cos., Inc.+                                        8,681   $     252,357
   Bed Bath & Beyond, Inc.*                               7,253         247,472
   H&R Block, Inc.+                                      11,316         239,673
   RadioShack Corp.+                                     10,473         216,372
   Best Buy Co., Inc.+                                    4,647         213,855
   Lowe's Cos., Inc.                                      7,495         210,010
   Darden Restaurants, Inc.                               4,865         203,649
   Nike, Inc. -- Class B                                  3,334         195,572
   Yum! Brands, Inc.                                      5,646         191,004
   Starbucks Corp.*+                                      7,102         186,072
   Harley-Davidson, Inc.+                                 3,969         183,407
   Kohl's Corp.*                                          3,148         180,475
   Harman International
     Industries, Inc.+                                    2,065         178,664
   Tiffany & Co.                                          3,356         175,687
   Black & Decker Corp.+                                  2,047         170,515
   Home Depot, Inc.+                                      5,031         163,206
   Omnicom Group, Inc.+                                   3,348         161,005
   D.R. Horton, Inc.+                                    11,365         145,586
   Liz Claiborne, Inc.                                    3,605         123,760
   Polo Ralph Lauren Corp.                                1,480         115,070
   Staples, Inc.                                          5,152         110,716
   McGraw-Hill Cos., Inc.                                 1,970         100,293
TOTAL CONSUMER DISCRETIONARY                                          6,563,324
                                                                  -------------

INFORMATION TECHNOLOGY 18.6%
   Google, Inc. -- Class A*                                 792         449,278
   eBay, Inc.*+                                           9,747         380,328
   Nvidia Corp.*                                          9,450         342,468
   Cognizant Technology
     Solutions Corp. -- Class
     A*                                                   4,251         339,102
   Intuit, Inc.*                                         10,276         311,363
   Electronic Arts, Inc.*                                 4,761         266,568
   Dell, Inc.*                                            8,934         246,578
   Citrix Systems, Inc.*+                                 5,839         235,428
   Akamai Technologies, Inc.*+                            8,106         232,885
   Fiserv, Inc.*                                          4,487         228,209
   Yahoo!, Inc.*+                                         8,243         221,242
   Oracle Corp.*                                          9,789         211,932
   SanDisk Corp.*+                                        3,585         197,534
   Adobe Systems, Inc.*                                   4,455         194,505
   Affiliated Computer Services,
     Inc. -- Class A*                                     3,857         193,776
   Cisco Systems, Inc.*                                   5,691         188,429
   International Business
     Machines Corp.+                                      1,584         186,595
   Autodesk, Inc.*                                        3,698         184,789
   Symantec Corp.*+                                       9,405         182,269
   National Semiconductor
     Corp.+                                               6,398         173,514


--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Paychex, Inc.                                          3,976   $     163,016
   Qualcomm, Inc.                                         3,779         159,701
   QLogic Corp.*+                                         9,127         122,758
   Lexmark International, Inc.*                           2,800         116,284
   Automatic Data Processing,
     Inc.                                                 2,530         116,203
   Network Appliance, Inc.*+                              3,587          96,526
   Jabil Circuit, Inc.                                    4,136          94,466
   Fidelity National Information
     Services, Inc.                                       1,945          86,300
   KLA-Tencor Corp.+                                      1,485          82,833
TOTAL INFORMATION TECHNOLOGY                                          6,004,879
                                                                  -------------

ENERGY 10.5%
   XTO Energy, Inc.                                       7,654         473,323
   Apache Corp.                                           4,323         389,329
   Devon Energy Corp.                                     3,944         328,141
   Murphy Oil Corp.+                                      4,410         308,215
   EOG Resources, Inc.+                                   3,697         267,404
   Smith International, Inc.                              3,731         266,393
   National-Oilwell Varco, Inc.*                          1,803         260,534
   Chesapeake Energy Corp.+                               7,141         251,792
   Anadarko Petroleum Corp.                               4,466         240,048
   Exxon Mobil Corp.                                      2,015         186,508
   Nabors Industries Ltd.*+                               5,455         167,850
   BJ Services Co.+                                       5,829         154,760
   Noble Corp.                                            2,050         100,553
TOTAL ENERGY                                                          3,394,850
                                                                  -------------

CONSUMER STAPLES 9.5%
   Pepsi Bottling Group, Inc.+                            7,830         291,041
   Avon Products, Inc.                                    5,999         225,142
   Anheuser-Busch Cos., Inc.                              4,223         211,108
   Sysco Corp.                                            5,699         202,827
   Colgate-Palmolive Co.                                  2,737         195,203
   WM Wrigley Jr Co.+                                     3,026         194,360
   Walgreen Co.                                           4,058         191,700
   Kellogg Co.                                            3,377         189,112
   Procter & Gamble Co.                                   2,576         181,196
   Clorox Co.                                             2,838         173,090
   PepsiCo, Inc.                                          2,333         170,916
   Wal-Mart Stores, Inc.                                  3,815         166,525
   Estee Lauder Cos., Inc. --
     Class A+                                             3,590         152,431
   Brown-Forman Corp. --
     Class B                                              1,972         147,723
   Campbell Soup Co.                                      3,937         145,669
   Hershey Co.+                                           2,840         131,804
   McCormick & Co., Inc.                                  3,419         122,981
TOTAL CONSUMER STAPLES                                                3,092,828
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
FINANCIALS 7.4%
   CME Group, Inc.                                          490   $     287,802
   Federated Investors, Inc. --
     Class B+                                             6,440         255,668
   Progressive Corp.+                                    12,990         252,136
   SLM Corp.                                              4,390         218,051
   Leucadia National Corp.                                4,460         215,061
   Moody's Corp.+                                         4,060         204,624
   Commerce Bancorp, Inc.                                 5,207         201,927
   Capital One Financial Corp.                            2,885         191,651
   Ambac Financial Group, Inc.+                           2,480         156,017
   Countrywide Financial Corp.+                           7,802         148,316
   American International
     Group, Inc.                                          2,180         147,477
   American Express Co.+                                  2,100         124,677
TOTAL FINANCIALS                                                      2,403,407
                                                                  -------------

INDUSTRIALS 6.0%
   L-3 Communications
     Holdings, Inc.                                       2,680         273,735
   Rockwell Collins, Inc.                                 3,248         237,234
   General Dynamics Corp.                                 2,526         213,371
   Danaher Corp.+                                         2,448         202,474
   CH Robinson Worldwide,
     Inc.+                                                3,670         199,244
   American Standard Cos., Inc.                           5,570         198,403
   ITT Industries, Inc.                                   2,720         184,770
   United Technologies Corp.                              2,151         173,113
   Pitney Bowes, Inc.                                     3,080         139,894
   Cintas Corp.+                                          2,922         108,406
TOTAL INDUSTRIALS                                                     1,930,644
                                                                  -------------

MATERIALS 4.2%
   Ball Corp.+                                            4,331         232,791
   Sigma-Aldrich Corp.                                    4,310         210,069
   Ecolab, Inc.+                                          4,148         195,786
   Nucor Corp.+                                           3,113         185,130
   Praxair, Inc.                                          1,793         150,182
   International Flavors &
     Fragrances, Inc.+                                    2,630         139,022
   Newmont Mining Corp.                                   3,042         136,069
   Pactiv Corp.*                                          3,896         111,659
TOTAL MATERIALS                                                       1,360,708
                                                                  -------------

UTILITIES 0.8%
   Questar Corp.                                          2,960         155,489


--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   AES Corp.*+                                            5,524   $     110,701
TOTAL UTILITIES                                                         266,190
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $28,463,398)                                                32,185,087
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                   ------------
REPURCHASE AGREEMENTS
0.6%
Collateralized by U.S. Treasury
Obligations
   Lehman Brothers Holdings,
   Inc. issued 09/28/07 at 3.90%
   due 10/01/07                                    $    177,996         177,996
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $177,996)                                                      177,996
                                                                  -------------

SECURITIES LENDING COLLATERAL 17.7%
Investment in Securities Lending Short
Term
   Investment Portfolio held by
   U.S. Bank                                          5,736,974       5,736,974
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
   (Cost $5,736,974)                                                  5,736,974
                                                                  -------------
TOTAL INVESTMENTS 117.8%
   (Cost $34,378,368)                                             $  38,100,057
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (17.8)%                                               $  (5,761,290)
                                                                  -------------
NET ASSETS - 100.0%                                               $  32,338,767

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007.


--------------------------------------------------------------------------------

VARIABLE ANNUITY U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 71.5%
Fannie Mae*
   5.13% due 10/24/07                               $25,000,000   $  24,918,062
   4.59% due 03/28/08                                25,000,000      24,430,059
Farmer Mac*
   5.11% due 11/13/07                                25,000,000      24,847,410
Federal Home Loan Bank*
   5.25% due 11/02/07                                25,000,000      25,000,000
   5.00% due 09/26/08                                25,000,000      25,000,000
Freddie Mac*
   5.13% due 10/01/07                                25,000,000      25,000,000
   5.12% due 11/13/07                                25,000,000      24,847,111
                                                                  -------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $174,042,642)                                                 174,042,642
                                                                  -------------

REPURCHASE AGREEMENTS
28.2%
Collateralized by US Treasury
Obligations
   Mizuho Financial Group, Inc.
     issued 09/28/07 at 3.96%
     due 10/01/07                                    19,171,423      19,171,423
   Lehman Brothers Holdings, Inc.
     issued 09/28/07 at 3.90%
     due 10/01/07                                    11,258,347      11,258,347
   UBS, Inc. issued 09/28/07 at
     3.89% due 10/01/07                              19,171,423      19,171,423
   Morgan Stanley issued 09/28/07
     at 3.80% due 10/01/07                           19,171,423      19,171,423
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
(Cost $68,772,618)                                                   68,772,618
                                                                  -------------

TOTAL INVESTMENTS 99.7%
(Cost $242,815,260)                                               $ 242,815,260
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.3%                                             $     805,040
                                                                  -------------
NET ASSETS - 100.0%                                               $ 243,620,300

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.


--------------------------------------------------------------------------------

VARIABLE ANNUITY BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.1%

J.P. Morgan Chase & Co.                                   8,446   $     386,996
HSBC Holdings PLC -- SP
   ADR+                                                   4,113         380,864
Bank of America Corp.                                     7,464         375,215
Wells Fargo & Co.                                        10,113         360,225
UBS AG-- SP ADR                                           6,132         326,529
Wachovia Corp.+                                           6,304         316,146
Credit Suisse Group-- SP ADR                              4,261         282,632
ABN AMRO Holding NV--
   SP ADR                                                 5,355         281,138
Barclays PLC -- SP ADR+                                   5,552         269,938
U.S. Bancorp+                                             7,502         244,040
Fannie Mae                                                3,971         241,477
Freddie Mac                                               3,431         202,463
Washington Mutual, Inc.+                                  4,700         165,957
SunTrust Banks, Inc.                                      2,107         159,437
PNC Financial Services Group,
   Inc.                                                   2,259         153,838
BB&T Corp.                                                3,775         152,472
National City Corp.+                                      5,915         148,407
Regions Financial Corp.+                                  4,737         139,647
Fifth Third Bancorp+                                      3,842         130,167
KeyCorp+                                                  3,486         112,702
M&T Bank Corp.                                            1,038         107,381
Hudson City Bancorp, Inc.                                 6,927         106,537
Marshall & Ilsley Corp.                                   2,424         106,099
Synovus Financial Corp.                                   3,369          94,500
UnionBanCal Corp.+                                        1,571          91,762
Commerce Bancorp, Inc.                                    2,334          90,513
Comerica, Inc.                                            1,658          85,022
New York Community
   Bancorp, Inc.+                                         4,413          84,068
Zions Bancorporation                                      1,221          83,846
Sovereign Bancorp, Inc.                                   4,918          83,803
Countrywide Financial Corp.                               4,188          79,614
People's United Financial, Inc.                           4,241          73,285
TFS Financial Corp.*                                      5,570          72,076
Associated Banc-Corp.                                     2,049          60,712
TCF Financial Corp.+                                      2,234          58,486
City National Corp.                                         824          57,276
Huntington Bancshares, Inc.+                              3,361          57,070
Colonial BancGroup, Inc.+                                 2,572          55,607
Cullen/Frost Bankers, Inc.+                               1,094          54,831
Astoria Financial Corp.+                                  2,035          53,989
Bank of Hawaii Corp.                                      1,014          53,590
Popular, Inc.+                                            4,358          53,516
Valley National Bancorp                                   2,386          52,922
Wilmington Trust Corp.                                    1,331          51,776

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
Fulton Financial Corp.                                    3,593   $      51,667
Washington Federal, Inc.+                                 1,967          51,653
Webster Financial Corp.                                   1,193          50,249
First Horizon National Corp.+                             1,867          49,774
PMI Group, Inc.                                           1,447          47,317
UMB Financial Corp.+                                      1,100          47,146
East-West Bancorp, Inc.                                   1,302          46,820
Trustmark Corp.                                           1,550          43,462
Investors Bancorp, Inc.*+                                 3,010          42,622
South Financial Group, Inc.                               1,865          42,410
NewAlliance Bancshares, Inc.                              2,875          42,205
First Midwest Bancorp, Inc.+                              1,227          41,914
Chittenden Corp.                                          1,189          41,805
UCBH Holdings, Inc.+                                      2,389          41,760
First Niagara Financial Group,
   Inc.+                                                  2,928          41,431
Whitney Holding Corp.                                     1,566          41,311
Cathay General Bancorp+                                   1,273          41,003
MGIC Investment Corp.+                                    1,266          40,905
FirstMerit Corp.                                          2,024          39,994
First Community Bancorp+                                    730          39,938
Prosperity Bancshares, Inc.                               1,193          39,560
Downey Financial Corp.+                                     678          39,188
SVB Financial Group*+                                       825          39,072
IndyMac Bancorp, Inc.+                                    1,640          38,720
Sterling Financial Corp.+                                 1,385          37,270
Umpqua Holding Corp.+                                     1,680          33,617
Radian Group, Inc.+                                       1,273          29,635
                                                                  -------------

TOTAL COMMON STOCKS                                                   7,741,019
   (Cost $6,695,315)                                              -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 16.3%
Investment in Securities Lending Short
Term
     Investment Portfolio Held
     by U.S. Bank                                 $   1,272,893       1,272,893
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $1,272,893)                                                  1,272,893
                                                                  -------------
TOTAL INVESTMENTS 115.4%
   (Cost $7,968,208)                                                  9,013,912
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (15.4)%                                                  (1,205,317)
                                                                  -------------
NET ASSETS - 100.0%                                               $   7,808,595

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007.

      ADR - American Depository Receipt.


--------------------------------------------------------------------------------

VARIABLE ANNUITY BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.5%

ArcelorMittal+                                           53,712   $   4,208,872
Rio Tinto PLC -- SP ADR+                                 10,300       3,537,020
Monsanto Co.+                                            33,719       2,891,067
Freeport-McMoRan Copper &
   Gold, Inc. -- Class B                                 24,853       2,606,831
Barrick Gold Corp.                                       63,175       2,544,689
Southern Copper Corp.+                                   20,165       2,497,032
Potash Corporation of
   Saskatchewan+                                         23,400       2,473,380
E.I. du Pont de Nemours and
   Co.+                                                  49,566       2,456,491
Alcan, Inc.                                              24,523       2,454,262
Dow Chemical Co.                                         53,762       2,314,992
The Mosaic Co.*                                          39,557       2,117,091
Alcoa, Inc.                                              54,046       2,114,280
Praxair, Inc.                                            24,570       2,057,983
Goldcorp, Inc.+                                          62,592       1,912,812
Air Products & Chemicals, Inc.                           19,247       1,881,587
Newmont Mining Corp.                                     38,569       1,725,191
Cemex SA de CV -- SP
   ADR*+                                                 53,939       1,613,855
Nucor Corp.                                              26,487       1,575,182
AngloGold Ashanti Ltd. -- SP
   ADR                                                   31,500       1,477,035
International Paper Co.+                                 38,854       1,393,693
Weyerhaeuser Co.+                                        19,212       1,389,028
Lyondell Chemical Co.                                    29,789       1,380,720
Gold Fields Ltd. -- SP ADR                               75,820       1,371,584
Ecolab, Inc.+                                            28,380       1,339,536
Rohm & Haas Co.                                          23,420       1,303,791
PPG Industries, Inc.                                     17,111       1,292,736
United States Steel Corp.                                12,011       1,272,445
Allegheny Technologies, Inc.                             11,320       1,244,634
Kinross Gold Corp.*+                                     81,376       1,219,012
Agrium, Inc.                                             20,457       1,112,452
Agnico-Eagle Mines Ltd.+                                 21,654       1,078,369
Owens-Illinois, Inc.*                                    24,363       1,009,846
Sigma-Aldrich Corp.                                      20,558       1,001,997
Vulcan Materials Co.+                                    10,682         952,300
Celanese Corp.                                           23,218         905,038
Huntsman Corp.                                           33,500         887,415
Titanium Metals Corp.*+                                  26,204         879,406
AK Steel Holding Corp.*                                  20,000         879,000
Eastman Chemical Co.+                                    13,167         878,634
Ball Corp.+                                              16,204         870,965
CF Industries Holdings, Inc.                             11,000         835,010
International Flavors &
   Fragrances, Inc.+                                     15,330         810,344

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
Nalco Holding Co.                                        27,059   $     802,299
Albemarle Corp.                                          18,150         802,230
Temple-Inland, Inc.+                                     15,131         796,345
Steel Dynamics, Inc.                                     16,958         791,939
FMC Corp.                                                15,222         791,848
Martin Marietta Materials, Inc.+                          5,920         790,616
Lubrizol Corp.                                           12,090         786,575
Airgas, Inc.                                             15,187         784,105
MeadWestvaco Corp.                                       26,525         783,283
Yamana Gold, Inc.*+                                      65,200         768,056
Reliance Steel & Aluminum
   Co.                                                   13,428         759,219
Harmony Gold Mining Co. Ltd.
   -- SP ADR*+                                           62,100         739,611
Meridian Gold, Inc.*                                     22,300         738,130
Cleveland-Cliffs, Inc.+                                   8,234         724,345
Florida Rock Industries, Inc.                            11,589         724,197
Ashland, Inc.+                                           11,580         697,232
Commercial Metals Co.                                    21,892         692,882
Cytec Industries, Inc.                                   10,025         685,610
Sealed Air Corp.+                                        26,709         682,682
Crown Holdings, Inc.*                                    29,813         678,544
Packaging Corporation of
   America                                               23,163         673,348
Pactiv Corp.*                                            23,476         672,822
Terra Industries, Inc.*+                                 21,400         668,964
Carpenter Technology Corp.                                5,124         666,171
RPM International, Inc.+                                 26,530         635,393
Scotts Miracle-Gro Co. --
   Class A+                                              14,355         613,676
AptarGroup, Inc.+                                        16,172         612,434
Domtar Corp.*                                            73,900         605,980
Bemis Co.                                                20,650         601,121
Valspar Corp.                                            22,090         601,069
Hercules, Inc.+                                          28,248         593,773
Silver Standard Resources,
   Inc.*+                                                15,782         588,511
Smurfit-Stone Container Corp.*                           50,303         587,539
Pan American Silver Corp.*                               19,900         575,110
Sonoco Products Co.                                      17,793         536,993
W.R. Grace & Co.*+                                       19,950         535,857
Worthington Industries, Inc.+                            22,712         535,095
Texas Industries, Inc.+                                   6,736         528,776
Century Aluminum Co.*+                                    9,700         510,705
H.B. Fuller Co.                                          16,780         498,030
RTI International Metals, Inc.*                           6,216         492,680
Chemtura Corp.+                                          54,036         480,380
Cabot Corp.                                              13,495         479,477
Quanex Corp.+                                            10,054         472,337
Louisiana-Pacific Corp.                                  27,593         468,253
Westlake Chemical Corp.+                                 17,750         449,608


--------------------------------------------------------------------------------

VARIABLE ANNUITY BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
Eagle Materials, Inc.+                                   11,350   $     405,649
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $75,471,731)                                                99,877,106
                                                                  -------------
                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.4%
Collateralized by U.S. Treasury
   Obligations

Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90% due
   10/01/07                                       $     456,182         456,182
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $456,182)                                                      456,182
                                                                  -------------
SECURITIES LENDING COLLATERAL 19.7%
Investment in Securities Lending Short
Term

     Investment Portfolio held
     by U.S. Bank                                    19,763,043      19,763,043
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $19,763,043)                                                19,763,043
                                                                  =============
TOTAL INVESTMENTS 119.6%
   (Cost $95,690,956)                                             $ 120,096,331
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (19.6)%                                               $ (19,722,233)
                                                                  -------------
NET ASSETS - 100.0%                                               $ 100,374,098

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007

      ADR - American Depository Receipt


--------------------------------------------------------------------------------

VARIABLE ANNUITY BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Genentech, Inc.*                                         21,892   $   1,708,014
Amgen, Inc.*+                                            27,156       1,536,215
Gilead Sciences, Inc.*                                   28,919       1,181,920
Celgene Corp.*+                                          15,152       1,080,489
Biogen Idec, Inc.*                                       13,558         899,302
Genzyme Corp.*                                           11,922         738,687
Amylin Pharmaceuticals, Inc.*+                           10,398         519,900
Vertex Pharmaceuticals, Inc.*                            12,622         484,811
Cephalon, Inc.*+                                          5,351         390,944
ImClone Systems, Inc.*                                    9,002         372,143
Onyx Pharmaceuticals, Inc.*+                              8,320         362,086
Alexion Pharmaceuticals, Inc.*                            5,264         342,950
BioMarin Pharmaceuticals,
   Inc.*                                                 13,528         336,847
Millennium Pharmaceuticals,
   Inc.*+                                                32,313         327,977
Myriad Genetics, Inc.*+                                   6,218         324,269
Alnylam Pharmaceuticals,
   Inc.*+                                                 9,250         303,123
Alkermes, Inc.*+                                         15,461         284,482
Pharmion Corp.*+                                          6,154         283,946
PDL BioPharma, Inc.*                                     13,102         283,134
Cepheid, Inc.*+                                          11,330         258,324
OSI Pharmaceuticals, Inc.*+                               7,487         254,483
Isis Pharmaceuticals, Inc.*+                             16,928         253,412
Medarex, Inc.*+                                          17,511         247,956
Human Genome Sciences,
   Inc.*+                                                22,689         233,470
LifeCell Corp.*+                                          6,110         229,553
United Therapeutics Corp.*+                               3,347         222,709
Applera Corp. - Celera Group*                            15,006         210,984
Cubist Pharmaceuticals, Inc.*+                            9,823         207,560
Regeneron Pharmaceuticals,
   Inc.*+                                                11,076         197,153
Martek Biosciences Corp.*+                                6,500         188,695
Savient Pharmaceuticals, Inc.*                           12,299         178,951
Zymogenetics, Inc.*+                                     12,862         167,849
Incyte Corp.*+                                           22,063         157,750
Seattle Genetics, Inc.*+                                 13,989         157,236
Arena Pharmaceuticals, Inc.*+                            14,030         153,629
Dendreon Corp.*+                                         19,170         147,417
Acadia Pharmaceuticals, Inc.*+                            9,720         146,286
Omrix Biopharmaceuticals,
   Inc.*+                                                 4,140         146,183
Progenics Pharmaceuticals,
   Inc.*+                                                 6,554         144,909
Geron Corp.*+                                            18,810         137,689
MannKind Corp.*+                                         14,117         136,653

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
Indevus Pharmaceuticals, Inc.*                           19,760   $     136,542
Genomic Health, Inc.*+                                    7,110         136,441
Metabolix, Inc.*                                          5,490         133,187
Array Biopharma, Inc.*+                                  11,817         132,705
Acorda Therapeutics, Inc.*+                               7,090         130,102
Angiotech Pharmaceuticals,
   Inc.*+                                                20,672         129,613
InterMune, Inc.*+                                         6,741         128,955
Ligand Pharmaceuticals, Inc. --
   Class B+                                              22,180         118,441
CV Therapeutics, Inc.*+                                  12,632         113,435
QLT, Inc.*+                                              18,816         107,063
Neurocrine Biosciences, Inc.*+                           10,680         106,800
Vanda Pharmaceuticals, Inc.*+                             6,820          94,866
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $14,041,204)                                                17,408,240
                                                                  -------------

--------------------------------------------------------------------------------
                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 27.9%
Investment in Securities Lending Short
Term
     Investment Portfolio held
     by U.S. Bank                                $    4,876,995       4,876,995
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,876,995)                                                     4,876,995
                                                                  =============
TOTAL INVESTMENTS 127.4%
   (Cost $18,918,199)                                             $  22,285,235
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (27.4)%                                               $  (4,795,935)
                                                                  -------------
NET ASSETS - 100.0%                                               $  17,489,300

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007.

VARIABLE ANNUITY CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Procter & Gamble Co.                                     27,529   $   1,936,390
Coca-Cola Co.                                            25,509       1,466,002
Altria Group, Inc.                                       20,942       1,456,097
PepsiCo, Inc.                                            19,154       1,403,222
Diageo PLC -- SP ADR                                     10,850         951,870
Kraft Foods, Inc.                                        26,571         916,965
Unilever N.V.                                            28,620         882,927
Colgate-Palmolive Co.                                    10,715         764,194
Anheuser-Busch Cos., Inc.                                14,707         735,203
Kimberly-Clark Corp.                                      9,988         701,757
Kellogg Co.                                              10,656         596,736
Sysco Corp.                                              16,644         592,360
Cadbury Schweppes PLC -- SP
   ADR                                                   12,050         560,566
Archer-Daniels-Midland Co.                               16,826         556,604
Kroger Co.                                               19,357         552,062
General Mills, Inc.                                       9,360         542,974
Reynolds American, Inc.+                                  8,114         515,969
Bunge, Ltd.                                               4,590         493,195
Avon Products, Inc.                                      13,106         491,868
WM Wrigley Jr Co.                                         7,608         488,662
H.J. Heinz Co.                                           10,054         464,495
Safeway, Inc.                                            13,836         458,110
Campbell Soup Co.                                        12,321         455,877
ConAgra Foods, Inc.                                      16,452         429,891
Sara Lee Corp.                                           25,035         417,834
Coca-Cola Enterprises, Inc.+                             17,219         417,044
Pepsi Bottling Group, Inc.+                               9,917         368,615
Loews Corp. - Carolina Group                              4,466         367,239
Clorox Co.                                                6,001         366,001
Whole Foods Market, Inc.+                                 7,431         363,822
Molson Coors Brewing Co. --
   Class B                                                3,457         344,559
UST, Inc.+                                                6,679         331,278
Energizer Holdings, Inc.*                                 2,960         328,116
Hershey Co.+                                              7,021         325,845
SUPERVALU, Inc.                                           8,206         320,116
Hansen Natural Corp.*                                     5,530         313,440
Brown-Forman Corp. -- Class
   B                                                      3,780         283,160
Constellation Brands, Inc. --
   Class A*                                              10,813         261,783
Estee Lauder Cos., Inc. --
   Class A+                                               6,012         255,270
Smithfield Foods, Inc.*                                   8,022         252,693
McCormick & Co., Inc.                                     6,834         245,819
Tyson Foods, Inc. -- Class A                             13,393         239,065

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
Corn Products International,
   Inc.                                                   4,950   $     227,056
Church & Dwight Co., Inc.+                                4,470         210,269
Dean Foods Co.                                            7,821         200,061
J.M. Smucker Co.                                          3,740         199,791
Bare Escentuals, Inc.*+                                   6,200         154,194
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $19,066,635)                                                25,207,066
                                                                  -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.5%
Collateralized by U.S. Treasury
Obligations

   Lehman Brothers Holdings,
   Inc. issued 09/28/07 at 3.90%
   due 10/01/07                                  $      113,462         113,462
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $113,462)                                                      113,462
                                                                  -------------
SECURITIES LENDING COLLATERAL 6.1%
Investment in Securities Lending Short
Term
     Investment Portfolio held
     by U.S. Bank                                     1,548,387       1,548,387
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $1,548,387)                                                  1,548,387
                                                                  =============
TOTAL INVESTMENTS 106.1%
   (Cost $20,728,484)                                             $  26,868,915
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (6.1)%                                                $  (1,546,775)
                                                                  -------------
NET ASSETS - 100.0%                                               $  25,322,140

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007

      ADR - American Depository Receipt.


--------------------------------------------------------------------------------

VARIABLE ANNUITY ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Intel Corp.                                              53,548   $   1,384,751
Texas Instruments, Inc.                                  21,370         781,928
Taiwan Semiconductor
   Manufacturing Co. Ltd. -- SP
   ADR                                                   74,212         751,025
Applied Materials, Inc.                                  28,933         598,913
Nvidia Corp.*                                            15,090         546,862
Broadcom Corp. -- Class A*+                              13,745         500,868
ASML Holding NV -- SP
   ADR*                                                  14,475         475,648
STMicroelectronics NV -- SP
   ADR                                                   23,762         398,014
Infineon Technologies AG --
   SP ADR*+                                              22,923         393,817
MEMC Electronic Materials,
   Inc.*                                                  6,659         391,949
Analog Devices, Inc.+                                    10,147         366,916
KLA-Tencor Corp.+                                         6,433         358,833
Altera Corp.                                             13,631         328,234
Marvell Technology Group
   Ltd.*                                                 19,791         323,979
Linear Technology Corp.+                                  9,110         318,759
Maxim Integrated Products,
   Inc.                                                  10,723         314,720
National Semiconductor Corp.                             11,530         312,694
Microchip Technology, Inc.+                               8,390         304,725
Xilinx, Inc.                                             11,529         301,368
Lam Research Corp.*+                                      5,631         299,907
Micron Technology, Inc.*+                                26,790         297,369
Advanced Micro Devices,
   Inc.*+                                                21,744         287,021
Varian Semiconductor
   Equipment Associates, Inc.*                            4,904         262,462
LSI Logic Corp.*                                         34,460         255,693
Cypress Semiconductor
   Corp.*+                                                8,717         254,624
Intersil Corp. -- Class A                                 7,100         237,353
ON Semiconductor Corp.*+                                 17,723         222,601
Novellus Systems, Inc.*                                   7,304         199,107
Integrated Device Technology,
   Inc.*                                                 12,421         192,277
Cree, Inc.*+                                              5,962         185,418
Silicon Laboratories, Inc.*                               4,415         184,370
Formfactor, Inc.*+                                        3,873         171,845
Microsemi Corp.*+                                         6,014         167,670
Atmel Corp.*                                             32,270         166,513
Fairchild Semiconductor
   International, Inc.*                                   8,776         163,936
International Rectifier Corp.*                            4,853         160,100

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
Rambus, Inc.*+                                            8,309   $     158,785
Teradyne, Inc.*                                          11,419         157,582
PMC - Sierra, Inc.*+                                     18,028         151,255
Skyworks Solutions, Inc.*+                               15,920         143,917
Tessera Technologies, Inc.*+                              3,732         139,950
Atheros Communications, Inc.*                             4,569         136,933
Amkor Technology, Inc.*+                                 11,709         134,888
Semtech Corp.*                                            6,551         134,164
Diodes, Inc.*                                             4,135         132,734
RF Micro Devices, Inc.*+                                 19,574         131,733
Hittite Microwave Corp.*+                                 2,914         128,653
Cymer, Inc.*+                                             3,308         126,994
SiRF Technology Holdings,
   Inc.*+                                                 5,491         117,233
FEI Co.*+                                                 3,586         112,708
Entegris, Inc.*                                          11,816         102,563
Brooks Automation, Inc.*                                  7,118         101,360
Spansion, Inc.*                                          11,917         100,699
MKS Instruments, Inc.*+                                   5,018          95,442
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $12,833,257)                                                15,169,862
                                                                  -------------
REPURCHASE AGREEMENTS
0.4%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90% due
   10/01/07                                       $      61,988          61,988
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $61,988)                                                        61,988
                                                                  -------------
SECURITIES LENDING COLLATERAL 13.8%
Investment in Securities Lending Short
Term
Investment Portfolio held by
U.S. Bank                                             2,104,749       2,104,749
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,104,749)                                                  2,104,749
                                                                  =============
TOTAL INVESTMENTS 113.7%
   (Cost $14,999,994)                                             $  17,336,599
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER

   ASSETS - (13.7)%                                               $  (2,095,034)
                                                                  -------------
NET ASSETS - 100.0%                                               $  15,241,565

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007

      ADR - American Depository Receipt


--------------------------------------------------------------------------------

VARIABLE ANNUITY ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Exxon Mobil Corp.+                                       75,995   $   7,034,097
Chevron Corp.                                            46,533       4,354,558
BP PLC -- SP ADR                                         61,782       4,284,582
ConocoPhillips                                           41,983       3,684,848
Royal Dutch Shell PLC -- SP
   ADR+                                                  43,823       3,601,374
Schlumberger Ltd.+                                       34,156       3,586,380
Occidental Petroleum Corp.                               34,942       2,239,083
Canadian Natural Resources
   Ltd.+                                                 26,400       1,999,800
Halliburton Co.+                                         48,088       1,846,579
Devon Energy Corp.                                       22,103       1,838,970
Marathon Oil Corp.                                       30,882       1,760,892
National-Oilwell Varco, Inc.*                            11,999       1,733,855
Transocean, Inc.*+                                       15,269       1,726,160
Valero Energy Corp.                                      25,290       1,698,982
Tenaris SA -- SP ADR                                     32,100       1,689,102
Apache Corp.                                             18,588       1,674,035
Baker Hughes, Inc.+                                      17,883       1,616,087
Weatherford International Ltd.*                          22,797       1,531,502
Anadarko Petroleum Corp.                                 27,784       1,493,390
XTO Energy, Inc.                                         23,446       1,449,901
Hess Corp.                                               21,364       1,421,347
Williams Cos., Inc.                                      39,900       1,358,994
Talisman Energy, Inc.+                                   68,300       1,345,510
GlobalSantaFe Corp.                                      16,400       1,246,728
EOG Resources, Inc.+                                     16,908       1,222,956
Diamond Offshore Drilling,
   Inc.+                                                 10,786       1,221,946
Smith International, Inc.                                17,038       1,216,513
Chesapeake Energy Corp.+                                 33,780       1,191,083
Nexen, Inc.                                              38,350       1,171,209
Cameco Corp.                                             25,000       1,156,000
Murphy Oil Corp.+                                        16,465       1,150,739
Spectra Energy Corp.+                                    45,640       1,117,267
Noble Energy, Inc.                                       15,320       1,073,013
Noble Corp.                                              21,634       1,061,148
Cameron International Corp.*+                            11,433       1,055,152
Peabody Energy Corp.+                                    21,760       1,041,651
El Paso Corp.+                                           59,148       1,003,742
FMC Technologies, Inc.*                                  16,594         956,810
Ultra Petroleum Corp.*                                   15,300         949,212
Consol Energy, Inc.                                      18,340         854,644
Nabors Industries Ltd.*+                                 27,454         844,760
Sunoco, Inc.+                                            11,426         808,732
ENSCO International, Inc.+                               14,280         801,108
BJ Services Co.                                          30,027         797,217
Grant Prideco, Inc.*+                                    14,239         776,310

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
Southwestern Energy Co.*                                 18,092   $     757,150
Newfield Exploration Co.*                                15,573         749,996
Range Resources Corp.                                    18,225         741,029
Denbury Resources, Inc.*                                 16,480         736,491
Oceaneering International, Inc.*                          9,458         716,916
Pride International, Inc.*                               19,395         708,887
Pioneer Natural Resources Co.+                           14,810         666,154
Tesoro Corp.                                             14,360         660,847
Arch Coal, Inc.+                                         18,850         635,999
Teekay Shipping Corp.+                                   10,300         605,743
Helix Energy Solutions Group,
   Inc.*+                                                14,216         603,611
Frontier Oil Corp.                                       14,448         601,615
Dresser-Rand Group, Inc.*                                13,667         583,718
Quicksilver Resources, Inc.*+                            12,254         576,551
Frontline, Ltd.+                                         11,600         560,048
Rowan Cos., Inc.+                                        15,135         553,638
Patterson-UTI Energy, Inc.+                              23,325         526,445
Cabot Oil & Gas Corp.                                    14,940         525,290
Pogo Producing Co.                                        9,880         524,727
Helmerich & Payne, Inc.                                  15,954         523,770
Tidewater, Inc.+                                          8,288         520,818
Plains Exploration &
Production Co.*+                                         11,350         501,897
Global Industries Ltd.*+                                 19,369         498,945
Cimarex Energy Co.                                       13,380         498,405
PetroHawk Energy Corp.*                                  30,300         497,526
Exterran Holdings, Inc.*+                                 6,155         494,493
Forest Oil Corp.*+                                       11,400         490,656
Holly Corp.                                               7,930         474,452
Superior Energy Services*                                13,211         468,198
Overseas Shipholding Group,
   Inc.+                                                  5,728         440,082
Western Refining, Inc.+                                   9,800         397,684
Unit Corp.*                                               8,075         390,830
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $66,944,139)                                                95,920,579
                                                                  -------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.5%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90% due
   10/01/07                                       $     523,185         523,185
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $523,185)                                                      523,185

VARIABLE ANNUITY ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 18.1%
Investment in Securities Lending Short
Term
   Investment Portfolio held
   by U.S. Bank                                   $  17,398,142   $  17,398,142
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $17,398,142)                                                17,398,142
                                                                  =============
TOTAL INVESTMENTS 118.1%
   (Cost $84,865,466)                                             $ 113,841,906
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (18.1)%                                               $ (17,417,205)
                                                                  -------------
NET ASSETS - 100.0%                                               $  96,424,701

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007

      ADR - American Depository Receipt.

VARIABLE ANNUITY ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Schlumberger Ltd.                                       112,772   $  11,841,060
Halliburton Co.+                                        158,611       6,090,662
National-Oilwell Varco, Inc.*                            39,465       5,702,693
Transocean, Inc.*+                                       50,145       5,668,892
Tenaris SA -- SP ADR+                                   105,700       5,561,934
Baker Hughes, Inc.+                                      59,016       5,333,276
Weatherford International Ltd.*                          75,318       5,059,863
GlobalSantaFe Corp.                                      53,910       4,098,238
Diamond Offshore Drilling,
   Inc.+                                                 35,458       4,017,037
Smith International, Inc.                                56,157       4,009,610
Noble Corp.                                              71,276       3,496,088
Cameron International Corp.*+                            37,790       3,487,639
FMC Technologies, Inc.*                                  54,820       3,160,921
Exterran Holdings, Inc.*+                                38,745       3,112,773
Nabors Industries Ltd.*+                                 90,397       2,781,516
ENSCO International, Inc.+                               46,985       2,635,859
BJ Services Co.                                          99,065       2,630,176
Grant Prideco, Inc.*+                                    46,960       2,560,259
Oceaneering International, Inc.*                         31,261       2,369,584
Pride International, Inc.*+                              64,076       2,341,978
Dresser-Rand Group, Inc.*                                45,155       1,928,570
Rowan Cos., Inc.+                                        50,034       1,830,244
Patterson-UTI Energy, Inc.+                              76,886       1,735,317
Helmerich & Payne, Inc.                                  52,482       1,722,984
Tidewater, Inc.+                                         27,279       1,714,212
Global Industries Ltd.*                                  63,834       1,644,364
W-H Energy Services, Inc.*                               21,463       1,582,896
Oil States International, Inc.*+                         32,704       1,579,603
Atwood Oceanics, Inc.*+                                  20,591       1,576,447
Superior Energy Services*                                43,721       1,549,472
SEACOR Holdings, Inc.*+                                  15,667       1,489,932
Dril-Quip, Inc.*                                         28,789       1,420,737
Unit Corp.*                                              26,711       1,292,812
Complete Production Services,
   Inc.*                                                 52,508       1,075,364
Tetra Technologies, Inc.*+                               48,555       1,026,453
Grey Wolf, Inc.*                                        148,100         970,055
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $73,524,777)                                               110,099,520
                                                                  -------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.5%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90% due
   10/01/07                                        $    577,449   $     577,449
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $577,449)                                                      577,449
                                                                  -------------
SECURITIES LENDING COLLATERAL 24.5%
Investment in Securities Lending Short
Term
   Investment Portfolio held by
   U.S. Bank                                         27,155,092      27,155,092
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $27,155,092)                                                27,155,092
                                                                  -------------
TOTAL INVESTMENTS 124.5%
   (Cost $101,257,318)                                            $ 137,832,061
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (24.5)%                                               $ (27,122,507)
                                                                  -------------
NET ASSETS - 100.0%                                               $ 110,709,554

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007.

      ADR - American Depository Receipt.


--------------------------------------------------------------------------------

VARIABLE ANNUITY FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Bank of America Corp.                                    13,749   $     691,162
HSBC Holdings PLC -- SP
   ADR+                                                   7,300         675,980
Citigroup, Inc.                                          14,282         666,541
Wells Fargo & Co.                                        14,593         519,803
UBS AG                                                    8,930         475,522
American International Group,
   Inc.                                                   7,011         474,294
CME Group, Inc.                                             782         459,308
J.P. Morgan Chase & Co.                                   9,604         440,055
Credit Suisse Group -- SP
   ADR                                                    6,343         420,731
American Express Co.+                                     6,894         409,297
Barclays PLC -- SP ADR                                    8,344         405,685
Morgan Stanley                                            6,038         380,394
ABN AMRO Holding NV --
   SP ADR                                                 7,116         373,590
Fannie Mae                                                6,078         369,603
Merrill Lynch & Co., Inc.+                                5,108         364,098
Wachovia Corp.+                                           6,684         335,203
Freddie Mac                                               5,430         320,424
Goldman Sachs Group, Inc.                                 1,420         307,771
Allstate Corp.                                            5,290         302,535
Travelers Cos, Inc.                                       5,904         297,207
Franklin Resources, Inc.+                                 2,220         283,050
Hartford Financial Services
   Group, Inc.+                                           2,968         274,688
Washington Mutual, Inc.+                                  7,762         274,076
SunTrust Banks, Inc.                                      3,406         257,732
Capital One Financial Corp.                               3,863         256,619
PNC Financial Services Group,
   Inc.+                                                  3,685         250,948
U.S. Bancorp+                                             7,520         244,626
SLM Corp.                                                 4,867         241,744
Regions Financial Corp.+                                  8,161         240,586
MetLife, Inc.                                             3,408         237,640
Fifth Third Bancorp+                                      6,732         228,080
Bank of New York Mellon
   Corp.                                                  5,134         226,615
Aon Corp.+                                                4,820         215,984
Prudential Financial, Inc.                                2,200         214,676
Archstone-Smith Trust                                     3,530         212,294
Bear Stearns Cos., Inc.                                   1,710         210,005
Marsh & McLennan Cos., Inc.+                              8,160         208,080
Progressive Corp.+                                       10,640         206,522
Nymex Holdings, Inc.+                                     1,585         206,335
KeyCorp+                                                  6,382         206,330
National City Corp.                                       8,003         200,795

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
Moody's Corp.                                             3,950   $     199,080
Host Hotels & Resorts, Inc.+                              8,738         196,081
BB&T Corp.                                                4,830         195,084
M&T Bank Corp.+                                           1,874         193,865
Vornado Realty Trust                                      1,746         190,925
Legg Mason, Inc.                                          2,240         188,810
CNA Financial Corp.                                       4,790         188,343
Synovus Financial Corp.                                   6,600         185,130
UnumProvident Corp.                                       7,440         182,057
Discover Financial Services*                              8,570         178,256
Commerce Bancorp, Inc.                                    4,553         176,565
UnionBanCal Corp.                                         3,010         175,814
Markel Corp.*                                               360         174,240
Sovereign Bancorp, Inc.                                   9,918         169,003
Countrywide Financial Corp.+                              8,826         167,782
Marshall & Ilsley Corp.                                   3,820         167,201
SAFECO Corp.+                                             2,730         167,131
Comerica, Inc.                                            3,240         166,147
Zions Bancorporation                                      2,400         164,808
W.R. Berkley Corp.                                        5,472         162,135
SEI Investments Co.                                       5,924         161,607
Janus Capital Group, Inc.+                                5,643         159,584
Torchmark Corp.                                           2,550         158,916
AFLAC, Inc.                                               2,780         158,571
Cincinnati Financial Corp.                                3,590         155,483
Loews Corp.                                               3,184         153,946
Nuveen Investments, Inc. --
   Class A                                                2,470         152,992
NYSE Euronext                                             1,890         149,631
Brown & Brown, Inc.                                       5,585         146,885
Lehman Brothers Holdings, Inc.                            2,364         145,930
Charles Schwab Corp.                                      6,730         145,368
Forest City Enterprises, Inc. --
   Class A                                                2,604         143,637
E*Trade Financial Corp.*+                                10,885         142,158
TCF Financial Corp.+                                      5,320         139,278
Reinsurance Group of America,
   Inc.                                                   2,434         137,983
Jones Lang LaSalle, Inc.                                  1,330         136,671
Genworth Financial, Inc. --
   Class A                                                4,430         136,134
Fidelity National Financial, Inc.
   -- Class A+                                            7,756         135,575
Huntington Bancshares, Inc.+                              7,891         133,989
Eaton Vance Corp.                                         3,320         132,667
American Financial Group, Inc.                            4,646         132,504
City National Corp.+                                      1,900         132,069
iStar Financial, Inc.                                     3,876         131,745
Simon Property Group, Inc.+                               1,316         131,600
Cullen/Frost Bankers, Inc.+                               2,620         131,314
Protective Life Corp.                                     3,080         130,715

VARIABLE ANNUITY FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                              4,532   $     129,796
Popular, Inc.+                                           10,540         129,431
First American Corp.                                      3,496         128,024
Nationwide Financial Services,
   Inc.                                                   2,350         126,477
Odyssey Re Holdings Corp.                                 3,390         125,803
State Street Corp.                                        1,842         125,551
Brookfield Asset Management,
   Inc. -- Class A                                        3,215         123,777
Chubb Corp.+                                              2,263         121,387
First Horizon National Corp.+                             4,543         121,116
Blackrock, Inc.                                             690         119,653
ACE Ltd.                                                  1,950         118,112
The St. Joe Co.+                                          3,460         116,291
Ambac Financial Group, Inc.+                              1,810         113,867
ProLogis+                                                 1,709         113,392
AmeriCredit Corp.*+                                       6,398         112,477
People's United Financial, Inc.                           6,229         107,637
Camden Property Trust                                     1,663         106,848
Duke Realty Corp.                                         3,156         106,704
IntercontinentalExchange, Inc.*                             680         103,292
Principal Financial Group, Inc.                           1,630         102,837
Lincoln National Corp.                                    1,500          98,955
T. Rowe Price Group, Inc.+                                1,740          96,901
A.G. Edwards, Inc.+                                       1,110          92,963
Northern Trust Corp.                                      1,370          90,790
Assurant, Inc.                                            1,690          90,415
Leucadia National Corp.                                   1,830          88,243
Ameriprise Financial, Inc.+                               1,390          87,723
UDR, Inc.+                                                3,601          87,576
KIMCO Realty Corp.                                        1,870          84,543
Public Storage, Inc.                                      1,068          83,998
General Growth Properties, Inc.                           1,513          81,127
XL Capital Ltd.                                           1,020          80,784
Boston Properties, Inc.                                     751          78,029
Equity Residential                                        1,720          72,859
AvalonBay Communities, Inc.                                 590          69,655
Hudson City Bancorp, Inc.                                 4,325          66,519
Brookfield Properties Corp.                               2,495          62,126
TD Ameritrade Holding Corp.*                              3,402          61,984
Arch Capital Group Ltd.*                                    780          58,040
Everest Re Group Ltd.                                       470          51,813
SL Green Realty Corp.+                                      439          51,262
Plum Creek Timber Co., Inc.
   (REIT)+                                                1,140          51,026
CB Richard Ellis Group, Inc. --
   Class A*                                               1,809          50,363
MBIA, Inc.+                                                 800          48,840
HCP, Inc.                                                 1,418          47,035
Developers Diversified Realty
   Corp.                                                    810          45,255

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
Macerich Co.                                                510   $      44,666
AMB Property Corp.+                                         740          44,259
New York Community
   Bancorp, Inc.+                                         2,230          42,482
Apartment Investment &
   Management Co. -- Class A                                924          41,700
Thornburg Mortgage, Inc.+                                 3,134          40,272
Old Republic International
   Corp.                                                  2,018          37,817
Ventas, Inc.                                                905          37,467
Federal Realty Investment
   Trust+                                                   420          37,212
American Capital Strategies,
   Ltd.                                                     860          36,748
Regency Centers Corp.                                       460          35,305
Axis Capital Holdings Ltd.                                  870          33,852
Willis Group Holdings Ltd.                                  820          33,571
CIT Group, Inc.                                             725          29,145
RenaissanceRe Holdings Ltd.                                 430          28,126
Nasdaq Stock Market, Inc.*+                                 700          26,376
Raymond James Financial,
   Inc.+                                                    790          25,952
TFS Financial Corp.*                                      1,840          23,810
Annaly Mortgage Management,
   Inc.                                                   1,490          23,736
PartnerRe Ltd.+                                             290          22,907
Allied Capital Corp.+                                       730          21,455
First Marblehead Corp.+                                     473          17,941
Federated Investors, Inc. --
   Class B+                                                 450          17,865
Hospitality Properties Trust+                               430          17,480
Health Care REIT, Inc.+                                     380          16,811
Weingarten Realty Investors                                 380          15,755
Liberty Property Trust                                      385          15,481
Affiliated Managers Group,
   Inc.*+                                                   120          15,301
Allied World Assurance
   Holdings Ltd.                                            290          15,054
Rayonier, Inc.                                              310          14,892
CapitalSource, Inc.                                         729          14,755
Jefferies Group, Inc.+                                      530          14,750
Colonial BancGroup, Inc.+                                   675          14,594
Associated Banc-Corp.                                       490          14,519
Essex Property Trust, Inc.                                  120          14,108
                                                                  -------------
TOTAL COMMON STOCKS
(Cost $23,337,441)                                                   26,009,497
                                                                  -------------

VARIABLE ANNUITY FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.3%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90% due
   10/01/07                                        $     86,142   $      86,142
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $86,142)                                                           86,142
                                                                  -------------
SECURITIES LENDING COLLATERAL 11.3%
Investment in Securities Lending Short
Term
     Investment Portfolio held
     by U.S. Bank                                     2,953,575       2,953,575
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,953,575)                                                     2,953,575
                                                                  =============
TOTAL INVESTMENTS 111.1%
(Cost $26,377,158)                                                $  29,049,214
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (11.1)%                                               $  (2,909,067)
                                                                  -------------
NET ASSETS - 100.0%                                               $  26,140,147

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007.

      ADR - American Depository Receipt.

VARIABLE ANNUITY HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.6%

Pfizer, Inc.                                             62,319   $   1,522,453
Johnson & Johnson, Inc.                                  22,366       1,469,446
GlaxoSmithKline PLC -- SP
   ADR                                                   24,040       1,278,928
Novartis AG -- SP ADR                                    22,750       1,250,340
Sanofi-Aventis -- SP ADR                                 25,910       1,099,102
Merck & Co., Inc.                                        21,146       1,093,037
AstraZeneca PLC -- SP ADR                                20,730       1,037,951
Eli Lilly & Co.                                          17,614       1,002,765
Abbott Laboratories                                      18,546         994,437
UnitedHealth Group, Inc.                                 19,953         966,324
Genentech, Inc.*                                         11,688         911,898
Bristol-Myers Squibb Co.                                 31,352         903,565
Wyeth                                                    19,437         865,918
WellPoint, Inc.*                                         10,963         865,200
Medtronic, Inc.+                                         14,454         815,350
Amgen, Inc.*+                                            14,258         806,575
Stryker Corp.+                                           10,495         721,636
Schering-Plough Corp.+                                   21,204         670,683
Alcon, Inc. -- SP ADR+                                    4,485         645,481
Cardinal Health, Inc.                                     9,932         621,048
Gilead Sciences, Inc.*                                   14,530         593,841
Teva Pharmaceutical Industries
   Ltd. -- SP ADR+                                       13,070         581,223
McKesson Corp.                                            9,721         571,498
Baxter International, Inc.                                9,902         557,285
Express Scripts, Inc.*                                    9,976         556,860
St. Jude Medical, Inc.*                                  12,411         546,953
Genzyme Corp.*                                            8,800         545,248
Celgene Corp.*+                                           7,545         538,034
Aetna, Inc.                                               9,182         498,307
Medco Health Solutions, Inc.*                             5,428         490,637
Quest Diagnostics, Inc.+                                  8,438         487,463
Thermo Fisher Scientific, Inc.*                           8,084         466,608
Forest Laboratories, Inc.*                               12,162         453,521
Dade Behring Holdings, Inc.                               5,781         441,379
Laboratory Corporation of
   America Holdings*+                                     5,639         441,139
Biogen Idec, Inc.*                                        6,404         424,777
AmerisourceBergen Corp.                                   9,287         420,980
Amylin Pharmaceuticals, Inc.*+                            8,376         418,800
Becton, Dickinson & Co.+                                  5,060         415,173
Allergan, Inc.                                            6,334         408,353
Barr Pharmaceuticals, Inc.*                               7,141         406,394
Vertex Pharmaceuticals, Inc.*                            10,273         394,586
Covidien Ltd.*                                            9,504         394,416
Health Net, Inc.*                                         7,014         379,107
Henry Schein, Inc.*                                       6,190         376,600

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
IMS Health, Inc.                                         12,285   $     376,412
Zimmer Holdings, Inc.*                                    4,625         374,579
Boston Scientific Corp.*                                 26,770         373,442
Patterson Cos., Inc.*                                     9,547         368,610
Varian Medical Systems, Inc.*+                            8,751         366,579
Beckman Coulter, Inc.+                                    4,890         360,686
Cerner Corp.*+                                            5,868         350,965
Manor Care, Inc.                                          5,439         350,272
Kinetic Concepts, Inc.*+                                  5,861         329,857
PerkinElmer, Inc.                                        11,160         325,984
Omnicare, Inc.                                            9,802         324,740
CIGNA Corp.                                               6,091         324,589
Pharmaceutical Product
   Development, Inc.+                                     9,065         321,264
Endo Pharmaceuticals
   Holdings, Inc.*                                       10,327         320,240
ResMed, Inc.*+                                            7,272         311,751
Watson Pharmaceuticals, Inc.*                             9,587         310,619
Bausch & Lomb, Inc.                                       4,740         303,360
Millennium Pharmaceuticals,
   Inc.*+                                                29,744         301,902
Shire PLC -- SP ADR+                                      4,080         301,838
Lincare Holdings, Inc.*                                   8,015         293,750
Intuitive Surgical, Inc.*+                                1,273         292,790
Humana, Inc.*                                             4,174         291,679
Hillenbrand Industries, Inc.                              5,297         291,441
Community Health Systems,
   Inc.*+                                                 8,661         272,302
Sepracor, Inc.*+                                          9,467         260,343
King Pharmaceuticals, Inc.*+                             21,311         249,765
Coventry Health Care, Inc.*                               3,944         245,356
C.R. Bard, Inc.+                                          2,679         236,261
Elan Corp. PLC -SP ADR*                                  10,950         230,388
Waters Corp.*                                             2,944         197,012
DaVita, Inc.*                                             3,095         195,542
Applera Corp. - Applied
   Biosystems Group                                       5,546         192,113
DENTSPLY International, Inc.                              4,376         182,217
Hospira, Inc.*                                            4,345         180,100
Cytyc Corp.*                                              3,317         158,055
Covance, Inc.*+                                           1,873         145,907
WellCare Health Plans, Inc.*                              1,303         137,375
Cephalon, Inc.*+                                          1,658         121,133
Invitrogen Corp.*+                                        1,450         118,509
Millipore Corp.*+                                         1,491         113,018
Charles River Laboratories
   International, Inc.*+                                  1,968         110,503
Brookdale Senior Living, Inc.+                            2,600         103,506
Mylan Laboratories, Inc.                                  6,088          97,164
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $34,647,616)                                                42,465,237
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.7%
Collateralized by U.S. Treasury
   Obligations

Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90% due
   10/01/07                                        $    298,321   $     298,321
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $298,321)                                                      298,321
                                                                  -------------
SECURITIES LENDING COLLATERAL 10.6%
Investment in Securities Lending Short
Term
     Investment Portfolio held
     by U.S. Bank                                     4,541,656       4,541,656
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,541,656)                                                  4,541,656
                                                                  =============
TOTAL INVESTMENTS 110.9%
   (Cost $39,487,593)                                             $  47,305,214
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (10.9)%                                               $  (4,655,417)
                                                                  -------------
NET ASSETS - 100.0%                                               $  42,649,797

*     Non-Income Producing Security.

+ All or a portion of this security is on loan at September 30, 2007. ADR - American Depository Receipt


--------------------------------------------------------------------------------

VARIABLE ANNUITY INTERNET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 100.0%

Cisco Systems, Inc.*                                     69,838   $   2,312,336
Google, Inc. -- Class A*                                  3,121       1,770,450
Research In Motion Ltd.*                                 13,284       1,309,138
Qualcomm, Inc.                                           29,541       1,248,403
eBay, Inc.*+                                             31,038       1,211,103
Time Warner, Inc.                                        63,683       1,169,220
Amazon.com, Inc.*+                                       11,655       1,085,663
Yahoo!, Inc.*+                                           33,686         904,132
Juniper Networks, Inc.*+                                 21,876         800,880
Sun Microsystems, Inc.*                                 123,550         693,115
Broadcom Corp. -- Class A*                               18,830         686,165
Symantec Corp.*+                                         32,136         622,796
Qwest Communications
   International, Inc.*+                                 65,507         600,044
Intuit, Inc.*+                                           16,033         485,800
Expedia, Inc.*                                           14,740         469,911
Baidu.com - SP ADR*+                                      1,620         469,233
VeriSign, Inc.*+                                         13,069         440,948
IAC/ InterActiveCorp*+                                   13,216         392,119
Check Point Software
   Technologies Ltd.*+                                   14,836         373,570
McAfee, Inc.*                                            10,194         355,465
BEA Systems, Inc.*                                       25,500         353,685
CheckFree Corp.*+                                         7,028         327,083
Priceline.com, Inc.*+                                     3,531         313,376
Red Hat, Inc.*+                                          14,281         283,763
Monster Worldwide, Inc.*+                                 8,297         282,596
Ciena Corp.*                                              7,221         274,976
E*Trade Financial Corp.*+                                20,710         270,473
Akamai Technologies, Inc.*+                               8,835         253,830
F5 Networks, Inc.*                                        6,768         251,702
Foundry Networks, Inc.*+                                 13,965         248,158
HLTH Corp.*+                                             16,661         236,086
Digital River, Inc.*                                      4,498         201,285
Palm, Inc.*+                                             12,074         196,444
ValueClick, Inc.*+                                        8,650         194,279
j2 Global Communications,
   Inc.*+                                                 5,650         184,925
Netflix, Inc.*+                                           8,856         183,496
TIBCO Software, Inc.*+                                   23,002         169,985
CNET Networks, Inc.*                                     20,453         152,375
EarthLink, Inc.*                                         19,204         152,096
United Online, Inc.+                                      9,486         142,385
RealNetworks, Inc.*                                      20,820         141,160
Websense, Inc.*                                           6,921         136,551
S1 Corp.*                                                13,198         119,442
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $18,616,713)                                                22,470,642
                                                                  -------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.6%
Collaterized by U.S. Treasury
   Obligations

Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90%
   due 10/01/07                                    $    130,037   $     130,037
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $130,037)                                                      130,037
                                                                  -------------
SECURITIES LENDING COLLATERAL 24.8%
Investment in Securities Lending Short
Term
Investment Portfolio held by
U.S. Bank                                             5,578,010       5,578,010
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $5,578,010)                                                  5,578,010
                                                                  =============
TOTAL INVESTMENTS 125.4%
   (Cost $24,324,760)                                             $  28,178,689
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (25.4)%                                               $  (5,707,242)
                                                                  -------------
NET ASSETS - 100.0%                                               $  22,471,447

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007

VARIABLE ANNUITY LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Las Vegas Sands Corp.*+                                   6,647   $     886,843
McDonald's Corp.                                         15,116         823,369
Walt Disney Co.+                                         23,682         814,424
Time Warner, Inc.                                        41,766         766,824
News Corp. -- Class A                                    31,288         688,023
Carnival Corp.                                           11,280         546,290
Wynn Resorts Ltd.                                         3,279         516,639
MGM Mirage, Inc.*                                         5,636         504,084
Viacom, Inc. -- Class B*                                 12,060         469,978
Starbucks Corp.*+                                        16,606         435,077
Electronic Arts, Inc.*                                    7,743         433,531
Hilton Hotels Corp.                                       9,177         426,639
Yum! Brands, Inc.                                        12,330         417,124
Harrah's Entertainment, Inc.                              4,619         401,530
International Game
   Technology, Inc.                                       9,006         388,159
Marriott International, Inc. --
   Class A                                                8,920         387,752
Starwood Hotels & Resorts
   Worldwide, Inc.                                        5,321         323,251
Mattel, Inc.                                             12,244         287,244
Royal Caribbean Cruises Ltd.                              6,990         272,820
Tim Hortons, Inc.                                         7,710         268,693
Eastman Kodak Co.+                                       10,022         268,189
Activision, Inc.*+                                       12,166         262,664
Darden Restaurants, Inc.                                  5,571         233,202
Wyndham Worldwide Corp.                                   6,790         222,440
Station Casinos, Inc.                                     2,540         222,199
Penn National Gaming, Inc.*                               3,730         220,145
Hasbro, Inc.                                              6,973         194,407
Scientific Games Corp. --
   Class A*                                               5,080         191,008
DreamWorks Animation SKG,
   Inc. -- Class A*                                       5,512         184,211
Burger King Holdings, Inc.                                7,054         179,806
Boyd Gaming Corp.                                         4,080         174,828
Brinker International, Inc.                               6,108         167,604
Regal Entertainment Group --
   Class A+                                               7,630         167,478
Wendy's International, Inc.                               4,747         165,718
Life Time Fitness, Inc.*+                                 2,550         156,417
Bally Technologies Inc.*                                  4,408         156,175
Vail Resorts, Inc.*+                                      2,450         152,610
Choice Hotels International,
   Inc.+                                                  3,904         147,064
Oakley, Inc.                                              4,890         141,957
Orient-Express Hotels Ltd. -
   Class A                                                2,760         141,505

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
Gaylord Entertainment Co.*+                               2,630   $     139,969
Applebee's International, Inc.+                           5,432         135,148
WMS Industries, Inc.*                                     4,075         134,882
Jack in the Box, Inc.*                                    2,065         133,895
Marvel Entertainment, Inc.*                               5,600         131,264
Sonic Corp.*                                              5,430         127,062
Cheesecake Factory, Inc.*+                                5,286         124,062
Pinnacle Entertainment, Inc.*                             4,409         120,057
Brunswick Corp.+                                          5,214         119,192
THQ, Inc.*                                                4,594         114,758
Live Nation, Inc.*                                        5,330         113,263
Polaris Industries, Inc.+                                 2,552         111,318
International Speedway Corp.
   -- Class A                                             2,400         110,064
Ameristar Casinos, Inc.+                                  3,900         109,590
Panera Bread Co. -- Class A*+                             2,500         102,000
Take-Two Interactive Software,
   Inc.*+                                                 5,930         101,284
Callaway Golf Co.                                         6,193          99,150
Pool Corp.+                                               3,710          92,676
Bob Evans Farms, Inc.                                     3,019          91,113
CKE Restaurants, Inc.+                                    5,543          89,852
Ruby Tuesday, Inc.                                        4,470          81,980
CEC Entertainment, Inc.*                                  2,972          79,858
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $11,067,469)                                                16,270,358
                                                                  -------------
                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.8%
Collateralized by U.S. Treasury
Obligations

   Lehman Brothers Holdings,
   Inc. issued 09/28/07 at 3.90%
   due 10/01/07                                    $    136,104         136,104
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $136,104)                                                      136,104
                                                                  -------------
SECURITIES LENDING COLLATERAL 11.5%
Investment in Securities Lending Short
Term
     Investment Portfolio Held
     by U.S. Bank                                     1,874,909       1,874,909
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $1,874,909)                                                  1,874,909
                                                                  -------------
TOTAL INVESTMENTS 111.8%
   (Cost $13,078,482)                                             $  18,281,371
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (11.8)%                                               $  (1,928,059)
                                                                  -------------
NET ASSETS - 100.0%                                               $  16,353,312

*     Non-Income Producing Security.


--------------------------------------------------------------------------------

VARIABLE ANNUITY LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

+     All or a portion of this security is on loan at September 30, 2007


--------------------------------------------------------------------------------

VARIABLE ANNUITY PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.6%

Freeport-McMoRan Copper &
   Gold, Inc. -- Class B                                119,198   $  12,502,678
Newmont Mining Corp.                                    159,876       7,151,253
Barrick Gold Corp.                                      161,473       6,504,132
Goldcorp, Inc.+                                         195,616       5,978,025
Agnico-Eagle Mines Ltd.+                                 73,163       3,643,517
Yamana Gold, Inc.+                                      299,224       3,524,859
Gold Fields Ltd. -- SP ADR                              189,471       3,427,530
Kinross Gold Corp.*+                                    211,289       3,165,109
AngloGold Ashanti Ltd. -- SP
   ADR                                                   63,760       2,989,706
Pan American Silver Corp.*+                              75,003       2,167,587
Meridian Gold, Inc.*                                     64,783       2,144,317
Silver Wheaton Corp.*+                                  150,405       2,108,678
Coeur d'Alene Mines Corp.*+                             534,738       2,026,657
Silver Standard Resources,
   Inc.*+                                                53,719       2,003,182
Cia de Minas Buenaventura SA
   -- SP ADR                                             39,275       1,876,560
Royal Gold, Inc.+                                        53,184       1,741,776
Hecla Mining Co.*+                                      184,569       1,651,893
Novagold Resources, Inc.*+                               95,129       1,570,580
Randgold Resources Ltd. -- SP
   ADR                                                   46,627       1,549,881
Harmony Gold Mining Co. Ltd.
-- SP ADR*                                              125,348       1,492,895
Golden Star Resources Ltd.*+                            365,376       1,479,773
Apex Silver Mines Ltd.*+                                 67,330       1,309,569
Crystallex International Corp.*                         388,869       1,232,715
Iamgold Corp.                                           136,660       1,184,842
Stillwater Mining Co.*                                  113,997       1,173,029
Northgate Minerals Corp.*                               342,043         971,402
Eldorado Gold Corp.*                                    152,143         920,465
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $50,354,944)                                                77,492,610
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS
0.6%
Collateralized by U.S. Treasury
Obligations
Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90% due
   10/01/07                                       $     472,922         472,922
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $472,922)                                                      472,922
                                                                  -------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 15.1%
Investment in Securities Lending Short
Term
   Investment Portfolio held by
   U.S. Bank                                      $  11,718,528   $  11,718,528
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $11,718,528)                                                11,718,528
                                                                  -------------
TOTAL INVESTMENTS 115.3%
   (Cost $62,546,394)                                                89,684,060
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (15.3)%                                                 (11,920,541)
                                                                  -------------
NET ASSETS - 100.0%                                               $  77,763,519

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007.

      ADR - American Depository Receipt.


--------------------------------------------------------------------------------

VARIABLE ANNUITY RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Wal-Mart Stores, Inc.                                    21,036   $     918,221
CVS Corp.                                                14,888         590,011
Target Corp.+                                             8,283         526,550
Home Depot, Inc.+                                        16,020         519,689
Amazon.com, Inc.*+                                        5,552         517,169
Walgreen Co.                                             10,820         511,137
Lowe's Cos., Inc.                                        15,916         445,966
Costco Wholesale Corp.+                                   6,138         376,689
Best Buy Co., Inc.+                                       7,160         329,503
Kohl's Corp.*                                             4,884         280,000
Sears Holdings Corp.*+                                    2,162         275,006
The Gap, Inc.                                            14,835         273,557
TJX Cos., Inc.+                                           9,165         266,427
Staples, Inc.                                            12,264         263,553
J.C. Penney Co., Inc.+                                    4,014         254,367
GameStop Corp. -- Class A*                                4,444         250,419
Macy's, Inc.                                              7,736         250,028
Nordstrom, Inc.                                           5,130         240,546
Liberty Media Corp -
   Interactive*                                          11,960         229,752
Expedia, Inc.*                                            7,025         223,957
Bed Bath & Beyond, Inc.*+                                 6,235         212,738
Genuine Parts Co.                                         4,200         210,000
Sherwin-Williams Co.+                                     3,180         208,958
Abercrombie & Fitch Co. --
   Class A                                                2,486         200,620
Limited Brands, Inc.+                                     8,469         193,855
Tiffany & Co.                                             3,580         187,413
IAC/ InterActiveCorp*+                                    6,294         186,743
AutoZone, Inc.*+                                          1,575         182,921
American Eagle Outfitters, Inc.                           6,634         174,541
Guess?, Inc.+                                             3,090         151,503
Priceline.com, Inc.*+                                     1,680         149,100
Petsmart, Inc.+                                           4,648         148,271
Office Depot, Inc.*                                       6,785         139,907
Dollar Tree Stores, Inc.*+                                3,411         138,282
Williams-Sonoma, Inc.+                                    4,225         137,820
O'Reilly Automotive, Inc.*+                               4,008         133,907
Urban Outfitters, Inc.*                                   6,061         132,130
CarMax, Inc.*+                                            6,460         131,332
Big Lots, Inc.*+                                          4,290         128,014
Family Dollar Stores, Inc.+                               4,810         127,754
Dick's Sporting Goods, Inc.*+                             1,894         127,182
Ross Stores, Inc.+                                        4,819         123,559
AutoNation, Inc.*+                                        6,948         123,119
Advance Auto Parts, Inc.                                  3,643         122,259
Rite Aid Corp.*+                                         25,394         117,320
Men's Wearhouse, Inc.+                                    2,310         116,701
OfficeMax, Inc.                                           3,140         107,608
Barnes & Noble, Inc.                                      2,971         104,757

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
Saks, Inc.                                                5,970   $     102,386
BJ's Wholesale Club, Inc.*                                3,060         101,470
J. Crew Group, Inc.*+                                     2,410         100,015
AnnTaylor Stores Corp.*                                   3,072          97,290
Penske Auto Group, Inc.                                   4,750          96,140
Longs Drug Stores Corp.                                   1,922          95,466
Guitar Center, Inc.*                                      1,586          94,050
RadioShack Corp.+                                         4,540          93,796
Foot Locker, Inc.                                         6,040          92,593
Tractor Supply Co.*                                       1,994          91,903
Chico's FAS, Inc.*+                                       6,080          85,424
Bebe Stores, Inc.+                                        5,410          79,148
NutriSystem, Inc.*+                                       1,586          74,368
Dillard's, Inc. -- Class A+                               3,310          72,257
Collective Brands, Inc.*+                                 3,257          71,849
Aeropostale, Inc.*+                                       3,767          71,799
Rent-A-Center, Inc.*+                                     3,682          66,755
Charming Shoppes, Inc.*+                                  7,770          65,268
Tween Brands, Inc.*+                                      1,860          61,082
Circuit City Stores, Inc.+                                7,565          59,839
Pacific Sunwear of California,
   Inc.*+                                                 4,030          59,644
Coldwater Creek, Inc.*                                    4,554          49,456
Children's Place Retail Stores,
   Inc.*+                                                 1,692          41,082
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $10,066,378)                                                13,583,941
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS
1.1%
Collateralized by U.S. Treasury
   Obligations
Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90% due
   10/01/07                                       $     151,114         151,114
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $151,114)                                                      151,114
                                                                  -------------

SECURITIES LENDING COLLATERAL 25.2%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank                                          3,431,624       3,431,624
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,431,624)                                                     3,431,624
                                                                  -------------
TOTAL INVESTMENTS 125.8%
   (Cost $13,649,116)                                                17,166,679
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (25.8)%                                                  (3,517,913)
                                                                  -------------
NET ASSETS - 100.0%                                               $  13,648,766

*    Non-Income Producing Security.

+    All or a portion of this security is on loan at September 30, 2007.


--------------------------------------------------------------------------------

VARIABLE ANNUITY TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Microsoft Corp.                                          60,088   $   1,770,192
Cisco Systems, Inc.*                                     41,647       1,378,932
Nokia OYJ -- SP ADR+                                     32,920       1,248,656
International Business
   Machines Corp.+                                       10,502       1,237,136
Intel Corp.                                              42,901       1,109,420
Apple, Inc.*                                              7,182       1,102,724
Hewlett-Packard Co.                                      20,926       1,041,906
Google, Inc. -- Class A*                                  1,828       1,036,970
Oracle Corp.*                                            43,208         935,453
Dell, Inc.*                                              29,774         821,762
Taiwan Semiconductor
   Manufacturing Co. Ltd. -- SP
   ADR+                                                  78,776         797,213
SAP AG -- SP ADR+                                        13,370         784,418
Corning, Inc.                                            29,728         732,795
Research In Motion Ltd.*                                  7,330         722,371
Qualcomm, Inc.                                           16,179         683,725
Applied Materials, Inc.                                  32,032         663,062
eBay, Inc.*+                                             16,887         658,931
Adobe Systems, Inc.*                                     14,932         651,931
Infosys Technologies Ltd. --
   SP ADR                                                13,300         643,587
Telefonaktiebolaget LM
   Ericsson -- SP ADR+                                   15,420         613,716
Automatic Data Processing,
   Inc.                                                  13,288         610,318
Accenture Ltd. -- Class A+                               14,870         598,518
Texas Instruments, Inc.                                  15,513         567,621
EMC Corp*                                                26,887         559,250
Alcatel-Lucent                                           53,860         548,295
Tyco Electronics Ltd.                                    14,970         530,387
Motorola, Inc.                                           28,326         524,881
Paychex, Inc.+                                           12,732         522,012
SanDisk Corp.*+                                           9,266         510,557
Xerox Corp.*                                             29,219         506,657
STMicroelectronics NV -- SP
   ADR                                                   29,080         487,090
Cognizant Technology
   Solutions Corp. -- Class A*                            6,086         485,480
Analog Devices, Inc.+                                    12,579         454,857
Yahoo!, Inc.*+                                           16,902         453,650
KLA-Tencor Corp.+                                         8,029         447,858
Computer Sciences Corp.*                                  7,811         436,635
Satyam Computer Services Ltd.
   -- SP ADR                                             16,860         436,505
Network Appliance, Inc.*+                                15,752         423,886
Marvell Technology Group
   Ltd.*                                                 25,860         423,328

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                            19,127   $     417,734
NCR Corp.*                                                8,377         417,175
Linear Technology Corp.+                                 11,907         416,626
Harris Corp.                                              7,162         413,892
Maxim Integrated Products, Inc.                          14,076         413,131
National Semiconductor Corp.+                            15,163         411,221
Amdocs, Ltd.*+                                           11,010         409,462
Fiserv, Inc.*                                             8,019         407,846
Avaya, Inc.*                                             24,016         407,311
Micron Technology, Inc.*+                                36,250         402,375
CDW Corp.*                                                4,613         402,254
Microchip Technology, Inc.+                              11,060         401,699
Iron Mountain, Inc.*+                                    13,034         397,276
Lam Research Corp.*                                       7,425         395,456
Juniper Networks, Inc.*+                                 10,762         393,997
Fidelity National Information
   Services, Inc.                                         8,703         386,152
Check Point Software
   Technologies Ltd.*+                                   15,020         378,204
Alliance Data Systems Corp.*+                             4,864         376,668
Varian Semiconductor
   Equipment Associates, Inc.*                            6,933         371,054
Trimble Navigation Ltd.*                                  9,390         368,182
Nortel Networks Corp.*+                                  21,560         366,089
McAfee, Inc.*                                            10,481         365,472
VeriFone Holdings, Inc.*+                                 8,101         359,117
Nvidia Corp.*                                             9,837         356,493
Ceridian Corp.*                                          10,076         350,040
CheckFree Corp.*+                                         7,483         348,259
Intersil Corp. -- Class A                                10,254         342,791
Affiliated Computer Services,
   Inc. -- Class A*                                       6,652         334,196
Synopsys, Inc.*                                          12,156         329,184
Sun Microsystems, Inc.*                                  58,608         328,791
Nuance Communications, Inc.*+                            17,020         328,656
JDS Uniphase Corp.*                                      21,503         321,685
Red Hat, Inc.*+                                          16,134         320,583
Lexmark International, Inc.*                              7,706         320,030
Broadcom Corp. -- Class A*+                               8,707         317,283
Tellabs, Inc.*                                           33,251         316,550
Ciena Corp.*                                              8,300         316,064
Novellus Systems, Inc.*+                                 11,464         312,509
Electronic Arts, Inc.*+                                   5,418         303,354
Integrated Device Technology,
   Inc.*                                                 19,516         302,108
Ingram Micro, Inc. -- Class A*                           15,209         298,248
Akamai Technologies, Inc.*+                              10,180         292,471
F5 Networks, Inc.*                                        7,860         292,313
Equinix, Inc.*+                                           3,290         291,790
ASML Holding NV -- SP
   ADR*                                                   8,861         291,172


--------------------------------------------------------------------------------

VARIABLE ANNUITY TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
Diebold, Inc.+                                            6,344   $     288,144
CommScope, Inc.*                                          5,730         287,875
Symantec Corp.*+                                         14,496         280,932
Western Union Co.                                        13,020         273,029
Teradyne, Inc.*+                                         19,476         268,769
Polycom, Inc.*+                                           9,973         267,875
Convergys Corp.*                                         15,079         261,771
Compuware Corp.*                                         32,139         257,755
Seagate Technology+                                      10,040         256,823
Amkor Technology, Inc.*+                                 22,250         256,320
Unisys Corp.*                                            37,749         249,898
Agilent Technologies, Inc.*                               6,344         233,967
CA, Inc.+                                                 8,995         231,351
MEMC Electronic Materials,
   Inc.*                                                  3,897         229,377
NAVTEQ Corp.*                                             2,840         221,435
Autodesk, Inc.*                                           4,413         220,518
Infineon Technologies AG --
   SP ADR*+                                              12,830         220,419
AU Optronics Corp. -- SP
   ADR                                                   12,548         212,312
Baidu.com - SP ADR*+                                        690         199,859
MasterCard, Inc.+                                         1,290         190,881
Solectron Corp.*                                         48,431         188,881
Intuit, Inc.*                                             6,132         185,800
Altera Corp.                                              6,956         167,500
Citrix Systems, Inc.*+                                    3,922         158,135
VeriSign, Inc.*                                           4,665         157,397
Atmel Corp.*                                             28,744         148,319
Amphenol Corp. -- Class A                                 3,675         146,118
Xilinx, Inc.                                              5,462         142,777
Flextronics International Ltd.*+                         12,490         139,638
Advanced Micro Devices, Inc.*                             9,786         129,175
Activision, Inc.*                                         5,948         128,417
Western Digital Corp.*                                    5,017         127,030
Salesforce.com, Inc.*                                     2,440         125,221
BMC Software, Inc.*                                       3,981         124,327
Cadence Design Systems,
   Inc.*+                                                 5,349         118,694
Avnet, Inc.*                                              2,855         113,800
DST Systems, Inc.*+                                       1,252         107,434
Arrow Electronics, Inc.*                                  2,497         106,172
BEA Systems, Inc.*                                        7,180          99,587
Jabil Circuit, Inc.                                       4,289          97,961
LSI Logic Corp.*+                                        13,065          96,942
Cypress Semiconductor
   Corp.*+                                                3,277          95,721
Business Objects SA -- SP
   ADR*                                                   1,940          87,048
Hewitt Associates, Inc. -- Class
   A*                                                     1,990          69,750

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
Flir Systems, Inc.*+                                    1,240 $          68,684
ON Semiconductor Corp.*+                                  5,450          68,452
Cognos Inc*                                               1,640          68,109
Mettler Toledo International,
   Inc.*                                                    629          64,158
Global Payments, Inc.                                     1,340          59,255
Brocade Communications
   Systems, Inc.*                                         5,850          50,076
Anixter International, Inc.*+                               510          42,050
Factset Research Systems, Inc.+                             578          39,622
Riverbed Technology, Inc.*                                  900          36,351
Molex, Inc.+                                                948          25,530
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $45,964,197)                                                52,749,089
                                                                  -------------
                                                           FACE
                                                         AMOUNT
                                                   ------------
REPURCHASE AGREEMENTS
0.6%
Collateralized by U.S. Treasury
Obligations
Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90% due
   10/01/07                                        $    312,580         312,580
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $312,580)                                                      312,580
                                                                  -------------

SECURITIES LENDING COLLATERAL 16.2%
Investment in Securities Lending Short
Term
   Investment Portfolio held by
   U.S. Bank                                          8,577,709       8,577,709
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,577,709)                                                     8,577,709
                                                                  -------------
TOTAL INVESTMENTS 116.3%
   (Cost $54,854,486)                                                61,639,378
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (16.3)%                                                  (8,648,048)
                                                                  -------------
NET ASSETS - 100.0%                                               $  52,991,330

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007.

      ADR - American Depository Receipt.


--------------------------------------------------------------------------------

VARIABLE ANNUITY TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.5%

AT&T, Inc.                                              112,040   $   4,740,412
Cisco Systems, Inc.*                                    133,542       4,421,576
Vodafone Group PLC -- SP
   ADR+                                                 115,847       4,205,246
Nokia OYJ -- SP ADR+                                    106,944       4,056,386
Verizon Communications, Inc.                             75,950       3,363,066
Research In Motion Ltd.*                                 25,458       2,508,886
America Movil SAB de CV --
   SP ADR+                                               38,170       2,442,880
Qualcomm, Inc.                                           56,459       2,385,957
Telefonaktiebolaget LM
   Ericsson -- SP ADR+                                   54,590       2,172,682
Sprint Nextel Corp.+                                    104,023       1,976,437
Motorola, Inc.                                          104,182       1,930,492
Corning, Inc.                                            71,492       1,762,278
BCE, Inc.                                                41,340       1,655,667
Juniper Networks, Inc.*+                                 41,897       1,533,849
Alltel Corp.                                             20,576       1,433,736
American Tower Corp. --
   Class A*                                              28,522       1,241,848
Alcatel-Lucent+                                         115,658       1,177,398
Qwest Communications
   International, Inc.*+                                125,286       1,147,620
NII Holdings, Inc. -- Class B*                           12,760       1,048,234
Crown Castle International
   Corp.*+                                               25,334       1,029,320
Harris Corp.                                             14,208         821,080
Avaya, Inc.*                                             47,133         799,376
MetroPCS Communications,
   Inc.*+                                                29,060         792,757
Embarq Corp.                                             14,059         781,680
Windstream Corp.+                                        51,841         731,995
Tele Norte Leste Participacoes
   SA -- ADR                                             32,310         725,683
Level 3 Communications,
   Inc.*+                                               145,250         675,413
Nortel Networks Corp.*+                                  39,340         667,993
Leap Wireless International,
   Inc. -- Class B*                                       7,990         650,146
CenturyTel, Inc.                                         13,620         629,516
Citizens Communications Co.+                             43,070         616,762
Brasil Telecom Participacoes
   SA -- SP ADR                                           7,520         561,142
SBA Communications Corp.*+                               15,690         553,543
Telephone & Data Systems,
   Inc.                                                   8,168         545,214
Tellabs, Inc.*                                           57,142         543,992
JDS Uniphase Corp.*                                      35,713         534,267

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
Ciena Corp.*                                             13,883   $     528,665
Clearwire Corp.*+                                        20,640         504,442
F5 Networks, Inc.*                                       12,974         482,503
CommScope, Inc.*+                                         9,425         473,512
Riverbed Technology, Inc.*                               11,310         456,811
Polycom, Inc.*+                                          14,968         402,041
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $45,968,053)                                                59,712,503
                                                                  -------------
                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.2%
Collateralized by U.S. Treasury
   Obligations

   Lehman Brothers Holdings,
     Inc. issued 09/28/07 at
     3.90% due 10/01/07                            $    139,122         139,122
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $139,122)                                                      139,122
                                                                  -------------
SECURITIES LENDING COLLATERAL 19.0%
Investment in Securities Lending Short
Term
   Investment Portfolio held by
     U.S. Bank                                       11,388,545      11,388,545
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $11,388,545)                                                11,388,545
                                                                  -------------
TOTAL INVESTMENTS 118.7%
   (Cost $57,495,720)                                             $  71,240,170
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (18.7)%                                               $ (11,244,581)
                                                                  -------------
NET ASSETS - 100.0%                                               $  59,995,589

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007


--------------------------------------------------------------------------------

VARIABLE ANNUITY TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.7%

United Parcel Service, Inc. --
   Class B                                               13,102   $     983,960
Canadian National Railway Co.                            13,450         766,650
FedEx Corp.                                               7,220         756,295
Union Pacific Corp.                                       6,594         745,518
Burlington Northern Santa Fe
   Corp.+                                                 8,784         712,997
Norfolk Southern Corp.                                   11,722         608,489
CSX Corp.+                                               13,320         569,164
Expeditors International
   Washington, Inc.                                       9,790         463,067
Southwest Airlines Co.+                                  30,822         456,166
CH Robinson Worldwide, Inc.+                              7,798         423,353
Hertz Global Holdings, Inc.*                             15,020         341,254
UAL Corp.*+                                               6,991         325,291
AMR Corp.*                                               12,577         280,341
Delta Air Lines, Inc.*                                   14,793         265,534
Northwest Airlines Corp.*+                               14,501         258,118
J.B. Hunt Transport Services,
   Inc.                                                   9,310         244,853
Laidlaw International, Inc.                               6,567         231,290
Continental Airlines, Inc. --
   Class B*+                                              6,984         230,682
Ryder System, Inc.                                        4,587         224,763
Kansas City Southern*+                                    6,078         195,529
Landstar System, Inc.+                                    4,601         193,104
Alexander & Baldwin, Inc.+                                3,842         192,599
UTI Worldwide, Inc.+                                      8,280         190,274
Con-way, Inc.                                             4,088         188,048
US Airways Group, Inc.*                                   7,111         186,664
Avis Budget Group, Inc.*                                  8,028         183,761
SkyWest, Inc.                                             7,038         177,146
American Commercial Lines,
   Inc.*                                                  6,630         157,330
Knight Transportation, Inc.+                              9,052         155,785
JetBlue Airways Corp.*+                                  16,738         154,324
YRC Worldwide, Inc.*+                                     5,390         147,255
Werner Enterprises, Inc.                                  8,183         140,338
HUB Group, Inc. -- Class A*                               4,420         132,733
Atlas Air Worldwide Holdings
   Co., Inc.*                                             2,569         132,638
Alaska Air Group, Inc.*                                   5,289         122,123
Old Dominion Freight Line,
   Inc.*                                                  4,760         114,097
Copa Holdings SA                                          2,790         111,740
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $7,938,822)                                                 11,763,273
                                                                  -------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.3%
Collateralized by U.S. Treasury
   Obligations

Lehman Brothers Holdings, Inc.
   issued 09/28/2007 at 3.90%
   due 10/01/2007                                  $     35,609   $      35,609
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $35,609)                                                        35,609
                                                                  -------------
SECURITIES LENDING COLLATERAL 18.8%
Investment in Securities Lending Short
Term
     Investment Portfolio held
     by U.S. Bank                                     2,222,734       2,222,734
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,222,734)                                                  2,222,734
                                                                  -------------
TOTAL INVESTMENTS 118.8%
   (Cost $10,197,165)                                             $  14,021,616
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (18.8)%                                               $  (2,216,565)
                                                                  -------------
NET ASSETS - 100.0%                                               $  11,805,051

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007.


--------------------------------------------------------------------------------

VARIABLE ANNUITY UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Exelon Corp.                                             25,479   $   1,920,097
TXU Corp.                                                22,408       1,534,276
Southern Co.+                                            40,178       1,457,658
Dominion Resources, Inc.                                 17,279       1,456,620
FPL Group, Inc.                                          22,994       1,399,875
Duke Energy Corp.                                        71,070       1,328,298
Public Service Enterprise
   Group, Inc.                                           14,391       1,266,264
Entergy Corp.                                            11,584       1,254,431
FirstEnergy Corp.                                        18,491       1,171,220
American Electric Power Co.,
   Inc.                                                  25,381       1,169,556
PG&E Corp.                                               23,973       1,145,909
Edison International                                     20,627       1,143,767
PPL Corp.                                                24,331       1,126,525
Sempra Energy                                            18,083       1,050,984
Constellation Energy Group,
   Inc.                                                  12,247       1,050,670
Consolidated Edison, Inc.                                20,929         969,013
Progress Energy, Inc.+                                   20,314         951,711
AES Corp.*                                               47,070         943,283
Ameren Corp.+                                            17,515         919,537
NRG Energy, Inc.*                                        20,420         863,562
Mirant Corp.*                                            20,890         849,805
Xcel Energy, Inc.                                        38,383         826,770
Questar Corp.                                            15,458         812,009
Allegheny Energy, Inc.*                                  15,210         794,875
DTE Energy Co.+                                          16,290         789,088
Reliant Energy, Inc.*+                                   30,112         770,867
Equitable Resources, Inc.                                13,249         687,226
Wisconsin Energy Corp.                                   13,985         629,745
Pepco Holdings, Inc.                                     22,321         604,453
MDU Resources Group, Inc.                                21,570         600,509
NiSource, Inc.                                           31,188         596,938
Oneok, Inc.                                              12,506         592,784
CenterPoint Energy, Inc.+                                36,630         587,179
SCANA Corp.+                                             14,845         575,095
Dynegy Inc.*                                             61,824         571,254
Energy East Corp.                                        21,112         571,080
Northeast Utilities+                                     19,969         570,514
Alliant Energy Corp.+                                    14,665         561,963
National Fuel Gas Co.+                                   11,895         556,805
Energen Corp.                                             9,595         548,066
Integrys Energy Group, Inc.                              10,485         537,147
Pinnacle West Capital Corp.                              13,540         534,965
CMS Energy Corp.                                         30,715         516,626
Southern Union Co.                                       16,287         506,689
TECO Energy, Inc.+                                       29,777         489,236

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
Sierra Pacific Resources                                 30,405   $     478,271
Aqua America, Inc.+                                      20,920         474,466
AGL Resources, Inc.                                      11,876         470,527
Puget Energy, Inc.                                       18,909         462,703
OGE Energy Corp.+                                        13,639         451,451
DPL, Inc.+                                               17,081         448,547
UGI Corp.                                                16,914         439,426
Great Plains Energy, Inc.+                               14,662         422,412
Atmos Energy Corp.                                       14,709         416,559
Westar Energy, Inc.+                                     16,329         401,040
Nicor, Inc.+                                              8,809         377,906
Portland General Electric Co.                            12,870         357,786
PNM Resources, Inc.+                                     14,198         330,529
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $33,958,940)                                                45,336,567
                                                                  -------------
                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
1.1%
Collateralized by U.S.
   Treasury Obligations

Lehman Brothers Holdings,
   Inc. issued 09/28/07 at
   3.90% due 10/07                                 $    522,017         522,017
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $522,017)                                                      522,017
                                                                  -------------
SECURITIES LENDING COLLATERAL 12.8%
Investment in Securities Lending Short
Term
     Investment Portfolio Held
     by U.S. Bank                                     5,813,778       5,813,778
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,813,778)                                                     5,813,778
                                                                  -------------
TOTAL INVESTMENTS 113.4%
   (Cost $40,294,735)                                             $  51,672,362
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (13.4)%                                               $  (6,109,139)
                                                                  -------------
NET ASSETS - 100.0%                                               $  45,563,223

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007.


--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 94.5%

FINANCIALS 17.8%
   Bank of America Corp.                                  1,620   $      81,437
   J.P. Morgan Chase & Co.                                1,360          62,315
   Wells Fargo & Co.                                      1,440          51,293
   Citigroup, Inc.                                        1,050          49,003
   Wachovia Corp.+                                          880          44,132
   Merrill Lynch & Co., Inc.+                               480          34,214
   ProLogis+                                                460          30,521
   U.S. Bancorp+                                            840          27,325
   Genworth Financial, Inc. --
     Class A                                                880          27,042
   Hartford Financial Services
     Group, Inc.+                                           290          26,839
   Travelers Cos, Inc.                                      530          26,680
   KeyCorp+                                                 800          25,864
   American International
     Group, Inc.                                            370          25,030
   SunTrust Banks, Inc.                                     320          24,214
   PNC Financial Services
     Group, Inc.+                                           350          23,835
   Lincoln National Corp.                                   360          23,749
   Aspen Insurance Holdings
     Ltd.                                                   830          23,165
   Regions Financial Corp.+                                 780          22,994
   Franklin Resources, Inc.+                                180          22,950
   M&T Bank Corp.+                                          220          22,759
   American Capital Strategies,
     Ltd.+                                                  530          22,647
   Zions Bancorporation                                     320          21,974
   Senior Housing Properties
     Trust+                                                 990          21,839
   Max Capital Group Ltd.+                                  770          21,591
   National Retail Properties,
     Inc.+                                                  880          21,454
   A.G. Edwards, Inc.+                                      250          20,937
   PMI Group, Inc.                                          640          20,928
   Annaly Mortgage
     Management, Inc.                                     1,310          20,868
   Philadelphia Consolidated
     Holding Corp.*                                         500          20,670
   Alleghany Corp.*                                          50          20,300
   Hercules Technology Growth
     Capital, Inc.+                                       1,510          20,038
   Advanta Corp.                                            730          20,017
   East-West Bancorp, Inc.+                                 540          19,418
   FBL Financial Group, Inc. --
     Class A                                                490          19,350

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Navigators Group, Inc.*                                  350   $      18,988
   Nationwide Financial
     Services, Inc.                                         350          18,837
   Financial Federal Corp.+                                 670          18,767
   Banco Latinoamericano de
     Exportaciones SA                                     1,030          18,725
   Hospitality Properties Trust+                            460          18,699
   MainSource Financial Group,
     Inc.+                                                1,060          18,688
   Amerisafe, Inc.*                                       1,120          18,525
   Capital Trust, Inc. -- Class A                           520          18,460
   Allied World Assurance
     Holdings Ltd.                                          350          18,169
   Reinsurance Group of
     America, Inc.                                          320          18,141
   Resource Capital Corp.+                                1,610          18,129
   AmeriCredit Corp.*+                                    1,030          18,107
   Patriot Capital Funding, Inc.+                         1,340          17,916
   Gramercy Capital Corp.                                   710          17,871
   FirstFed Financial Corp.*+                               360          17,838
   Colonial Properties Trust+                               520          17,836
   NYMAGIC, Inc.                                            640          17,798
   Federal Agricultural
     Mortgage Corp.                                         600          17,616
   Arbor Realty Trust, Inc.                                 930          17,568
   First Citizens BancShares,
     Inc. -- Class A                                        100          17,440
   CNA Financial Corp.                                      430          16,908
   Taylor Capital Group, Inc.                               600          16,758
   Hersha Hospitality Trust                               1,650          16,335
   BRT Realty Trust                                         940          16,300
   HRPT Properties Trust+                                 1,640          16,220
   Imperial Capital Bancorp,
     Inc.                                                   570          16,103
   Capital Southwest Corp.+                                 130          15,959
   DiamondRock Hospitality
     Co.+                                                   910          15,843
   E*Trade Financial Corp.*+                              1,130          14,758
   UnumProvident Corp.                                      600          14,682
   NorthStar Realty Finance
     Corp.+                                               1,430          14,200
   Deerfield Triarc Capital
     Corp.+                                               1,490          13,485
   ACE Ltd.                                                 220          13,325
   Whitney Holding Corp.                                    490          12,926
   Anthracite Capital, Inc.+                              1,180          10,738
   Capital One Financial Corp.                              160          10,629
   MCG Capital Corp.                                        730          10,505
   Radian Group, Inc.+                                      420           9,778
   First Community Bancorp+                                 170           9,301
   Community Bancorp*                                       360           9,050
   NGP Capital Resources Co.                                530           8,602


--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   RAIT Financial Trust+                                  1,010   $       8,312
   ACA Capital Holdings,
     Inc.*+                                               1,340           8,161
   Morgan Stanley+                                          120           7,560
   Discover Financial Services*                             360           7,488
   Cowen Group, Inc.*                                       490           6,772
   Goldman Sachs Group, Inc.+                                30           6,502
   Asta Funding, Inc.+                                      160           6,131
   Triad Guaranty, Inc.*+                                   310           5,881
   Assurant, Inc.                                           100           5,350
   Allstate Corp.                                            40           2,288
   American Express Co.+                                     30           1,781
   iStar Financial, Inc.                                     40           1,360
   Bear Stearns Cos., Inc.                                   10           1,228
   Ocwen Financial Corp.*+                                   90             849
                                                                  -------------
TOTAL FINANCIALS                                                      1,683,578

INFORMATION TECHNOLOGY 16.0%
   Cisco Systems, Inc.*                                   2,290          75,822
   International Business
     Machines Corp.+                                        560          65,968
   Microsoft Corp.                                        2,150          63,339
   Hewlett-Packard Co.                                    1,120          55,765
   Oracle Corp.*                                          1,940          42,001
   eBay, Inc.*+                                             790          30,826
   Xerox Corp.*                                           1,650          28,611
   Google, Inc. -- Class A*                                  50          28,363
   Intel Corp.                                            1,010          26,119
   Applied Materials, Inc.                                1,240          25,668
   Electronic Data Systems Corp.                          1,150          25,116
   Computer Sciences Corp.*                                 440          24,596
   Accenture Ltd. -- Class A+                               610          24,552
   Imergent, Inc.+                                        1,030          23,103
   Western Digital Corp.*                                   910          23,041
   Apple, Inc.*                                             150          23,031
   Lam Research Corp.*                                      430          22,902
   Avaya, Inc.*                                           1,350          22,896
   Network Appliance, Inc.*+                                840          22,604
   Intersil Corp. -- Class A                                670          22,398
   Parametric Technology Corp.*                           1,270          22,123
   Amkor Technology, Inc.*+                               1,910          22,003
   Cadence Design Systems,
     Inc.*+                                                 990          21,968
   Comtech Telecommunications
     Corp.*+                                                410          21,931
   Avnet, Inc.*                                             550          21,923
   Arrow Electronics, Inc.*                                 510          21,685
   Fiserv, Inc.*                                            420          21,361
   Novellus Systems, Inc.*+                                 740          20,172
   Insight Enterprises, Inc.*                               780          20,132

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Brooks Automation, Inc.*                               1,410   $      20,078
   EMC Corp*                                                960          19,968
   Brocade Communications
     Systems, Inc.*                                       2,320          19,859
   Harris Corp.                                             340          19,649
   SPSS, Inc.*                                              470          19,336
   THQ, Inc.*+                                              770          19,235
   AVX Corp.                                              1,190          19,159
   Vignette Corp.*                                          940          18,866
   Checkpoint Systems, Inc.*+                               710          18,737
   Total System Services, Inc.                              670          18,613
   SI International, Inc.*                                  650          18,570
   Methode Electronics, Inc. --
     Class A                                              1,230          18,511
   ADC Telecommunications,
     Inc.*                                                  940          18,433
   CommScope, Inc.*                                         350          17,584
   RealNetworks, Inc.*                                    2,560          17,357
   Vishay Intertechnology, Inc.*                          1,300          16,939
   Teradyne, Inc.*                                        1,210          16,698
   Entegris, Inc.*                                        1,910          16,579
   Arris Group, Inc.*+                                    1,330          16,426
   EMS Technologies, Inc.*                                  660          16,190
   Mattson Technology, Inc.*                              1,840          15,916
   Authorize.Net Holdings, Inc.*                            900          15,867
   Rudolph Technologies, Inc.*+                           1,140          15,766
   Convergys Corp.*                                         900          15,624
   Symantec Corp.*                                          800          15,504
   JDA Software Group, Inc.*                                740          15,288
   Photronics, Inc.*+                                     1,320          15,061
   MKS Instruments, Inc.*+                                  790          15,026
   Intevac, Inc.*                                           980          14,896
   Optium Corp.*+                                         1,420          14,740
   Compuware Corp.*                                       1,810          14,516
   eSpeed, Inc. -- Class A*                               1,610          13,733
   Sybase, Inc.*+                                           570          13,184
   MPS Group, Inc.*+                                      1,180          13,157
   Advanced Energy Industries,
     Inc.*                                                  870          13,137
   PC Connection, Inc.*                                   1,020          12,750
   The Knot, Inc.*                                          380           8,079
   Tellabs, Inc.*                                           760           7,235
   Ciber, Inc.*                                             860           6,717
   Lexmark International, Inc.*+                            150           6,230
   Fair Isaac Corp.+                                        150           5,417
   Silicon Storage Technology,
     Inc.*                                                1,400           4,508
   LSI Logic Corp.*                                         500           3,710
   TIBCO Software, Inc.*+                                   390           2,882
   Qualcomm, Inc.                                            60           2,536


--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Synopsys, Inc.*                                           60   $       1,625
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          1,519,910

CONSUMER DISCRETIONARY 12.5%
   Walt Disney Co.+                                       1,080          37,141
   Time Warner, Inc.                                      1,990          36,536
   McDonald's Corp.                                         660          35,950
   Comcast Corp. -- Class A*+                             1,420          34,336
   DIRECTV Group, Inc.*                                   1,010          24,523
   Starwood Hotels & Resorts
     Worldwide, Inc.                                        400          24,300
   Wynn Resorts Ltd.                                        150          23,634
   CBS Corp.+                                               750          23,625
   Expedia, Inc.*                                           740          23,591
   Genuine Parts Co.                                        470          23,500
   Gannett Co., Inc.                                        520          22,724
   Clear Channel
     Communications, Inc.                                   600          22,464
   American Greetings Corp. --
     Class A                                                840          22,176
   Mattel, Inc.                                             930          21,818
   Sherwin-Williams Co.+                                    330          21,684
   American Eagle Outfitters,
     Inc.                                                   810          21,311
   CBRL Group, Inc.                                         520          21,216
   IAC/ InterActiveCorp*                                    710          21,066
   Black & Decker Corp.                                     250          20,825
   Kohl's Corp.*                                            360          20,639
   Autoliv, Inc.                                            340          20,315
   Macy's, Inc.                                             620          20,038
   Scholastic Corp.*                                        570          19,870
   Dillard's, Inc. -- Class A+                              900          19,647
   Conn's, Inc.*+                                           820          19,590
   Mohawk Industries, Inc.*+                                240          19,512
   Big Lots, Inc.*+                                         640          19,098
   Jos. A. Bank Clothiers,
     Inc.*+                                                 570          19,049
   Bob Evans Farms, Inc.                                    630          19,013
   IHOP Corp.+                                              300          18,999
   Churchill Downs, Inc.                                    380          18,985
   AnnTaylor Stores Corp.*                                  590          18,685
   Polo Ralph Lauren Corp.                                  240          18,660
   Weyco Group, Inc.                                        590          18,532
   Staples, Inc.                                            860          18,481
   News Corp. -- Class A                                    830          18,252
   Monarch Casino & Resort,
     Inc.*                                                  640          18,208
   Movado Group, Inc.                                       570          18,194
   Perry Ellis International, Inc.*                         650          18,011
   Helen of Troy Ltd.*+                                     920          17,765
   Office Depot, Inc.*                                      840          17,321

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Meredith Corp.                                           300   $      17,190
   Books-A-Million, Inc.                                  1,230          16,273
   Jackson Hewitt Tax Service,
     Inc.+                                                  560          15,658
   Hasbro, Inc.+                                            550          15,334
   NVR, Inc.*+                                               30          14,108
   Service Corporation
     International                                        1,080          13,932
   Stewart Enterprises, Inc. --
     Class A                                              1,670          12,725
   Dress Barn, Inc.*                                        730          12,417
   Stanley Works+                                           220          12,349
   West Marine, Inc.*                                     1,060          12,243
   Aftermarket Technology
     Corp.*                                                 380          12,061
   Kellwood Co.                                             700          11,935
   Children's Place Retail Stores,
     Inc.*+                                                 490          11,897
   OfficeMax, Inc.                                          320          10,966
   Core-Mark Holding Co., Inc.*                             310          10,921
   Standard Motor Products, Inc.                          1,060           9,964
   Jarden Corp.*                                            320           9,901
   Warnaco Group, Inc.*                                     250           9,768
   Systemax, Inc.+                                          430           8,789
   Darden Restaurants, Inc.                                 200           8,372
   Thor Industries, Inc.+                                   130           5,849
   Getty Images, Inc.*                                      200           5,568
   G-III Apparel Group Ltd.*                                250           4,923
   Family Dollar Stores, Inc.+                              140           3,718
   ValueVision Media, Inc. --
     Class A*                                               480           3,557
   J.C. Penney Co., Inc.+                                    50           3,169
   Marriott International, Inc. --
     Class A                                                 70           3,043
   Home Depot, Inc.+                                         90           2,920
   Starbucks Corp.*+                                         70           1,834
   Snap-On, Inc.                                             30           1,486
   CKE Restaurants, Inc.+                                    80           1,297
   DG FastChannel, Inc.*                                     50           1,179
   Brinker International, Inc.                               30             823
   Charming Shoppes, Inc.*                                   80             672
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          1,186,125

INDUSTRIALS 11.8%
   General Electric Co.                                   2,550         105,570
   CSX Corp.+                                               750          32,047
   Eaton Corp.                                              290          28,722
   Lockheed Martin Corp.                                    260          28,207
   General Dynamics Corp.                                   330          27,875
   Cummins, Inc.                                            210          26,857
   Parker Hannifin Corp.                                    240          26,839


--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Illinois Tool Works, Inc.                                450   $      26,838
   Union Pacific Corp.                                      230          26,004
   L-3 Communications
     Holdings, Inc.                                         250          25,535
   Raytheon Co.+                                            400          25,528
   FedEx Corp.                                              240          25,140
   Northrop Grumman Corp.                                   320          24,960
   Danaher Corp.                                            290          23,986
   Cooper Industries Ltd. --
     Class A+                                               460          23,501
   Norfolk Southern Corp.                                   450          23,359
   SPX Corp.                                                250          23,140
   AMETEK, Inc.                                             510          22,042
   Deluxe Corp.                                             590          21,736
   Perini Corp.*                                            370          20,694
   Thomas & Betts Corp.*                                    350          20,524
   DRS Technologies, Inc.+                                  370          20,394
   Belden, Inc.                                             430          20,171
   Aerovironment, Inc.*                                     870          20,019
   Manitowoc Co., Inc.                                      450          19,926
   Gardner Denver, Inc.*                                    510          19,890
   Goodman Global, Inc.*                                    830          19,820
   Continental Airlines, Inc. --
     Class B*+                                              600          19,818
   Steelcase, Inc. -- Class A+                            1,090          19,598
   Teleflex, Inc.                                           250          19,480
   CDI Corp.+                                               680          18,958
   URS Corp.*                                               330          18,629
   Columbus McKinnon Corp.
     -- Class A*                                            740          18,419
   School Specialty, Inc.*                                  520          18,008
   On Assignment, Inc.*                                   1,920          17,933
   Spherion Corp.*                                        2,140          17,676
   Republic Airways Holdings,
     Inc.*                                                  820          17,359
   ABM Industries, Inc.                                     850          16,983
   Cascade Corp.                                            260          16,944
   Tredegar Corp.                                           970          16,733
   Manpower, Inc.                                           250          16,088
   Copa Holdings SA                                         380          15,219
   Honeywell International,
     Inc.+                                                  230          13,678
   NACCO Industries, Inc. --
     Class A                                                130          13,452
   WESCO International, Inc.*+                              250          10,735
   Precision Castparts Corp.                                 60           8,879
   Boeing Co.                                                80           8,399
   CBIZ, Inc.*+                                             920           7,314
   UAL Corp.*                                               150           6,980
   Con-way, Inc.                                            130           5,980
   Robbins & Myers, Inc.                                    100           5,729

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Crane Co.                                                110   $       5,277
   Burlington Northern Santa Fe
     Corp.+                                                  60           4,870
   United Technologies Corp.                                 60           4,829
   Caterpillar, Inc.                                         60           4,706
   3M Co.+                                                   40           3,743
   Allied Waste Industries, Inc.*                           270           3,443
   Tyco International Ltd.+                                  50           2,217
   Atlas Air Worldwide
     Holdings Co., Inc.*                                     40           2,065
   Beacon Roofing Supply,
     Inc.*+                                                 150           1,533
   Kelly Services, Inc.                                      60           1,189
   Hardinge, Inc.                                            30           1,045
   Robert Half International,
     Inc.+                                                   30             896
                                                                  -------------
TOTAL INDUSTRIALS                                                     1,114,128

HEALTH CARE 10.4%
   Pfizer, Inc.                                           2,500          61,075
   Johnson & Johnson, Inc.                                  670          44,019
   Amgen, Inc.*+                                            630          35,639
   UnitedHealth Group, Inc.                                 730          35,354
   Schering-Plough Corp.                                  1,010          31,946
   WellPoint, Inc.*                                         390          30,779
   Baxter International, Inc.                               510          28,703
   Aetna, Inc.                                              480          26,050
   Humana, Inc.*                                            370          25,856
   Thermo Fisher Scientific,
     Inc.*+                                                 430          24,820
   Zimmer Holdings, Inc.*                                   290          23,487
   Biogen Idec, Inc.*                                       350          23,215
   AMERIGROUP Corp.*                                        650          22,412
   WellCare Health Plans, Inc.*                             200          21,086
   Steris Corp.+                                            770          21,044
   Martek Biosciences Corp.*+                               720          20,902
   CIGNA Corp.                                              390          20,783
   Perrigo Co.                                              970          20,709
   Cephalon, Inc.*+                                         280          20,457
   Omnicell, Inc.*                                          710          20,263
   Res-Care, Inc.*                                          860          19,642
   Arrow International, Inc.                                430          19,561
   Sciele Pharma, Inc.*+                                    750          19,515
   Zoll Medical Corp.*                                      740          19,181
   Cutera, Inc.*                                            730          19,133
   Conmed Corp.*                                            670          18,753
   Albany Molecular Research,
     Inc.*                                                1,180          17,818
   McKesson Corp.                                           300          17,637
   Salix Pharmaceuticals Ltd.*+                           1,410          17,512
   Affymax, Inc.*                                           640          17,318


--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Mylan Laboratories, Inc.                               1,040   $      16,598
   Analogic Corp.                                           260          16,578
   Noven Pharmaceuticals, Inc.*                           1,040          16,567
   Healthspring, Inc.*                                      820          15,990
   Greatbatch, Inc.*+                                       600          15,954
   Merck & Co., Inc.                                        300          15,507
   King Pharmaceuticals, Inc.*+                           1,230          14,416
   Watson Pharmaceuticals,
     Inc.*                                                  420          13,608
   Bio-Rad Laboratories, Inc. --
     Class A*                                               150          13,575
   Viropharma, Inc.*                                      1,480          13,172
   Emergent Biosolutions, Inc.*                           1,410          12,521
   Medical Action Industries,
     Inc.*                                                  480          11,357
   Air Methods Corp. -- SP
     ADR*                                                   230          10,626
   HLTH Corp.*+                                             720          10,202
   DENTSPLY International,
     Inc.                                                   230           9,577
   Cubist Pharmaceuticals,
     Inc.*+                                                 450           9,508
   Abbott Laboratories                                      140           7,507
   Genentech, Inc.*                                          80           6,242
   Medtronic, Inc.                                           70           3,949
   AmerisourceBergen Corp.                                   60           2,720
   Wyeth                                                     50           2,227
   Millennium Pharmaceuticals,
     Inc.*+                                                 190           1,929
                                                                  -------------
TOTAL HEALTH CARE                                                       984,999

ENERGY 8.6%
   Exxon Mobil Corp.                                      1,810         167,534
   Chevron Corp.+                                           830          77,671
   ConocoPhillips                                           670          58,806
   National-Oilwell Varco, Inc.*                            250          36,125
   Occidental Petroleum Corp.                               500          32,040
   GlobalSantaFe Corp.                                      390          29,648
   Marathon Oil Corp.                                       510          29,080
   Valero Energy Corp.                                      420          28,216
   ENSCO International, Inc.+                               420          23,562
   Pride International, Inc.*                               590          21,565
   Golar LNG Ltd.+                                          960          21,427
   Patterson-UTI Energy, Inc.+                              900          20,313
   Tesoro Corp.                                             440          20,249
   Global Industries Ltd.*+                                 770          19,835
   Tidewater, Inc.+                                         310          19,480
   GulfMark Offshore, Inc.*                                 400          19,464
   SEACOR Holdings, Inc.*                                   200          19,020
   Schlumberger Ltd.+                                       180          18,900

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Overseas Shipholding Group,
     Inc.+                                                  240   $      18,439
   Holly Corp.                                              300          17,949
   Bronco Drilling Co., Inc.*+                            1,210          17,908
   Allis-Chalmers Energy,
     Inc.*+                                                 930          17,614
   Delek US Holdings, Inc.                                  680          17,054
   Alon USA Energy, Inc.                                    480          16,214
   Trico Marine Services, Inc.*+                            480          14,304
   USEC, Inc.*+                                           1,140          11,685
   Plains Exploration &
     Production Co.*+                                       190           8,402
   Callon Petroleum Co.*                                    380           5,290
   Mariner Energy, Inc.*+                                   240           4,970
   T-3 Energy Services, Inc. --
     Class A*                                                40           1,706
                                                                  -------------
TOTAL ENERGY                                                            814,470

CONSUMER STAPLES 6.3%
   Altria Group, Inc.                                       860          59,796
   Procter & Gamble Co.                                     680          47,831
   CVS Corp.                                                910          36,063
   Safeway, Inc.                                            850          28,143
   Kroger Co.+                                              850          24,242
   Loews Corp. - Carolina
     Group                                                  290          23,847
   Molson Coors Brewing Co.
     -- Class B                                             230          22,924
   General Mills, Inc.                                      390          22,624
   Coca-Cola Co.                                            380          21,839
   Cal-Maine Foods, Inc.+                                   850          21,454
   Pepsi Bottling Group, Inc.+                              570          21,187
   Energizer Holdings, Inc.*                                190          21,061
   Church & Dwight Co., Inc.                                440          20,698
   Corn Products International,
     Inc.                                                   440          20,183
   Herbalife Ltd.                                           440          20,002
   Village Super Market                                     380          19,760
   TreeHouse Foods, Inc.*                                   730          19,746
   J.M. Smucker Co.                                         360          19,231
   NBTY, Inc.*                                              470          19,082
   PepsiCo, Inc.                                            260          19,048
   Winn-Dixie Stores, Inc.*+                                960          17,971
   Del Monte Foods Co.                                    1,500          15,750
   Central Garden and Pet Co. -
     Class A*+                                            1,650          14,817
   Prestige Brands Holdings,
     Inc. -- Class A*+                                    1,270          13,945
   Wal-Mart Stores, Inc.                                    300          13,095
   Kimberly-Clark Corp.                                      80           5,621
   Central European Distribution
     Corp.*+                                                 80           3,833


--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Universal Corp.                                           40   $       1,958
   Imperial Sugar Co., Inc.+                                 30             784
                                                                  -------------
TOTAL CONSUMER STAPLES                                                  596,535

MATERIALS 4.4%
   Dow Chemical Co.                                         690          29,711
   Freeport-McMoRan Copper
     & Gold, Inc. -- Class B                                280          29,369
   United States Steel Corp.+                               250          26,485
   Albemarle Corp.                                          520          22,984
   Nucor Corp.                                              370          22,004
   International Paper Co.+                                 610          21,881
   Lubrizol Corp.                                           330          21,470
   Cytec Industries, Inc.                                   310          21,201
   Rock-Tenn Co. -- Class A                                 710          20,519
   Ashland, Inc.                                            330          19,869
   Carpenter Technology Corp.                               150          19,501
   Temple-Inland, Inc.+                                     370          19,473
   Celanese Corp.                                           480          18,710
   Cabot Corp.                                              520          18,476
   Headwaters, Inc.*+                                     1,110          16,517
   PolyOne Corp.*                                         2,200          16,434
   Reliance Steel & Aluminum
     Co.                                                    280          15,831
   Mercer International, Inc.*+                           1,550          14,648
   AEP Industries, Inc.*                                    310          13,125
   Buckeye Technologies, Inc.*                              740          11,204
   Sonoco Products Co.                                      350          10,563
   CF Industries Holdings, Inc.                             100           7,591
   Pactiv Corp.*                                             80           2,293
                                                                  -------------
TOTAL MATERIALS                                                         419,859

UTILITIES 3.7%
   Mirant Corp.*                                            610          24,815
   FPL Group, Inc.                                          390          23,743
   Duke Energy Corp.+                                     1,270          23,736
   DTE Energy Co.+                                          480          23,251
   WGL Holdings, Inc.                                       640          21,690
   FirstEnergy Corp.+                                       340          21,536
   TECO Energy, Inc.+                                     1,270          20,866
   Alliant Energy Corp.                                     540          20,693
   Energen Corp.                                            360          20,563
   Avista Corp.                                           1,010          20,553
   Energy East Corp.                                        750          20,287
   Sierra Pacific Resources                               1,270          19,977
   Puget Energy, Inc.                                       800          19,576
   AGL Resources, Inc.                                      490          19,414
   Portland General Electric Co.                            690          19,182
   Reliant Energy, Inc.*                                    570          14,592
   Atmos Energy Corp.                                       390          11,045

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Allete, Inc.+                                            160   $       7,162
                                                                  -------------
TOTAL UTILITIES                                                         352,681

TELECOMMUNICATION SERVICES 3.0%
   AT&T, Inc.                                             2,190          92,659
   Telephone & Data Systems,
     Inc.                                                   340          22,695
   NTELOS Holdings Corp.                                    710          20,917
   CenturyTel, Inc.                                         450          20,799
   Verizon Communications,
     Inc.                                                   460          20,369
   Atlantic Tele-Network, Inc.                              530          19,265
   Shenandoah
     Telecommunications Co.+                                860          18,714
   Syniverse Holdings, Inc.*                              1,130          17,967
   Sprint Nextel Corp.+                                     800          15,200
   U.S. Cellular Corp.*+                                    154          15,123
   USA Mobility, Inc.                                       730          12,315
   American Tower Corp. --
     Class A*                                               160           6,966
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        282,989

TOTAL COMMON STOCKS
   (Cost $8,608,780)                                                  8,955,274
                                                                  -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
5.6%
Collateralized by U.S. Treasury
   Obligations
Mizuho Financial Group, Inc.
   issued 09/28/07 at 3.96% due
   10/01/07                                         $   148,346         148,346
Lehman Brothers Holdings,
   Inc. issued 09/28/07 at 3.90%
   due 10/01/07                                          87,116          87,116
UBS, Inc. issued 09/28/07 at
   3.89% due 10/01/07                                   148,346         148,346
Morgan Stanley issued
   09/28/07 at 3.80% due
   10/01/07                                             148,346         148,346
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $532,154)                                                      532,154
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 13.7%
Investment in Securities Lending
Short Term
Investment Portfolio held by U.S.
   Bank                                             $ 1,300,867   $   1,300,867
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,300,867)                                                     1,300,867
                                                                  -------------

TOTAL INVESTMENTS 113.8%
   (Cost $10,441,801)                                                10,788,295
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (13.8)%                                                  (1,306,559)
                                                                  -------------
NET ASSETS - 100.0%                                                   9,481,736

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                      CONTRACTS     GAIN (LOSS)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2007 S&P 500 Index
Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $230,737)                                        3   $        (755)
December 2007 Russell 2000
Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $161,900)                                        2           4,919
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$392,637)                                                         $       4,164
                                                                  -------------

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007.


--------------------------------------------------------------------------------

VARIABLE ANNUITY SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 96.9%

INDUSTRIALS 33.0%
   Fluor Corp.                                           16,700   $   2,404,466
   Foster Wheeler Ltd.*                                  16,100       2,113,608
   Jacobs Engineering Group,
     Inc.*+                                              26,300       1,987,754
   KBR Inc.*                                             47,301       1,833,860
   Shaw Group, Inc.*+                                    26,900       1,562,890
   Quanta Services, Inc.*                                58,881       1,557,402
   Kirby Corp.*+                                         34,917       1,541,236
   ABB Ltd. -- SP ADR                                    58,000       1,521,340
   Diana Shipping, Inc.+                                 52,909       1,507,907
   Alexander & Baldwin, Inc.+                            27,502       1,378,675
   Emerson Electric Co.                                  24,145       1,284,997
   DryShips, Inc.+                                       13,600       1,235,560
   Chicago Bridge & Iron, Co.
     N.V.                                                28,400       1,222,904
   Seaspan Corp.                                         36,132       1,188,743
   URS Corp.*                                            19,100       1,078,195
   Washington Group
     International, Inc.*                                11,400       1,001,034
   Horizon Lines, Inc. -- Class
     A+                                                  31,300         955,589
   EMCOR Group, Inc.*                                    25,000         784,000
   Granite Construction, Inc.                            14,700         779,394
   Perini Corp.*                                         13,042         729,439
   Genco Shipping & Trading
     Ltd.+                                               10,081         660,608
   Rockwell Automation, Inc.                              8,980         624,200
   First Solar, Inc.*+                                    4,900         576,926
   Cooper Industries Ltd. --
     Class A+                                            10,700         546,663
   Roper Industries, Inc.+                                7,300         478,150
   Suntech Power Holdings
     Co. Ltd. - SP ADR*+                                 11,900         474,810
   Eagle Bulk Shipping, Inc.+                            17,193         442,548
   AMETEK, Inc.+                                          9,700         419,234
   Thomas & Betts Corp.*                                  6,200         363,568
   General Cable Corp.*+                                  5,200         349,024
   Quintana Maritime Ltd.+                               18,287         348,733
   Insituform Technologies,
     Inc. -- Class A*+                                   21,500         327,445
   Hubbell, Inc. -- Class B                               5,700         325,584
   Acuity Brands, Inc.+                                   5,300         267,544
   Belden, Inc.+                                          5,600         262,696
   Genlyte Group, Inc.*                                   3,800         244,188
   Baldor Electric Co.+                                   6,100         243,695
                                                                  -------------

TOTAL INDUSTRIALS                                                    34,624,609
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
MATERIALS 24.8%
   BHP Billiton Ltd. -- SP
     ADR+                                                43,878   $   3,448,811
   Companhia Vale do Rio
     Doce -- SP ADR                                      90,006       3,053,904
   Anglo American PLC --
     SP ADR                                              69,832       2,335,880
   Barrick Gold Corp.                                    38,300       1,542,724
   Goldcorp, Inc.+                                       36,800       1,124,608
   Monsanto Co.+                                         12,400       1,063,176
   ArcelorMittal+                                        12,000         940,320
   E.I. du Pont de Nemours
     and Co.                                             18,700         926,772
   Potash Corporation of
     Saskatchewan+                                        8,200         866,740
   Dow Chemical Co.                                      20,000         861,200
   Rio Tinto PLC -- SP ADR+                               2,500         858,500
   POSCO -- SP ADR                                        4,300         768,711
   Praxair, Inc.                                          8,600         720,336
   The Mosaic Co.*                                       12,849         687,678
   Air Products & Chemicals,
     Inc.                                                 6,700         654,992
   Alcan, Inc.                                            6,000         600,480
   Southern Copper Corp.+                                 4,700         582,001
   Ecolab, Inc.+                                         10,200         481,440
   Alcoa, Inc.                                           12,200         477,264
   Lyondell Chemical Co.                                 10,200         472,770
   PPG Industries, Inc.                                   6,100         460,855
   Rohm & Haas Co.                                        8,200         456,494
   Agrium, Inc.                                           7,700         418,726
   Teck Cominco Ltd. - Class
     B+                                                   8,384         400,001
   Sigma-Aldrich Corp.                                    7,000         341,180
   Huntsman Corp.                                        12,800         339,072
   Newmont Mining Corp.                                   7,200         322,056
   Eastman Chemical Co.                                   4,700         313,631
   Nucor Corp.                                            5,000         297,350
   Freeport-McMoRan Copper
     & Gold, Inc. -- Class B                              1,943         203,801
                                                                  -------------

TOTAL MATERIALS                                                      26,021,473
                                                                  -------------
INFORMATION TECHNOLOGY 16.0%
   International Business
     Machines Corp.                                      12,000       1,413,600
   Apple, Inc.*                                           8,900       1,366,506
   Hewlett-Packard Co.                                   25,900       1,289,561
   Cisco Systems, Inc.*                                  38,400       1,271,424
   Nokia OYJ -- SP ADR+                                  31,800       1,206,174
   Dell, Inc.*                                           30,900         852,840
   Qualcomm, Inc.                                        18,200         769,132
   EMC Corp*                                             36,700         763,360
   Research In Motion Ltd.*                               7,500         739,125


--------------------------------------------------------------------------------

VARIABLE ANNUITY SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Telefonaktiebolaget LM
     Ericsson -- SP ADR                                  17,500   $     696,500
   Motorola, Inc.                                        32,200         596,666
   Corning, Inc.                                         22,600         557,090
   Sun Microsystems, Inc.*                               91,000         510,510
   Seagate Technology+                                   16,600         424,628
   Juniper Networks, Inc.*                               11,400         417,354
   Alcatel-Lucent+                                       39,300         400,074
   SanDisk Corp.*                                         7,100         391,210
   Network Appliance, Inc.*+                             12,200         328,302
   NCR Corp.*                                             6,500         323,700
   Western Digital Corp.*                                11,100         281,052
   Logitech International SA*+                            9,200         271,860
   Harris Corp.                                           4,400         254,276
   Avaya, Inc.*                                          14,700         249,312
   Nortel Networks Corp.*+                               13,100         222,438
   Brocade Communications
     Systems, Inc.*                                      25,500         218,280
   Lexmark International,
     Inc.*+                                               5,200         215,956
   Diebold, Inc.+                                         4,000         181,680
   Tellabs, Inc.*                                        18,200         173,264
   Ciena Corp.*                                           4,200         159,936
   JDS Uniphase Corp.*                                   10,500         157,080
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                         16,702,890
                                                                  -------------
TELECOMMUNICATION SERVICES 9.4%
   China Mobile Ltd. -- SP
     ADR+                                                26,500       2,174,060
   Vodafone Group PLC -- SP
     ADR+                                                37,980       1,378,674
   America Movil SAB de CV
     -- SP ADR+                                          17,000       1,088,000
   Sprint Nextel Corp.+                                  34,500         655,500
   Vimpel-Communications --
     SP ADR                                              22,400         605,696
   Mobile Telesystems -- SP
     ADR                                                  8,100         561,411
   Rogers Communications,
     Inc. -- Class B                                     12,000         546,360
   Alltel Corp.                                           6,600         459,888
   Turkcell Iletisim Hizmet
     AS, Inc. -- SP ADR+                                 19,800         421,344
   SK Telecom Co. Ltd. -- SP
     ADR+                                                12,900         383,130
   American Tower Corp. --
     Class A*                                             8,700         378,798
   NII Holdings, Inc. -- Class
     B*                                                   4,000         328,600
   Philippine Long Distance
     Telephone Co. -- SP
     ADR+                                                 4,800         308,832

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   U.S. Cellular Corp.*                                   3,058   $     300,295
   Crown Castle International
     Corp.*+                                              6,100         247,843
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                      9,838,431
                                                                  -------------
CONSUMER DISCRETIONARY 8.3%
   Amazon.com, Inc.*+                                    28,528       2,657,383
   Expedia, Inc.*                                        37,400       1,192,312
   Liberty Media Corp -
     Interactive*                                        55,101       1,058,490
   IAC/ InterActiveCorp*                                 28,800         854,496
   Priceline.com, Inc.*+                                  9,000         798,750
   GSI Commerce, Inc.*+                                  15,991         425,361
   Netflix, Inc.*+                                       19,400         401,968
   NutriSystem, Inc.*+                                    8,300         389,187
   Systemax, Inc.+                                       16,243         332,007
   Blue Nile, Inc.*+                                      3,512         330,550
   Gmarket, Inc.*+                                        9,372         219,773
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                          8,660,277
                                                                  -------------
ENERGY 5.4%
   Schlumberger Ltd.                                      8,500         892,500
   Halliburton Co.                                       12,100         464,640
   Transocean, Inc.*+                                     4,100         463,505
   Tenaris SA -- SP ADR                                   8,800         463,056
   Baker Hughes, Inc.+                                    4,700         424,739
   National-Oilwell Varco,
     Inc.*                                                2,800         404,600
   Weatherford International
     Ltd.*                                                5,700         382,926
   GlobalSantaFe Corp.                                    4,400         334,488
   Diamond Offshore Drilling,
     Inc.+                                                2,800         317,212
   Smith International, Inc.                              4,200         299,880
   Noble Corp.                                            5,800         284,490
   Cameron International
     Corp.*                                               2,800         258,412
   ENSCO International, Inc.                              4,100         230,010
   Nabors Industries Ltd.*                                7,400         227,698
   BJ Services Co.                                        8,200         217,710
                                                                  -------------

TOTAL ENERGY                                                          5,665,866
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $86,564,736)                                               101,513,546
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
2.5%
Collateralized by U.S. Treasury
Obligations

   Lehman Brothers Holdings,
   Inc. issued 09/28/07 at 3.90%
   due 10/ 01/07                                  $   2,662,345   $   2,662,345
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,662,345)                                                  2,662,345
                                                                  -------------

SECURITIES LENDING COLLATERAL 21.7%
Investment in Securities Lending Short
Term

   Investment Portfolio held by
     U.S. Bank                                       22,759,586      22,759,586
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $22,759,586)                                                22,759,586
                                                                  -------------
TOTAL INVESTMENTS 121.1%
   (Cost $111,986,667)                                            $ 126,935,477
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (21.1)%                                               $ (22,121,217)
                                                                  -------------
NET ASSETS - 100.0%                                               $ 104,814,260

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007.

      ADR - American Depository Receipt


--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 62.4%

FINANCIALS 10.6%
   Goldman Sachs Group, Inc.+                             1,400   $     303,436
   Travelers Cos, Inc.                                    4,260         214,448
   J.P. Morgan Chase & Co.                                3,400         155,788
   Allstate Corp.                                         2,650         151,553
   HSBC Holdings PLC -- SP
     ADR+                                                 1,620         150,012
   Hartford Financial Services
     Group, Inc.+                                         1,580         146,229
   A.G. Edwards, Inc.+                                    1,720         144,050
   Chubb Corp.+                                           2,280         122,299
   ACE Ltd.                                               2,010         121,746
   Morgan Stanley+                                        1,730         108,990
   Fannie Mae                                             1,780         108,242
   Genworth Financial, Inc. --
     Class A                                              3,170          97,414
   KNBT Bancorp, Inc.                                     5,139          84,999
   CIT Group, Inc.                                        2,080          83,616
   UBS AG+                                                1,480          78,810
   Loews Corp.                                            1,610          77,843
   Archstone-Smith Trust                                  1,290          77,581
   Banco Santander Central
     Hispano SA -- SP ADR                                 4,010          77,433
   Republic Property Trust                                5,260          77,164
   James River Group, Inc.                                2,360          76,464
   Equity Inns, Inc.                                      3,360          75,869
   First Indiana Corp.                                    2,420          75,794
   Chittenden Corp.                                       2,140          75,242
   International Securities
     Exchange Holdings, Inc.                              1,130          75,111
   Ambac Financial Group, Inc.+                           1,170          73,605
   Sterling Financial Corp.                               4,240          72,716
   Yardville National Corp.                               2,130          71,632
   U.S.B. Holding Co.+                                    3,080          71,548
   Allianz AG - SP ADR                                    3,000          69,810
   Banco Bilbao Vizcaya
     Argentaria SA -- SP ADR+                             2,820          65,650
   Federated Investors, Inc. --
     Class B+                                             1,610          63,917
   ING Groep N.V. -- SP ADR                               1,430          63,363
   Ameriprise Financial, Inc.+                              980          61,848
   Barclays PLC -- SP ADR+                                1,270          61,747
   Lloyds TSB Group PLC --
     SP ADR+                                              1,380          61,355
   AmeriCredit Corp.*+                                    3,350          58,893

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   ABN AMRO Holding NV --
     SP ADR                                               1,110   $      58,275
   ProLogis                                                 860          57,061
   AXA -- SP ADR+                                         1,270          56,655
   Deutsche Bank AG -- SP
     ADR                                                    430          55,208
   Old Republic International
     Corp.                                                2,870          53,784
   Fidelity National Financial,
     Inc. -- Class A+                                     2,930          51,216
   PMI Group, Inc.+                                       1,550          50,685
   American Financial Group,
     Inc.                                                 1,710          48,769
   Capital One Financial Corp.                              730          48,494
   Protective Life Corp.                                  1,090          46,260
   Marsh & McLennan Cos., Inc.                            1,790          45,645
   Nuveen Investments, Inc. --
     Class A                                                720          44,597
   Host Hotels & Resorts, Inc.                            1,950          43,758
   MGIC Investment Corp.                                  1,350          43,618
   UnumProvident Corp.                                    1,740          42,578
   Credit Suisse Group -- SP ADR+                           630          41,788
   Horace Mann Educators Corp.                            1,890          37,252
   National City Corp.+                                   1,415          35,502
   Commerce Group, Inc.+                                  1,140          33,596
   Apartment Investment &
     Management Co. -- Class A+                             600          27,078
   Cincinnati Financial Corp.                               570          24,687
   W.R. Berkley Corp.                                       760          22,519
   Radian Group, Inc.+                                      870          20,254
   Cousins Properties, Inc.+                                580          17,029
   Potlatch Corp.+                                          370          16,661
   XL Capital Ltd.+                                         190          15,048
   Everest Re Group Ltd.                                    100          11,024
TOTAL FINANCIALS                                                      4,605,258
                                                                  -------------

CONSUMER DISCRETIONARY 8.6%
   Expedia, Inc.*                                         8,370         266,836
   Time Warner, Inc.                                     10,520         193,147
   Buffalo Wild Wings, Inc.*                              4,958         187,016
   Home Depot, Inc.+                                      3,880         125,867
   Hilton Hotels Corp.+                                   2,500         116,225
   Harrah's Entertainment, Inc.                           1,240         107,793
   Carnival Corp.+                                        2,080         100,734
   XM Satellite Radio Holdings, Inc.*                     6,900          97,773
   Tribune Co.                                            3,380          92,342
   CKX, Inc.*+                                            6,800          83,708


--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Cumulus Media, Inc. --
     Class A*+                                            7,810   $      79,818
   McDonald's Corp.                                       1,460          79,526
   Cablevision Systems Corp.
     -- Class A*+                                         2,260          78,964
   Guitar Center, Inc.*+                                  1,330          78,869
   Keystone Automotive
     Industries, Inc.*+                                   1,620          77,371
   Penn National Gaming, Inc.*                            1,310          77,316
   Riviera Holdings Corp.*                                2,740          76,857
   DEB Shops, Inc.                                        2,830          76,099
   Oakley, Inc.+                                          2,600          75,478
   Station Casinos, Inc.                                    860          75,233
   Applebee's International,
     Inc.+                                                3,000          74,640
   Genesco, Inc.*                                         1,470          67,811
   Johnson Controls, Inc.                                   560          66,142
   Walt Disney Co.+                                       1,900          65,341
   DaimlerChrysler AG-- SP ADR+                             640          64,128
   Comcast Corp. -- Class A*+                             2,650          64,077
   Catalina Marketing Corp.*                              1,700          55,063
   Dow Jones & Co., Inc.+                                   890          53,133
   DIRECTV Group, Inc.*                                   1,800          43,704
   Whirlpool Corp.+                                         480          42,768
   Lowe's Cos., Inc.                                      1,470          41,189
   Mohawk Industries, Inc.*+                                440          35,772
   Big Lots, Inc.*+                                       1,160          34,614
   Kohl's Corp.*                                            580          33,251
   GameStop Corp. -- Class A*                               590          33,246
   Office Depot, Inc.*                                    1,610          33,198
   Sotheby's Holdings, Inc. --
     Class A+                                               670          32,019
   Koninklijke Philips
     Electronics N.V.-- SP ADR                              660          29,660
   Polo Ralph Lauren Corp.                                  360          27,990
   AutoZone, Inc.*+                                         240          27,874
   Regis Corp.                                              840          26,804
   Hanesbrands, Inc.*                                       950          26,657
   NVR, Inc.*+                                               50          23,512
   Mattel, Inc.+                                            990          23,225
   Luxottica Group -- SP ADR                                670          22,713
   Dillard's, Inc. -- Class A+                            1,030          22,485
   Brunswick Corp.+                                         940          21,488
   Belo Corp. -- Class A                                  1,210          21,006
   Liberty Media Corp -
     Interactive*                                         1,090          20,939
   American Eagle Outfitters, Inc.                          770          20,259
   Hasbro, Inc.+                                            710          19,795

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Dollar Tree Stores, Inc.*+                               480   $      19,459
   Magna International, Inc. --
     Class A                                                200          19,262
   Gannett Co., Inc.                                        440          19,228
   Scholastic Corp.*                                        550          19,173
   Rent-A-Center, Inc.*+                                    940          17,042
   IAC/ InterActiveCorp*                                    570          16,912
   Phillips-Van Heusen Corp.+                               320          16,794
   Priceline.com, Inc.*+                                    180          15,975
   Charming Shoppes, Inc.*+                               1,860          15,624
   Ross Stores, Inc.+                                       570          14,615
   Warnaco Group, Inc.*                                     370          14,456
   BorgWarner, Inc.+                                        150          13,730
   Macy's, Inc.                                             400          12,928
   Tupperware Brands Corp.                                  410          12,911
   Brinker International, Inc.                              470          12,897
   WPP Group PLC -- SP ADR                                  180          12,150
   Autoliv, Inc.                                            200          11,950
   Gentex Corp.+                                            490          10,506
   Lennar Corp. -- Class A+                                 440           9,966
   TRW Automotive Holdings
     Corp.*                                                 300           9,504
   Aeropostale, Inc.*+                                      480           9,149
   LKQ Corp.*+                                              260           9,051
   GSI Commerce, Inc.*+                                     320           8,512
   Cooper Tire & Rubber Co.                                 330           8,052
   NutriSystem, Inc.*+                                      170           7,971
   Netflix, Inc.*+                                          380           7,874
   KB HOME+                                                 310           7,769
   Tenneco, Inc.*                                           230           7,132
   Systemax, Inc.+                                          320           6,541
   American Axle &
     Manufacturing Holdings,
     Inc.+                                                  240           6,060
   Blue Nile, Inc.*+                                         60           5,647
   Goodyear Tire & Rubber Co.*                              180           5,474
   Lee Enterprises, Inc.                                    320           4,982
   Media General, Inc.                                      180           4,952
   Gmarket, Inc.*+                                          190           4,456
   M.D.C. Holdings, Inc.                                    100           4,094
   Visteon Corp.*+                                          630           3,245
   Lear Corp.*+                                              80           2,568
   Delphi Corp.*                                          2,490           1,133
TOTAL CONSUMER DISCRETIONARY                                          3,731,219
                                                                  -------------
INFORMATION TECHNOLOGY 8.1%
   Hewlett-Packard Co.                                    9,500         473,005
   EMC Corp*                                              7,000         145,600
   Electronic Data Systems Corp.                          6,260         136,718


--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Avaya, Inc.*                                           7,850   $     133,136
   Affiliated Computer
     Services, Inc. -- Class A*                           2,540         127,610
   Ceridian Corp.*                                        3,470         120,548
   Alliance Data Systems Corp.*+                          1,510         116,934
   Nokia OYJ -- SP ADR                                    2,960         112,273
   Tyco Electronics Ltd.                                  2,950         104,518
   Xerox Corp.*                                           5,840         101,266
   Juniper Networks, Inc.*+                               2,740         100,311
   Sun Microsystems, Inc.*                               15,279          85,715
   Applied Materials, Inc.                                4,020          83,214
   Sirenza Microdevices, Inc.*                            4,780          82,646
   ECI Telecom Ltd.*                                      8,080          80,477
   ASE Test Ltd.*                                         5,598          80,443
   CDW Corp.*                                               870          75,864
   Novellus Systems, Inc.*+                               2,770          75,510
   Computer Sciences Corp.*                               1,330          74,347
   Andrew Corp.*                                          5,340          73,959
   Authorize.Net Holdings, Inc.*                          4,050          71,401
   Vishay Intertechnology, Inc.*                          5,050          65,801
   Acxiom Corp.                                           3,170          62,734
   Teradyne, Inc.*                                        4,360          60,168
   Micron Technology, Inc.*+                              4,820          53,502
   Telefonaktiebolaget LM
     Ericsson -- SP ADR+                                  1,190          47,362
   LSI Logic Corp.*                                       6,330          46,969
   Avnet, Inc.*                                           1,160          46,238
   Broadridge Financial
     Solutions, Inc.+                                     2,050          38,847
   CheckFree Corp.*+                                        830          38,628
   Convergys Corp.*                                       2,150          37,324
   CommScope, Inc.*+                                        690          34,666
   Palm, Inc.*+                                           2,010          32,703
   Motorola, Inc.                                         1,750          32,428
   Intersil Corp. -- Class A                                920          30,756
   SAP AG -- SP ADR+                                        510          29,922
   ValueClick, Inc.*+                                     1,330          29,872
   Polycom, Inc.*+                                        1,010          27,129
   International Business
     Machines Corp.                                         230          27,094
   Dycom Industries, Inc.*                                  830          25,423
   Cisco Systems, Inc.*                                     720          23,839
   MPS Group, Inc.*+                                      2,090          23,304
   Nvidia Corp.*                                            630          22,831
   Plantronics, Inc.+                                       780          22,269
   Mentor Graphics Corp.*+                                1,240          18,724
   Macrovision Corp.*+                                      740          18,226
   Advent Software, Inc.*+                                  380          17,849

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   MEMC Electronic Materials,
     Inc.*                                                  300   $      17,658
   Dell, Inc.*                                              590          16,284
   Research In Motion Ltd.*                                 150          14,783
   Qualcomm, Inc.                                           340          14,368
   Corning, Inc.                                            420          10,353
   Seagate Technology+                                      310           7,930
   Alcatel-Lucent                                           740           7,533
   SanDisk Corp.*                                           130           7,163
   Gartner, Inc. -- Class A*                                290           7,093
   NCR Corp.*                                               120           5,976
   Western Digital Corp.*                                   210           5,317
   Logitech International SA*+                              170           5,024
   Harris Corp.                                              80           4,623
   Nortel Networks Corp.*+                                  250           4,245
   Brocade Communications
     Systems, Inc.*                                         490           4,194
   Tellabs, Inc.*                                           340           3,237
   Diebold, Inc.+                                            70           3,179
   Imation Corp.                                            100           2,453
TOTAL INFORMATION TECHNOLOGY                                          3,511,516
                                                                  -------------

HEALTH CARE 7.6%
   Pfizer, Inc.                                          10,450         255,293
   Schering-Plough Corp.                                  6,100         192,943
   Baxter International, Inc.                             3,070         172,780
   UnitedHealth Group, Inc.                               3,130         151,586
   WellPoint, Inc.*                                       1,650         130,218
   Cytyc Corp.*                                           2,530         120,554
   Aetna, Inc.                                            2,010         109,083
   Eli Lilly & Co.                                        1,900         108,167
   Novartis AG -- SP ADR                                  1,890         103,874
   GlaxoSmithKline PLC --
     SP ADR+                                              1,920         102,144
   Thermo Fisher Scientific,
     Inc.*                                                1,640          94,661
   Inverness Medical
     Innovations, Inc.*                                   1,606          88,844
   McKesson Corp.                                         1,400          82,306
   PolyMedica Corp.                                       1,557          81,774
   Manor Care, Inc.                                       1,200          77,280
   Arrow International, Inc.                              1,680          76,423
   Bausch & Lomb, Inc.                                    1,190          76,160
   DJ Orthopedics, Inc.*                                  1,550          76,105
   FoxHollow Technologies,
     Inc.*                                                2,870          75,768
   PRA International*+                                    2,560          75,264
   Sierra Health Services, Inc.*                          1,780          75,098
   Bioenvision, Inc.*+                                   13,430          70,910
   Coventry Health Care, Inc.*                            1,060          65,943
   WellCare Health Plans, Inc.*                             590          62,204
   CIGNA Corp.                                            1,130          60,218


--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   AstraZeneca PLC -- SP
     ADR                                                  1,170   $      58,582
   Humana, Inc.*                                            700          48,916
   Waters Corp.*                                            690          46,175
   Apria Healthcare Group,
     Inc.*                                                1,380          35,894
   DENTSPLY International,
     Inc.                                                   850          35,394
   Community Health Systems,
     Inc.*+                                               1,090          34,270
   Lincare Holdings, Inc.*                                  930          34,084
   Health Net, Inc.*                                        600          32,430
   Cephalon, Inc.*+                                         430          31,416
   King Pharmaceuticals, Inc.*+                           2,640          30,941
   Cerner Corp.*+                                           500          29,905
   Quest Diagnostics, Inc.+                                 510          29,463
   Kyphon, Inc.*                                            410          28,700
   LifePoint Hospitals, Inc.*+                              890          26,709
   Sanofi-Aventis -- SP ADR                                 580          24,604
   Alcon, Inc. -- SP ADR+                                   140          20,149
   Mylan Laboratories, Inc.+                              1,190          18,992
   Perrigo Co.+                                             810          17,293
   Teva Pharmaceutical
     Industries Ltd. -- SP
     ADR+                                                   350          15,564
   Health Management
     Associates, Inc. -- Class  A                         1,610          11,173
   Par Pharmaceutical Cos.,
     Inc.*                                                  580          10,765
   Applera Corp. - Applied
     Biosystems Group                                       290          10,046
   Covance, Inc.*+                                          120           9,348
   Millipore Corp.*+                                        110           8,338
   Invitrogen Corp.*+                                       100           8,173
   Charles River Laboratories
     International, Inc.*+                                  140           7,861
   Pharmaceutical Product
     Development, Inc.+                                     220           7,797
   PerkinElmer, Inc.                                        250           7,302
   Illumina, Inc.*                                          130           6,744
   Techne Corp.*                                            100           6,308
   Varian, Inc.*                                             90           5,725
   Bio-Rad Laboratories, Inc.
     -- Class A*                                             60           5,430
   Sepracor, Inc.*                                          160           4,400
   Advanced Medical Optics,
     Inc.*                                                  120           3,671
   Valeant Pharmaceuticals
     International*                                         190           2,941

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Kindred Healthcare, Inc.*                                130   $       2,328
TOTAL HEALTH CARE                                                     3,303,431
                                                                  -------------

INDUSTRIALS 7.4%
   CSX Corp.+                                             4,110         175,620
   Paccar, Inc.                                           1,660         141,515
   Burlington Northern Santa
     Fe Corp.+                                            1,690         137,177
   United Rentals, Inc.*                                  3,730         119,994
   Norfolk Southern Corp.+                                2,290         118,874
   Waste Management, Inc.                                 3,100         116,994
   Terex Corp.*                                           1,190         105,934
   Eaton Corp.                                            1,060         104,982
   Washington Group
     International, Inc.*                                 1,140         100,103
   Caterpillar, Inc.                                      1,270          99,606
   Sequa Corp. -- Class A*                                  560          92,837
   Quanta Services, Inc.*                                 3,399          89,904
   EDO Corp.                                              1,460          81,775
   Midwest Air Group, Inc.*                               4,710          77,479
   Laidlaw International, Inc.                            2,170          76,427
   Williams Scotsman
     International, Inc.*                                 2,750          76,202
   Lamson & Sessions Co.,
     Inc.*                                                2,755          74,275
   PHH Corp.*                                             2,790          73,321
   FedEx Corp.                                              630          65,992
   Siemens AG -- SP ADR                                     480          65,880
   Cummins, Inc.                                            500          63,945
   Tyco International Ltd.+                               1,340          59,416
   Timken Co.+                                            1,370          50,895
   ITT Industries, Inc.                                     740          50,268
   DRS Technologies, Inc.+                                  780          42,994
   Ryder System, Inc.+                                      850          41,650
   Foster Wheeler Ltd.*                                     310          40,697
   SPX Corp.                                                430          39,801
   Granite Construction, Inc.                               750          39,765
   GATX Corp.+                                              880          37,620
   AGCO Corp.*                                              720          36,554
   Joy Global, Inc.                                         700          35,602
   KBR Inc.*                                                910          35,281
   Flowserve Corp.                                          430          32,757
   Kelly Services, Inc.+                                  1,620          32,092
   Kirby Corp.*+                                            720          31,781
   Diana Shipping, Inc.+                                  1,090          31,065
   Shaw Group, Inc.*                                        520          30,212
   ABB Ltd. -- SP ADR                                     1,090          28,591
   Werner Enterprises, Inc.+                              1,530          26,240
   DryShips, Inc.+                                          270          24,530
   Emerson Electric Co.                                     460          24,481
   Seaspan Corp.+                                           740          24,346
   Deere & Co.+                                             160          23,747


--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Chicago Bridge & Iron, Co.
     N.V.                                                   550   $      23,683
   Deluxe Corp.+                                            640          23,578
   Con-way, Inc.                                            450          20,700
   Horizon Lines, Inc. -- Class
     A+                                                     640          19,539
   Herman Miller, Inc.                                      700          18,998
   EMCOR Group, Inc.*                                       480          15,053
   Precision Castparts Corp.                                100          14,798
   YRC Worldwide, Inc.*+                                    520          14,206
   Perini Corp.*                                            250          13,983
   Genco Shipping & Trading
     Ltd.+                                                  210          13,761
   Ryanair Holdings PLC -- SP
     ADR*                                                   290          12,038
   Rockwell Automation, Inc.                                170          11,817
   First Solar, Inc.*                                        90          10,597
   Cooper Industries Ltd. --
     Class A+                                               200          10,218
   Alexander & Baldwin, Inc.+                               200          10,026
   Roper Industries, Inc.+                                  140           9,170
   Eagle Bulk Shipping, Inc.+                               350           9,009
   Suntech Power Holdings Co.
     Ltd. - SP ADR*+                                        220           8,778
   AMETEK, Inc.                                             180           7,780
   Quintana Maritime Ltd.+                                  360           6,865
   Thomas & Betts Corp.*                                    110           6,450
   Insituform Technologies,
     Inc. -- Class A*+                                      410           6,244
   General Cable Corp.*+                                     90           6,041
   Belden, Inc.                                             100           4,691
   Acuity Brands, Inc.+                                      90           4,543
   Baldor Electric Co.+                                     110           4,395
   Genlyte Group, Inc.*                                      60           3,856
   Jacobs Engineering Group,
     Inc.*+                                                  50           3,779
   JetBlue Airways Corp.*+                                   60             553
TOTAL INDUSTRIALS                                                     3,194,370
                                                                  -------------

ENERGY 6.9%
   ConocoPhillips                                         4,060         356,346
   National-Oilwell Varco, Inc.*                          2,190         316,455
   Marathon Oil Corp.                                     3,450         196,719
   Valero Energy Corp.                                    2,720         182,730
   Anadarko Petroleum Corp.                               2,810         151,037
   Hess Corp.                                             2,150         143,039
   BP PLC -- SP ADR                                       1,950         135,232
   Total SA -- SP ADR                                     1,650         133,699
   Pogo Producing Co.                                     2,480         131,713
   Chesapeake Energy Corp.+                               3,320         117,063

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Cameron International
     Corp.*+                                              1,100   $     101,519
   Noble Corp.                                            1,900          93,195
   Royal Dutch Shell PLC --
     SP ADR+                                              1,080          88,754
   El Paso Corp.+                                         5,170          87,735
   GlobalSantaFe Corp.                                    1,130          85,903
   Horizon Offshore, Inc.*                                4,880          80,520
   Exterran Holdings, Inc.*+                                965          77,528
   Markwest Hydrocarbon, Inc.                             1,312          76,267
   ENSCO International, Inc.+                             1,330          74,613
   Newfield Exploration Co.*                              1,510          72,722
   Grant Prideco, Inc.*+                                  1,250          68,150
   ENI-Ente Nazionale
     Idrocarburi -- SP ADR+                                 880          64,909
   Tidewater, Inc.+                                         880          55,299
   Cimarex Energy Co.+                                    1,370          51,033
   Superior Energy Services*                              1,190          42,174
   Patterson-UTI Energy, Inc.+                              310           6,997
TOTAL ENERGY                                                          2,991,351
                                                                  -------------

CONSUMER STAPLES 4.3%
   Safeway, Inc.                                          8,580         284,084
   Wal-Mart Stores, Inc.                                  6,300         274,995
   Reynolds American, Inc.+                               2,570         163,426
   SUPERVALU, Inc.                                        3,910         152,529
   Molson Coors Brewing Co.
     -- Class B                                           1,260         125,584
   NBTY, Inc.*                                            2,430          98,658
   Energizer Holdings, Inc.*                                800          88,680
   Altria Group, Inc.                                     1,100          76,483
   Playtex Products, Inc.*                                4,100          74,948
   Pathmark Stores, Inc.*                                 5,820          74,205
   Topp                                                   7,410          71,803
   Reddy Ice Holdings, Inc.                               2,570          67,771
   Diageo PLC -- SP ADR                                     700          61,411
   Pepsi Bottling Group, Inc.+                            1,620          60,215
   Unilever N.V.                                          1,850          57,072
   Dean Foods Co.                                         1,390          35,556
   Walgreen Co.                                             590          27,872
   Cadbury Schweppes PLC --
     SP ADR                                                 500          23,260
   Universal Corp.                                          450          22,028
   Hershey Co.+                                             280          12,995
   Alberto-Culver Co.                                       420          10,412
TOTAL CONSUMER STAPLES                                                1,863,987
                                                                  -------------

TELECOMMUNICATION SERVICES 3.9%
   AT&T, Inc.                                             9,450         399,829
   Verizon Communications,
     Inc.                                                 6,340         280,735


--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Vodafone Group PLC -- SP
     ADR+                                                 4,180   $     151,734
   Telefonica SA -- SP ADR                                1,190          99,698
   SunCom Wireless Holdings,
     Inc. - Class A*                                      3,110          80,238
   Leap Wireless International,
     Inc. -- Class B*                                       977          79,498
   Dobson Communications Corp.
     -- Class A*                                          5,940          75,973
   Rural Cellular Corp. --
     Class A*                                             1,740          75,690
   Telephone & Data Systems,
     Inc.                                                   880          58,740
   BT Group PLC -- SP ADR                                   920          57,804
   CenturyTel, Inc.                                       1,200          55,464
   Deutsche Telekom AG -- SP ADR+                         2,540          49,860
   China Mobile Ltd. -- SP ADR+                             550          45,122
   France Telecom SA -- SP ADR                            1,010          33,774
   Telecom Italia -- SP ADR                                 880          26,638
   America Movil SAB de CV -- SP
     ADR+                                                   350          22,400
   Vimpel-Communications --
     SP ADR                                                 450          12,168
   Mobile Telesystems -- SP
     ADR                                                    170          11,783
   Rogers Communications,
     Inc. -- Class B                                        250          11,383
   Turkcell Iletisim Hizmet AS,
     Inc. -- SP ADR+                                        410           8,725
   SK Telecom Co. Ltd. -- SP
     ADR+                                                   270           8,019
   American Tower Corp. --
     Class A*                                               180           7,837
   U.S. Cellular Corp.*                                      70           6,874
   NII Holdings, Inc. -- Class
     B*                                                      80           6,572
   Philippine Long Distance
     Telephone Co. -- SP
     ADR+                                                   100           6,434
   Crown Castle International
     Corp.*+                                                130           5,282
TOTAL TELECOMMUNICATION SERVICES                                      1,678,274
                                                                  -------------

MATERIALS 3.3%
   Dow Chemical Co.                                       2,620         112,817
   United States Steel Corp.+                               960         101,702
   Huntsman Corp.+                                        3,290          87,152
   Ryerson, Inc.+                                         2,340          78,952

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   BHP Billiton Ltd. -- SP
     ADR+                                                   950   $      74,670
   Myers Industries, Inc.                                 3,650          72,343
   Anglo American PLC -- SP
     ADR+                                                 2,120          70,914
   Lyondell Chemical Co.                                  1,490          69,061
   Rio Tinto PLC -- SP ADR+                                 200          68,680
   E.I. du Pont de Nemours and
     Co.                                                  1,280          63,437
   Abitibi -- Consolidated
     Inc.*+                                              35,690          62,457
   Alcoa, Inc.                                            1,440          56,333
   Temple-Inland, Inc.+                                     980          51,577
   Steel Dynamics, Inc.+                                    830          38,761
   Albemarle Corp.                                          840          37,128
   Bemis Co.                                                880          25,617
   Valspar Corp.                                            880          23,945
   Companhia Vale do Rio
     Doce -- SP ADR                                         640          21,715
   Martin Marietta Materials,
     Inc.+                                                  160          21,368
   Reliance Steel & Aluminum
     Co.                                                    360          20,354
   Lubrizol Corp.                                           310          20,169
   ArcelorMittal+                                           250          19,590
   POSCO -- SP ADR+                                          90          16,089
   Potash Corporation of
     Saskatchewan+                                          140          14,798
   Pactiv Corp.*                                            500          14,330
   Carpenter Technology Corp.                               110          14,301
   Alcan, Inc.                                              130          13,010
   Southern Copper Corp.+                                   100          12,383
   Ashland, Inc.                                            200          12,042
   Praxair, Inc.                                            140          11,726
   The Mosaic Co.*                                          210          11,239
   Barrick Gold Corp.                                       270          10,876
   Air Products & Chemicals,
     Inc.                                                   110          10,754
   Worthington Industries, Inc.+                            360           8,482
   Teck Cominco Ltd. - Class
     B+                                                     170           8,111
   Eastman Chemical Co.+                                    120           8,008
   Goldcorp, Inc.+                                          260           7,946
   Rohm & Haas Co.+                                         140           7,794
   PPG Industries, Inc.+                                    100           7,555
   Ferro Corp.                                              360           7,193
   Agrium, Inc.                                             130           7,069
   Sigma-Aldrich Corp.                                      120           5,849
   Freeport-McMoRan Copper
     & Gold, Inc. -- Class B                                 40           4,196
TOTAL MATERIALS                                                       1,412,493
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
UTILITIES 1.7%
   TXU Corp.                                              1,740   $     119,138
   Aquila, Inc.*+                                        19,290          77,353
   Energy East Corp.                                      2,850          77,092
   PG&E Corp.                                             1,380          65,964
   Xcel Energy, Inc.                                      2,270          48,896
   Sierra Pacific Resources                               2,870          45,145
   Constellation Energy Group,
     Inc.                                                   500          42,895
   CenterPoint Energy, Inc.+                              2,590          41,518
   SCANA Corp.+                                             890          34,478
   Entergy Corp.                                            310          33,570
   Pinnacle West Capital Corp.                              790          31,213
   Westar Energy, Inc.                                      950          23,332
   Northeast Utilities+                                     780          22,285
   CMS Energy Corp.                                       1,270          21,361
   TECO Energy, Inc.+                                       830          13,637
   AGL Resources, Inc.                                      320          12,678
   NiSource, Inc.+                                          600          11,484
   Black Hills Corp.+                                       200           8,204
   IDACORP, Inc.                                            170           5,566
   Oneok, Inc.                                               80           3,792
TOTAL UTILITIES                                                         739,601
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $26,174,264)                                                27,031,500
                                                                  -------------

EXCHANGE TRADED FUNDS 7.3%
   iShares MSCI Emerging
     Markets Index Fund+                                 13,990       2,090,805
   IShares S&P GSCI
     Commodity Indexed
     Trust*+                                             22,770       1,074,061
                                                                  -------------

TOTAL EXCHANGE TRADED FUNDS
   (Cost $2,749,557)                                                  3,164,866
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS
27.7%
Collateralized by U.S. Treasury
Obligations

Mizuho Financial Group, Inc.
   issued 09/28/07 at 3.96%
   due 10/01/07                                   $   1,656,952       1,656,952
Credit Suisse Group
   issued 09/28/07 at 3.95%
   due 10/01/07++                                     6,052,064       6,052,064
Lehman Brothers Holdings,
   Inc. issued 09/28/07 at
   3.90% due 10/01/07                            $      973,039   $     973,039
UBS, Inc. issued 09/28/07 at
   3.89% due 10/01/07                                 1,656,952       1,656,952
Morgan Stanley
   issued 09/28/07 at 3.80%
   due 10/01/07                                       1,656,952       1,656,952
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $11,995,959)                                                11,995,959
                                                                  -------------

SECURITIES LENDING COLLATERAL 16.0%
Investment in Securities Lending Short
Term
   Investment Portfolio Held by
     U.S. Bank                                        6,942,084       6,942,084
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,942,084)                                                     6,942,084
                                                                  =============

Total Long Securities 113.4%
(Cost $47,861,864)                                                $  49,134,409

                                                         SHARES
                                                  -------------
COMMON STOCKS SOLD SHORT (41.0)%

TELECOMMUNICATION SERVICES (0.6)%
   Alltel Corp.                                             250         (17,420)
   MetroPCS Communications,
     Inc.*                                                2,880         (78,566)
   Sprint Nextel Corp.                                    8,180        (155,420)
TOTAL TELECOMMUNICATION SERVICES                                       (251,406)
                                                                  -------------

UTILITIES (1.3)%
   Hawaiian Electric Industries,
     Inc.                                                   770         (16,717)
   Duke Energy Corp.                                      1,080         (20,185)
   Pepco Holdings, Inc.                                     840         (22,747)
   Dynegy, Inc. - Class A*                                2,480         (22,915)
   Aqua America, Inc.                                     1,530         (34,700)
   DPL, Inc.                                              1,380         (36,239)
   AES Corp.*                                             1,850         (37,074)
   Consolidated Edison, Inc.                                860         (39,818)
   Equitable Resources, Inc.                                940         (48,758)
   Allegheny Energy, Inc.*                                1,210         (63,234)
   Great Plains Energy, Inc.                              2,260         (65,111)
   Ameren Corp.                                           1,360         (71,400)
   Exelon Corp.                                           1,360   $    (102,490)
TOTAL UTILITIES                                                        (581,388)
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
MATERIALS (1.5)%
   Louisiana-Pacific Corp.                                  650         (11,030)
   Scotts Miracle-Gro Co. -
     Class A                                                340         (14,535)
   Florida Rock Industries, Inc.                            240         (14,998)
   Olin Corp.                                               920         (20,590)
   FMC Corp.                                                680         (35,374)
   International Flavors &
     Fragrances, Inc.                                       700         (37,002)
   Newmont Mining Corp.                                     830         (37,126)
   Nucor Corp.                                              650         (38,655)
   Vulcan Materials Co.                                     550         (49,032)
   Weyerhaeuser Co.                                         870         (62,901)
   Allegheny Technologies, Inc.                             580         (63,771)
   Bowater, Inc.                                          5,160         (76,987)
   Ecolab, Inc.                                           1,840         (86,848)
   Monsanto Co.                                           1,280        (109,747)
TOTAL MATERIALS                                                        (658,596)
                                                                  -------------

CONSUMER DISCRETIONARY (3.7)%
   Beazer Homes USA, Inc.                                   130          (1,072)
   Dick's Sporting Goods, Inc.*                              80          (5,372)
   ITT Educational Services,
     Inc.*                                                   50          (6,084)
   Furniture Brands
     International, Inc.                                    620          (6,287)
   Ryland Group, Inc.                                       370          (7,929)
   ArvinMeritor, Inc.                                       560          (9,419)
   Circuit City Stores, Inc.                              1,270         (10,046)
   Borders Group, Inc.                                      860         (11,464)
   Blyth, Inc.                                              580         (11,861)
   Chico's FAS, Inc.*                                     1,050         (14,752)
   Coldwater Creek, Inc.*                                 1,450         (15,747)
   AnnTaylor Stores Corp.*                                  510         (16,152)
   Valassis Communications,
     Inc.*                                                1,820         (16,234)
   Foot Locker, Inc.                                      1,060         (16,250)
   DeVry, Inc.                                              470         (17,395)
   Hovnanian Enterprises, Inc.
     -- Class A*                                          1,590         (17,633)
   RadioShack Corp.                                         860         (17,767)
   DR Horton, Inc.                                        1,400         (17,934)
   Saks, Inc.                                             1,180         (20,237)
   Amazon.Com, Inc.*                                        220         (20,493)
   Toll Brothers, Inc.*                                   1,080         (21,589)
   Centex Corp.                                             840         (22,319)
   Career Education Corp.*                                  810         (22,672)
   Washington Post Co. - Class
     B                                                       30         (24,084)
   Carmax, Inc.*                                          1,290         (26,226)

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Strayer Education, Inc.                                  200   $     (33,726)
   Eastman Kodak Co.                                      1,320         (35,323)
   Wyndham Worldwide Corp.                                1,090         (35,708)
   Urban Outfitters, Inc.*                                1,750         (38,150)
   Scientific Games Corp. --
     Class A*                                             1,040         (39,104)
   Pulte Homes, Inc.                                      2,960         (40,286)
   Interpublic Group of Cos.,
     Inc.*                                                4,070         (42,247)
   Wendy's International, Inc.                            1,290         (45,034)
   Coach, Inc.*                                             980         (46,325)
   Best Buy Co., Inc.                                     1,030         (47,401)
   Ford Motor Co.*                                        6,380         (54,166)
   CBS Corp.                                              2,060         (64,890)
   H&R Block, Inc.                                        3,120         (66,082)
   Apollo Group, Inc. -- Class
     A*                                                   1,140         (68,571)
   Marriott International, Inc.
     -- Class A                                           1,930         (83,897)
   General Motors Corp.                                   2,730        (100,191)
   Sirius Satellite Radio, Inc.*                         33,610        (117,299)
   International Game
     Technology                                           2,980        (128,438)
   Starbucks Corp.*                                       5,010        (131,262)
TOTAL CONSUMER DISCRETIONARY                                         (1,595,118)
                                                                  -------------

CONSUMER STAPLES (3.7)%
   Tyson Foods, Inc. - Class A                            1,010         (18,029)
   Great Atlantic & Pacific Tea
     Co.*                                                   800         (24,368)
   Whole Foods Market, Inc.                                 790         (38,678)
   Brown-Forman Corp.                                       590         (44,197)
   Tootsie Roll Industries, Inc.                          1,890         (50,142)
   Archer-Daniels-Midland Co.                             2,050         (67,814)
   Hansen Natural Corp.*                                  1,410         (79,919)
   Sara Lee Corp.                                         9,080        (151,545)
   Clorox Co.                                             2,690        (164,063)
   WM Wrigley Jr Co.                                      3,440        (220,951)
   Colgate-Palmolive Co.                                  4,580        (326,646)
   Avon Products, Inc.                                   10,910        (409,452)
TOTAL CONSUMER STAPLES                                               (1,595,804)
                                                                  -------------

INDUSTRIALS (4.4)%
   Federal Signal Corp.                                     710         (10,906)
   Airtran Holdings, Inc.*                                1,330         (13,087)
   Alaska Air Group, Inc.*                                  600         (13,854)
   Mine Safety Appliances Co.                               330         (15,546)
   HNI Corp.                                                510         (18,360)
   Hubbell, Inc. -- Class B                                 330         (18,850)
   ChoicePoint, Inc.*                                       550         (20,856)
   URS Corp.*                                               370         (20,886)


--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Graco, Inc.                                              560   $     (21,902)
   Pall Corp.                                               710         (27,619)
   Stericycle, Inc.*                                        580         (33,153)
   Cintas Corp.                                             920         (34,132)
   Rollins, Inc.                                          1,380         (36,832)
   American Standard Cos., Inc.                           1,220         (43,456)
   CH Robinson Worldwide,
     Inc.                                                   830         (45,061)
   Avis Budget Group, Inc.*                               2,000         (45,780)
   Brink's Co.                                              850         (47,498)
   MSC Industrial Direct Co.
     -- Class A                                           1,040         (52,614)
   Fluor Corp.                                              420         (60,472)
   Monster Worldwide, Inc.*                               1,790         (60,967)
   Corporate Executive Board
     Co.                                                    960         (71,270)
   Fastenal Co.                                           1,580         (71,748)
   Dun & Bradstreet Corp.                                   730         (71,985)
   Masco Corp.                                            3,400         (78,778)
   Quanta Services, Inc.                                  3,230         (85,434)
   Southwest Airlines Co.                                 5,930         (87,764)
   Rockwell Collins, Inc.                                 1,460        (106,638)
   United Parcel Service, Inc.
     -- Class B                                           1,670        (125,417)
   Pitney Bowes, Inc.                                     2,920        (132,626)
   Expeditors International
     Washington, Inc.                                     2,820        (133,386)
   General Electric Co.                                   6,760        (279,864)
TOTAL INDUSTRIALS                                                    (1,886,741)
                                                                  -------------

HEALTH CARE (5.2)%
   Affymetrix, Inc.*                                        730         (18,520)
   Ventana Medical Systems,
     Inc.*                                                  220         (18,900)
   Omnicare, Inc.                                           700         (23,191)
   PDL BioPharma, Inc.*                                   1,100         (23,771)
   Medicis Pharmaceutical
     Corp. -- Class A                                       820         (25,018)
   Varian Medical Systems,
     Inc.*                                                  640         (26,810)
   Hillenbrand Industries, Inc.                             600         (33,012)
   Genzyme Corp.*                                           780         (48,329)
   Boston Scientific Corp.*                               3,910         (54,544)
   CR Bard, Inc.                                            640         (56,442)
   Hologic, Inc.*                                           990         (60,390)
   Tenet Healthcare Corp.*                               18,160         (61,018)
   ev3, Inc.*                                             4,400         (72,248)
   Stryker Corp.                                          1,110         (76,324)
   Hospira, Inc.*                                         1,870         (77,511)
   Inverness Medical
     Innovations, Inc.*                                   1,606         (88,844)

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Vertex Pharmaceuticals,
     Inc.*                                                2,370   $     (91,032)
   Intuitive Surgical, Inc.*                                420         (96,600)
   Amgen, Inc.*                                           1,730         (97,866)
   Allergan, Inc.                                         2,060        (132,808)
   Abbott Laboratories                                    3,000        (160,860)
   Johnson & Johnson                                      2,470        (162,279)
   Celgene Corp.*                                         2,300        (164,013)
   Gilead Sciences, Inc.*                                 4,500        (183,915)
   Merck & Co., Inc.                                      3,700        (191,253)
   Bristol-Myers Squibb Co.                               7,750        (223,355)
TOTAL HEALTH CARE                                                    (2,268,853)
                                                                  -------------

INFORMATION TECHNOLOGY (6.6)%
   RF Micro Devices, Inc.*                                1,090          (7,336)
   F5 Networks, Inc.*                                       620         (23,058)
   MoneyGram International,
     Inc.                                                 1,400         (31,626)
   Kemet Corp.*                                           4,910         (36,089)
   Tech Data Corp.*                                         910         (36,509)
   Powerwave Technologies,
     Inc.*                                                6,050         (37,268)
   Novell, Inc.*                                          5,160         (39,422)
   Lexmark International, Inc. -
     Class A*                                             1,010         (41,945)
   Global Payments, Inc.                                  1,030         (45,547)
   Parametric Technology
     Corp.*                                               2,650         (46,163)
   Unisys Corp.*                                          7,440         (49,253)
   National Instruments Corp.                             1,540         (52,868)
   Ciena Corp.*                                           1,490         (56,739)
   Cybersource Corp.*                                     4,980         (58,216)
   Akamai Technologies, Inc.*                             2,270         (65,217)
   Cypress Semiconductor
     Corp.*                                               2,330         (68,059)
   Citrix Systems, Inc.*                                  1,690         (68,141)
   Kla-Tencor Corp.                                       1,250         (69,725)
   Network Appliance, Inc.*                               2,600         (69,966)
   Intuit, Inc.*                                          2,340         (70,902)
   Activision, Inc.*                                      3,650         (78,804)
   JDS Uniphase Corp.*                                    6,540         (97,838)
   Cognizant Technology
     Solutions Corp. -- Class
     A*                                                   1,330        (106,094)
   Paychex, Inc.                                          2,750        (112,750)
   Apple, Inc.*                                             800        (122,832)
   Advanced Micro Devices,
     Inc.*                                                9,800        (129,360)
   Adobe Systems, Inc.*                                   3,710        (161,979)
   Google, Inc. -- Class A*                                 370        (209,890)
   Yahoo!, Inc.*                                         10,300        (276,452)
   Intel Corp.                                           10,870        (281,098)


--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Electronic Arts, Inc.*                                 5,700   $    (319,143)
TOTAL INFORMATION TECHNOLOGY                                         (2,870,289)
                                                                  -------------

ENERGY (6.8)%
   Encore Acquisition Co.*                                  910         (28,801)
   Plains Exploration &
     Production Co.*                                      1,090         (48,200)
   Cal Dive International, Inc.*                          3,230         (48,450)
   Arch Coal, Inc.                                        1,500         (50,610)
   Markwest Energy Partners
     LP                                                   1,800         (55,206)
   Forest Oil Corp.*                                      1,390         (59,826)
   BJ Services Co.                                        2,440         (64,782)
   Nabors Industries Ltd.*                                2,210         (68,002)
   FMC Technologies, Inc.*                                1,220         (70,345)
   Exterran Holdings, Inc.*                               1,020         (81,947)
   Peabody Energy Corp.                                   1,730         (82,815)
   Pioneer Natural Resources
     Co.                                                  2,000         (89,960)
   Transocean, Inc.*                                        810         (91,570)
   Quicksilver Resources, Inc.*                           2,290        (107,744)
   Sunoco, Inc.                                           1,530        (108,293)
   Baker Hughes, Inc.                                     1,410        (127,422)
   Murphy Oil Corp.                                       2,030        (141,877)
   Halliburton Co.                                        3,770        (144,768)
   Southwestern Energy Co.*                               3,510        (146,894)
   Apache Corp.                                           2,360        (212,542)
   Smith International, Inc.                              3,080        (219,912)
   Tesoro Corp.                                           4,960        (228,259)
   Schlumberger Ltd.                                      6,220        (653,100)
TOTAL ENERGY                                                         (2,931,325)
                                                                  -------------

FINANCIALS (7.2)%
   Janus Capital Group, Inc.                                170          (4,808)
   SEI Investments Co.                                      180          (4,910)
   IndyMac Bancorp, Inc.                                    350          (8,264)
   Charles Schwab Corp.                                     540         (11,664)
   Westamerica Bancorporation                               440         (21,916)
   First Niagara Financial
     Group, Inc.                                          1,630         (23,065)
   Waddell & Reed Financial,
     Inc. -- Class A                                        960         (25,949)
   Astoria Financial Corp.                                1,080         (28,652)
   FirstMerit Corp.                                       1,500         (29,640)
   Cullen/Frost Bankers, Inc.                               600         (30,072)
   PNC Financial Services
     Group, Inc.                                            460         (31,326)
   Equity One, Inc.                                       1,170         (31,824)
   Brown & Brown, Inc.                                    1,260         (33,138)
   Eaton Vance Corp.                                        860         (34,366)

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   People's United Financial,
     Inc.                                                 1,990   $     (34,387)

   Huntington Bancshares, Inc.                            2,220         (37,696)
   First American Corp.                                   1,100         (40,282)
   First Horizon National Corp.                           1,590         (42,389)
   CB Richard Ellis Group, Inc.
     -- Class A*                                          1,530         (42,595)
   Wachovia Corp.                                           930         (46,640)
   Keycorp                                                1,480         (47,848)
   Arthur J Gallagher & Co.                               1,660         (48,090)
   Zions Bancorporation                                     710         (48,756)
   Hudson City Bancorp, Inc.                              3,400         (52,292)
   UDR, Inc.                                              2,340         (56,909)
   New York Community
     Bancorp, Inc.                                        3,020         (57,531)
   Progressive Corp.                                      3,050         (59,201)
   M&T Bank Corp.                                           580         (60,001)
   Countrywide Financial Corp.                            3,260         (61,973)
   T Rowe Price Group, Inc.                               1,120         (62,373)
   Comerica, Inc.                                         1,240         (63,587)
   Webster Financial Corp.                                1,510         (63,601)
   Sovereign Bancorp, Inc.                                4,110         (70,034)
   Regency Centers Corp.                                  1,010         (77,518)
   Regions Financial Corp.                                2,730         (80,480)
   CME Group, Inc.                                          140         (82,229)
   Developers Diversified
     Realty Corp.                                         1,530         (85,481)
   Franklin Resources, Inc.                                 690         (87,975)
   Fifth Third Bancorp                                    2,680         (90,798)
   National Penn Bancshares,
     Inc.                                                 5,640         (92,270)
   AvalonBay Communities,
     Inc.                                                   820         (96,809)
   Kimco Realty Corp.                                     2,410        (108,956)
   Moody's Corp.                                          2,300        (115,920)
   Macerich Co.                                           1,550        (135,749)
   Simon Property Group, Inc.                             1,530        (153,000)
   SLM Corp.                                              3,400        (168,878)
   Leucadia National Corp.                                3,650        (176,003)
   Washington Mutual, Inc.                                7,000        (247,170)
TOTAL FINANCIALS                                                     (3,115,015)
                                                                  -------------

TOTAL COMMON STOCKS SOLD SHORT
   (Proceeds $16,984,047)                                           (17,754,535)
                                                                  -------------

Total Short Sales (41.0)%
(Proceeds $16,984,047)                                           $  (17,754,535)
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 27.6%                                            $  11,937,824
                                                                  -------------
NET ASSETS - 100.0%                                               $  43,317,698


--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                      CONTRACTS      GAIN(LOSS)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2007 Russell 2000(R)
Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $2,266,600)                                     28   $      46,820
December 2007 Australian
Dollar Futures Contracts
   (Aggregate Market Value of
   Contracts $797,130)                                        9          49,159
December 2007 U.S. 10 year
Treasury Note Index Futures
Contracts
   (Aggregate Market Value of
   Contracts $4,371,250)                                     40          11,502
December 2007 S&P 500 Index
Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $3,845,625)                                     50          97,541
December 2007 Nikkei 225 Index
Futures Contracts
   (Aggregate Market Value of
   Contracts $2,344,300)                                     28         107,681
December 2007 S&P 400 Index
Futures Contracts
   (Aggregate Market Value of
   Contracts $2,231,250)                                     25          50,810
December 2007 British Pound
Futures Contracts
   (Aggregate Market Value of
   Contracts $765,713)                                        6           5,645
December 2007 New Zealand
Dollar Futures Contracts
   (Aggregate Market Value of
   Contracts $752,000)                                       10          51,373
(TOTAL AGGREGATE MARKET VALUE OF
CONTRACTS $17,373,868)                                                  420,531
                                                                  -------------

FUTURES CONTRACTS SOLD SHORT
December 2007 U.S. Dollar
Index Futures Contracts
   (Aggregate Market Value of
   Contracts $1,630,125)                                     21          35,303
December 2007 Japanese Yen
Futures Contracts
   (Aggregate Market Value of
   Contracts $768,688)                                        7           6,761
December 2007 Swiss Franc
Futures Contracts
   (Aggregate Market Value of
   Contracts $756,437)                                        7   $     (14,982)
December 2007 Swedish Krona
Futures Contracts
   (Aggregate Market Value of
   Contracts $928,680)                                        3         (35,512)
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$4,083,930)                                                              (8,430)
                                                                  -------------

                                                       NOTIONAL
                                                      PRINCIPAL
                                                  -------------
CREDIT DEFAULT SWAP AGREEMENTS
Dow Jones CDX North American
Investment Grade Swap
Agreement, Series 7
Protection Premium Rate
0.40% Terminating 12/20/11
   TOTAL CREDIT DEFAULT SWAP
   AGREEMENTS                                     $  10,000,000         (76,512)


                                                          UNITS
--------------------------------------------------------------------------------
VARIANCE SWAP AGREEMENTS
   S&P 500 Index Variance Swap*
   Terminating 12/21/07                                     108          20,704
(NOTIONAL MARKET VALUE $306,499)

*    Non-Incoming Producing Security

+    All or a portion of this security is on loan at September 30, 2007

++ All or a portion of this security is pledged as short security collateral at September 30, 2007.

     ADR - American Depository Receipt


--------------------------------------------------------------------------------

VARIABLE ANNUITY COMMODITIES STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
                                                 -------------------------------
EXCHANGE TRADED FUNDS 17.8%
   IShares S&P GSCI
     Commodity Indexed
     Trust*+                                            102,145   $   4,818,180
                                                                  -------------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $4,331,557)                                                  4,818,180
                                                                  -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
STRUCTURED NOTES 31.2%
Credit Suisse, S&P GSCI
   Index Total Return Linked
   Notes at 5.34% due
   09/30/08++                                    $    4,838,100       5,151,553
Swedish Export Credit Corp.,
   S&P GSCI Index Total
   Return Linked Notes
   at 5.09% due 01/18/08++                            1,900,000       3,298,457
                                                                  -------------
TOTAL STRUCTURED NOTES
   (Cost $7,053,392)                                                  8,450,010
                                                                  -------------
REPURCHASE AGREEMENTS
44.3%
Collateralized by U.S. Treasury
Obligations
   Mizuho Financial Group, Inc.
     issued 09/28/07 at 3.96%
     due 10/01/07                                     3,353,242       3,353,242
   Lehman Brothers Holdings,
     Inc. issued 09/28/07 at
     3.90% due 10/01/07                               1,969,179       1,969,179
   UBS, Inc. issued 09/28/07
     at 3.89% due 10/01/07                            3,353,243       3,353,243
   Morgan Stanley issued
     09/28/07 at 3.80% due
     10/01/07                                         3,353,243       3,353,243
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $12,028,907)                                                12,028,907
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 12.0%
Investment in Securities Lending
   Short Term
     Investment Portfolio held by
       U.S. Bank                                 $    3,253,306   $   3,253,306
                                                                  -------------
TOTAL SECURITIES LENDING
   COLLATERAL
   (Cost $3,253,306)                                                  3,253,306
                                                                  -------------

TOTAL INVESTMENTS 105.0%
   (Cost $26,667,162)                                             $  28,550,403
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (5.0)%                                                $  (1,425,568)
                                                                  -------------
NET ASSETS - 100.0%                                               $  27,124,835

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007.

++ Commodity Linked Notes are leveraged, providing an exposure to the underlying benchmark of three times the face amount. The total exposure to the Goldman Sachs Commodity Index is $20,214,300 as of September 30, 2007.


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 56.9%

FINANCIALS 10.2%
   Goldman Sachs Group, Inc.+                               660   $     143,048
   Travelers Cos, Inc.                                    2,020         101,687
   HSBC Holdings PLC -- SP
     ADR+                                                 1,090         100,934
   JPMorgan Chase & Co.                                   1,609          73,724
   Allstate Corp.                                         1,260          72,059
   Hartford Financial Services
     Group, Inc.+                                           750          69,412
   Chubb Corp.+                                           1,080          57,931
   ACE Ltd.                                                 950          57,541
   UBS AG -- SP ADR+                                      1,000          53,250
   Banco Santander Central
     Hispano SA -- SP ADR                                 2,700          52,137
   Morgan Stanley+                                          820          51,660
   Fannie Mae                                               840          51,080
   Allianz AG - SP ADR                                    2,020          47,005
   Genworth Financial, Inc. --
     Class A                                              1,500          46,095
   Banco Bilbao Vizcaya
     Argentaria SA -- SP
     ADR+                                                 1,900          44,232
   ING Groep N.V. -- SP ADR                                 960          42,538
   Barclays PLC -- SP ADR+                                  860          41,813
   Lloyds TSB Group PLC --
     SP ADR                                                 930          41,348
   ABN AMRO Holding NV --
     SP ADR                                                 750          39,375
   CIT Group, Inc.                                          979          39,356
   AXA -- SP ADR+                                           850          37,918
   Deutsche Bank AG-- SP
     ADR                                                    290          37,233
   Loews Corp.                                              760          36,746
   Ambac Financial Group, Inc.+                             550          34,601
   A.G. Edwards, Inc.+                                      390          32,663
   Federated Investors, Inc. --
     Class B+                                               760          30,172
   Ameriprise Financial, Inc.+                              470          29,662
   Credit Suisse Group -- SP
     ADR+                                                   420          27,859
   AmeriCredit Corp.*+                                    1,579          27,759
   PNC Financial Services
     Group, Inc.                                            400          27,240
   ProLogis                                                 410          27,204
   Old Republic International
     Corp.                                                1,360          25,486
   Fidelity National Financial,
     Inc. -- Class A+                                     1,390          24,297

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   PMI Group, Inc.                                          730   $      23,871
   Capital One Financial Corp.                              350          23,251
   American Financial Group,
     Inc.                                                   810          23,101
   Protective Life Corp.                                    520          22,069
   Marsh & McLennan Cos., Inc.                              849          21,650
   MGIC Investment Corp.+                                   640          20,678
   Host Hotels & Resorts, Inc.                              919          20,622
   UnumProvident Corp.+                                     820          20,065
   Horace Mann Educators Corp.                              890          17,542
   National City Corp.+                                     640          16,058
   Commerce Group, Inc.+                                    540          15,914
   Apartment Investment &
     Management Co. -- Class
     A+                                                     290          13,088
   Cincinnati Financial Corp.                               270          11,694
   W.R. Berkley Corp.                                       360          10,667
   Radian Group, Inc.+                                      410           9,545
   Potlatch Corp.                                           180           8,105
   Cousins Properties, Inc.+                                270           7,927
   XL Capital Ltd.+                                          90           7,128
   Everest Re Group Ltd.                                     50           5,512
TOTAL FINANCIALS                                                      1,923,552
                                                                  -------------

INFORMATION TECHNOLOGY 7.2%
   Hewlett-Packard Co.                                    4,589         228,486
   Nokia OYJ -- SP ADR                                    1,990          75,481
   EMC Corp*                                              3,448          71,718
   Electronic Data Systems
     Corp.                                                2,959          64,625
   Tyco Electronics Ltd.                                  1,399          49,567
   Juniper Networks, Inc.*+                               1,340          49,057
   Xerox Corp.*                                           2,760          47,858
   Sun Microsystems, Inc.*                                7,575          42,496
   Applied Materials, Inc.                                1,899          39,309
   Novellus Systems, Inc.*+                               1,310          35,711
   Computer Sciences Corp.*                                 630          35,217
   Telefonaktiebolaget LM
     Ericsson -- SP ADR+                                    800          31,840
   Vishay Intertechnology, Inc.*                          2,389          31,129
   Teradyne, Inc.*                                        2,060          28,428
   Avaya, Inc.*                                           1,649          27,967
   Micron Technology, Inc.*+                              2,279          25,297
   Affiliated Computer Services,
     Inc. -- Class A*                                       500          25,120
   RF Micro Devices, Inc.*                                3,549          23,885
   LSI Logic Corp.*                                       3,000          22,260
   Avnet, Inc.*                                             550          21,923
   SAP AG -- SP ADR+                                        350          20,534
   Ceridian Corp.*+                                         580          20,149


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Alliance Data Systems
     Corp.*+                                                240   $      18,586
   Broadridge Financial
     Solutions, Inc.+                                       970          18,381
   Convergys Corp.*                                       1,019          17,690
   International Business
     Machines Corp.                                         150          17,670
   Motorola, Inc.                                           950          17,603
   CommScope, Inc.*                                         320          16,077
   Cisco Systems, Inc.*                                     480          15,893
   Palm, Inc.*+                                             950          15,456
   Intersil Corp. -- Class A                                430          14,375
   ValueClick, Inc.*+                                       630          14,150
   Polycom, Inc.*+                                          480          12,893
   Dycom Industries, Inc.*                                  390          11,946
   Dell, Inc.*                                              400          11,040
   MPS Group, Inc.*+                                        990          11,038
   Nvidia Corp.*                                            300          10,872
   Plantronics, Inc.+                                       370          10,563
   Qualcomm, Inc.                                           230           9,720
   Mentor Graphics Corp.*+                                  590           8,909
   Research In Motion Ltd.*                                  90           8,869
   Macrovision Corp.*+                                      350           8,620
   Advent Software, Inc.*+                                  180           8,455
   MEMC Electronic Materials,
     Inc.*                                                  140           8,240
   Corning, Inc.                                            280           6,902
   Seagate Technology                                       210           5,372
   Alcatel-Lucent                                           490           4,988
   SanDisk Corp.*                                            90           4,959
   NCR Corp.*                                                80           3,984
   Logitech International SA*+                              120           3,546
   Western Digital Corp.*                                   140           3,545
   Gartner, Inc. -- Class A*                                140           3,424
   Harris Corp.                                              50           2,890
   Nortel Networks Corp.*+                                  170           2,887
   Brocade Communications
     Systems, Inc.*                                         330           2,825
   Diebold, Inc.+                                            50           2,271
   Tellabs, Inc.*                                           230           2,190
   Imation Corp.                                             50           1,227
TOTAL INFORMATION TECHNOLOGY                                          1,356,113
                                                                  -------------

ENERGY 7.0%
   ConocoPhillips                                         1,920         168,518
   National-Oilwell Varco, Inc.*                          1,040         150,280
   Marathon Oil Corp.                                     1,630          92,943
   BP PLC -- SP ADR                                       1,320          91,542
   Total SA -- SP ADR                                     1,110          89,943
   Valero Energy Corp.                                    1,290          86,662
   Anadarko Petroleum Corp.                               1,330          71,487

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Hess Corp.                                             1,020   $      67,861
   Royal Dutch Shell PLC -- SP
     ADR+                                                   730          59,991
   Chesapeake Energy Corp.+                               1,570          55,358
   Cameron International
     Corp.*+                                                520          47,991
   Noble Corp.                                              900          44,145
   ENI-Ente Nazionale
     Idrocarburi -- SP ADR+                                 590          43,518
   El Paso Corp.                                          2,449          41,560
   ENSCO International, Inc.+                               630          35,343
   Newfield Exploration Co.*                                720          34,675
   Grant Prideco, Inc.*+                                    590          32,167
   Tidewater, Inc.+                                         420          26,393
   Pogo Producing Co.                                       460          24,431
   Cimarex Energy Co.+                                      650          24,213
   Superior Energy Services*                                560          19,846
   Patterson-UTI Energy, Inc.+                              150           3,386
TOTAL ENERGY                                                          1,312,253
                                                                  -------------

INDUSTRIALS 6.9%
   CSX Corp.+                                             1,940          82,896
   Paccar, Inc.                                             790          67,347
   Burlington Northern Santa Fe
     Corp.+                                                 800          64,936
   Norfolk Southern Corp.                                 1,090          56,582
   Waste Management, Inc.                                 1,470          55,478
   Terex Corp.*                                             560          49,851
   Eaton Corp.                                              500          49,520
   Caterpillar, Inc.                                        600          47,058
   Siemens AG -- SP ADR                                     330          45,292
   FedEx Corp.                                              300          31,425
   Cummins, Inc.                                            230          29,415
   Tyco International Ltd.+                                 630          27,934
   Foster Wheeler Ltd.*                                     210          27,569
   Timken Co.                                               650          24,147
   ITT Industries, Inc.                                     350          23,776
   KBR Inc.*                                                610          23,650
   Granite Construction, Inc.                               410          21,738
   Kirby Corp.*+                                            480          21,187
   Diana Shipping, Inc.                                     730          20,805
   DRS Technologies, Inc.+                                  370          20,394
   Shaw Group, Inc.*                                        350          20,335
   United Rentals, Inc.*                                    630          20,267
   Ryder System, Inc.+                                      400          19,600
   ABB Ltd. -- SP ADR                                       730          19,148
   SPX Corp.                                                200          18,512
   GATX Corp.+                                              420          17,955
   AGCO Corp.*                                              340          17,262
   Joy Global, Inc.                                         330          16,784
   Emerson Electric Co.                                     310          16,498


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Seaspan Corp.+                                           500   $      16,450
   DryShips, Inc.+                                          180          16,353
   Chicago Bridge & Iron, Co.
     N.V.                                                   370          15,932
   Kelly Services, Inc.                                     770          15,254
   Flowserve Corp.                                          200          15,236
   URS Corp.*                                               240          13,548
   Washington Group
     International, Inc.*                                   150          13,172
   Horizon Lines, Inc. -- Class
     A+                                                     430          13,128
   Werner Enterprises, Inc.                                 720          12,348
   Deere & Co.+                                              80          11,874
   Deluxe Corp.+                                            300          11,052
   Quanta Services, Inc.*+                                  395          10,448
   EMCOR Group, Inc.*                                       320          10,035
   Alexander & Baldwin, Inc.                                200          10,026
   Sequa Corp. -- Class A*                                   60           9,947
   Con-way, Inc.                                            210           9,660
   Perini Corp.*                                            170           9,508
   Genco Shipping & Trading
     Ltd.+                                                  140           9,174
   Jacobs Engineering Group,
     Inc.*+                                                 120           9,070
   Herman Miller, Inc.                                      330           8,956
   Ryanair Holdings PLC -- SP
     ADR*+                                                  190           7,887
   Rockwell Automation, Inc.                                110           7,646
   Precision Castparts Corp.                                 50           7,399
   Cooper Industries Ltd. --
     Class A+                                               140           7,153
   First Solar, Inc.*                                        60           7,064
   YRC Worldwide, Inc.*+                                    250           6,830
   Suntech Power Holdings Co.
     Ltd. - SP ADR*+                                        150           5,985
   Eagle Bulk Shipping, Inc.+                               230           5,920
   Roper Industries, Inc.+                                   90           5,895
   AMETEK, Inc.                                             120           5,186
   Quintana Maritime Ltd.+                                  240           4,577
   Insituform Technologies, Inc.
     -- Class A*+                                           280           4,264
   Thomas & Betts Corp.*                                     70           4,105
   General Cable Corp.*+                                     60           4,027
   Acuity Brands, Inc.+                                      60           3,029
   Belden, Inc.                                              60           2,815
   Baldor Electric Co.+                                      70           2,797
   Genlyte Group, Inc.*                                      40           2,570
   JetBlue Airways Corp.*+                                   30             277
TOTAL INDUSTRIALS                                                     1,293,958
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
HEALTH CARE 6.6%
   Pfizer, Inc.                                           4,950   $     120,928
   Schering-Plough Corp.                                  2,879          91,063
   Baxter International, Inc.                             1,449          81,550
   UnitedHealth Group, Inc.                               1,480          71,676
   Novartis AG -- SP ADR                                  1,280          70,349
   GlaxoSmithKline PLC -- SP
     ADR+                                                 1,300          69,160
   WellPoint, Inc.*                                         780          61,558
   Aetna, Inc.                                              950          51,556
   Eli Lilly & Co.                                          899          51,180
   Thermo Fisher Scientific,
     Inc.*                                                  850          49,062
   AstraZeneca PLC -- SP
     ADR                                                    790          39,555
   McKesson Corp.                                           660          38,801
   Coventry Health Care, Inc.*                              500          31,105
   WellCare Health Plans, Inc.*                             280          29,520
   CIGNA Corp.                                              530          28,244
   Waters Corp.*                                            360          24,091
   Humana, Inc.*                                            330          23,060
   Apria Healthcare Group, Inc.*                            660          17,167
   Cytyc Corp.*                                             350          16,677
   DENTSPLY International,
     Inc.                                                   400          16,656
   Sanofi-Aventis -- SP ADR                                 390          16,544
   Lincare Holdings, Inc.*                                  440          16,126
   Community Health Systems,
     Inc.*+                                                 510          16,034
   Health Net, Inc.*                                        290          15,675
   Cephalon, Inc.*+                                         210          15,343
   King Pharmaceuticals, Inc.*+                           1,250          14,650
   Alcon, Inc. -- SP ADR+                                   100          14,392
   Cerner Corp.*+                                           240          14,354
   Quest Diagnostics, Inc.+                                 240          13,865
   LifePoint Hospitals, Inc.*+                              420          12,604
   Teva Pharmaceutical
     Industries Ltd. -- SP
     ADR+                                                   240          10,673
   Mylan Laboratories, Inc.                                 560           8,938
   Perrigo Co.+                                             380           8,113
   Applera Corp. - Applied
     Biosystems Group                                       200           6,928
   Covance, Inc.*+                                           80           6,232
   Pharmaceutical Product
     Development, Inc.+                                     150           5,316
   Millipore Corp.*+                                         70           5,306
   Health Management
     Associates, Inc. -- Class
     A                                                      760           5,274


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Par Pharmaceutical Cos.,
     Inc.*                                                  280   $       5,197
   Charles River Laboratories
     International, Inc.*+                                   90           5,054
   PerkinElmer, Inc.                                        170           4,966
   Invitrogen Corp.*+                                        60           4,904
   Illumina, Inc.*                                           90           4,669
   Techne Corp.*                                             70           4,416
   Varian, Inc.*                                             60           3,817
   Bio-Rad Laboratories, Inc. --
     Class A*                                                40           3,620
   Sepracor, Inc.*                                           80           2,200
   Advanced Medical Optics,
     Inc.*                                                   60           1,835
   Valeant Pharmaceuticals
     International*                                          90           1,393
   Kindred Healthcare, Inc.*                                 60           1,075
TOTAL HEALTH CARE                                                     1,232,471
                                                                  -------------

CONSUMER DISCRETIONARY+++ 6.4%
   Expedia, Inc.*                                         4,090         130,389
   Time Warner, Inc.                                      4,979          91,414
   Buffalo Wild Wings, Inc.*                              2,335          88,076
   Home Depot, Inc.+                                      1,840          59,690
   Carnival Corp.                                           980          47,461
   DaimlerChrysler AG-- SP
     ADR+                                                   430          43,086
   McDonald's Corp.                                         690          37,584
   Johnson Controls, Inc.                                   310          36,614
   Walt Disney Co.+                                         899          30,917
   Comcast Corp. -- Class A*+                             1,259          30,443
   DIRECTV Group, Inc.*                                     849          20,614
   Whirlpool Corp.                                          230          20,493
   Koninklijke Philips
     Electronics N.V.-- SP
     ADR                                                    440          19,774
   Lowe's Cos., Inc.                                        690          19,334
   Hilton Hotels Corp.+                                     410          19,061
   Mohawk Industries, Inc.*+                                210          17,073
   Big Lots, Inc.*+                                         550          16,412
   Kohl's Corp.*                                            280          16,052
   GameStop Corp. -- Class A*                               280          15,778
   Office Depot, Inc.*                                      760          15,671
   Sotheby's Holdings, Inc. --
     Class A+                                               320          15,293
   Luxottica Group -- SP ADR                                450          15,255
   Harrah's Entertainment, Inc.                             170          14,778
   Liberty Media Corp -
     Interactive*                                           730          14,023
   Polo Ralph Lauren Corp.                                  170          13,217
   AutoZone, Inc.*+                                         110          12,775

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Regis Corp.                                              400   $      12,764
   Hanesbrands, Inc.*                                       450          12,627
   Magna International, Inc. --
     Class A                                                130          12,520
   IAC/ InterActiveCorp*                                    380          11,275
   Mattel, Inc.                                             470          11,026
   Dillard's, Inc. -- Class A+                              490          10,697
   Priceline.com, Inc.*+                                    120          10,650
   Brunswick Corp.+                                         450          10,287
   Belo Corp. -- Class A                                    570           9,895
   American Eagle Outfitters,
     Inc.                                                   360           9,472
   NVR, Inc.*+                                               20           9,405
   Dollar Tree Stores, Inc.*+                               230           9,324
   Hasbro, Inc.+                                            330           9,200
   Gannett Co., Inc.                                        210           9,177
   BorgWarner, Inc.+                                        100           9,153
   Scholastic Corp.*                                        260           9,064
   Rent-A-Center, Inc.*+                                    450           8,158
   WPP Group PLC -- SP ADR                                  120           8,100
   Tribune Co.                                              290           7,923
   Phillips-Van Heusen Corp.+                               150           7,872
   Autoliv, Inc.                                            130           7,767
   Charming Shoppes, Inc.*                                  880           7,392
   Gentex Corp.+                                            330           7,075
   Warnaco Group, Inc.*                                     180           7,033
   Ross Stores, Inc.+                                       270           6,923
   TRW Automotive Holdings
     Corp.*                                                 200           6,336
   Macy's, Inc.                                             190           6,141
   Brinker International, Inc.                              220           6,037
   Tupperware Brands Corp.                                  190           5,983
   LKQ Corp.*+                                              170           5,918
   GSI Commerce, Inc.*+                                     210           5,586
   Netflix, Inc.*+                                          260           5,387
   Cooper Tire & Rubber Co.                                 220           5,368
   Goodyear Tire & Rubber Co.*                              170           5,170
   NutriSystem, Inc.*+                                      110           5,158
   Lennar Corp. -- Class A+                                 210           4,756
   Tenneco, Inc.*                                           150           4,651
   Systemax, Inc.+                                          210           4,292
   Aeropostale, Inc.*+                                      225           4,288
   American Axle &
     Manufacturing Holdings,
     Inc.+                                                  160           4,040
   Blue Nile, Inc.*+                                         40           3,765
   KB HOME+                                                 150           3,759
   Gmarket, Inc.*                                           130           3,049
   Lear Corp.*+                                              90           2,889
   Media General, Inc.                                       90           2,476
   Lee Enterprises, Inc.                                    150           2,336


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Visteon Corp.*                                           420   $       2,163
   M.D.C. Holdings, Inc.                                     50           2,047
   Amazon.com, Inc.*+                                        10             932
   Delphi Corp.*                                          1,670             760
TOTAL CONSUMER DISCRETIONARY                                          1,199,343
                                                                  -------------

CONSUMER STAPLES 4.1%
   Safeway, Inc.                                          4,059         134,393
   Wal-Mart Stores, Inc.                                  2,979         130,033
   Reynolds American, Inc.+                               1,220          77,580
   SUPERVALU, Inc.                                        1,850          72,168
   Molson Coors Brewing Co.
     -- Class B                                             600          59,802
   NBTY, Inc.*                                            1,150          46,690
   Energizer Holdings, Inc.*                                380          42,123
   Diageo PLC -- SP ADR                                     470          41,233
   Unilever NV                                            1,250          38,563
   Altria Group, Inc.                                       520          36,156
   Pepsi Bottling Group, Inc.+                              770          28,621
   Dean Foods Co.                                           660          16,883
   Cadbury Schweppes PLC --
     SP ADR                                                 340          15,817
   Walgreen Co.                                             280          13,227
   Universal Corp.                                          210          10,280
   Hershey Co.+                                             130           6,033
   Alberto-Culver Co.                                       200           4,958
TOTAL CONSUMER STAPLES                                                  774,560
                                                                  -------------

TELECOMMUNICATION SERVICES 4.1%
   AT&T, Inc.                                             4,470         189,126
   Verizon Communications,
     Inc.                                                 3,000         132,840
   Vodafone Group PLC -- SP
     ADR+                                                 2,820         102,366
   Telefonica SA -- SP ADR                                  800          67,024
   BT Group PLC -- SP ADR                                   620          38,954
   Deutsche Telekom AG -- SP
     ADR+                                                 1,710          33,567
   China Mobile Ltd. -- SP
     ADR+                                                   370          30,355
   Telephone & Data Systems,
     Inc.                                                   420          28,035
   CenturyTel, Inc.                                         570          26,345
   France Telecom SA -- SP
     ADR                                                    680          22,739
   Telecom Italia -- SP ADR                                 590          17,859
   America Movil SAB de CV
     -- SP ADR                                              240          15,360
   Vimpel-Communications --
     SP ADR                                                 300           8,112

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Rogers Communications, Inc.
     -- Class B                                             170   $       7,740
   Mobile Telesystems -- SP
     ADR                                                    110           7,624
   Turkcell Iletisim Hizmet AS,
     Inc. -- SP ADR+                                        270           5,746
   SK Telecom Co. Ltd. -- SP
     ADR+                                                   180           5,346
   American Tower Corp. --
     Class A*                                               120           5,225
   NII Holdings, Inc. -- Class
     B*                                                      60           4,929
   Philippine Long Distance
     Telephone Co. -- SP
     ADR+                                                    70           4,504
   U.S. Cellular Corp.*                                      40           3,928
   Crown Castle International
     Corp.*                                                  90           3,657
TOTAL TELECOMMUNICATION SERVICES                                        761,381
                                                                  -------------

MATERIALS 3.1%
   Dow Chemical Co.                                       1,300          55,978
   BHP Billiton Ltd. -- SP
     ADR+                                                   640          50,304
   Rio Tinto PLC -- SP ADR+                                 140          48,076
   Anglo American PLC -- SP
     ADR                                                  1,430          47,834
   United States Steel Corp.+                               450          47,673
   E.I. du Pont de Nemours and
     Co.                                                    660          32,710
   Alcoa, Inc.                                              730          28,558
   Temple-Inland, Inc.+                                     460          24,210
   Steel Dynamics, Inc.+                                    390          18,213
   Albemarle Corp.                                          400          17,680
   Companhia Vale do Rio Doce
     -- SP ADR                                              440          14,929
   ArcelorMittal+                                           170          13,321
   Bemis Co.                                                410          11,935
   Valspar Corp.                                            420          11,428
   POSCO -- SP ADR+                                          60          10,726
   Martin Marietta Materials,
     Inc.+                                                   80          10,684
   Reliance Steel & Aluminum
     Co.                                                    170           9,612
   Potash Corporation of
     Saskatchewan+                                           90           9,513
   Lubrizol Corp.                                           140           9,108
   Alcan, Inc.                                               90           9,007
   Southern Copper Corp.+                                    70           8,668
   Praxair, Inc.                                            100           8,376
   The Mosaic Co.*                                          140           7,493


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Barrick Gold Corp.                                       180   $       7,250
   Pactiv Corp.*                                            240           6,878
   Air Products & Chemicals,
     Inc.                                                    70           6,843
   Carpenter Technology Corp.                                50           6,501
   Ashland, Inc.                                            100           6,021
   Teck Cominco Ltd. - Class B+                             120           5,725
   Goldcorp, Inc.+                                          180           5,501
   PPG Industries, Inc.+                                     70           5,289
   Rohm & Haas Co.+                                          90           5,010
   Agrium, Inc.                                              90           4,894
   Eastman Chemical Co.+                                     70           4,671
   Worthington Industries, Inc.+                            170           4,005
   Sigma-Aldrich Corp.                                       80           3,899
   Huntsman Corp.                                           140           3,709
   Ferro Corp.                                              170           3,397
   Freeport-McMoRan Copper
     & Gold, Inc. -- Class B                                 30           3,147
   BASF AG -- SP ADR                                          3             411
TOTAL MATERIALS                                                         589,187
                                                                  -------------

UTILITIES 1.3%
   PG&E Corp.                                               650          31,070
   Xcel Energy, Inc.                                      1,080          23,263
   Sierra Pacific Resources                               1,360          21,393
   Constellation Energy Group,
     Inc.                                                   230          19,732
   CenterPoint Energy, Inc.+                              1,230          19,717
   TXU Corp.                                                280          19,171
   SCANA Corp.+                                             420          16,271
   Entergy Corp.                                            150          16,243
   Pinnacle West Capital Corp.                              370          14,619
   Westar Energy, Inc.                                      450          11,052
   Northeast Utilities+                                     370          10,571
   CMS Energy Corp.                                         600          10,092
   TECO Energy, Inc.+                                       390           6,408
   AGL Resources, Inc.                                      150           5,943
   NiSource, Inc.+                                          280           5,359
   Black Hills Corp.+                                        90           3,692
   IDACORP, Inc.                                             80           2,619
   Oneok, Inc.                                               40           1,896
TOTAL UTILITIES                                                         239,111
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $10,209,315)                                                10,681,929
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS 7.5%
   iShares MSCI Emerging
     Markets Index Fund+                                  9,380   $   1,401,841
TOTAL EXCHANGE TRADED FUNDS
   (Cost $1,223,753)                                                  1,401,841
                                                                  -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
37.8%
Collateralized by U.S. Treasury
Obligations
   Mizuho Financial Group, Inc.
     issued 09/28/07 at 3.96%
     due 10/01/07                                  $  1,331,515       1,331,515
   Credit Suisse Group issued
     09/28/07 at 3.95% due
     10/01/07++                                       2,316,918       2,316,918
   Lehman Brothers Holdings,
     Inc. issued 09/28/07 at
     3.90% due 10/01/07                                 781,927         781,927
   UBS, Inc. issued 09/28/07
     at 3.89% due 10/01/07                            1,331,514       1,331,514
   Morgan Stanley issued
     09/28/07 at 3.80% due
     10/01/07                                         1,331,514       1,331,514
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $7,093,388)                                                  7,093,388
                                                                  -------------

SECURITIES LENDING COLLATERAL 15.8%
Investment in Securities Lending Short
Term
   Investment Portfolio held by
     U.S. Bank                                        2,968,315       2,968,315
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,968,315)                                                     2,968,315

TOTAL LONG SECURITITES 118.0%                                     =============
(Cost $21,494,771)                                                $  22,145,473

                                                         SHARES
--------------------------------------------------------------------------------
COMMON STOCKS SOLD SHORT (43.1)%

TELECOMMUNICATION SERVICES (0.6)%
   Alltel Corp.                                             659   $     (45,919)
   Sprint Nextel Corp.                                    3,793         (72,067)
TOTAL TELECOMMUNICATION SERVICES                                       (117,986)
                                                                  -------------

UTILITIES (1.4)%
   Great Plains Energy, Inc.                                250          (7,202)


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                          MARKET
                                                        SHARES             VALUE
--------------------------------------------------------------------------------
   Hawaiian Electric Industries,
     Inc.                                                   370   $      (8,033)
   Duke Energy Corp.                                        519          (9,700)
   Pepco Holdings, Inc.                                     409         (11,076)
   Dynegy, Inc. - Class A*                                1,200         (11,088)
   Aqua America, Inc.                                       740         (16,783)
   DPL, Inc.                                                670         (17,594)
   AES Corp.*                                               888         (17,796)
   Consolidated Edison, Inc.                                419         (19,400)
   Equitable Resources, Inc.                                460         (23,860)
   Allegheny Energy, Inc.*                                  590         (30,833)
   Ameren Corp.                                             659         (34,597)
   Exelon Corp.                                             660         (49,738)
TOTAL UTILITIES                                                        (257,700)
                                                                  -------------

MATERIALS (1.5)%
   Lyondell Chemical Co.                                     60          (2,781)
   Bowater, Inc.                                            300          (4,476)
   Louisiana-Pacific Corp.                                  309          (5,244)
   Scotts Miracle-Gro Co. -
     Class A                                                170          (7,267)
   Florida Rock Industries, Inc.                            120          (7,499)
   Olin Corp.                                               449         (10,049)
   Newmont Mining Corp.                                     370         (16,550)
   Nucor Corp.                                              289         (17,187)
   FMC Corp.                                                340         (17,687)
   International Flavors &
     Fragrances, Inc.                                       340         (17,972)
   Vulcan Materials Co.                                     270         (24,070)
   Weyerhaeuser Co.                                         419         (30,294)
   Allegheny Technologies, Inc.                             280         (30,786)
   Ecolab, Inc.                                             849         (40,073)
   Monsanto Co.                                             580         (49,729)
TOTAL MATERIALS                                                        (281,664)
                                                                  -------------

CONSUMER DISCRETIONARY (4.0)%
   Beazer Homes USA, Inc.                                    60            (495)
   Dick's Sporting Goods, Inc.*                              40          (2,686)
   Furniture Brands
     International, Inc.                                    300          (3,042)
   ArvinMeritor, Inc.                                       200          (3,364)
   ITT Educational Services,
     Inc.*                                                   30          (3,651)
   Ryland Group, Inc.                                       180          (3,857)
   Circuit City Stores, Inc.                                610          (4,825)
   Borders Group, Inc.                                      409          (5,452)
   Blyth, Inc.                                              279          (5,706)
   Chico's FAS, Inc.*                                       510          (7,165)
   Coldwater Creek, Inc.*                                   700          (7,602)
   Foot Locker, Inc.                                        509          (7,803)

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
   Valassis Communications,
     Inc.*                                                  879   $      (7,841)
   AnnTaylor Stores Corp.*                                  250          (7,918)
   DeVry, Inc.                                              230          (8,512)
   Hovnanian Enterprises, Inc.
     -- Class A*                                            770          (8,539)
   RadioShack Corp.                                         420          (8,677)
   DR Horton, Inc.                                          680          (8,711)
   Saks, Inc.                                               569          (9,758)
   Toll Brothers, Inc.*                                     519         (10,375)
   Centex Corp.                                             399         (10,601)
   Career Education Corp.*                                  389         (10,888)
   Dow Jones & Co., Inc.                                    190         (11,343)
   Catalina Marketing Corp.*                                380         (12,308)
   Carmax, Inc.*                                            620         (12,605)
   Strayer Education, Inc.                                   90         (15,177)
   Washington Post Co. - Class
     B                                                       20         (16,056)
   Eastman Kodak Co.                                        639         (17,100)
   Wyndham Worldwide Corp.                                  529         (17,330)
   Urban Outfitters, Inc.*                                  840         (18,312)
   Scientific Games Corp. --
     Class A*                                               500         (18,800)
   Pulte Homes, Inc.                                      1,428         (19,435)
   Interpublic Group of Cos.,
     Inc.*                                                1,970         (20,449)
   Harman International
     Industries, Inc.                                       240         (20,765)
   Wendy's International, Inc.                              619         (21,609)
   Coach, Inc.*                                             470         (22,217)
   Best Buy Co., Inc.                                       500         (23,010)
   Ford Motor Co.*                                        3,074         (26,098)
   CBS Corp.                                                998         (31,437)
   H&R Block, Inc.                                        1,508         (31,939)
   Apollo Group, Inc. -- Class
     A*                                                     550         (33,083)
   Marriott International, Inc. --
     Class A                                                930         (40,427)
   General Motors Corp.                                   1,320         (48,444)
   International Game
     Technology                                           1,439         (62,021)
   Starbucks Corp.*                                       2,420         (63,404)
TOTAL CONSUMER DISCRETIONARY                                           (750,837)
                                                                  -------------

CONSUMER STAPLES (4.0)%
   Tyson Foods, Inc. - Class A                              489          (8,729)
   Whole Foods Market, Inc.                                 380         (18,605)
   Brown-Forman Corp.                                       290         (21,724)
   Tootsie Roll Industries, Inc.                            908         (24,089)
   Archer-Daniels-Midland Co.                               989         (32,716)
   Hansen Natural Corp.*                                    680         (38,542)
   Sara Lee Corp.                                         4,382         (73,136)


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
   Clorox Co.                                             1,300   $     (79,287)
   WM Wrigley Jr Co.                                      1,660        (106,622)
   Colgate-Palmolive Co.                                  2,210        (157,617)
   Avon Products, Inc.                                    5,266        (197,633)
TOTAL CONSUMER STAPLES                                                 (758,700)
                                                                  -------------

INDUSTRIALS (4.5)%
   Federal Signal Corp.                                     339          (5,207)
   Airtran Holdings, Inc.*                                  640          (6,298)
   Alaska Air Group, Inc.*                                  290          (6,696)
   Mine Safety Appliances Co.                               160          (7,538)
   Hubbell, Inc. -- Class B                                 140          (7,997)
   HNI Corp.                                                250          (9,000)
   ChoicePoint, Inc.*                                       269         (10,200)
   Graco, Inc.                                              270         (10,560)
   Pall Corp.                                               340         (13,226)
   Stericycle, Inc.*                                        280         (16,005)
   Cintas Corp.                                             450         (16,695)
   Rollins, Inc.                                            670         (17,882)
   Fluor Corp.                                              130         (18,717)
   American Standard Cos., Inc.                             589         (20,980)
   CH Robinson Worldwide, Inc.                              400         (21,716)
   Avis Budget Group, Inc.*                                 970         (22,201)
   Brink's Co.                                              410         (22,911)
   MSC Industrial Direct Co. --
     Class A                                                500         (25,295)
   Monster Worldwide, Inc.*                                 870         (29,632)
   Corporate Executive Board
     Co.                                                    460         (34,150)
   Dun & Bradstreet Corp.                                   350         (34,513)
   Fastenal Co.                                             770         (34,966)
   Masco Corp.                                            1,638         (37,952)
   Southwest Airlines Co.                                 2,867         (42,432)
   Rockwell Collins, Inc.                                   700         (51,128)
   United Parcel Service, Inc. --
     Class B                                                810         (60,831)
   Pitney Bowes, Inc.                                     1,409         (63,997)
   Expeditors International
     Washington, Inc.                                     1,360         (64,328)
   General Electric Co.                                   3,264        (135,130)
TOTAL INDUSTRIALS                                                      (848,183)
                                                                  -------------

HEALTH CARE (5.4)%
   Ventana Medical Systems,
     Inc.*                                                   90          (7,732)
   Affymetrix, Inc.*                                        309          (7,839)
   Omnicare, Inc.                                           340         (11,264)
   PDL BioPharma, Inc.*                                     530         (11,453)
   Medicis Pharmaceutical Corp.
     -- Class A                                             399         (12,173)

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
   Varian Medical Systems,
     Inc.*                                                  310   $     (12,986)
   Hillenbrand Industries, Inc.                             289         (15,901)
   Genzyme Corp.*                                           379         (23,483)
   Kyphon, Inc.*                                            369         (25,830)
   Boston Scientific Corp.*                               1,889         (26,352)
   CR Bard, Inc.                                            309         (27,251)
   Tenet Healthcare Corp.*                                8,774         (29,481)
   Stryker Corp.                                            540         (37,130)
   Hospira, Inc.*                                           899         (37,264)
   Vertex Pharmaceuticals, Inc.*                          1,150         (44,171)
   Intuitive Surgical, Inc.*                                200         (46,000)
   Amgen, Inc.*                                             840         (47,519)
   Allergan, Inc.                                         1,000         (64,470)
   Abbott Laboratories                                    1,447         (77,588)
   Johnson & Johnson                                      1,189         (78,117)
   Celgene Corp.*                                         1,110         (79,154)
   Gilead Sciences, Inc.*                                 2,170         (88,688)
   Merck & Co., Inc.                                      1,787         (92,370)
   Bristol-Myers Squibb Co.                               3,750        (108,075)
TOTAL HEALTH CARE                                                    (1,012,291)
                                                                  -------------

ENERGY (6.7)%
   Encore Acquisition Co.*                                  439         (13,894)
   Arch Coal, Inc.                                          730         (24,630)
   Forest Oil Corp.*                                        669         (28,794)
   BJ Services Co.                                        1,179         (31,303)
   Nabors Industries Ltd.*                                1,069         (32,893)
   FMC Technologies, Inc.*                                  580         (33,443)
   Peabody Energy Corp.                                     840         (40,211)
   Pioneer Natural Resources
     Co.                                                    968         (43,541)
   Quicksilver Resources, Inc.*                           1,100         (51,755)
   Sunoco, Inc.                                             739         (52,307)
   Baker Hughes, Inc.                                       679         (61,361)
   Murphy Oil Corp.                                         978         (68,352)
   Halliburton Co.                                        1,818         (69,811)
   Southwestern Energy Co.*                               1,699         (71,103)
   Apache Corp.                                           1,138        (102,488)
   Smith International, Inc.                              1,490        (106,386)
   Tesoro Corp.                                           2,400        (110,448)
   Schlumberger Ltd.                                      3,009        (315,945)
TOTAL ENERGY                                                         (1,258,665)
                                                                  -------------

INFORMATION TECHNOLOGY (7.3)%
   F5 Networks, Inc.*                                       301         (11,198)
   MoneyGram International,
     Inc.                                                   679         (15,339)
   Kemet Corp.*                                           2,365         (17,383)
   Tech Data Corp.*                                         439         (17,613)


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
   Powerwave Technologies,
     Inc.*                                                2,926   $     (18,024)
   Novell, Inc.*                                          2,485         (18,985)
   Checkfree Corp.*                                         409         (19,035)
   Lexmark International, Inc. -
     Class A*                                               469         (19,478)
   Global Payments, Inc.                                    500         (22,110)
   Parametric Technology
     Corp.*                                               1,279         (22,280)
   Unisys Corp.*                                          3,599         (23,825)
   National Instruments Corp.                               750         (25,748)
   Ciena Corp.*                                             700         (26,656)
   Akamai Technologies, Inc.*                             1,099         (31,574)
   Network Appliance, Inc.*                               1,209         (32,534)
   Cypress Semiconductor
     Corp.*                                               1,128         (32,949)
   Citrix Systems, Inc.*                                    819         (33,022)
   Kla-Tencor Corp.                                         599         (33,412)
   Intuit, Inc.*                                          1,128         (34,178)
   Activision, Inc.*                                      1,759         (37,977)
   JDS Uniphase Corp.*                                    3,119         (46,660)
   Cognizant Technology
     Solutions Corp. -- Class
     A*                                                     640         (51,053)
   Apple, Inc.*                                             350         (53,739)
   Paychex, Inc.                                          1,330         (54,530)
   Advanced Micro Devices,
     Inc.*                                                4,733         (62,476)
   Adobe Systems, Inc.*                                   1,800         (78,588)
   Google, Inc. -- Class A*                                 180        (102,109)
   Yahoo!, Inc.*                                          4,980        (133,663)
   Intel Corp.                                            5,240        (135,506)
   Electronic Arts, Inc.*                                 2,757        (154,364)
TOTAL INFORMATION TECHNOLOGY                                         (1,366,008)
                                                                  -------------

FINANCIALS (7.7)%
   Janus Capital Group, Inc.                                 80          (2,262)
   SEI Investments Co.                                       90          (2,455)
   Charles Schwab Corp.                                     260          (5,616)
   IndyMac Bancorp, Inc.                                    350          (8,263)
   Westamerica Bancorporation                               210         (10,460)
   First Niagara Financial
     Group, Inc.                                            788         (11,150)
   Waddell & Reed Financial,
     Inc. -- Class A                                        460         (12,434)
   Astoria Financial Corp.                                  520         (13,796)
   FirstMerit Corp.                                         729         (14,405)
   Cullen/Frost Bankers, Inc.                               290         (14,535)
   Equity One, Inc.                                         569         (15,477)

                                                                          MARKET
                                                         SHARES            VALUE
--------------------------------------------------------------------------------
   Nuveen Investments, Inc. -
     Class A                                                250   $     (15,485)
   Brown & Brown, Inc.                                      610         (16,043)
   Eaton Vance Corp.                                        410         (16,384)
   Huntington Bancshares, Inc.                            1,068         (18,135)
   First American Corp.                                     529         (19,372)
   First Horizon National Corp.                             769         (20,502)
   CB Richard Ellis Group, Inc.
     -- Class A*                                            740         (20,602)
   Arthur J Gallagher & Co.                                 798         (23,118)
   Zions Bancorporation                                     340         (23,348)
   Hudson City Bancorp, Inc.                              1,640         (25,223)
   UDR, Inc.                                              1,130         (27,482)
   New York Community
     Bancorp, Inc.                                        1,457         (27,756)
   Progressive Corp.                                      1,470         (28,533)
   M&T Bank Corp.                                           280         (28,966)
   Countrywide Financial Corp.                            1,569         (29,827)
   T Rowe Price Group, Inc.                                 540         (30,073)
   Webster Financial Corp.                                  729         (30,705)
   Comerica, Inc.                                           599         (30,717)
   Sovereign Bancorp, Inc.                                1,986         (33,841)
   Regency Centers Corp.                                    490         (37,607)
   Regions Financial Corp.                                1,317         (38,825)
   CME Group, Inc.                                           70         (41,114)
   Developers Diversified Realty
     Corp.                                                  740         (41,344)
   Franklin Resources, Inc.                                 330         (42,075)
   Fifth Third Bancorp                                    1,288         (43,637)
   AvalonBay Communities, Inc.                              400         (47,224)
   Kimco Realty Corp.                                     1,170         (52,896)
   Moody's Corp.                                          1,110         (55,944)
   Macerich Co.                                             750         (65,685)
   Simon Property Group, Inc.                               740         (74,000)
   Leucadia National Corp.                                1,760         (84,867)
   Washington Mutual, Inc.                                3,375        (119,171)
   SLM Corp.                                              2,435        (120,946)
TOTAL FINANCIALS                                                     (1,442,300)
                                                                  -------------

TOTAL COMMON STOCKS SOLD SHORT
   (Proceeds $7,677,575)                                             (8,094,334)
                                                                  -------------
Total Short Sales (43.1)%
(Proceeds $7,677,575)                                             $  (8,094,334)
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 25.1%                                            $   4,711,435
                                                                  -------------
NET ASSETS - 100.0%                                               $  18,762,574


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2007 Nikkei 225
Futures Contracts
   (Aggregate Market Value of
   Contracts $1,423,325)                                     17   $      65,378
December 2007 Russell 2000(R)
Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $2,023,750)                                     25          54,139
December 2007 S&P MidCap
400 Index Mini Futures
Contracts
   (Aggregate Market Value of
   Contracts $1,963,500)                                     22          48,501
December 2007 S&P 500 Index
Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $1,307,513)                                     17          32,539
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$6,718,088)                                                       $     200,557
                                                                  -------------

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007.

++ All or a portion of this security is pledged as short security collateral at September 30, 2007.

      ADR - American Depository Receipt.


--------------------------------------------------------------------------------

VARIABLE ANNUITY REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.9%

   Simon Property Group, Inc.+                            9,971   $     997,100
   Brookfield Asset
     Management, Inc. --
     Class A                                             25,061         964,848
   ProLogis                                              13,670         907,004
   Vornado Realty Trust                                   7,544         824,936
   Archstone-Smith Trust                                 12,716         764,740
   Public Storage, Inc.                                   9,561         751,973
   KIMCO Realty Corp.                                    16,581         749,627
   General Growth Properties,
     Inc.+                                               13,908         745,747
   Boston Properties, Inc.                                6,961         723,248
   Equity Residential+                                   16,428         695,890
   Host Hotels & Resorts, Inc.+                          29,399         659,714
   Brookfield Properties Corp.                           26,185         652,007
   AvalonBay Communities, Inc.                            5,242         618,871
   Plum Creek Timber Co., Inc.
     (REIT)                                              13,238         592,533
   HCP, Inc.+                                            17,065         566,046
   Developers Diversified Realty
     Corp.                                                9,986         557,918
   Macerich Co.+                                          6,022         527,407
   AMB Property Corp.+                                    8,778         525,012
   SL Green Realty Corp.+                                 4,382         511,686
   Ventas, Inc.+                                         12,203         505,204
   Regency Centers Corp.                                  6,371         488,974
   Federal Realty Investment
     Trust+                                               5,488         486,237
   CB Richard Ellis Group, Inc.
     -- Class A*+                                        16,059         447,083
   Annaly Mortgage
     Management, Inc.                                    27,842         443,523
   Duke Realty Corp.+                                    12,660         428,035
   Apartment Investment &
     Management Co. -- Class
     A+                                                   9,067         409,194
   Forest City Enterprises, Inc.
     -- Class A                                           7,311         403,275
   Health Care REIT, Inc.+                                9,107         402,894
   Rayonier, Inc.                                         8,249         396,282
   Hospitality Properties Trust                           9,665         392,882
   Weingarten Realty Investors+                           9,409         390,097
   Camden Property Trust                                  5,968         383,444
   Liberty Property Trust                                 9,364         376,526
   Jones Lang LaSalle, Inc.                               3,655         375,588
   iStar Financial, Inc.                                 10,964         372,666
   CapitalSource, Inc.                                   18,123         366,810
   Taubman Centers, Inc.                                  6,646         363,869

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Realty Income Corp.+                                  12,908   $     360,779
   Essex Property Trust, Inc.+                            3,046         358,118
   UDR, Inc.+                                            14,598         355,023
   Nationwide Health Properties,
     Inc.+                                               11,608         349,749
   Douglas Emmett, Inc.+                                 13,875         343,129
   Alexandria Real Estate
     Equities, Inc.+                                      3,521         338,931
   BRE Properties, Inc. -- Class
     A                                                    6,043         337,985
   Mack-Cali Realty Corp.                                 8,116         333,568
   Digital Realty Trust, Inc.                             8,105         319,256
   CBL & Associates Properties,
     Inc.+                                                8,709         305,250
   Equity One, Inc.+                                     10,987         298,846
   Highwoods Properties, Inc.                             7,948         291,453
   Brandywine Realty Trust                               11,490         290,812
   HRPT Properties Trust                                 29,115         287,947
   Corporate Office Properties
     Trust SBI                                            6,916         287,913
   Senior Housing Properties
     Trust+                                              12,921         285,037
   The St. Joe Co.+                                       8,280         278,291
   Potlatch Corp.                                         6,148         276,844
   National Retail Properties,
     Inc.+                                               11,269         274,738
   First Industrial Realty Trust,
     Inc.+                                                7,051         274,072
   DCT Industrial Trust, Inc.+                           26,010         272,325
   Home Properties, Inc.+                                 5,191         270,866
   Kilroy Realty Corp.                                    4,387         265,984
   Cousins Properties, Inc.+                              8,598         252,437
   BioMed Realty Trust, Inc.+                            10,451         251,869
   Washington Real Estate
     Investment Trust                                     7,580         251,504
   LaSalle Hotel Properties+                              5,974         251,386
   Colonial Properties Trust+                             7,244         248,469
   Sunstone Hotel Investors, Inc.                         9,500         243,580
   DiamondRock Hospitality Co.                           13,783         239,962
   Tanger Factory Outlet
     Centers, Inc.+                                       5,908         239,806
   Strategic Hotels & Resorts,
     Inc.                                                11,620         239,256
   Pennsylvania Real Estate
     Investment Trust                                     5,970         232,472
   Equity Inns, Inc.                                     10,232         231,039
   Post Properties, Inc.                                  5,968         230,962
   Entertainment Properties
     Trust                                                4,545         230,886
   Lexington Realty Trust+                               11,526         230,635


--------------------------------------------------------------------------------

VARIABLE ANNUITY REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Equity Lifestyle Properties,
     Inc.+                                                4,406   $     228,231
   Healthcare Realty Trust, Inc.+                         8,486         226,237
   Mid-America Apartment
     Communities, Inc.+                                   4,437         221,184
   Eastgroup Properties, Inc.+                            4,739         214,487
   Ashford Hospitality Trust,
     Inc.+                                               20,455         205,573
   Omega Healthcare Investors,
     Inc.                                                13,205         205,074
   Extra Space Storage, Inc.+                            12,970         199,608
   FelCor Lodging Trust, Inc.                             9,904         197,387
   Inland Real Estate Corp.+                             12,714         196,940
   Acadia Realty Trust                                    7,200         195,336
   Maguire Properties, Inc.                               7,560         195,275
   Sovran Self Storage, Inc.+                             4,208         192,895
   Glimcher Realty Trust+                                 7,903         185,721
   American Financial Realty
     Trust                                               22,737         183,033
   Thornburg Mortgage, Inc.+                             13,897         178,576
   Newcastle Investment Corp.+                            9,420         165,980
   Friedman Billings Ramsey
     Group, Inc. -- Class A+                             35,960         165,776
   Parkway Properties, Inc.                               3,730         164,642
   Redwood Trust, Inc.+                                   4,900         162,778
   U-Store-It Trust+                                     12,295         162,294
   NorthStar Realty Finance
     Corp.+                                              14,195         140,956
   RAIT Financial Trust+                                 10,210          84,028
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $26,448,200)                                                35,272,080
                                                                  -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.3%
Collateralized by U.S. Treasury
   Obligations

   Lehman Brothers Holdings,
   Inc. issued 09/28/07 at 3.90%
   due 10/01/07                                   $     114,932         114,932
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $114,932)                                                      114,932
                                                                  -------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 23.3%
Investment in Securities Lending Short
Term
     Investment Portfolio held
     by U.S. Bank                                 $   8,243,778   $   8,243,778
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
   (Cost $8,243,778)                                                  8,243,778
                                                                  -------------

TOTAL INVESTMENTS 123.5%
   (Cost $34,806,910)                                             $  43,630,790
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (23.5)%                                               $  (8,306,612)
                                                                  -------------
NET ASSETS - 100.0%                                               $  35,324,178

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007.


--------------------------------------------------------------------------------

VARIABLE ANNUITY STRENGTHENING DOLLAR 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
83.9%
Collateralized by U.S. Treasury
   Obligations
Mizuho Financial Group, Inc.
   issued 09/28/07 at 3.96%
   due 10/01/07                                    $    727,723   $     727,723
Credit Suisse Group issued
   09/28/07 at 3.95% due
   10/01/07+                                          1,084,523       1,084,523
Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90% due
   10/01/07                                             427,352         427,352
UBS, Inc. issued 09/28/07 at
   3.89% due 10/01/07                                   727,722         727,722
Morgan Stanley issued
   09/28/07 at 3.80% due
   10/01/07                                             727,722         727,722
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $3,695,042)                                                  3,695,042
                                                                  -------------

TOTAL INVESTMENTS 83.9%
   (Cost $3,695,042)                                                  3,695,042
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 16.1%                                                  708,980
                                                                  -------------
NET ASSETS - 100.0%                                                   4,404,022

                                                                     UNREALIZED
                                                          UNITS            LOSS
                                                   -----------------------------
CURRENCY INDEX SWAP AGREEMENT
November 2007 U.S. Dollar
Index Swap, Terminating
11/29/07*
   (Notional Market Value
   $8,791,487)                                          113,273        (158,010)
                                                                  -------------

*     Price Return based on U.S. Dollar Index +/- financing at a variable rate.

+ All or a portion of this security is pledged as equity index swap collateral at September 30, 2007.


--------------------------------------------------------------------------------

VARIABLE ANNUITY WEAKENING DOLLAR 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
91.4%
Collateralized by U.S. Treasury
   Obligations

Mizuho Financial Group, Inc.
   issued 09/28/07 at 3.96%
   due 10/01/07                                    $  2,394,587   $   2,394,587
Credit Suisse Group issued
   09/28/07 at 3.95% due
   10/01/07+                                          4,243,215       4,243,215
Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90% due
   10/01/07                                           1,406,212       1,406,212
UBS, Inc. issued 9/28/07 at
   3.89% due 10/01/07                                 2,394,586       2,394,586
Morgan Stanley issued
   09/28/07 at 3.80% due
   10/01/07                                           2,394,586       2,394,586
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $12,833,186)                                                12,833,186
                                                                  -------------
TOTAL INVESTMENTS 91.4%
   (Cost $12,833,186)                                             $  12,833,186
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 8.6%                                             $   1,209,485
                                                                  -------------
NET ASSETS - 100.0%                                               $  14,042,671

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                          UNITS            GAIN
--------------------------------------------------------------------------------
CURRENCY INDEX SWAP AGREEMENT SOLD SHORT
November 2007 U.S. Dollar
Index Swap, Terminating
11/27/07**
   (Notional Market Value
   $28,149,085)                                         362,682   $   1,131,042
                                                                  -------------

**    Price Return based on U.S. Dollar Index +/- financing at a variable rate.

+ All or a portion of this security is pledged as equity index swap collateral at September 30, 2007.


--------------------------------------------------------------------------------

VARIABLE ANNUITY AMERIGO
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 0.9%

   Berkshire Hathaway, Inc. --
     Class A*                                                27   $   3,199,770
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $2,426,781)                                                  3,199,770
                                                                  -------------

EXCHANGE TRADED FUNDS 98.3%
   iShares Russell 1000 Growth
     Index Fund                                         609,000      37,526,580
   iShares MSCI Emerging Markets
     Index Fund+                                        217,000      32,430,650
   iShares MSCI EAFE Index Fund                         347,000      28,658,730
   iShares S&P Latin America 40
     Index Fund+                                         88,000      21,252,000
   Vanguard Mid-Cap ETF                                 261,000      20,793,870
   iShares Russell Midcap Growth
     Index Fund+                                        171,000      19,863,360
   Powershares QQQ+                                     365,000      18,764,650
   Industrial Select Sector SPDR
     Fund+                                              415,000      17,048,200
   SPDR Trust, Series 1+                                 89,000      13,579,620
   iShares Russell Midcap Index
     Fund+                                              121,000      13,086,150
   iShares Russell 2000 Index
     Fund+                                              137,000      10,983,290
   DIAMONDS Trust, Series I+                             68,000       9,445,880
   iShares MSCI Pacific
     ex-Japan  Index Fund+                               50,000       8,315,000
   Vanguard Value ETF                                   114,000       8,143,020
   Materials Select Sector SPDR
     Fund+                                              187,000       7,874,570
   Vanguard Total Stock Market
     ETF+                                                47,000       7,102,170
   Energy Select Sector SPDR
     Fund+                                               91,000       6,825,000
   iShares MSCI Brazil Index
     Fund+                                               91,000       6,693,050
   streetTracks Gold Trust*                              73,000       5,366,230
   iShares MSCI Mexico Index
     Fund+                                               91,000       5,312,580
   iShares MSCI Singapore Index
     Fund+                                              356,000       5,275,920
   iShares Silver Trust*+                                34,000       4,650,180
   Vanguard Pacific ETF+                                 63,000       4,583,250
   iShares FTSE/Xinhua China 25
     Index Fund+                                         23,000       4,140,000
   iShares MSCI Spain Index+                             53,000       3,222,400

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   iShares MSCI Taiwan Index
     Fund, Inc.+                                        187,000   $   3,141,600
   iShares Russell 1000 Value
     Index Fund+                                         34,000       2,922,980
   SPDR Russell/Nomura PRIME
     Japan ETF                                           51,000       2,840,700
   Vanguard Emerging Markets ETF+                        26,000       2,692,560
   iShares MSCI South Korea
     Index Fund+                                         37,000       2,518,220
   Consumer Staples Select
     Sector SPDR Fund+                                   77,000       2,154,460
   iShares MSCI Netherlands
     Index Fund                                          53,000       1,698,120
   iShares MSCI Germany Index
     Fund+                                               47,000       1,626,200
   SPDR MSCI ACWI ex-US ETF*+                            32,000       1,367,040
   Utilities Select Sector SPDR
     Fund+                                               34,000       1,353,200
   SPDR Russell/Nomura Small Cap
     Japan ETF                                           24,500       1,168,650
   SPDR S&P International Small
     Cap ETF*+                                            9,000         332,460
                                                                  -------------

TOTAL EXCHANGE TRADED FUNDS
   (Cost $277,541,953)                                              344,752,540
                                                                  -------------

MUTUAL FUNDS 1.1%
   First American Prime
      Obligations Fund                                3,778,229       3,778,229
                                                                  -------------
TOTAL MUTUAL FUNDS
   (Cost $3,778,229)                                                  3,778,229
                                                                  -------------

--------------------------------------------------------------------------------
                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 41.1%
Investment in Securities Lending Short
Term
     Investment Portfolio held
     by U.S. Bank                                 $ 144,360,144     144,360,144
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $144,360,144)                                                 144,360,144
                                                                  -------------

TOTAL INVESTMENTS 141.4%
   (Cost $428,107,107)                                            $ 496,090,683
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (41.4)%                                               $(145,314,602)
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY AMERIGO
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                               $ 350,776,081

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007.


--------------------------------------------------------------------------------

VARIABLE ANNUITY CLERMONT
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 1.2%

   Berkshire Hathaway, Inc. --
     Class A*                                                 6   $     711,060
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $513,712)                                                      711,060

EXCHANGE TRADED FUNDS 90.6%
   iShares Lehman Aggregate
     Bond Fund+                                          74,000       7,400,740
   iShares MSCI EAFE Index
     Fund+                                               64,000       5,285,760
   SPDR Trust, Series 1+                                 30,000       4,577,400
   Vanguard Mid-Cap ETF                                  54,000       4,302,180
   iShares Russell 1000 Growth
     Index Fund                                          54,000       3,327,480
   Vanguard Total Bond Market
     ETF+                                                42,000       3,178,560
   iShares Russell 1000 Value
     Index Fund+                                         28,000       2,407,160
   DIAMONDS Trust, Series I+                             16,000       2,222,560
   iShares Lehman 7-10 Year
     Treasury Bond Fund+                                 25,000       2,096,000
   Vanguard Emerging Markets
     ETF                                                 17,000       1,760,520
   Powershares QQQ+                                      29,000       1,490,890
   Vanguard Consumer Staples
     VIPERs                                              20,000       1,402,200
   Van Kampen Senior Income
     Trust+                                             129,000       1,028,130
   Vanguard Health Care ETF                              16,000         982,880
   iShares S&P Latin America
     40 Index Fund                                        4,000         966,000
   SPDR S&P International
     Small Cap ETF*+                                     25,000         923,500
   iShares Morningstar Large
     Core Index Fund+                                     9,000         732,780
   iShares MSCI Pacific ex-
     Japan Index Fund+                                    4,000         665,200
   Industrial Select Sector SPDR
     Fund+                                               16,000         657,280
   iShares Russell 2000 Index
     Fund+                                                8,000         641,360
   Vanguard Short-Term Bond
     ETF+                                                 8,000         609,200
   SPDR MSCI ACWI ex-US
     ETF*                                                14,000         598,080

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   iShares MSCI Emerging
     Markets Index Fund+                                  4,000   $     597,800
   Vanguard Small-Cap ETF                                 8,000         581,360
   KBW Capital Markets ETF+                               8,000         526,400
   Vanguard Pacific ETF+                                  7,000         509,250
   iShares Morningstar Mid
     Core Index Fund                                      5,000         441,450
   Barclays Bank PLC                                    400,000         400,000
   Utilities Select Sector SPDR
     Fund+                                               10,000         398,000
   Pioneer Floating Rate Trust                           15,000         270,900
   BlackRock Floating Rate
     Income Strategies Fund
     Inc                                                 15,000         256,050
   Eaton Vance Floating-Rate
     Income Trust                                        15,000         255,750
   BlackRock Floating Rate
     Income Strategies Fund II
     Inc                                                 15,000         255,000
   Technology Select Sector
     SPDR Fund+                                           8,000         215,760
   BlackRock Corporate High
     Yield Fund V, Inc.                                  15,000         189,900
   Nuveen Floating Rate Income
     Opportunity Fund                                    15,000         189,600
   Nuveen Floating Rate Income
     Fund                                                15,000         189,150
   BlackRock Corporate High
     Yield Fund VI, Inc.                                 15,000         187,950
   Vanguard Intermediate-Term
     Bond ETF                                             2,000         151,140
   Eaton Vance Senior Income
     Trust                                               15,000         119,400
   BlackRock Corporate High
     Yield Fund, Inc.                                    15,000         115,950
   BlackRock Corporate High
     Yield Fund III, Inc.                                15,000         113,400
   Dreyfus High Yield Strategies
     Fund                                                15,000          58,050
                                                                  -------------

TOTAL EXCHANGE TRADED FUNDS
   (Cost $45,025,353)                                                53,278,120
                                                                  -------------

MUTUAL FUNDS 8.3%
   First American Prime
     Obligations Fund                                 4,872,244       4,872,244
                                                                  -------------

TOTAL MUTUAL FUNDS
   (Cost $4,872,244)                                                  4,872,244
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY CLERMONT
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 28.1%
Investment in Securities Lending Short
Term
     Investment Portfolio held
     by U.S. Bank                                $   16,538,013   $  16,538,013
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $16,538,013)                                                   16,538,013
                                                                  =============

TOTAL INVESTMENTS 128.2%
   (Cost $66,949,322)                                             $  75,399,437
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (28.2)%                                               $ (16,574,985)
                                                                  -------------
NET ASSETS - 100.0%                                               $  58,824,452

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007.


--------------------------------------------------------------------------------

VARIABLE ANNUITY BEROLINA
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 8.4%

   Alcan, Inc.                                            2,300   $     230,184
   FedEx Corp.                                            1,800         188,550
   Nvidia Corp.*                                          5,000         181,200
   Eaton Corp.                                            1,600         158,464
   Monsanto Co.+                                          1,700         145,758
   SanDisk Corp.*                                         2,600         143,260
   Solectron Corp.*                                      36,200         141,180
   Kaydon Corp.+                                          2,600         135,174
   Illinois Tool Works, Inc.                              2,200         131,208
   Actuant Corp. -- Class A                               2,000         129,940
   Ciena Corp.*                                           3,400         129,472
   Alcoa, Inc.                                            3,300         129,096
   American States Water Co.                              3,300         128,700
   Emerson Electric Co.                                   2,400         127,728
   JDS Uniphase Corp.*                                    8,500         127,160
   Western Digital Corp.*                                 5,000         126,600
   Google, Inc. -- Class A*                                 220         124,799
   General Electric Co.                                   3,000         124,200
   California Water Service
     Group                                                3,200         123,168
   Aqua America, Inc.+                                    5,400         122,472
   Matsushita Electric Industrial
     Co Ltd                                               6,600         122,430
   Flextronics International
     Ltd.*+                                              10,900         121,862
   3M Co.+                                                1,300         121,654
   Imperial Chemical Industries
     PLC -- SP ADR                                        2,300         121,440
   Barrick Gold Corp.                                     3,000         120,840
   Celanese Corp.                                         3,100         120,838
   Texas Instruments, Inc.                                3,300         120,747
   Dow Chemical Co.                                       2,800         120,568
   Honeywell International, Inc.                          2,000         118,940
   ASML Holding NV -- SP
     ADR*                                                 3,600         118,296
   Altria Group, Inc.                                     1,700         118,201
   AngloGold Ashanti Ltd. --
     SP ADR                                               2,500         117,225
   Intel Corp.                                            4,500         116,370
   Tyco International Ltd.+                               2,600         115,284
   Sycamore Networks, Inc.*                              28,300         115,181
   Seagate Technology                                     4,500         115,110
   EMC Corp*                                              5,500         114,400
   E.I. du Pont de Nemours and
     Co.                                                  2,300         113,988
   Eastman Chemical Co.+                                  1,700         113,441
   Advanced Micro Devices,
     Inc.*+                                               8,500         112,200

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Newmont Mining Corp.                                   2,500   $     111,825
   Rohm & Haas Co.+                                       2,000         111,340
   American Tower Corp. --
     Class A*                                             2,500         108,850
   Micron Technology, Inc.*+                              9,700         107,670
   Yahoo!, Inc.*+                                         4,000         107,360
   Lam Research Corp.*+                                   2,000         106,520
   Adaptec, Inc.*                                        27,800         106,196
   PPG Industries, Inc.+                                  1,400         105,770
   Applied Materials, Inc.                                5,000         103,500
   Trinity Industries, Inc.                               2,700         101,358
   Travelzoo, Inc.*                                       4,400         100,980
   Nordson Corp.+                                         2,000         100,420
   Archer-Daniels-Midland Co.                             3,000          99,240
   Novellus Systems, Inc.*+                               3,600          98,136
   Network Appliance, Inc.*+                              3,600          96,876
   Pentair, Inc.                                          2,900          96,222
   CNET Networks, Inc.*                                  12,300          91,635
   InfoSpace, Inc.+                                       5,000          87,800
   United Parcel Service, Inc. --
     Class B                                              1,000          75,100
   Sanmina-SCI Corp.*                                    30,700          65,084
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $6,819,420)                                                  7,189,210
                                                                  -------------
EXCHANGE TRADED FUNDS 91.5%
   iShares S&P Latin America
     40 Index Fund                                       31,000       7,486,500
   iShares MSCI Emerging
     Markets Index Fund+                                 34,000       5,081,300
   DIAMONDS Trust, Series I+                             23,000       3,194,930
   Powershares QQQ+                                      61,000       3,136,010
   Consumer Staples Select
     Sector SPDR Fund+                                  112,000       3,133,760
   iShares FTSE/Xinhua China
     25 Index Fund+                                      17,000       3,060,000
   iShares MSCI Pacific Index
     Fund+                                               18,000       2,993,400
   Vanguard Emerging Markets
     ETF+                                                22,000       2,278,320
   iShares Russell 1000 Growth
     Index Fund+                                         33,000       2,033,460
   iShares Silver Trust*+                                14,000       1,914,780
   Vanguard Pacific ETF+                                 24,000       1,746,000
   Vanguard Mid-Cap ETF                                  21,000       1,673,070
   SPDR MSCI ACWI ex-US
     ETF*+                                               39,000       1,666,080
   SPDR S&P Biotech ETF+                                 28,000       1,625,400
   streetTracks Gold Trust*                              22,000       1,617,220


--------------------------------------------------------------------------------

VARIABLE ANNUITY BEROLINA
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   iShares Russell 2000 Index
     Fund+                                               20,000   $   1,603,400
   Industrial Select Sector SPDR
     Fund+                                               39,000       1,602,120
   Vanguard Growth ETF+                                  24,000       1,554,000
   KBW Capital Markets ETF+                              22,000       1,447,600
   iShares MSCI EAFE Index
     Fund+                                               17,000       1,404,030
   iShares MSCI Mexico Index
     Fund+                                               24,000       1,401,120
   Vanguard Large-Cap ETF+                               20,000       1,364,200
   Materials Select Sector SPDR
     Fund+                                               32,000       1,347,520
   SPDR S&P International
     Small Cap ETF*+                                     34,000       1,255,960
   Barclays Bank PLC                                  1,100,000       1,227,270
   SPDR S&P BRIC 40 ETF*+                                40,000       1,213,600
   iShares S&P Global
     Telecommunications
     Sector Index Fund+                                  15,000       1,168,500
   Vanguard Total Bond Market
     ETF+                                                15,000       1,135,200
   iShares MSCI Spain Index+                             18,000       1,094,400
   KBW Insurance ETF+                                    19,000       1,088,130
   iShares Dow Jones US Oil
     Equipment & Services
     Index Fund+                                         17,000       1,084,090
   iShares Dow Jones US
     Telecommunications
     Sector Index Fund+                                  32,000       1,083,200
   iShares Lehman Aggregate
     Bond Fund                                           10,000       1,000,100
   SPDR S&P Oil & Gas
   Equipment & Services
     ETF                                                 23,000         917,700
   Technology Select Sector
     SPDR Fund+                                          34,000         916,980
   Energy Select Sector SPDR
     Fund+                                               12,000         900,000
   iShares Dow Jones US
     Aerospace & Defense
     Index Fund+                                         11,000         765,930
   Vanguard FTSE All-World
     ex-US Index ETF*+                                   12,000         716,280
   iShares MSCI Brazil Index
     Fund+                                                9,000         661,950
   SPDR S&P China ETF*                                    6,000         563,520
   Pioneer Floating Rate Trust                           31,000         559,860
   Vanguard Health Care ETF                               9,000         552,870

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   BlackRock Floating Rate
     Income Strategies Fund
     Inc                                                 31,000   $     529,170
   Eaton Vance Floating-Rate
     Income Trust                                        31,000         528,550
   SPDR S&P Emerging Asia
     Pacific ETF*+                                        6,000         528,540
   BlackRock Floating Rate
     Income Strategies Fund II
     Inc                                                 31,000         527,000
   Vanguard Materials ETF+                                5,500         484,165
   BlackRock Corporate High
     Yield Fund V, Inc.                                  31,000         392,460
   Nuveen Floating Rate Income
     Opportunity Fund                                    31,000         391,840
   Nuveen Floating Rate Income
     Fund                                                31,000         390,910
   BlackRock Corporate High
     Yield Fund VI, Inc.                                 31,000         388,430
   iPath Dow Jones-AIG
     Commodity Index Total
     Return ETN*                                          5,600         300,776
   Van Kampen Senior Income
     Trust+                                              31,000         247,070
   Eaton Vance Senior Income
     Trust                                               31,000         246,760
   BlackRock Corporate High
     Yield Fund, Inc.+                                   31,000         239,630
   BlackRock Corporate High
     Yield Fund III, Inc.                                31,000         234,360
   iShares Dow Jones U.S.
     Transportation Index
     Fund+                                                2,000         173,300
   Dreyfus High Yield Strategies
     Fund                                                31,000         119,970
                                                                  -------------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $69,079,862)                                                77,992,691
                                                                  -------------
MUTUAL FUNDS 0.1%
   First American Prime
     Obligations Fund                                   122,277         122,277
                                                                  -------------
TOTAL MUTUAL FUNDS
   (Cost $122,277)                                                $     122,277
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY BEROLINA
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 43.1%
Investment in Securities Lending Short
Term
   Investment Portfolio held by
   U.S. Bank                                      $  36,719,152   $  36,719,152
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $36,719,152)                                                   36,719,152
                                                                  -------------

TOTAL INVESTMENTS 143.1%
   (Cost $112,740,711)                                              122,023,330
                                                                  -------------

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (43.1)%                                                 (36,738,465)
                                                                  -------------
NET ASSETS - 100.0%                                               $  85,284,865

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007.


--------------------------------------------------------------------------------

VARIABLE ANNUITY ESSENTIAL PORTFOLIO CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS 99.3%
   Rydex Variable Trust -
     Government Long Bond
     1.2x Strategy Fund+                                 67,535   $     769,218
   Rydex Variable Trust - U.S.
     Government Money
     Market Fund+                                       639,777         639,777
   Rydex Variable Trust -
     Europe 1.25x Strategy
     Fund*+                                              13,556         466,598
   Rydex Variable Trust -
     Absolute Return Strategies
     Fund*+                                              14,345         391,627
   Rydex Variable Trust - Large-
     Cap Value Fund*+                                     8,074         261,100
   Rydex Variable Trust -
     Commodities Strategy
     Fund*+                                               8,688         186,353
   Rydex Variable Trust - Mid-
     Cap Growth Fund*+                                    4,820         155,256
   Rydex Variable Trust - Real
     Estate Fund*+                                        2,711         125,719
   Rydex Variable Trust - Sector
     Rotation Fund*+                                      7,601         123,368
   Rydex Variable Trust - Small-
     Cap Growth Fund*+                                    2,937          94,203
   Rydex Variable Trust - Multi-
     Cap Core Equity Fund*+                               2,971          86,455
   Rydex Variable Trust - Mid-
     Cap Value Fund*+                                     3,760          85,229
   Rydex Variable Trust -
     Hedged Equity Fund*+                                 2,777          75,817
   Rydex Variable Trust - Large-
     Cap Growth Fund*+                                    2,574          73,598
   Rydex Variable Trust - Small-
     Cap Value Fund*+                                     2,753          71,209
                                                                  -------------

TOTAL MUTUAL FUNDS
   (Cost $3,402,623)                                                  3,605,527
                                                                  -------------

TOTAL INVESTMENTS 99.3%
   (Cost $3,402,623)                                              $   3,605,527
                                                                  -------------

OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.7%                                             $      27,030
                                                                  -------------
NET ASSETS - 100.0%                                               $   3,632,557

*     Non-Income Producing Security

+     Affiliated Funds


--------------------------------------------------------------------------------

VARIABLE ANNUITY ESSENTIAL PORTFOLIO MODERATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS 98.5%
   Rydex Variable Trust - Japan
     1.25x Strategy Fund*+                               70,245   $   1,850,965
   Rydex Variable Trust -
     Europe 1.25x Strategy
     Fund*+                                              51,179       1,761,572
   Rydex Variable Trust - OTC
     Fund*+                                              82,868       1,514,000
   Rydex Variable Trust -
     Government Long Bond
     1.2x Strategy Fund+                                104,351       1,188,556
   Rydex Variable Trust -
     Commodities Strategy
     Fund*+                                              50,989       1,093,718
   Rydex Variable Trust -
     Absolute Return Strategies
     Fund*+                                              29,944         817,461
   Rydex Variable Trust - Large-
     Cap Value Fund*+                                    22,777         736,596
   Rydex Variable Trust - Nova
     Fund*+                                              65,671         718,443
   Rydex Variable Trust - Real
     Estate Fund*+                                       15,280         708,540
   Rydex Variable Trust - Mid-
     Cap Growth Fund*+                                   19,052         613,649
   Rydex Variable Trust - Sector
     Rotation Fund*+                                     29,605         480,494
   Rydex Variable Trust - Mid-
     Cap Value Fund*+                                    16,739         379,464
   Rydex Variable Trust - Small-
     Cap Growth Fund*+                                   11,797         378,328
   Rydex Variable Trust - Large-
     Cap Growth Fund*+                                    9,441         269,920
   Rydex Variable Trust - Multi-
     Cap Core Equity Fund*+                               9,228         268,530
   Rydex Variable Trust -
     Russell 2000(R) 1.5x
     Strategy Fund*+                                      6,400         266,947
   Rydex Variable Trust - Small-
     Cap Value Fund*+                                    10,286         266,102
   Rydex Variable Trust -
     Hedged Equity Fund*+                                 8,980         245,151
                                                                  -------------

TOTAL MUTUAL FUNDS
   (Cost $12,945,889)                                                13,558,436
                                                                  -------------

TOTAL INVESTMENTS 98.5%
   (Cost $12,945,889)                                             $  13,558,436
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 1.5%                                             $     200,761
                                                                  -------------
NET ASSETS - 100.0%                                               $  13,759,197

*     Non-Income Producing Security

+     Affiliated Fund


--------------------------------------------------------------------------------

VARIABLE ANNUITY ESSENTIAL PORTFOLIO AGGRESSIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS 75.5%
   Rydex Variable Trust - Japan
     1.25x Strategy Fund*+                               34,123   $     899,137
   Rydex Variable Trust - OTC
     2x Strategy Fund*+                                  25,625         798,488
   Rydex Variable Trust - S&P
     500 2x Strategy Fund*+                              24,272         585,683
   Rydex Variable Trust -
     Europe 1.25x Strategy
     Fund*+                                              14,138         486,640
   Rydex Variable Trust -
     Commodities Strategy
     Fund*+                                              19,984         428,650
   Rydex Variable Trust - Real
     Estate Fund*+                                        8,137         377,324
   Rydex Variable Trust -
     Government Long Bond
     1.2x Strategy Fund+                                 26,280         299,334
   Rydex Variable Trust - Mid-
     Cap Growth Fund*+                                    7,075         227,878
   Rydex Variable Trust - Sector
     Rotation Fund*+                                     13,313         216,078
   Rydex Variable Trust -
     Russell 2000(R) 1.5x
     Strategy Fund*+                                      5,150         214,787
   Rydex Variable Trust - Small-
     Cap Value Fund*+                                     7,897         204,290
   Rydex Variable Trust - Small-
     Cap Growth Fund*+                                    6,124         196,405
   Rydex Variable Trust -
     Absolute Return Strategies
     Fund*+                                               6,474         176,741
   Rydex Variable Trust - Mid-
     Cap Value Fund*+                                     6,277         142,291
   Rydex Variable Trust - Large-
     Cap Growth Fund*+                                    4,010         114,644
   Rydex Variable Trust -
     Hedged Equity Fund*+                                 4,183         114,205
   Rydex Variable Trust - Large-
     Cap Value Fund*+                                     3,530         114,149
   Rydex Variable Trust - Multi-
     Cap Core Equity Fund*+                               3,918         114,022
                                                                  -------------

TOTAL MUTUAL FUNDS
   (Cost $5,394,116)                                                  5,710,746
                                                                  -------------

TOTAL INVESTMENTS 75.5%
   (Cost $5,394,116)                                              $   5,710,746
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 24.5%                                            $   1,856,212
                                                                  -------------
NET ASSETS - 100.0%                                               $   7,566,958


*     Non-Income Producing Security

+     Affiliated Funds


--------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust.

A. Effective June 16, 2006, the Trust began calculating a NAV twice each business day; first in the morning and again in the afternoon for the S&P 500 2x Strategy Fund, the OTC 2x Strategy Fund, the Dow 2x Strategy Fund, and the Inverse Dow 2x Strategy Fund. All other Funds in the Trust will price at the afternoon NAV. The morning NAV is calculated at 10:45 a.m., Eastern Time, and the afternoon NAV is calculated at the close of the New York Stock Exchange ("NYSE"), usually 4:00 p.m., Eastern Time. The NAV is calculated using the current market value of each Fund's total assets as of the respective time of calculation. These financial statements are based on the September 30, 2007 afternoon NAV.

B. All equity securities for the morning NAV are valued at the current sales price as of 10:45 a.m., Eastern Time, on the valuation date. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at the their last bid price for twice a day pricing or the Official Settlement Price listed by the exchange, usually as of 4:00 p.m., Eastern Time. Over-the-Counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued as of 10:45 a.m., Eastern Time, on the valuation date for the morning pricing cycle. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

Debt securities with a maturity greater than 60 days, are valued at the last traded fill price at the close of the Fund's pricing cycle, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of the Funds' pricing cycle, usually 4:00 p.m., Eastern Time.

Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., Eastern Time, adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before a Fund's close of business, the index will be fair valued with the use of an appropriate market indicator.

Traditional open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, usually 4:00 p.m., Eastern Time, on the valuation date. Exchange Traded Funds and closed-end investment companies are valued at the last quoted sales price.

The value of domestic equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. This is determined for the morning pricing cycle by either marking the agreements to the first 10:45 a.m. tick of the relevant index or, if there is a morning trade, to the "fill". Likewise for the afternoon pricing cycle, the agreements are marked at the close of the NYSE, usually 4:00 p.m., to the relevant index or, if there is an afternoon trade, to the "fill". The swap's market values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of foreign equity index and currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the security dealer provides a fair value quote at which the swap agreement is valued. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments, including structured notes, for which market quotations are not readily available, are valued at fair value as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

D. Net investment income is computed and dividends are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Income dividends in these Funds are accrued daily. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Benchmark Funds and distributions of net realized capital gains in all Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

E. When a Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to- market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. Currently, the Inverse Government Long Bond Strategy Fund is the only Fund practicing the use of short sales.

F. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

G. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. The Trust may enter into domestic equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index, or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index, or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. Domestic equity index swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a domestic equity index swap agreement or termination of the agreement are recognized as realized gains or losses.

The Trust may enter into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

The Trust may enter into variance swap agreements, which are agreements between two parties to make payments based on changes in the variance of an index over a stated period of time. Specifically, one party will be required to make a payment to the other party if the variance of an index increases over an agreed upon period of time, but will be entitled to receive a payment from the other party if the variance decreases over that time period. A variance swap that requires a single payment on a stated future date will be treated as a forward contract. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made, are recognized as realized gains or losses.

I. The Trust may invest in structured notes, which are over-the- counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as net realized gains/losses.

J. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

K. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

L. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.

NEW ACCOUNTING PRONOUNCEMENTS

On September 15, 2006, the FASB released Statement of Financial Accounting Standard No. 157 ("FAS 157") Fair Value Measurement which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. The standard is not expected to materially impact the Funds' financial statements.

ACQUISITION OF RYDEX INVESTMENTS AND THE DISTRIBUTOR

On June 28, 2007, Rydex NV, Inc. and Security Benefit Corporation ("Security Benefit") entered into an agreement pursuant to which Rydex Investments, together with several other Rydex entities, will be acquired by Security Benefit, a financial services firm that provides a broad variety of financial programs to investors in the advisor, banking, education, government, institutional, and qualified plan markets (the "Transaction"). Upon completion of the Transaction, Rydex Investments and the Distributor will be wholly-owned subsidiaries of Security Benefit. While the Transaction will have no material impact on the Funds or their shareholders, it will result in a change of control of Rydex Investments, which in turn will cause the termination of the investment advisory agreement between Rydex Investments and the Funds. As a result, a Special Meeting of

Shareholders (the "Meeting") of the Funds will be scheduled for the purpose of asking shareholders of record on August 6, 2007, to approve a new investment advisory agreement between Rydex Investments and the Funds under substantially the same terms as the previous investment advisory agreement (the "New Agreement"). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the 4th Quarter of 2007. Shareholders of the Funds will receive additional, and more detailed, information about the Transaction and the approval of the New Agreement, including the date of the Meeting, as that information becomes available. The Transaction will have no impact on the day-to-day operations of Rydex Investments, the fees payable to Rydex Investments under the New Agreement, or the persons responsible for the management of the Funds. Thus, the Transaction should have no impact on the Funds' shareholders.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on November 26, 2007, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Variable Trust (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments ("RI"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.

There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's or RI's internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

                                                                        EX.-3(i)

                                 CERTIFICATIONS

I, Carl G. Verboncoeur, certify that:

1. I have reviewed this report on Form N-Q of Rydex Variable Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: November 26, 2007


                                             /S/ CARL G. VERBONCOEUR
                                             -----------------------
                                                 Carl G. Verboncoeur
                                                 President

                                                                       EX.-3(ii)

                                 CERTIFICATIONS

I, Nick Bonos, certify that:

1. I have reviewed this report on Form N-Q of Rydex Variable Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: November 26, 2007


                                             /S/ NICK BONOS
                                             ------------------------------
                                                 Nick Bonos
                                                 Vice President & Treasurer

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                RYDEX VARIABLE TRUST
           ---------------------------------------------------------------------

By (Signature and Title)*   /S/ CARL G. VERBONCOEUR
                       ---------------------------------------------------------
                                Carl G. Verboncoeur, President

Date                        NOVEMBER 26, 2007
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /S/ CARL G. VERBONCOEUR
                         -------------------------------------------------------
                                Carl G. Verboncoeur, President

Date                        NOVEMBER 26, 2007
    ----------------------------------------------------------------------------

By (Signature and Title)*   /S/ NICK BONOS
                        --------------------------------------------------------
                                Nick Bonos, Vice President & Treasurer

Date                        NOVEMBER 26, 2007
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.